UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: December 31, 2018

Date of reporting period: June 30, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

The KP Funds

KP Retirement Path 2015 Fund: KPRAX

KP Retirement Path 2020 Fund: KPRBX

KP Retirement Path 2025 Fund: KPRCX

KP Retirement Path 2030 Fund: KPRDX

KP Retirement Path 2035 Fund: KPREX

KP Retirement Path 2040 Fund: KPRFX

KP Retirement Path 2045 Fund: KPRGX

KP Retirement Path 2050 Fund: KPRHX

KP Retirement Path 2055 Fund: KPRIX

KP Retirement Path 2060 Fund: KPRJX

KP Large Cap Equity Fund: KPLCX

KP Small Cap Equity Fund: KPSCX

KP International Equity Fund: KPIEX

KP Fixed Income Fund: KPFIX

Semi-Annual Report

June 30, 2018

THE KP FUNDS	June 30, 2018

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-457-3637 (855-4KPFNDS); and (ii) on the Commission’s website at http://www.sec.gov.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Retirement Path 2015 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 72.6%
KP Fixed Income Fund	17,767,368	$175,187
KP International Equity Fund	2,976,678	32,237
KP Large Cap Equity Fund	5,905,749	79,137
KP Small Cap Equity Fund	1,099,244	14,213

Total Affiliated Registered Investment Companies (Cost $284,611) (000)		300,774

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 27.4%
DFA Commodity Strategy Portfolio	675,839	4,035
DFA International Real Estate Securities Portfolio	803,009	4,127
DFA Real Estate Securities Portfolio	239,896	8,423

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	264,058	$4,222
T. Rowe Price Institutional Floating Rate Fund	416,193	4,137
T. Rowe Price New Era Fund, Cl I	111,513	4,132
Vanguard Inflation-Protected Securities Fund	1,234,062	12,736
Vanguard Short-Term Bond Index Fund	3,905,046	40,027
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,291,460	31,640

Total Unaffiliated Registered Investment Companies (Cost $112,843) (000)		113,479

Total Investments In Securities — 100.0% (Cost $397,454) (000)		$414,253

Percentages are based on Net Assets of $414,400 (000).

Cl — Class

As of June 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$179,057	$23,182	$(23,630)	$(3,336)	$(86)	$175,187	$—	$—
KP International Equity Fund	36,623	2,053	(5,483)	(1,819)	863	32,237	—	—
KP Large Cap Equity Fund	89,342	2,912	(16,174)	(1,457)	4,514	79,137	—	—
KP Small Cap Equity Fund	16,167	525	(3,564)	267	818	14,213	—	—

Totals	$321,189	$28,672	$(48,851)	$(6,345)	$6,109	$300,774	$—	$—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Retirement Path 2020 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 75.7%
KP Fixed Income Fund	33,048,018	$325,853
KP International Equity Fund	8,735,800	94,609
KP Large Cap Equity Fund	15,192,149	203,575
KP Small Cap Equity Fund	3,351,948	43,341

Total Affiliated Registered Investment Companies (Cost $620,595) (000)		667,378

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 24.3%
DFA Commodity Strategy Portfolio	1,445,186	8,628
DFA International Real Estate Securities Portfolio	1,718,390	8,833
DFA Real Estate Securities Portfolio	513,407	18,025

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	565,141	$9,037
T. Rowe Price Institutional Floating Rate Fund	890,835	8,855
T. Rowe Price New Era Fund, Cl I	238,467	8,835
Vanguard Inflation-Protected Securities Fund	2,616,006	26,997
Vanguard Short-Term Bond Index Fund	6,971,688	71,460
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,190,379	53,664

Total Unaffiliated Registered Investment Companies (Cost $213,483) (000)		214,334

Total Investments In Securities — 100.0% (Cost $834,078) (000)		$881,712

Percentages are based on Net Assets of $882,003 (000).

Cl — Class

As of June 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$309,890	$44,404	$(22,422)	$(5,921)	$(98)	$325,853	$—	$—
KP International Equity Fund	101,298	6,973	(10,786)	(4,704)	1,828	94,609	—	—
KP Large Cap Equity Fund	215,339	10,894	(30,095)	(1,181)	8,618	203,575	—	—
KP Small Cap Equity Fund	46,447	2,329	(8,674)	1,203	2,036	43,341	—	—

Totals	$672,974	$64,600	$(71,977)	$(10,603)	$12,384	$667,378	$—	$—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Retirement Path 2025 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 80.2%
KP Fixed Income Fund	34,347,697	$338,669
KP International Equity Fund	15,052,966	163,024
KP Large Cap Equity Fund	23,277,347	311,916
KP Small Cap Equity Fund	5,928,476	76,655

Total Affiliated Registered Investment Companies (Cost $814,234) (000)		890,264

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 19.8%
DFA Commodity Strategy Portfolio	1,826,271	10,903
DFA International Real Estate Securities Portfolio	2,172,865	11,169
DFA Real Estate Securities Portfolio	649,247	22,794

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	714,670	$11,428
T. Rowe Price Institutional Floating Rate Fund	1,126,657	11,199
T. Rowe Price New Era Fund, Cl I	301,372	11,166
Vanguard Inflation-Protected Securities Fund	3,295,208	34,007
Vanguard Short-Term Bond Index Fund	6,037,881	61,888
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,839,534	45,068

Total Unaffiliated Registered Investment Companies (Cost $218,319) (000)		219,622

Total Investments In Securities — 100.0% (Cost $1,032,553) (000)		$1,109,886

Percentages are based on Net Assets of $1,110,208 (000).

Cl — Class

As of June 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$307,654	$49,708	$(12,645)	$(5,981)	$(67)	$338,669	$—	$—
KP International Equity Fund	164,867	15,280	(12,012)	(7,163)	2,052	163,024	—	—
KP Large Cap Equity Fund	313,441	21,066	(33,342)	1,159	9,592	311,916	—	—
KP Small Cap Equity Fund	77,485	5,188	(11,571)	2,787	2,766	76,655	—	—

Totals	$863,447	$91,242	$(69,570)	$(9,198)	$14,343	$890,264	$—	$—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Retirement Path 2030 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 85.2%
KP Fixed Income Fund	27,213,811	$268,328
KP International Equity Fund	18,981,844	205,573
KP Large Cap Equity Fund	25,748,494	345,031
KP Small Cap Equity Fund	7,393,383	95,596

Total Affiliated Registered Investment Companies (Cost $823,788) (000)		914,528

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 14.8%
DFA Commodity Strategy Portfolio	1,684,509	10,057
DFA International Real Estate Securities Portfolio	2,004,040	10,301
DFA Real Estate Securities Portfolio	598,731	21,020

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	659,114	$10,539
T. Rowe Price Institutional Floating Rate Fund	1,039,101	10,329
T. Rowe Price New Era Fund, Cl I	277,960	10,298
Vanguard Inflation-Protected Securities Fund	3,029,689	31,267
Vanguard Short-Term Bond Index Fund	3,187,479	32,672
Vanguard Short-Term Inflation-Protected Securities Index Fund	890,178	21,809

Total Unaffiliated Registered Investment Companies (Cost $156,629) (000)		158,292

Total Investments In Securities — 100.0% (Cost $980,417) (000)		$1,072,820

Percentages are based on Net Assets of $1,073,078 (000).

Cl — Class

As of June 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$238,907	$43,091	$(8,944)	$(4,674)	$(52)	$268,328	$—	$—
KP International Equity Fund	203,754	21,478	(13,106)	(8,756)	2,203	205,573	—	—
KP Large Cap Equity Fund	337,314	26,819	(30,529)	2,695	8,732	345,031	—	—
KP Small Cap Equity Fund	94,220	7,452	(12,899)	3,725	3,098	95,596	—	—

Totals	$874,195	$98,840	$(65,478)	$(7,010)	$13,981	$914,528	$—	$—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Retirement Path 2035 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 89.8%
KP Fixed Income Fund	25,062,780	$247,119
KP International Equity Fund	26,375,318	285,645
KP Large Cap Equity Fund	31,301,341	419,437
KP Small Cap Equity Fund	10,200,212	131,889

Total Affiliated Registered Investment Companies (Cost $965,137) (000)		1,084,090

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 10.2%
DFA Commodity Strategy Portfolio	1,700,130	10,150
DFA International Real Estate Securities Portfolio	2,022,840	10,397
DFA Real Estate Securities Portfolio	604,416	21,221

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	665,327	$10,639
T. Rowe Price Institutional Floating Rate Fund	1,048,901	10,426
T. Rowe Price New Era Fund, Cl I	280,536	10,394
Vanguard Inflation-Protected Securities Fund	3,063,699	31,617
Vanguard Short-Term Bond Index Fund	1,200,769	12,308
Vanguard Short-Term Inflation-Protected Securities Index Fund	251,513	6,162

Total Unaffiliated Registered Investment Companies (Cost $121,199) (000)		123,314

Total Investments In Securities — 100.0% (Cost $1,086,336) (000)		$1,207,404

Percentages are based on Net Assets of $1,207,628 (000).

Cl — Class

As of June 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$216,991	$42,730	$(8,296)	$(4,264)	$(42)	$247,119	$—	$—
KP International Equity Fund	277,208	33,185	(15,513)	(11,782)	2,547	285,645	—	—
KP Large Cap Equity Fund	403,680	35,699	(33,526)	4,026	9,558	419,437	—	—
KP Small Cap Equity Fund	127,924	11,257	(16,633)	5,328	4,013	131,889	—	—

Totals	$1,025,803	$122,871	$(73,968)	$(6,692)	$16,076	$1,084,090	$—	$—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Retirement Path 2040 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 92.8%
KP Fixed Income Fund	19,239,596	$189,702
KP International Equity Fund	28,129,295	304,640
KP Large Cap Equity Fund	30,380,808	407,104
KP Small Cap Equity Fund	10,787,911	139,488

Total Affiliated Registered Investment Companies (Cost $921,328) (000)		1,040,934

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 7.2%
DFA Commodity Strategy Portfolio	1,303,348	7,781
DFA International Real Estate Securities Portfolio	1,550,634	7,970

Description	Shares	Value (000)
DFA Real Estate Securities Portfolio	463,244	$16,264
Lazard Global Listed Infrastructure Portfolio	510,001	8,155
T. Rowe Price Institutional Floating Rate Fund	804,035	7,992
T. Rowe Price New Era Fund, Cl I	215,051	7,968
Vanguard Inflation-Protected Securities Fund	2,347,291	24,224

Total Unaffiliated Registered Investment Companies (Cost $78,511) (000)		80,354

Total Investments In Securities — 100.0% (Cost $999,839) (000)		$1,121,288

Percentages are based on Net Assets of $1,121,439 (000).

Cl — Class

As of June 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$164,735	$33,864	$(5,617)	$(3,249)	$(31)	$189,702	$—	$—
KP International Equity Fund	290,421	37,423	(13,232)	(12,092)	2,120	304,640	—	—
KP Large Cap Equity Fund	385,954	36,528	(28,321)	4,876	8,067	407,104	—	—
KP Small Cap Equity Fund	132,342	12,527	(15,150)	6,070	3,699	139,488	—	—

Totals	$973,452	$120,342	$(62,320)	$(4,395)	$13,855	$1,040,934	$—	$—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Retirement Path 2045 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.4%
KP Fixed Income Fund	12,229,882	$120,587
KP International Equity Fund	22,609,024	244,856
KP Large Cap Equity Fund	23,384,104	313,347
KP Small Cap Equity Fund	8,728,551	112,860

Total Affiliated Registered Investment Companies (Cost $703,413) (000)		791,650

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.6%
DFA Commodity Strategy Portfolio	766,773	4,578
DFA International Real Estate Securities Portfolio	912,703	4,691

Description	Shares	Value (000)
DFA Real Estate Securities Portfolio	272,693	$9,573
Lazard Global Listed Infrastructure Portfolio	300,221	4,801
T. Rowe Price Institutional Floating Rate Fund	473,327	4,705
T. Rowe Price New Era Fund, Cl I	126,530	4,688
Vanguard Inflation-Protected Securities Fund	1,381,251	14,255

Total Unaffiliated Registered Investment Companies (Cost $46,176) (000)		47,291

Total Investments In Securities — 100.0% (Cost $749,589) (000)		$838,941

Percentages are based on Net Assets of $839,024 (000).

Cl — Class

As of June 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$103,026	$23,661	$(4,047)	$(2,033)	$(20)	$120,587	$—	$—
KP International Equity Fund	227,002	35,442	(9,503)	(9,550)	1,465	244,856	—	—
KP Large Cap Equity Fund	291,029	33,964	(21,412)	3,675	6,091	313,347	—	—
KP Small Cap Equity Fund	104,856	12,243	(12,075)	4,880	2,956	112,860	—	—

	$725,913	$105,310	$(47,037)	$(3,028)	$10,492	$791,650	$—	$—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Retirement Path 2050 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.9%
KP Fixed Income Fund	6,010,001	$59,259
KP International Equity Fund	13,403,137	145,156
KP Large Cap Equity Fund	13,764,918	184,450
KP Small Cap Equity Fund	5,189,707	67,103

Total Affiliated Registered Investment Companies (Cost $411,856) (000)		455,968

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.1%
DFA Commodity Strategy Portfolio	399,595	2,386
DFA International Real Estate Securities Portfolio	476,178	2,448

Description	Shares	Value (000)

DFA Real Estate Securities Portfolio	142,363	$4,997
Lazard Global Listed Infrastructure Portfolio	156,666	2,505
T. Rowe Price Institutional Floating Rate Fund	247,032	2,455
T. Rowe Price New Era Fund, Cl I	65,953	2,444
Vanguard Inflation-Protected Securities Fund	717,210	7,402

Total Unaffiliated Registered Investment Companies (Cost $24,172) (000)		24,637

Total Investments In Securities — 100.0% (Cost $436,028) (000)		$480,605

Percentages are based on Net Assets of $480,647 (000).

Cl — Class

As of June 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$47,536	$14,489	$(1,810)	$(932)	$(24)	$59,259	$—	$—
KP International Equity Fund	126,616	28,562	(5,178)	(5,351)	507	145,156	—	—
KP Large Cap Equity Fund	161,162	29,538	(11,680)	2,114	3,316	184,450	—	—
KP Small Cap Equity Fund	58,229	10,734	(6,366)	3,007	1,499	67,103	—	—

	$393,543	$83,323	$(25,034)	$(1,162)	$5,298	$455,968	$—	$—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Retirement Path 2055 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.9%
KP Fixed Income Fund	1,646,571	$16,235
KP International Equity Fund	4,072,716	44,108
KP Large Cap Equity Fund	4,168,120	55,852
KP Small Cap Equity Fund	1,551,204	20,057

Total Affiliated Registered Investment Companies (Cost $126,400) (000)		136,252

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.1%
DFA Commodity Strategy Portfolio	119,496	713
DFA International Real Estate Securities Portfolio	142,593	733

Description	Shares	Value (000)

DFA Real Estate Securities Portfolio	42,647	$1,498
Lazard Global Listed Infrastructure Portfolio	46,925	750
T. Rowe Price Institutional Floating Rate Fund	74,008	736
T. Rowe Price New Era Fund, Cl I	19,725	731
Vanguard Inflation-Protected Securities Fund	213,009	2,198

Total Unaffiliated Registered Investment Companies (Cost $7,262) (000)		7,359

Total Investments In Securities — 100.0% (Cost $133,662) (000)		$143,611

Percentages are based on Net Assets of $143,624 (000).

Cl — Class

As of June 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$11,964	$5,199	$(683)	$(229)	$(16)	$16,235	$—	$—
KP International Equity Fund	34,624	12,927	(1,931)	(1,878)	366	44,108	—	—
KP Large Cap Equity Fund	43,926	14,274	(3,819)	810	661	55,852	—	—
KP Small Cap Equity Fund	15,711	5,125	(2,070)	801	490	20,057	—	—

	$106,225	$37,525	$(8,503)	$(496)	$1,501	$136,252	$—	$—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Retirement Path 2060 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.9%
KP Fixed Income Fund	343,004	$3,382
KP International Equity Fund	847,841	9,182
KP Large Cap Equity Fund	867,838	11,630
KP Small Cap Equity Fund	322,985	4,176

Total Affiliated Registered Investment Companies (Cost $27,544) (000)		28,370

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.1%
DFA Commodity Strategy Portfolio	24,810	148
DFA International Real Estate Securities Portfolio	29,599	152

Description	Shares	Value (000)
DFA Real Estate Securities Portfolio	8,854	$310
Lazard Global Listed Infrastructure Portfolio	9,745	156
T. Rowe Price Institutional Floating Rate Fund	15,362	153
T. Rowe Price New Era Fund, Cl I	4,098	152
Vanguard Inflation-Protected Securities Fund	44,748	462

Total Unaffiliated Registered Investment Companies (Cost $1,518) (000)		1,533

Total Investments In Securities — 100.0% (Cost $29,062) (000)		$29,903

Percentages are based on Net Assets of $29,905 (000).

Cl — Class

As of June 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-months ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the six-months ended June 30, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the six-months ended June 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$2,462	$1,545	$(572)	$(40)	$(13)	$3,382	$—	$—
KP International Equity Fund	7,123	3,927	(1,526)	(646)	304	9,182	—	—
KP Large Cap Equity Fund	9,032	4,478	(2,168)	(145)	433	11,630	—	—
KP Small Cap Equity Fund	3,231	1,606	(925)	94	170	4,176	—	—

	$21,848	$11,556	$(5,191)	$(737)	$894	$28,370	$—	$—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Large Cap Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 97.8%
Consumer Discretionary — 13.5%
Advance Auto Parts	2,123	$288
Amazon.com*	47,789	81,232
Aptiv*	73,943	6,775
AutoZone*	908	609
Best Buy	47,187	3,519
Booking Holdings*	12,858	26,064
BorgWarner	5,597	242
Brunswick	5,626	363
Burlington Stores*	3,621	545
CarMax*	4,989	364
Carnival	38,144	2,186
Carter’s	5,649	612
CBS, Cl B	9,641	542
Charter Communications, Cl A*	5,300	1,554
Chipotle Mexican Grill, Cl A*	751	324
Comcast, Cl A	492,833	16,170
Darden Restaurants	23,329	2,498
Discovery Communications, Cl A*	4,793	132
Discovery Communications, Cl C*	9,746	249
DISH Network, Cl A*	6,700	225
Dollar General	77,631	7,654
Dollar Tree*	21,211	1,803
DR Horton	9,595	393
Expedia Group	3,380	406
Extended Stay America	14,500	313
Foot Locker	3,200	168

Description	Shares	Value (000)
Ford Motor	111,452	$1,234
Gap	6,862	222
Garmin	3,349	204
General Motors	62,858	2,477
Genuine Parts	4,115	378
Goodyear Tire & Rubber	7,530	175
Graham Holdings, Cl B	703	412
H&R Block	27,978	637
Hanesbrands	100,848	2,221
Harley-Davidson	18,161	764
Hasbro	12,292	1,135
Hilton Grand Vacations*	22,330	775
Hilton Worldwide Holdings	108,384	8,580
Home Depot	47,604	9,288
Hyatt Hotels, Cl A	11,615	896
Interpublic Group of Companies	148,909	3,490
John Wiley & Sons, Cl A	38,264	2,388
Johnson Controls International	225,278	7,536
Kohl’s	6,850	499
L Brands	7,325	270
Las Vegas Sands	131,634	10,052
Lear	10,129	1,882
Leggett & Platt	4,046	181
Lennar, Cl A	8,295	436
Live Nation Entertainment*	33,314	1,618
LKQ*	9,400	300
Lowe’s	71,758	6,858
Lululemon Athletica*	9,618	1,201
Macy’s	13,975	523
Marriott International, Cl A	11,122	1,408
Mattel*	9,790	161
McDonald’s	22,818	3,575
MGM Resorts International	14,000	406
Michael Kors Holdings*	60,697	4,042
Mohawk Industries*	1,901	407
Netflix*	32,513	12,727
Newell Brands	54,105	1,395
News, Cl A	11,668	181
News, Cl B	3,100	49
NIKE, Cl B	86,732	6,911
Nordstrom	3,649	189
Norwegian Cruise Line Holdings*	6,400	302
NVR*	837	2,486
Omnicom Group	73,919	5,638
O’Reilly Automotive*	2,369	648
PulteGroup	14,204	408
PVH	2,342	351

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Qurate Retail*	7,485	$159
Ralph Lauren, Cl A	31,083	3,908
Restaurant Brands International	47,500	2,864
Ross Stores	113,812	9,646
Royal Caribbean Cruises	48,187	4,992
Skechers U.S.A., Cl A*	45,856	1,376
Starbucks	40,167	1,962
Tapestry	8,789	411
Target	28,872	2,198
TEGNA	79,383	861
Tesla*	16,694	5,725
Thor Industries	2,531	247
Tiffany	2,992	394
TJX	31,093	2,959
Toll Brothers	6,510	241
Tractor Supply	3,743	286
TripAdvisor*	2,993	167
Twenty-First Century Fox	12,400	611
Twenty-First Century Fox, Cl A	46,414	2,306
Ulta Beauty*	1,700	397
Under Armour, Cl A*	6,200	139
Under Armour, Cl C*	4,720	100
Urban Outfitters*	15,040	670
VF	9,314	759
Viacom, Cl B	31,229	942
Walt Disney	56,230	5,893
Whirlpool	1,737	254
Wynn Resorts	5,191	869
Yum! Brands	9,159	716

		315,198

Consumer Staples — 5.8%
Altria Group	107,504	6,105
Archer-Daniels-Midland	94,306	4,322
Brown-Forman, Cl B	7,905	387
Bunge	1,879	131
Campbell Soup	6,013	244
Church & Dwight	7,300	388
Clorox	3,625	490
Coca-Cola	111,294	4,881
Colgate-Palmolive	38,107	2,470
Conagra Brands	91,596	3,273
Constellation Brands, Cl A	7,887	1,726
Costco Wholesale	13,511	2,824
Coty, Cl A	98,791	1,393
CVS Health	29,571	1,903
Danone	24,835	1,823

Description	Shares	Value (000)
Diageo	137,150	$4,927
Estee Lauder, Cl A	38,546	5,500
Flowers Foods	21,650	451
General Mills	116,315	5,148
Hershey	23,356	2,173
Hormel Foods	7,670	285
Ingredion	2,168	240
JM Smucker	18,325	1,970
Kellogg	7,003	489
Kimberly-Clark	21,709	2,287
Kraft Heinz	17,439	1,096
Kroger	22,900	651
McCormick	3,430	398
Molson Coors Brewing, Cl B	5,476	373
Mondelez International, Cl A	42,994	1,763
Monster Beverage*	11,620	666
Nestle	80,293	6,235
Nu Skin Enterprises, Cl A	19,683	1,539
PepsiCo	96,449	10,500
Philip Morris International	234,500	18,934
Pinnacle Foods	69,773	4,539
Procter & Gamble	111,090	8,672
Reckitt Benckiser Group	24,687	2,033
Sysco	56,895	3,885
Tyson Foods, Cl A	30,400	2,093
US Foods Holding*	44,579	1,686
Walgreens Boots Alliance	39,621	2,378
Wal-Mart Stores	153,189	13,121

		136,392

Energy — 5.1%
Anadarko Petroleum	82,832	6,067
Andeavor	3,932	516
Apache	10,696	500
Baker Hughes a GE	11,623	384
Cabot Oil & Gas	12,534	298
Chevron	113,415	14,339
Cimarex Energy	2,800	285
CNX Resources*	7,844	140
Concho Resources*	4,200	581
ConocoPhillips	139,785	9,732
Devon Energy	98,958	4,350
Energen*	10,290	749
EOG Resources	54,050	6,725
EQT	7,463	412
Exxon Mobil	244,141	20,198
Halliburton	26,682	1,202

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Helmerich & Payne	3,287	$210
Hess	7,396	495
HollyFrontier	37,456	2,563
Kinder Morgan	53,823	951
Marathon Oil	205,285	4,282
Marathon Petroleum	96,395	6,763
National Oilwell Varco	11,546	501
Newfield Exploration*	5,837	177
Noble Energy	13,626	481
Occidental Petroleum	73,854	6,180
Oceaneering International*	8,962	228
ONEOK	11,660	814
Phillips 66	20,459	2,298
Pioneer Natural Resources	6,595	1,248
Schlumberger	145,211	9,734
TechnipFMC	12,112	384
Valero Energy	86,183	9,552
Whiting Petroleum*	76,184	4,016
Williams	23,391	634
World Fuel Services	35,751	730

		118,719

Financials — 14.9%
Affiliated Managers Group	1,700	253
Aflac	61,906	2,663
Allstate	63,785	5,822
American Express	102,070	10,003
American Financial Group	15,494	1,663
American International Group	26,133	1,386
Ameriprise Financial	36,147	5,056
Aon	59,784	8,201
Arthur J Gallagher	5,600	366
Assurant	10,250	1,061
Athene Holding, Cl A*	8,963	393
Bank of America	648,962	18,294
Bank of New York Mellon	117,324	6,327
BankUnited	22,697	927
BB&T	26,510	1,337
Berkshire Hathaway, Cl B*	97,894	18,272
BlackRock, Cl A	22,350	11,154
Brighthouse Financial*	3,632	146
Capital One Financial	59,140	5,435
Cboe Global Markets	3,200	333
Charles Schwab	176,898	9,040
Chubb	71,904	9,133
Cincinnati Financial	4,457	298
Citigroup	248,318	16,617

Description	Shares	Value (000)
Citizens Financial Group	94,483	$3,675
CME Group, Cl A	18,206	2,984
Comerica	9,427	857
Discover Financial Services	40,256	2,834
E*TRADE Financial*	7,401	453
Erie Indemnity, Cl A	1,096	129
Everest Re Group	15,547	3,583
Federated Investors, Cl B	36,974	862
Fifth Third Bancorp	19,314	554
First American Financial	13,949	721
FNF Group	52,498	1,975
Franklin Resources	11,961	383
Goldman Sachs Group	51,768	11,419
Hartford Financial Services Group	14,294	731
Huntington Bancshares	33,348	492
Intercontinental Exchange	90,983	6,692
Invesco	11,973	318
Jefferies Financial Group	9,447	215
JPMorgan Chase	371,842	38,746
KeyCorp	46,782	914
Lazard, Cl A	19,522	955
Lincoln National	9,527	593
Loews	7,333	354
LPL Financial Holdings	3,297	216
M&T Bank	7,059	1,201
Marsh & McLennan	14,801	1,213
MetLife	123,577	5,388
Moody’s	25,336	4,321
Morgan Stanley	132,890	6,299
Morningstar	588	75
MSCI, Cl A	13,785	2,280
Nasdaq	56,854	5,189
Northern Trust	5,992	617
People’s United Financial	10,854	196
PNC Financial Services Group	107,989	14,589
Principal Financial Group	18,476	978
Progressive	83,002	4,910
Prudential Financial	41,464	3,877
Raymond James Financial	3,800	340
Regions Financial	202,292	3,597
Reinsurance Group of America, Cl A	28,620	3,820
S&P Global	32,687	6,665
SEI Investments	2,694	168
State Street	70,554	6,568
SunTrust Banks	26,551	1,753
SVB Financial Group*	1,600	462

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Synchrony Financial	59,087	$1,972
Synovus Financial	8,882	469
T Rowe Price Group	33,086	3,841
TD Ameritrade Holding	61,260	3,355
Torchmark	3,187	260
Travelers	78,479	9,601
Unum Group	6,555	243
US Bancorp	232,760	11,643
Wells Fargo	419,798	23,274
Willis Towers Watson	3,949	599
XL Group	7,193	402
Zions Bancorporation	41,438	2,183

		347,183

Health Care — 14.4%
Abbott Laboratories	148,809	9,076
AbbVie	81,487	7,550
ABIOMED*	3,501	1,432
Aetna	15,077	2,767
Agilent Technologies	26,017	1,609
Alexion Pharmaceuticals*	33,596	4,171
Align Technology*	7,057	2,414
Allergan	9,866	1,645
AmerisourceBergen, Cl A	4,701	401
Amgen	53,497	9,875
Anthem	30,567	7,276
Baxter International	106,255	7,846
Becton Dickinson	49,259	11,800
Biogen*	24,200	7,024
Boston Scientific*	62,030	2,028
Bristol-Myers Squibb	107,185	5,932
Cardinal Health	8,695	424
Celgene*	70,571	5,605
Centene*	37,365	4,604
Cerner*	8,915	533
Charles River Laboratories International*	9,524	1,069
Cigna	122,444	20,809
Cooper	4,994	1,176
Danaher	84,473	8,336
DaVita*	3,848	267
DENTSPLY SIRONA	6,849	300
Edwards Lifesciences*	5,982	871
Eli Lilly	27,755	2,368
Envision Healthcare*	3,366	148
Exelixis*	12,006	258
Express Scripts Holding*	107,872	8,329

Description	Shares	Value (000)
Gilead Sciences	105,083	$7,444
HCA Healthcare	58,733	6,026
Henry Schein*	4,600	334
Hologic*	8,200	326
Humana	46,762	13,918
IDEXX Laboratories*	2,600	567
Illumina*	4,200	1,173
Incyte*	23,107	1,548
Intuitive Surgical*	25,966	12,424
IQVIA Holdings*	4,800	479
Johnson & Johnson	239,744	29,090
Laboratory Corp of America Holdings*	3,052	548
McKesson	39,491	5,268
Medtronic	177,440	15,191
Merck	238,629	14,485
Mettler-Toledo International*	700	405
Mylan*	15,467	559
Nektar Therapeutics, Cl A*	4,500	220
Novartis	11,555	878
PerkinElmer	3,296	241
Perrigo	3,932	287
Pfizer	486,734	17,659
Quest Diagnostics	4,054	446
Regeneron Pharmaceuticals*	2,229	769
ResMed	4,000	414
Roche Holding	4,645	1,034
Stryker	58,184	9,825
Thermo Fisher Scientific	39,742	8,232
United Therapeutics*	5,995	678
UnitedHealth Group	118,145	28,986
Universal Health Services, Cl B	2,600	290
Varian Medical Systems*	15,684	1,784
Vertex Pharmaceuticals*	62,113	10,557
Waters*	11,554	2,237
WellCare Health Plans*	5,918	1,457
Zimmer Biomet Holdings	5,698	635
Zoetis, Cl A	13,772	1,173

		335,530

Industrials — 9.7%
3M	40,706	8,008
Alaska Air Group	3,900	236
Allegion	2,856	221
Allison Transmission Holdings	22,214	899
American Airlines Group	88,436	3,357
AMETEK	8,467	611

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
AO Smith	4,500	$266
Arconic	12,755	217
Boeing	121,666	40,820
Canadian National Railway	26,884	2,198
Caterpillar	51,085	6,931
CH Robinson Worldwide	4,264	357
Cintas	2,476	458
Copa Holdings, Cl A	1,531	145
Copart*	5,800	328
Crane	31,684	2,539
CSX	25,504	1,627
Cummins	19,793	2,632
Curtiss-Wright	3,261	388
Deere	9,267	1,296
Delta Air Lines	40,022	1,983
Dover	4,597	336
Dun & Bradstreet	18,079	2,217
Eaton	102,495	7,660
Emerson Electric	18,418	1,273
Equifax	22,100	2,765
Expeditors International of Washington	10,791	789
Fastenal	8,076	389
FedEx	15,307	3,476
Flowserve	4,043	163
Fluor	4,185	204
Fortive	34,817	2,685
Fortune Brands Home & Security	4,500	242
General Dynamics	20,435	3,809
General Electric	252,577	3,438
HD Supply Holdings*	20,294	870
Honeywell International	91,784	13,221
Huntington Ingalls Industries	9,091	1,971
IDEX	7,294	995
IHS Markit*	10,000	516
Illinois Tool Works	32,446	4,495
Ingersoll-Rand	90,323	8,105
ITT	14,186	742
Jacobs Engineering Group	3,630	230
JB Hunt Transport Services	2,500	304
Kansas City Southern	25,171	2,667
KAR Auction Services	27,255	1,494
L3 Technologies	8,590	1,652
Landstar System	4,928	538
Lockheed Martin	19,446	5,745
ManpowerGroup	4,215	363
Masco	9,222	345

Description	Shares	Value (000)
Nielsen Holdings	9,500	$294
Norfolk Southern	15,946	2,406
Northrop Grumman	27,007	8,310
nVent Electric*	18,688	469
Oshkosh	11,629	818
PACCAR	22,318	1,383
Parker-Hannifin	3,960	617
Pentair	23,535	990
Quanta Services*	4,576	153
Raytheon	26,224	5,066
Regal Beloit	10,305	843
Republic Services, Cl A	6,271	429
Robert Half International	51,248	3,336
Rockwell Automation	3,542	589
Rockwell Collins	4,636	624
Roper Technologies	2,973	820
Ryder System	23,045	1,656
Snap-on	1,729	278
Southwest Airlines	15,115	769
Spirit AeroSystems Holdings, Cl A	51,266	4,404
Stanley Black & Decker	24,750	3,287
Stericycle*	2,621	171
Teledyne Technologies*	3,528	702
Terex	14,161	597
Textron	7,190	474
TransDigm Group*	1,400	483
Union Pacific	63,747	9,032
United Continental Holdings*	6,600	460
United Parcel Service, Cl B	41,137	4,370
United Rentals*	2,500	369
United Technologies	58,942	7,370
Verisk Analytics, Cl A*	4,400	474
Waste Connections	42,950	3,233
Waste Management	61,487	5,001
WW Grainger	20,120	6,205
Xylem	5,122	345

		226,043

Information Technology — 26.6%
Accenture, Cl A	102,700	16,801
Activision Blizzard	96,679	7,379
Adobe Systems*	61,965	15,108
Advanced Micro Devices*	23,000	345
Akamai Technologies*	24,150	1,768
Alibaba Group Holding ADR*	53,800	9,981
Alliance Data Systems	1,480	345
Alphabet, Cl A*	38,297	43,245

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Alphabet, Cl C*	28,419	$31,706
Amdocs	22,410	1,483
Amphenol, Cl A	8,552	745
Analog Devices	28,917	2,774
ANSYS*	7,806	1,360
Apple	344,627	63,794
Applied Materials	140,863	6,506
Arista Networks*	2,210	569
ARRIS International*	55,002	1,344
ASML Holding, Cl G	9,100	1,802
Autodesk*	6,208	814
Automatic Data Processing	12,868	1,726
Black Knight*	23,271	1,246
Broadcom	37,304	9,051
Broadridge Financial Solutions	3,500	403
CA	9,266	330
Cadence Design Systems*	18,424	798
CDW	11,846	957
Cisco Systems	273,556	11,771
Citrix Systems	3,825	401
Cognizant Technology Solutions, Cl A	72,248	5,707
Corning	23,423	644
Dell Technologies, Cl V*	22,412	1,896
Dropbox, Cl A*	4,043	131
DXC Technology	101,860	8,211
eBay*	53,979	1,957
Electronic Arts*	45,944	6,479
F5 Networks*	38,551	6,648
Facebook, Cl A*	274,216	53,286
Fidelity National Information Services	87,352	9,262
First Solar*	12,884	678
Fiserv*	65,264	4,835
FleetCor Technologies*	3,320	699
FLIR Systems	22,004	1,144
Fortinet*	14,558	909
Gartner*	2,700	359
Global Payments	40,612	4,528
Harris	3,586	518
Hewlett Packard Enterprise	88,699	1,296
HP	88,401	2,006
IAC*	13,837	2,110
Intel	257,696	12,810
International Business Machines	57,659	8,055
Intuit	78,457	16,029
IPG Photonics*	2,199	485

Description	Shares	Value (000)
Juniper Networks	42,261	$1,159
KLA-Tencor	37,400	3,835
Lam Research	13,623	2,355
Marvell Technology Group	8,733	187
Mastercard, Cl A	32,300	6,348
Maxim Integrated Products	98,550	5,781
Microchip Technology	6,946	632
Micron Technology*	138,995	7,289
Microsoft	732,040	72,186
Motorola Solutions	4,585	534
NetApp	7,594	596
NVIDIA	36,362	8,614
ON Semiconductor*	14,884	331
Oracle	149,275	6,577
Paychex	9,067	620
PayPal Holdings*	147,144	12,253
Perspecta	18,210	374
Qorvo*	3,900	313
QUALCOMM	43,194	2,424
Red Hat*	61,959	8,325
salesforce.com*	82,230	11,216
Seagate Technology	8,469	478
ServiceNow*	16,741	2,887
Shopify, Cl A*	9,849	1,437
Skyworks Solutions	25,473	2,462
Symantec	19,037	393
Synopsys*	24,761	2,119
Take-Two Interactive Software*	6,383	755
TE Connectivity	9,915	893
Tencent Holdings ADR	168,600	8,472
Teradata*	3,532	142
Texas Instruments	138,013	15,216
Total System Services	60,536	5,116
Twitter*	19,100	834
VeriSign*	2,857	393
Visa, Cl A	214,532	28,415
VMware, Cl A*	28,079	4,127
Western Digital	33,886	2,623
Western Union	13,763	280
Workday, Cl A*	20,568	2,491
Xerox	6,504	156
Xilinx	10,159	663
Zebra Technologies, Cl A*	12,328	1,766
Zynga, Cl A*	99,165	404

		619,705

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Materials — 2.4%
Air Products & Chemicals	21,551	$3,356
Albemarle	3,400	321
Alcoa*	59,986	2,812
Avery Dennison	2,468	252
Ball	10,704	381
Berry Global Group*	36,815	1,691
Cabot	3,854	238
Celanese, Cl A	11,983	1,331
CF Industries Holdings	6,850	304
Chemours	40,621	1,802
Crown Holdings*	32,497	1,455
Domtar	8,847	422
DowDuPont	91,724	6,046
Eastman Chemical	15,812	1,581
Ecolab	7,409	1,040
FMC	3,932	351
Freeport-McMoRan	70,493	1,217
Huntsman	71,257	2,081
International Flavors & Fragrances	2,442	303
International Paper	11,676	608
LyondellBasell Industries, Cl A	57,844	6,354
Martin Marietta Materials	1,900	424
Mosaic	10,781	302
Newmont Mining	23,495	886
Nucor	8,955	560
Olin	24,462	703
Packaging Corp of America	2,800	313
PPG Industries	76,463	7,931
Praxair	8,214	1,299
Reliance Steel & Aluminum	2,098	184
Sealed Air	4,442	189
Sherwin-Williams	11,391	4,643
Steel Dynamics	64,799	2,977
Vulcan Materials	3,727	481
Westlake Chemical	8,032	864
WestRock	7,778	443

		56,145

Real Estate — 1.7%
Alexandria Real Estate Equities‡	3,000	379
American Tower, Cl A‡	23,877	3,442
Apartment Investment & Management, Cl A‡	4,754	201
AvalonBay Communities‡	4,112	707
Boston Properties‡	4,367	548
CBRE Group, Cl A*	64,278	3,069
Crown Castle International‡	58,614	6,320
Digital Realty Trust‡	5,800	647

Description	Shares	Value (000)
Duke Realty‡	10,800	$314
Equinix‡	2,294	986
Equity LifeStyle Properties‡	35,062	3,222
Equity Residential‡	10,384	661
Essex Property Trust‡	1,932	462
Extra Space Storage‡	3,700	369
Federal Realty Investment Trust‡	2,200	278
Gaming and Leisure Properties‡	37,790	1,353
GGP‡	19,343	395
HCP‡	13,395	346
Host Hotels & Resorts‡	21,818	460
Iron Mountain‡	8,486	297
Kimco Realty‡	12,145	206
Liberty Property Trust‡	14,160	628
Macerich‡	3,145	179
Mid-America Apartment Communities‡	3,400	342
Park Hotels & Resorts‡	30,182	925
Prologis‡	70,551	4,635
Public Storage‡	11,677	2,649
Realty Income‡	8,000	430
Regency Centers‡	4,500	279
SBA Communications, Cl A‡ *	3,200	528
Simon Property Group‡	9,004	1,532
SL Green Realty‡	2,400	241
UDR‡	8,300	312
Ventas‡	10,013	570
Vornado Realty Trust‡	5,303	392
Welltower‡	10,503	659
Weyerhaeuser‡	21,482	783

		39,746

Telecommunication Services — 0.9%
AT&T	233,515	7,498
CenturyLink	27,630	515
T-Mobile US*	36,475	2,180
Verizon Communications	199,846	10,054

		20,247

Utilities — 2.8%
AES	19,337	259
Alliant Energy	7,100	300
Ameren	49,295	3,000
American Electric Power	44,635	3,091
American Water Works	26,600	2,271
Avangrid	29,110	1,541
CenterPoint Energy	45,761	1,268
CMS Energy	7,864	372
Consolidated Edison	49,180	3,835
Dominion Energy	18,615	1,269

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
DTE Energy	7,353	$762
Duke Energy	103,561	8,190
Edison International	9,168	580
Entergy	5,054	408
Evergy	8,000	449
Eversource Energy	8,949	524
Exelon	269,919	11,499
FirstEnergy	13,533	486
NextEra Energy	43,104	7,200
NiSource	10,446	274
NRG Energy	9,264	284
OGE Energy	36,151	1,273
PG&E*	14,683	625
Pinnacle West Capital	3,492	281
PPL	20,899	597
Public Service Enterprise Group	50,894	2,755
SCANA	4,045	156
Sempra Energy	33,947	3,942
Southern	99,699	4,617
WEC Energy Group	8,920	577
Xcel Energy	49,863	2,278

		64,963

Total Common Stock (Cost $1,883,253) (000)		2,279,871

PREFERRED STOCK — 0.2%
Air BNB, Ser D* (A) (B)	11,406	1,295
Air BNB, Ser E* (A) (B)	6,939	788
Dropbox, Cl A (A) (B)	20,641	635
Magic Leap* (A) (B)	5,553	150
Magic Leap, Ser C* (A) (B)	13,521	365
Uber Technologies, Cl E* (A) (B)	21,969	879
Uber Technologies, Cl G* (A) (B)	7,921	317

Total Preferred Stock (Cost $3,282) (000)		4,429

EXCHANGE TRADED FUND — 0.2%
iShares Russell 1000 ETF	26,658	4,051

Total Exchange Traded Fund (Cost $4,022) (000)		4,051

SHORT-TERM INVESTMENT — 1.6%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 1.740% (C)	37,555,858	37,556

Total Short-Term Investment (Cost $37,556) (000)		37,556

Total Investments In Securities — 99.8% (Cost $1,928,113) (000)		$2,325,907

Percentages are based on net assets of $2,331,070 (000).

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	173	Sep-2018	$24,054	$23,542	$(512)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Currently, no stated interest rate.
(C)	The rate reported is the 7-day effective yield as of June 30, 2018.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

S&P — Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$2,279,871	$—	$—	$2,279,871
Preferred Stock	—	—	4,429	4,429
Exchange Traded Fund	4,051	—	—	4,051
Short-Term Investment	37,556	—	—	37,556

Total Investments in Securities	$2,321,478	$—	$4,429	$2,325,907

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(512)	$—	$—	$(512)

Total Other Financial Instruments	$(512)	$—	$—	$(512)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the six-months ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-months ended June 30, 2018 there were no transfers in and out of Level 3. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Small Cap Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 96.5%
Consumer Discretionary — 14.1%
1-800-Flowers.com, Cl A*	158,243	$1,986
Aaron’s	20,540	892
Abercrombie & Fitch, Cl A	70,097	1,716
Acushnet Holdings	18,596	455
Adtalem Global Education*	35,030	1,685
AH Belo, Cl A	197,880	930
American Axle & Manufacturing Holdings*	25,851	402
American Eagle Outfitters	20,295	472
American Public Education*	4,192	177
Asbury Automotive Group*	4,762	326
Ascena Retail Group*	43,595	174
Aspen Group*	49,050	366
Barnes & Noble	15,889	101
Barnes & Noble Education*	11,026	62
Belmond, Cl A*	21,632	241
Big 5 Sporting Goods	5,300	40
BJ’s Restaurants	49,861	2,992
Bloomin’ Brands	110,939	2,230
BMC Stock Holdings*	119,836	2,499
Buckle	7,285	196
Caleres	15,994	550
Callaway Golf	24,583	466
Capella Education	3,250	321
Career Education*	17,067	276

Description	Shares	Value (000)
Carter’s	20,327	$2,203
Cato, Cl A	6,513	160
Cavco Industries*	2,211	459
Century Casinos*	131,526	1,151
Chegg*	163,606	4,547
Chico’s FAS	306,773	2,497
Children’s Place	4,333	523
Chuy’s Holdings*	104,130	3,197
Cooper Tire & Rubber	157,108	4,132
Cooper-Standard Holdings*	4,239	554
Core-Mark Holding	11,897	270
Crocs*	17,682	311
Dave & Buster’s Entertainment*	10,326	492
Del Frisco’s Restaurant Group*	177,851	2,241
Denny’s*	66,651	1,062
Dine Brands Global	23,979	1,794
Dixie Group*	214,108	492
Dorman Products*	7,728	528
DSW, Cl A	69,439	1,793
El Pollo Loco Holdings*	6,356	72
Eldorado Resorts*	55,735	2,179
Ethan Allen Interiors	6,811	167
Etsy*	42,235	1,782
EW Scripps, Cl A	14,113	189
Express*	274,366	2,510
Fiesta Restaurant Group*	7,455	214
Five Below*	12,885	1,259
Floor & Decor Holdings, Cl A*	30,716	1,515
Fossil Group*	11,346	305
Fox Factory Holding*	9,791	456
Francesca’s Holdings*	11,062	84
FTD*	5,124	24
GameStop, Cl A	26,460	386
Gannett	29,201	312
Genesco*	5,622	223
Gentherm*	9,544	375
G-III Apparel Group*	148,256	6,583
Goodyear Tire & Rubber	121,510	2,830
Group 1 Automotive	5,099	321
Guess?	15,099	323
Habit Restaurants, Cl A*	271,311	2,713
Haverty Furniture	5,712	123
Hibbett Sports*	5,528	127
Inspired Entertainment*	68,564	429
Installed Building Products*	5,401	305
iRobot*	7,242	549

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
JC Penney*	80,713	$189
John Wiley & Sons, Cl A	75,190	4,692
Kirkland’s*	4,305	50
La-Z-Boy, Cl Z	12,211	374
LCI Industries	6,574	593
LGI Homes*	4,664	269
Lindblad Expeditions Holdings*	139,872	1,853
Lithia Motors, Cl A	6,250	591
Lovesac*	45,089	936
Lululemon Athletica*	18,888	2,358
Lumber Liquidators Holdings*	7,304	178
M/I Homes*	7,897	209
Madison Square Garden*	5,012	1,555
Malibu Boats, Cl A*	27,735	1,163
Marcus	4,960	161
MarineMax*	6,434	122
Marriott Vacations Worldwide	6,173	697
MDC Holdings	143,738	4,423
MDC Partners, Cl A*	131,666	606
Melco Resorts & Entertainment ADR	135,507	3,794
Meredith	70,154	3,578
Meritage Homes*	9,925	436
Modine Manufacturing*	191,706	3,499
Monarch Casino & Resort*	3,167	140
Monro	38,766	2,252
Motorcar Parts of America*	5,559	104
Movado Group	4,451	215
Nautilus*	8,936	140
New Media Investment Group	16,772	310
Nexstar Media Group, Cl A	52,272	3,837
Nutrisystem	7,674	295
Office Depot	133,210	340
Oxford Industries	4,396	365
Penn National Gaming*	88,817	2,983
Perry Ellis International*	3,500	95
PetMed Express	5,300	233
Pier 1 Imports*	93,689	223
Planet Fitness, Cl A*	30,775	1,352
PlayAGS*	37,395	1,012
Red Robin Gourmet Burgers*	3,766	176
Regis*	9,634	159
Rent-A-Center, Cl A*	13,683	201
RH*	5,007	699
Ruth’s Hospitality Group	7,380	207
Scholastic	7,106	315
SeaWorld Entertainment*	176,560	3,853

Description	Shares	Value (000)
Shake Shack, Cl A*	5,009	$332
Shoe Carnival	3,168	103
Shutterfly*	22,488	2,025
Sleep Number*	9,539	277
Sonic	9,625	331
Sonic Automotive, Cl A	7,160	148
Standard Motor Products	5,670	274
Steven Madden	13,748	730
Strayer Education	19,894	2,248
Sturm Ruger	56,109	3,142
Superior Industries International	6,299	113
Tailored Brands	12,881	329
Texas Roadhouse, Cl A	24,885	1,630
Tiffany	5,823	766
Tile Shop Holdings	10,401	80
TopBuild*	34,672	2,716
Ulta Beauty*	14,281	3,334
Unifi*	4,579	145
Universal Electronics*	3,803	126
Urban Outfitters*	35,049	1,561
Vail Resorts	8,081	2,216
Vera Bradley*	5,756	81
Vista Outdoor*	14,801	229
Vitamin Shoppe*	6,954	48
Weight Watchers International*	33,483	3,385
William Lyon Homes, Cl A*	7,732	179
Wingstop, Cl A	7,578	395
Winnebago Industries	7,461	303
Wolverine World Wide	24,782	862
World Wrestling Entertainment, Cl A	56,445	4,110
Zumiez*	5,373	135

		158,501

Consumer Staples — 3.4%
Andersons	131,673	4,503
Avon Products*	121,200	196
B&G Foods	71,674	2,143
Calavo Growers	4,094	394
Cal-Maine Foods*	7,733	355
Central Garden & Pet*	2,851	124
Central Garden & Pet, Cl A*	9,115	369
Chefs’ Warehouse*	61,705	1,759
Coca-Cola Bottling Consolidated	1,303	176
Darling Ingredients*	257,650	5,122
Dean Foods	23,500	247
Energizer Holdings	55,583	3,500
Flowers Foods	145,313	3,027

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Herbalife Nutrition*	30,924	$1,661
Inter Parfums	34,369	1,839
J&J Snack Foods	3,904	595
John B Sanfilippo & Son	2,524	188
Medifast	10,143	1,624
MGP Ingredients	3,270	290
Nu Skin Enterprises, Cl A	20,417	1,596
Seneca Foods, Cl A*	1,835	50
SpartanNash	9,236	236
SUPERVALU*	9,832	202
United Natural Foods*	78,960	3,368
Universal	60,078	3,968
WD-40	3,620	529

		38,061

Energy — 3.9%
Archrock	33,563	403
Ardmore Shipping*	286,601	2,350
Bristow Group*	9,036	127
C&J Energy Services*	16,510	390
Callon Petroleum*	461,148	4,953
Capital Product Partners(A)	163,982	502
CARBO Ceramics*	6,259	57
Carrizo Oil & Gas*	20,325	566
Cloud Peak Energy*	22,702	79
CONSOL Energy*	7,000	268
Denbury Resources*	104,314	502
Diamondback Energy	17,707	2,330
Dorian LPG*	1	—
Eclipse Resources*	621,143	994
Energen*	63,730	4,641
Era Group*	6,300	82
Exterran*	8,882	222
Geospace Technologies*	3,914	55
Green Plains	9,972	182
Gulf Island Fabrication*	3,100	28
Helix Energy Solutions Group*	35,894	299
HighPoint Resources*	28,571	174
Independence Contract Drilling*	74,722	308
Jones Energy, Cl A*	2	—
Keane Group*	66,537	910
Matrix Service*	7,679	141
Nabors Industries	377,915	2,422
Newpark Resources*	22,967	249
Noble*	63,944	405
Oceaneering International*	27,084	689
Oil States International*	70,907	2,276

Description	Shares	Value (000)
Par Pacific Holdings*	6,791	$118
PDC Energy*	41,443	2,505
Penn Virginia*	3,000	255
Pioneer Energy Services*	23,574	138
Profire Energy*	261,761	885
ProPetro Holding*	18,530	290
Renewable Energy Group*	9,400	168
Resolute Energy*	53,739	1,677
REX American Resources*	1,686	136
Ring Energy*	199,148	2,513
RPC	192,080	2,799
SEACOR Holdings*	4,750	272
SRC Energy*	63,182	696
TETRA Technologies*	37,076	165
Transocean*	108,801	1,462
Unit*	14,000	358
Whiting Petroleum*	63,120	3,328

		44,369

Financials — 17.9%
Access National	76,817	2,197
Ambac Financial Group*	12,600	250
American Equity Investment Life Holding	67,360	2,425
American Financial Group	38,185	4,098
Ameris Bancorp	10,575	564
AMERISAFE	70,836	4,091
Apollo Commercial Real Estate Finance‡	29,165	533
ARMOUR Residential‡	10,788	246
Aspen Insurance Holdings	67,111	2,731
Associated Banc-Corp	49,560	1,353
Banc of California	110,638	2,163
Bank of Hawaii	44,960	3,751
Banner	27,729	1,667
Baycom*	12,954	321
Berkshire Hills Bancorp	40,037	1,626
BofI Holding*	14,360	587
Boston Private Financial Holdings	21,843	347
Bridgewater Bancshares*	65,510	833
BrightSphere Investment Group	74,766	1,066
Brookline Bancorp	20,845	388
Byline Bancorp*	54,206	1,211
Capstar Financial Holdings	116,018	2,150
Capstead Mortgage‡	23,731	212
Carolina Financial	47,546	2,041
Central Pacific Financial	7,600	218
Chemical Financial	25,624	1,426

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
City Holding	3,992	$300
Civista Bancshares	56,665	1,374
CoBiz Financial	147,041	3,158
Columbia Banking System	34,922	1,428
Commerce Bancshares	68,504	4,433
Community Bank System	13,325	787
Community Bankers Trust*	255,863	2,290
Curo Group Holdings*	51,765	1,292
Customers Bancorp*	72,229	2,050
CVB Financial	195,152	4,375
Dime Community Bancshares	8,319	162
Donnelley Financial Solutions*	8,600	149
E*TRADE Financial*	56,483	3,455
Eagle Bancorp Montana	34,296	662
eHealth*	4,800	106
Employers Holdings	8,491	341
Encore Capital Group*	6,132	224
Enova International*	8,762	320
Entegra Financial*	22,666	664
Evans Bancorp	39,731	1,832
EZCORP, Cl A*	92,349	1,113
FB Financial	79,087	3,220
Fidelity Southern	6,114	155
Financial Engines	16,640	747
First BanCorp*	47,150	361
First Bancorp NC	27,886	1,141
First Busey	15,108	479
First Commonwealth Financial	26,071	404
First Community	54,515	1,368
First Financial Bancorp	68,533	2,101
First Financial Bankshares	17,689	900
First Hawaiian	87,232	2,531
First Horizon National	176,735	3,153
First Internet Bancorp	89,632	3,056
First Midwest Bancorp	26,926	686
FirstCash	11,892	1,069
FNB	298,792	4,010
Franklin Financial Network*	3,600	135
Glacier Bancorp	20,771	803
Great Western Bancorp	15,373	646
Green Bancorp	54,315	1,173
Green Dot, Cl A*	74,398	5,460
Greenhill	6,709	191
Guaranty Bancorp	99,792	2,974
Guaranty Bancshares	17,868	589
Hanmi Financial	8,374	237

Description	Shares	Value (000)
Hannon Armstrong Sustainable Infrastructure Capital‡	106,247	$2,098
HCI Group	2,200	91
Heritage Commerce	112,899	1,918
Heritage Financial	18,827	656
HomeStreet*	7,697	207
Hope Bancorp	33,587	599
Horace Mann Educators	28,827	1,286
IBERIABANK	53,501	4,055
Independent Bank	7,192	564
Infinity Property & Casualty	3,090	440
International. FCStone*	4,016	208
Invesco Mortgage Capital‡	29,040	462
Investar Holding	37,567	1,039
Investment Technology Group	8,427	176
James River Group Holdings	85,489	3,359
Kemper	22,215	1,681
LegacyTexas Financial Group	11,044	431
LPL Financial Holdings	25,330	1,660
Maiden Holdings	20,065	156
Meta Financial Group	2,344	228
MSCI, Cl A	5,455	902
National Bank Holdings, Cl A	85,504	3,300
Navigators Group	5,853	334
NBT Bancorp	11,346	433
New York Mortgage Trust‡	28,620	172
NMI Holdings, Cl A*	16,390	267
Northfield Bancorp	13,347	222
Northwest Bancshares	26,699	464
OFG Bancorp	12,709	179
Old Line Bancshares	37,650	1,314
Old National Bancorp	156,574	2,912
Old Point Financial	18,109	523
Opus Bank	67,624	1,941
Oritani Financial	10,106	164
Orrstown Financial Services	15,045	391
Pacific Premier Bancorp*	10,160	388
PacWest Bancorp	27,034	1,336
PennyMac Mortgage Investment Trust‡	15,740	299
Piper Jaffray	3,689	284
PRA Group*	11,787	454
Primerica	40,650	4,049
ProAssurance	13,957	495
Prosperity Bancshares	59,756	4,085
Provident Financial Services	15,858	437
Reliant Bancorp	27,925	783

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
RLI	10,178	$674
S&T Bancorp	9,084	393
Safety Insurance Group	3,963	338
Sandy Spring Bancorp	55,247	2,266
Seacoast Banking Corp of Florida*	12,200	385
Selective Insurance Group	15,369	845
ServisFirst Bancshares	11,769	491
Shore Bancshares	55,922	1,064
Sierra Bancorp	23,559	665
Simmons First National, Cl A	20,455	612
SmartFinancial*	46,725	1,204
Solar Capital	56,216	1,149
Southern First Bancshares*	4,601	203
Southern National Bancorp of Virginia	121,976	2,176
Southside Bancshares	7,124	240
State Auto Financial	32,267	965
Sterling Bancorp	39,830	532
Stewart Information Services	6,113	263
SVB Financial Group*	10,322	2,981
Synovus Financial	35,560	1,879
TCF Financial	57,555	1,417
Texas Capital Bancshares*	7,880	721
Third Point Reinsurance*	23,123	289
Tompkins Financial	3,195	274
TriCo Bancshares	93,758	3,511
Trupanion*	19,537	754
TrustCo Bank	24,776	221
UMB Financial	26,712	2,036
Umpqua Holdings	194,453	4,393
United Community Banks	19,195	589
United Fire Group	5,473	298
United Insurance Holdings	6,102	119
Universal Insurance Holdings	8,424	296
Veritex Holdings*	20,727	644
Virtus Investment Partners	1,857	238
Waddell & Reed Financial, Cl A	21,301	383
Walker & Dunlop	7,338	408
WesBanco	34,939	1,574
Westamerica Bancorporation	51,225	2,895
Western Alliance Bancorp*	29,725	1,683
Wintrust Financial	15,872	1,382
WisdomTree Investments	30,102	273
World Acceptance*	1,694	188
Zions Bancorporation	53,501	2,819

		200,771

Description	Shares	Value (000)
Health Care — 12.4%
Abaxis	5,950	$494
ABIOMED*	2,899	1,186
Acadia Healthcare*	36,329	1,486
Aceto	9,010	30
Acorda Therapeutics*	12,204	350
Aerie Pharmaceuticals*	36,989	2,499
Agios Pharmaceuticals*	12,225	1,030
AMAG Pharmaceuticals*	9,791	191
Amedisys*	7,465	638
AMN Healthcare Services*	12,497	732
Amphastar Pharmaceuticals*	9,112	139
AngioDynamics*	9,443	210
ANI Pharmaceuticals*	2,447	163
Anika Therapeutics*	4,299	138
Array BioPharma*	181,469	3,045
AxoGen*	43,901	2,206
Bio-Rad Laboratories, Cl A*	8,111	2,340
Bio-Techne	3,085	456
BioTelemetry*	45,085	2,029
Cambrex*	8,555	447
Charles River Laboratories International*	12,115	1,360
Chemed	6,602	2,125
Collegium Pharmaceutical*	53,615	1,279
Community Health Systems*	31,174	103
Computer Programs & Systems	3,115	102
CONMED	28,993	2,122
Corcept Therapeutics*	24,836	390
CorVel*	2,800	151
Cross Country Healthcare*	124,669	1,403
CryoLife*	61,629	1,716
Cutera*	4,000	161
Cytokinetics*	13,823	115
Depomed*	16,985	113
DexCom*	32,306	3,068
Diplomat Pharmacy*	12,485	319
Eagle Pharmaceuticals*	2,416	183
Emergent BioSolutions*	9,208	465
Enanta Pharmaceuticals*	3,753	435
Encompass Health	92,794	6,284
Endo International*	52,420	494
Ensign Group	12,672	454
Envision Healthcare*	43,698	1,923
Evolent Health, Cl A*	53,816	1,133
Exact Sciences*	11,595	693
Flexion Therapeutics*	20,555	531

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
GenMark Diagnostics*	297,262	$1,897
Genomic Health*	23,135	1,166
Haemonetics*	44,885	4,025
Halozyme Therapeutics*	56,620	955
Halyard Health*	28,465	1,630
HealthEquity*	27,877	2,094
HealthStream*	7,053	193
Heron Therapeutics*	28,775	1,118
Heska*	1,841	191
HMS Holdings*	87,424	1,890
ICU Medical*	7,470	2,194
Innoviva*	17,791	246
Inogen*	4,550	848
Insulet*	42,083	3,606
Integer Holdings*	7,413	479
Integra LifeSciences Holdings*	31,510	2,030
Intra-Cellular Therapies, Cl A*	29,572	523
Invacare	8,443	157
K2M Group Holdings*	116,777	2,627
Kindred Healthcare*	25,987	234
Lannett*	8,185	111
Lantheus Holdings*	8,077	118
LeMaitre Vascular	4,200	141
LHC Group*	7,630	653
Ligand Pharmaceuticals*	15,823	3,278
LivaNova*	16,960	1,693
Loxo Oncology*	4,450	772
Luminex	10,704	316
Magellan Health*	6,421	616
Medicines*	16,902	620
MEDNAX*	33,793	1,463
Meridian Bioscience	11,833	188
Merit Medical Systems*	96,293	4,930
MiMedx Group*	27,970	179
Molina Healthcare*	15,680	1,536
Momenta Pharmaceuticals*	20,173	413
Myriad Genetics*	18,253	682
Natus Medical*	8,660	299
Neogen*	13,513	1,084
NeoGenomics*	99,630	1,306
Neurocrine Biosciences*	22,948	2,254
Novocure*	40,615	1,271
Nuvectra*	38,615	793
Omnicell*	10,125	531
OraSure Technologies*	83,642	1,378
Orthofix International*	4,871	277

Description	Shares	Value (000)
Owens & Minor	15,940	$266
Oxford Immunotec Global*	167,855	2,164
PetIQ, Cl A*	35,504	954
Phibro Animal Health, Cl A	5,540	255
Prestige Brands Holdings*	39,254	1,507
Progenics Pharmaceuticals*	20,356	164
Providence Service*	27,844	2,187
Quality Systems*	12,155	237
Quidel*	42,867	2,851
Quorum Health*	8,300	41
R1 RCM*	95,397	828
REGENXBIO*	6,980	501
Repligen*	9,766	459
Sage Therapeutics*	11,346	1,776
Sarepta Therapeutics*	12,581	1,663
Select Medical Holdings*	27,938	507
Sientra*	27,645	539
Spectrum Pharmaceuticals*	24,375	511
Supernus Pharmaceuticals*	46,996	2,813
Surmodics*	3,700	204
Tabula Rasa HealthCare*	36,500	2,330
Tactile Systems Technology*	3,800	198
Tandem Diabetes Care*	83,280	1,834
Teladoc*	35,039	2,034
Tenet Healthcare*	128,728	4,321
TG Therapeutics*	35,467	466
Tivity Health*	8,864	312
US Physical Therapy	3,279	315
Varex Imaging*	9,838	365
Vericel*	131,899	1,279
WellCare Health Plans*	16,562	4,078

		139,895

Industrials — 18.4%
AAON	10,447	347
AAR	28,875	1,342
ABM Industries	123,036	3,590
Actuant, Cl A	15,776	463
Advanced Disposal Services*	53,085	1,315
Advanced Drainage Systems	45,830	1,308
Aegion, Cl A*	8,319	214
AerCap Holdings*	45,630	2,471
Aerojet Rocketdyne Holdings*	19,682	580
Aerovironment*	5,511	394
Air Transport Services Group*	101,455	2,292
Alamo Group	2,457	222
Albany International, Cl A	29,970	1,803

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Allegiant Travel, Cl A	3,277	$455
Altra Industrial Motion	32,688	1,409
American Woodmark*	3,676	337
AMETEK	21,696	1,566
Apogee Enterprises	70,702	3,406
Applied Industrial Technologies	10,115	710
ArcBest	21,865	999
ASGN*	49,230	3,849
Astec Industries	4,948	296
Atlas Air Worldwide Holdings*	6,656	477
Axon Enterprise*	39,839	2,517
AZZ	81,846	3,556
Barnes Group	40,922	2,410
Brady, Cl A	12,548	484
Briggs & Stratton	11,726	207
BWX Technologies, Cl W	23,265	1,450
CAI International*	59,092	1,373
Casella Waste Systems, Cl A*	76,476	1,959
Celadon Group*	339,121	1,014
Chart Industries*	42,992	2,652
CIRCOR International*	4,713	174
Columbus McKinnon	51,091	2,215
Comfort Systems USA	9,654	442
Commercial Vehicle Group*	150,092	1,102
Construction Partners, Cl A*	187,980	2,476
Covanta Holding	116,350	1,920
Covenant Transportation Group, Cl A*	74,583	2,349
CPI Aerostructures*	165,592	1,739
Cubic	32,908	2,113
Daseke*	105,881	1,051
DXP Enterprises*	69,340	2,649
Dycom Industries*	22,449	2,122
Echo Global Logistics*	89,338	2,613
EMCOR Group	52,080	3,967
Encore Wire	5,378	255
Engility Holdings*	5,113	157
EnPro Industries	5,454	382
Equifax	8,847	1,107
ESCO Technologies	6,720	388
Essendant	10,525	139
Exponent	13,582	656
Federal Signal	15,566	363
Forrester Research	2,811	118
Forward Air	42,674	2,521
Franklin Electric	10,044	453
FTI Consulting*	9,847	596

Description	Shares	Value (000)
GATX	55,220	$4,099
Genesee & Wyoming, Cl A*	22,480	1,828
Gibraltar Industries*	8,216	308
GrafTech International	39,446	710
Granite Construction	57,350	3,192
Greenbrier	7,341	387
Griffon	129,165	2,299
Harsco*	72,168	1,595
Hawaiian Holdings	13,220	475
Heartland Express	12,716	236
Heidrick & Struggles International	5,400	189
Hexcel	18,615	1,236
Hillenbrand	16,340	770
HNI	70,598	2,626
Hub Group, Cl A*	99,934	4,977
Huron Consulting Group*	5,595	229
I3 Verticals, Cl A*	68,556	1,043
InnerWorkings*	193,737	1,684
Insperity	9,785	932
Insteel Industries	4,985	167
Interface, Cl A	78,916	1,811
ITT	95,775	5,006
John Bean Technologies	8,292	737
Kaman	7,267	506
KBR	304,521	5,457
Kelly Services, Cl A	7,854	176
Kirby*	14,040	1,174
Knight-Swift Transportation Holdings, Cl A	32,104	1,227
Korn	35,366	2,190
Lindsay	2,771	269
LiqTech International*	588,600	438
LSC Communications	9,476	148
Lydall*	4,962	217
Marten Transport	142,779	3,348
MasTec*	39,164	1,988
Matson	11,086	425
Matthews International, Cl A	36,872	2,168
McGrath RentCorp	36,950	2,338
Mercury Systems*	53,308	2,029
Milacron Holdings*	282,645	5,350
Mobile Mini	11,629	545
Moog, Cl A	53,516	4,172
Mueller Industries	135,369	3,995
Mueller Water Products, Cl A	211,059	2,474
Multi-Color	3,581	232
MYR Group*	4,538	161

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
National Presto Industries	1,452	$180
Navigant Consulting*	11,663	258
NOW*	39,329	524
Orion Group Holdings*	8,400	69
Patrick Industries*	6,101	347
PGT Innovations*	12,902	269
Powell Industries	2,510	87
Proto Labs*	6,547	779
Quanex Building Products	10,193	183
Raven Industries	9,305	358
Resources Connection	8,100	137
Revolution Lighting Technologies*	231,829	934
Robert Half International	11,834	770
RR Donnelley & Sons	19,700	113
Saia*	17,020	1,376
Simpson Manufacturing	80,287	4,993
SkyWest	13,596	706
SP Plus*	53,574	1,993
SPX*	11,156	391
SPX FLOW*	11,073	485
Standex International	3,326	340
Steelcase, Cl A	476,509	6,433
Team*	84,879	1,961
Tennant	4,665	369
Tetra Tech	14,537	850
Titan International	12,581	135
Titan Machinery*	24,700	384
TransUnion	40,256	2,884
Trex*	15,412	965
Triumph Group	166,538	3,264
TrueBlue*	10,683	288
Tutor Perini*	87,266	1,610
UniFirst	4,030	713
Universal Forest Products	16,054	588
US Ecology	5,685	362
US Xpress Enterprises, Cl A*	93,930	1,422
Veritiv*	3,259	130
Viad	5,296	287
Vicor*	4,600	200
Wabash National	72,097	1,345
Wabtec	55,929	5,514
WageWorks*	10,322	516
Watts Water Technologies, Cl A	7,248	568
YRC Worldwide*	220,290	2,214

		207,391

Description	Shares	Value (000)
Information Technology — 15.6%
2U*	21,917	$1,831
3D Systems*	29,580	409
8x8*	24,202	485
ACI Worldwide*	51,412	1,268
ADTRAN	171,148	2,542
Advanced Energy Industries*	32,273	1,875
Agilysys*	4,400	68
Alarm.com Holdings*	6,453	261
Alpha & Omega Semiconductor*	300	4
Amkor Technology*	382,570	3,286
Anixter International*	7,573	479
Applied Optoelectronics*	5,024	226
Apptio, Cl A*	49,235	1,782
Aspen Technology*	18,691	1,733
Asure Software*	62,493	997
Axcelis Technologies*	9,279	184
Badger Meter	7,546	337
Bel Fuse, Cl B	2,556	53
Belden	27,205	1,663
Benchmark Electronics	47,501	1,385
Blucora*	47,069	1,742
Bottomline Technologies*	64,206	3,199
Brooks Automation	18,409	601
Cabot Microelectronics	6,706	721
CACI International, Cl A*	6,466	1,090
CalAmp*	86,819	2,034
Cardtronics*	11,863	287
CEVA*	5,671	171
Cohu	7,360	180
Comtech Telecommunications	6,042	193
Control4*	5,476	133
Cornerstone OnDemand*	29,210	1,385
CoStar Group*	7,777	3,209
Cray*	52,086	1,281
Cree*	53,648	2,230
CSG Systems International	8,728	357
CTS	8,536	307
Daktronics	11,490	98
Diebold Nixdorf*	21,000	251
Digi International*	7,616	101
Diodes*	10,035	346
DSP Group*	6,300	78
Ebix	5,731	437
Electro Scientific Industries*	9,745	154
Electronics For Imaging*	189,552	6,172

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
eMagin*	473,097	$852
ePlus*	3,548	334
Euronet Worldwide*	28,424	2,381
Everi Holdings*	237,674	1,711
EVERTEC*	78,890	1,724
ExlService Holdings*	8,961	507
Extreme Networks*	29,870	238
Fabrinet*	9,559	353
FARO Technologies*	4,364	237
Finisar*	29,875	538
First Solar*	15,716	828
Five9*	85,857	2,968
FLIR Systems	49,651	2,580
FormFactor*	20,500	273
Gartner*	9,421	1,252
Glu Mobile*	270,992	1,737
GoDaddy, Cl A*	15,556	1,098
Gogo*	141,973	690
GrubHub*	25,092	2,632
GTT Communications*	12,060	543
Harmonic*	22,627	96
IAC*	21,378	3,260
II-VI*	14,366	624
Infinera*	42,305	420
Insight Enterprises*	31,340	1,533
Integrated Device Technology*	38,268	1,220
InterXion Holding*	30,415	1,899
Itron*	37,926	2,277
KEMET*	12,821	310
Keysight Technologies*	14,410	851
Knowles*	101,004	1,545
Kopin*	18,000	51
Kulicke & Soffa Industries	17,950	428
Liquidity Services*	41,866	274
LivePerson*	78,981	1,667
ManTech International, Cl A	33,329	1,788
MaxLinear, Cl A*	15,988	249
Mellanox Technologies*	7,680	647
Methode Electronics	9,579	386
MicroStrategy, Cl A*	2,439	312
Mimecast*	62,272	2,566
MongoDB, Cl A*	21,088	1,047
Monotype Imaging Holdings	10,842	220
MTS Systems	9,402	495
Nanometrics*	6,145	218
NCR*	105,630	3,167

Description	Shares	Value (000)
NETGEAR*	8,225	$514
New Relic*	16,448	1,655
NIC	17,173	267
Novanta*	55,168	3,437
Nutanix, Cl A*	36,848	1,900
Oclaro*	44,282	395
OneSpan*	8,687	171
OSI Systems*	4,406	341
Pandora Media*	57,670	454
Park Electrochemical	5,678	132
PDF Solutions*	8,200	98
Perficient*	9,028	238
Photronics*	17,720	141
Plexus*	8,592	512
Power Integrations	7,712	563
Progress Software	11,827	459
PTC*	24,124	2,263
Pure Storage, Cl A*	134,453	3,211
Q2 Holdings*	28,551	1,629
Qualys*	8,562	722
QuinStreet*	10,502	133
Radware*	55,960	1,415
Rambus*	27,879	350
Rapid7*	62,420	1,761
RealPage*	38,440	2,118
RingCentral, Cl A*	55,952	3,936
Rogers*	14,125	1,574
Rudolph Technologies*	8,195	243
Sanmina*	17,866	523
ScanSource*	6,602	266
Semtech*	96,718	4,551
Shutterstock*	4,749	225
SolarEdge Technologies*	9,845	471
SPS Commerce*	17,969	1,320
Square, Cl A*	13,565	836
Stamps.com*	4,345	1,100
Super Micro Computer*	9,774	231
Sykes Enterprises*	10,292	296
Teradyne	111,191	4,233
TiVo	70,770	952
Travelport Worldwide	32,865	609
TTEC Holdings	3,988	138
TTM Technologies*	24,219	427
Twilio, Cl A*	19,130	1,072
Ultra Clean Holdings*	11,058	184
Upland Software*	45,287	1,557

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
USA Technologies*	148,380	$2,077
Varonis Systems*	26,690	1,988
Veeco Instruments*	13,743	196
VeriFone Systems*	78,637	1,794
Viavi Solutions*	59,008	604
Virtusa*	7,155	348
Vishay Intertechnology	213,190	4,946
WEX*	12,289	2,341
XO Group*	6,245	200
Xperi	254,067	4,090
Zebra Technologies, Cl A*	26,469	3,792
Zendesk*	78,197	4,261

		174,911

Materials — 5.6%
A Schulman	7,648	340
AdvanSix*	7,886	289
AK Steel Holding*	81,809	355
Alamos Gold, Cl A	65,316	372
Allegheny Technologies*	42,490	1,067
American Vanguard	7,243	166
AptarGroup	42,160	3,937
Avery Dennison	34,535	3,526
Balchem	8,397	824
Bemis	113,615	4,796
Boise Cascade	10,105	452
Century Aluminum*	12,792	201
Clearwater Paper*	4,472	103
Codexis*	79,340	1,143
Commercial Metals	68,228	1,440
Compass Minerals International	75,653	4,974
Ferroglobe	198,476	1,701
Flotek Industries*	15,698	51
FutureFuel	6,638	93
Graphic Packaging Holding	82,445	1,196
Hawkins	2,681	95
Haynes International	3,365	124
HB Fuller	13,204	709
Ingevity*	30,494	2,466
Innophos Holdings	57,014	2,714
Innospec	6,351	486
Kaiser Aluminum	4,360	454
KapStone Paper and Packaging	23,005	794
Koppers Holdings*	5,420	208
Kraton*	59,972	2,767
LSB Industries*	4,985	26
Materion	5,213	282

Description	Shares	Value (000)
Myers Industries	7,800	$150
Neenah	4,364	370
Olympic Steel	2,849	58
PH Glatfelter	134,018	2,625
Quaker Chemical	3,474	538
Rayonier Advanced Materials	14,582	249
Ryerson Holding*	236,680	2,639
Schweitzer-Mauduit International	7,962	348
Silgan Holdings	207,778	5,575
Stepan	5,177	404
SunCoke Energy*	18,367	246
TimkenSteel*	132,030	2,159
Tredegar	7,154	168
Universal Stainless & Alloy Products*	18,632	441
US Concrete*	4,417	232
US Silica Holdings	20,310	522
Valvoline	250,405	5,401
Westlake Chemical	20,330	2,188

		62,464

Real Estate — 3.0%
Acadia Realty Trust‡	21,272	582
Agree Realty‡	8,066	426
American Assets Trust‡	10,783	413
Armada Hoffler Properties‡	11,539	172
CareTrust‡	19,705	329
CatchMark Timber Trust, Cl A‡	143,836	1,831
CBL & Associates Properties‡	44,501	248
Cedar Realty Trust‡	23,454	111
Chatham Lodging Trust‡	11,805	251
Chesapeake Lodging Trust‡	15,715	497
Community Healthcare Trust‡	58,860	1,758
DiamondRock Hospitality‡	52,336	643
Easterly Government Properties‡	12,800	253
EastGroup Properties‡	9,135	873
Education Realty Trust‡	42,758	1,774
Essential Properties Realty Trust‡ *	45,880	621
Four Corners Property Trust‡	15,922	392
Franklin Street Properties‡	27,560	236
Getty Realty‡	9,368	264
Global Net Lease‡	17,440	356
Government Properties Income Trust‡	25,721	408
Hersha Hospitality Trust, Cl A‡	10,487	225
HFF, Cl A*	9,622	331
Independence Realty Trust‡	24,166	249
Jernigan Capital‡	34,233	652

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Kite Realty Group Trust‡	21,691	$370
Lexington Realty Trus‡	56,212	491
LTC Properties‡	10,299	440
MedEquities Realty Trust‡	127,882	1,409
National Storage Affiliates Trust‡	13,112	404
Outfront Media‡	170,528	3,317
Pennsylvania‡	18,031	198
PS Business Parks‡	5,204	669
QTS Realty Trust, Cl A‡	57,237	2,261
Ramco-Gershenson Properties Trust‡	20,625	272
RE/MAX Holdings, Cl A	4,924	258
Retail Opportunity Investments‡	161,757	3,099
RLJ Lodging Trust‡	92,457	2,039
Saul Centers‡	3,547	190
STAG Industrial‡	51,946	1,415
Summit Hotel Properties‡	27,170	389
Taubman Centers‡	24,631	1,447
Universal Health Realty Income Trust‡	3,239	207
Urstadt Biddle Properties, Cl A‡	7,603	172
Washington Prime Group‡	48,260	391
Whitestone, Cl B‡	11,500	144

		33,477

Telecommunication Services — 0.7%
ATN International	12,380	653
Cincinnati Bell*	12,166	191
Cogent Communications Holdings	10,862	580
Consolidated Communications Holdings	18,462	228
Frontier Communications*	22,000	118
Iridium Communications*	21,742	350
Loral Space & Communications*	68,830	2,588
ORBCOMM*	54,336	549
Spok Holdings	5,100	77
Vonage Holdings*	211,752	2,730

		8,064

Utilities — 1.5%
ALLETE	30,772	2,382
American States Water	78,436	4,483
AquaVenture Holdings*	65,807	1,025
Avista	17,177	905
California Water Service Group	12,518	488
El Paso Electric	10,605	627
Northwest Natural Gas	7,483	477
South Jersey Industries	22,333	748

Description	Shares	Value (000)
Spire	53,068	$3,749
Unitil	29,757	1,519

		16,403

Total Common Stock (Cost $951,542) (000)		1,084,307

EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000 ETF	11,693	1,915
iShares Russell 2000 Value ETF	12,807	1,690

Total Exchange Traded Funds (Cost $2,916) (000)		3,605

	Number of Rights
RIGHTS — 0.0%
Dyax, Expires 12/31/2019*	12,613	31
Media General *†(B)	9,318	1
Tobira Therapeutics, Expires 12/31/2028* (B)	900	10

Total Rights (Cost $—) (000)		42

	Shares
SHORT-TERM INVESTMENT — 3.1%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 1.740% (C)	34,484,192	34,484

Total Short-Term Investment (Cost $34,484) (000)		34,484

Total Investments In Securities — 99.9% (Cost $988,942) (000)		$1,122,438

Percentages are based on net assets of $1,123,983 (000).

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	67	Sep-2018	$5,654	$5,519	$(135)

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Currently, expiration date is unavailable.
(A)	Security considered Master Limited Partnership. At June 30, 2018, this security amounted to $502 (000) or 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	The rate reported is the 7-day effective yield as of June 30, 2018.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Small Cap Equity Fund

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,084,307	$—	$—	$1,084,307
Exchange Traded Funds	3,605	—	—	3,605
Rights	—	31	11	42
Short-Term Investment	34,484	—	—	34,484

Total Investments in Securities	$1,122,396	$31	$11	$1,122,438

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(135)	$—	$—	$(135)

Total Other Financial Instruments	$(135)	$—	$—	$(135)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the six-months ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-months ended June 30, 2018, there were transfers between Level 1 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 96.5%
Argentina — 0.1%
Grupo Financiero Galicia ADR	13,819	$456
YPF ADR	51,132	694

		1,150

Australia — 3.2%
Abacus Property Group‡	18,673	52
Accent Group	15,190	19
Adelaide Brighton	23,763	122
Afterpay Touch Group*	7,116	49
AGL Energy	12,352	205
Ainsworth Game Technology	5,399	4
ALS	146,249	816
Altium	6,603	110
Altura Mining*	28,826	7
Alumina	404,388	838
Amcor	153,728	1,640
AMP	56,915	150
Ansell	7,979	161
APA Group	21,935	160
APN Outdoor Group	9,998	46
Appen	4,717	47
ARB	3,870	65
Ardent Leisure Group	22,700	33
Aristocrat Leisure	10,774	247
Asaleo Care	280,915	290

Description	Shares	Value (000)
ASX	3,660	$174
Atlas Arteria	67,245	320
Aurizon Holdings	33,636	108
Ausdrill	25,524	35
AusNet Services	33,807	40
Austal	12,906	18
Australia & New Zealand Banking Group	187,229	3,914
Australian Agricultural*	20,716	19
Australian Pharmaceutical Industries	19,473	24
Automotive Holdings Group	12,095	26
Aventus Retail Property Fund‡	18,378	30
Aveo Group	21,860	39
Bank of Queensland	6,857	52
Bapcor	14,221	69
Beach Energy	89,102	116
Bega Cheese	8,574	47
Bellamy’s Australia*	4,944	57
Bendigo & Adelaide Bank	9,983	80
BHP Billiton	78,463	1,968
Bingo Industries	14,660	29
Blackmores	676	71
BlueScope Steel	87,937	1,123
Boral	21,882	106
Brambles	29,937	197
Breville Group	4,591	39
Brickworks	4,260	49
BWP Trust‡	30,570	74
BWX	5,827	25
Caltex Australia	20,908	504
carsales.com	64,201	719
Cedar Woods Properties	2,399	10
Centuria Industrial‡	11,602	22
Challenger	11,360	99
Charter Hall Group‡	25,143	121
Charter Hall Long Wale‡	8,366	27
Charter Hall Retail‡	19,876	62
CIMIC Group	1,699	53
Clean TeQ Holdings*	20,731	12
Cleanaway Waste Management	889,700	1,113
Coca-Cola Amatil	125,847	857
Cochlear	1,089	161
Collins Foods	5,344	22
Commonwealth Bank of Australia	32,967	1,778
Computershare	8,953	122
Corporate Travel Management	4,238	86
Costa Group Holdings	15,403	94

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Credit Group	2,528	$34
Cromwell Property Group‡	74,113	61
Crown Resorts	6,940	69
CSL	8,519	1,213
CSR	27,199	92
Dexus‡	18,911	136
Domain Holdings Australia	97,748	233
Domino’s Pizza Enterprises	1,173	45
Downer EDI	33,107	166
DuluxGroup	105,893	600
Eclipx Group	18,453	43
Elders	5,739	36
Estia Health	12,273	30
Evolution Mining	67,036	174
Fairfax Media	698,061	387
FlexiGroup	14,134	23
Flight Centre Travel Group	1,077	51
Folkestone Education Trust‡	8,731	17
Fortescue Metals Group	30,354	99
Freedom Foods Group	3,707	18
G8 Education	21,495	37
Galaxy Resources*	18,998	43
Gateway Lifestyle	16,799	29
GDI Property Group‡	30,327	29
Genworth Mortgage Insurance Australia	14,780	28
Goodman Group‡	30,568	218
GPT Group‡	34,866	131
GrainCorp, Cl A	12,152	69
Greencross	4,776	16
Growthpoint Properties Australia‡	13,996	37
GUD Holdings	57,776	606
GWA Group	18,529	47
Hansen Technologies	6,846	16
Harvey Norman Holdings	8,587	21
Healthscope	33,196	54
HT&E	13,604	25
IDP Education	7,325	57
Iluka Resources	23,235	192
Incitec Pivot	33,186	89
Independence Group NL	26,973	103
Infigen Energy*	49,136	24
Inghams Group	12,945	37
Insurance Australia Group	43,208	273
Integrated Research	5,376	12
Investa Office Fund‡	26,337	102
InvoCare	5,573	57

Description	Shares	Value (000)
IOOF Holdings	17,758	$118
IPH	60,298	199
IRESS	7,670	68
James Hardie Industries	8,189	138
Japara Healthcare	11,253	15
JB Hi-Fi	6,477	107
Karoon Gas Australia*	10,804	9
Kidman Resources*	15,534	21
Kogan.com	2,439	12
Lend Lease Group	11,135	163
Link Administration Holdings	25,061	136
Lynas*	31,875	55
Macquarie Group	6,004	549
Magellan Financial Group	6,786	117
Mayne Pharma Group*	80,663	52
McMillan Shakespeare	3,811	45
Medibank	53,370	115
Mesoblast*	16,915	19
Metcash	186,285	360
Mineral Resources	8,993	107
Mirvac Group‡	71,974	116
Moelis Australia	1,128	5
Monadelphous Group	4,546	51
Myer Holdings	38,418	11
MYOB Group	24,095	52
Nanosonics*	14,941	35
National Australia Bank	120,160	2,437
National Storage‡	33,316	41
Navitas	12,319	40
Netwealth Group*	3,722	23
Newcrest Mining	56,132	906
NEXTDC*	17,424	97
nib holdings	23,741	101
Nine Entertainment Holdings	42,360	78
Northern Star Resources	33,627	181
Nufarm	12,548	82
OFX Group	10,103	13
Oil Search	25,470	168
oOh!media	9,283	34
Orica	151,722	1,994
Origin Energy*	33,005	245
Orocobre*	12,336	47
Orora	92,586	244
OZ Minerals	16,778	117
Pact Group Holdings	11,705	46
Pendal Group	14,878	109
Perpetual	2,404	74

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Pilbara Minerals*	81,376	$52
Pinnacle Investment Management Group	4,685	19
Platinum Asset Management	11,702	50
Premier Investments	5,104	63
Primary Health Care	22,786	59
Pro Medicus	2,160	13
QBE Insurance Group	108,809	784
Qube Holdings	71,172	127
Ramsay Health Care	2,637	105
RCR Tomlinson	7,447	16
REA Group	970	65
Regis Healthcare	9,607	23
Regis Resources	27,077	103
Reliance Worldwide	50,078	198
Resolute Mining	44,358	42
Rio Tinto	7,824	483
Sandfire Resources NL	8,287	56
Santos*	31,553	146
Saracen Mineral Holdings*	38,988	63
Scentre Group‡	96,950	314
SEEK	5,480	88
Select Harvests	5,630	29
Seven Group Holdings	5,914	83
Seven West Media	46,648	29
SG Fleet Group	4,472	12
Shopping Centres Australasia Property Group‡	43,343	79
Sigma Healthcare	198,368	119
Sims Metal Management	9,659	115
Sirtex Medical	2,990	70
SmartGroup	4,068	35
Sonic Healthcare	7,551	138
South32	88,688	237
Southern Cross Media Group	39,666	38
Spark Infrastructure Group	93,771	158
SpeedCast International	12,121	55
St. Barbara	29,101	104
Star Entertainment Grp	44,124	161
Steadfast Group	44,944	93
Stockland‡	47,550	140
Suncorp Group	23,696	256
Super Retail Group	6,649	40
Sydney Airport	21,519	114
Syrah Resources*	13,134	28
Tabcorp Holdings	37,516	124
Tassal Group	9,425	29

Description	Shares	Value (000)
Technology One	12,851	$40
Telstra	80,909	157
TPG Telecom	6,751	26
Transurban Group	40,329	357
Treasury Wine Estates	13,929	179
Unibail-Rodamco-Westfield‡ *	13,317	145
Vicinity Centres‡	64,712	124
Village Roadshow*	3,387	6
Virtus Health	3,028	13
Viva Energy‡	25,338	42
Vocus Communications*	32,193	55
Washington H Soul Pattinson	5,623	86
Webjet	4,926	49
Wesfarmers	21,421	783
Western Areas	16,329	43
Westgold Resources*	17,377	24
Westpac Banking	64,094	1,390
Whitehaven Coal	40,000	171
WiseTech Global	5,078	59
Woodside Petroleum	16,944	445
Woolworths Group	171,913	3,884
WorleyParsons	9,970	129
WPP AUNZ	14,271	11

		48,776

Austria — 0.2%
Agrana Beteiligungs	163	17
ANDRITZ	4,613	245
AT&S Austria Technologie & Systemtechnik	1,415	26
BAWAG Group	2,088	97
DO & CO	293	17
Erste Group Bank*	5,498	229
EVN	2,278	43
FACC	847	16
Immobilien Anlagen	3,352	112
IMMOFINANZ*	4,604	110
Kapsch TrafficCom	173	8
Lenzing	677	82
Oesterreichische Post	8,807	402
OMV	2,862	162
POLYTEC Holding	742	11
Porr Ag	491	17
Raiffeisen Bank International	2,662	82
Rhi Magnesita	1,300	78
S IMMO	2,508	49
Schoeller-Bleckmann Oilfield Equipment	570	69

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Semperit Holding*	396	$7
Telekom Austria, Cl A	8,717	73
UNIQA Insurance Group	6,958	64
Vienna Insurance Group Wiener Versicherung Gruppe	2,049	56
Voestalpine	2,217	102
Wienerberger	28,578	713
Zumtobel Group*	1,488	11

		2,898

Belgium — 0.6%
Ackermans & van Haaren	1,242	214
Aedifica‡	1,020	93
Ageas	3,555	179
AGFA-Gevaert*	8,255	35
Anheuser-Busch InBev	26,329	2,660
Barco	490	60
Befimmo‡	1,222	75
Bekaert	1,854	61
Biocartis*	1,674	24
bpost	5,086	80
Celyad*	356	11
Cie d’Entreprises CFE	388	48
Cofinimmo‡	1,228	152
Colruyt	1,088	62
D’ieteren	1,278	53
Econocom Group*	6,368	35
Elia System Operator	1,430	89
Euronav	8,211	75
EVS Broadcast Equipment	832	19
Exmar*	1,664	12
Fagron	2,058	35
Gimv	1,200	73
Greenyard	625	9
Groupe Bruxelles Lambert	1,568	165
Intervest Offices & Warehouses‡	925	23
Ion Beam Applications*	910	24
KBC Ancora	2,088	112
KBC Group	41,818	3,230
Kinepolis Group	847	54
Melexis	1,058	98
Mithra Pharmaceuticals*	639	24
Nyrstar*	3,628	19
Ontex Group	4,363	96
Orange Belgium	1,549	26
Proximus	3,046	69
Recticel	1,883	21

Description	Shares	Value (000)
Retail Estates‡	315	$28
Sioen Industries	310	9
Sofina	861	149
Solvay	1,397	176
Telenet Group Holding*	923	43
Tessenderlo Group*	1,528	60
UCB	2,384	187
Umicore	3,931	226
Van de Velde	209	8
Warehouses De Pauw CVA‡	921	117

		9,118

Brazil — 1.0%
Ambev ADR	530,123	2,454
Arezzo Industria e Comercio	22,100	249
B2W Cia Digital*	44,515	308
B3 - Brasil Bolsa Balcao*	215,500	1,143
Banco BTG Pactual*	17,400	81
Banco do Brasil*	17,800	131
Embraer	43,630	272
Estacio Participacoes	89,500	563
Grendene	366,300	742
IRB Brasil Resseguros S	37,900	464
Lojas Renner	73,100	546
LPS Brasil Consultoria de Imoveis*	130,935	95
Magazine Luiza	17,200	566
MRV Engenharia e Participacoes	203,300	628
Natura Cosmeticos	123,427	965
Petrobras Distribuidora	96,767	452
Porto Seguro	104,406	1,089
QGEP Participacoes	25,000	95
Raia Drogasil*	69,300	1,171
Sul America	31,100	149
TOTVS	102,100	707
Vale*	36,300	462
Vale, Cl B ADR*	86,974	1,115
Via Varejo	58,700	283

		14,730

Canada — 4.7%
Advantage Oil & Gas*	9,800	31
Aecon Group	3,200	38
Ag Growth International	900	38
AGF Management, Cl B	3,300	17
Agnico Eagle Mines	4,400	202
AGT Food & Ingredients	1,100	13
Alacer Gold*	16,300	30
Alamos Gold, Cl A	20,270	115

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Alaris Royalty	2,000	$24
Algonquin Power & Utilities	21,700	210
Alimentation Couche-Tard, Cl B	28,477	1,238
Allied Properties‡	2,300	73
AltaGas	3,000	62
Altius Minerals	2,300	23
Altus Group	2,300	51
Aphria*	9,700	88
ARC Resources	6,200	64
Aritzia*	3,200	38
Arizona Mining*	11,000	52
Artis‡	3,700	37
Atco, Cl I	1,300	40
Athabasca Oil*	23,900	33
ATS Automation Tooling Systems*	3,900	58
Aurinia Pharmaceuticals*	2,800	16
Aurora Cannabis*	27,900	197
AutoCanada	1,400	18
B2Gold*	54,800	142
Badger Daylighting	1,900	46
Ballard Power Systems*	10,900	31
Bank of Montreal	12,200	943
Bank of Nova Scotia	59,100	3,346
Barrick Gold	74,979	986
Baytex Energy*	13,200	44
BCE	17,997	729
Birchcliff Energy	13,900	51
BlackBerry*	9,900	95
Boardwalk‡	1,100	38
Bombardier*	40,800	161
Bonavista Energy	13,700	16
Bonterra Energy	1,100	14
Boralex	3,000	48
Brookfield Asset Management, Cl A	69,488	2,820
BRP	2,100	101
CAE	211,300	4,389
Calfrac Well Services*	3,400	14
Cameco	6,900	78
Canaccord Genuity Group	6,500	36
Canacol Energy*	7,100	23
Canada Goose Holdings*	2,500	147
Canadian Apartment Properties‡	3,600	117
Canadian Imperial Bank of Commerce	8,100	705
Canadian National Railway	14,000	1,145
Canadian Natural Resources	80,715	2,913
Canadian Pacific Railway	8,216	1,506

Description	Shares	Value (000)
Canadian Tire, Cl A	1,200	$157
Canadian Utilities, Cl A	2,200	55
Canadian Western Bank	5,000	132
Canfor*	3,600	87
Canfor Pulp Products	1,700	33
Canopy Growth*	9,300	272
Capital Power	5,900	113
Cardinal Energy	5,400	23
Cascades	3,500	31
CCL Industries, Cl B	2,600	127
Celestica*	7,100	85
Cenovus Energy	19,700	205
Centerra Gold*	11,300	63
CES Energy Solutions	13,500	46
CGI Group, Cl A*	4,600	291
China Gold International Resources*	14,300	25
Choice Properties‡	7,173	66
Chorus Aviation	1,500	8
CI Financial	5,200	93
Cineplex	3,200	71
Cogeco	300	13
Cogeco Communications	800	40
Colliers International Group	1,900	144
Cominar‡	4,500	44
Computer Modelling Group	4,600	35
Constellation Software	1,996	1,548
Continental Gold*	7,900	23
Corby Spirit and Wine, Cl A	600	9
Corus Entertainment	6,000	23
Cott	7,800	130
Crescent Point Energy	9,000	66
Crew Energy*	6,200	9
Crombie‡	2,200	21
CT‡	1,600	16
Descartes Systems Group*	4,000	130
Detour Gold*	8,900	80
DIRTT Environmental Solutions*	5,300	26
Dollarama	5,700	221
Dorel Industries, Cl B	1,400	24
Dream Global‡	9,900	108
Dream Industrial‡	1,300	10
Dream Office‡	1,463	26
DREAM Unlimited, Cl A*	3,900	29
ECN Capital	20,000	54
Eldorado Gold*	40,900	41
Element Financial	19,900	94
Emera	1,100	36

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Empire	3,000	$60
Enbridge	32,000	1,144
Enbridge Income Fund Holdings	7,700	189
Encana	17,800	232
Endeavour Mining*	4,300	77
Endeavour Silver*	7,200	23
Enercare	6,100	83
Enerflex	4,400	47
Enerplus	13,600	172
Enghouse Systems	1,000	58
Ensign Energy Services	7,500	33
Entertainment One	19,514	95
Equitable Group	700	32
Evertz Technologies	1,000	12
Exchange Income	400	10
Exco Technologies	1,300	9
Extendicare	4,500	25
Fairfax Financial Holdings	6,111	3,424
Fiera Capital, Cl A	2,700	24
Finning International	3,000	74
First Capital Realty	2,800	44
First Majestic Silver*	10,000	76
First National Financial	900	20
First Quantum Minerals	12,700	187
FirstService	1,800	137
Fortis	7,700	246
Fortuna Silver Mines*	8,500	48
Franco-Nevada	10,938	798
Freehold Royalties	5,100	48
Genworth MI Canada	2,100	67
George Weston	900	73
Gibson Energy	7,700	103
Gildan Activewear	15,231	429
Gluskin Sheff + Associates	1,700	21
Goldcorp	16,300	224
Granite‡	1,200	49
Great Canadian Gaming*	3,200	113
Great-West Lifeco	5,500	135
Guyana Goldfields*	9,000	34
H&R‡	2,700	41
Home Capital Group, Cl B*	3,300	38
Hudbay Minerals	13,900	78
Hudson’s Bay	6,200	55
Husky Energy	7,100	111
Hydro One	6,000	91
IAMGOLD*	24,500	143
IGM Financial	1,600	46

Description	Shares	Value (000)
Imperial Oil	5,500	$183
Industrial Alliance Insurance & Financial Services	2,100	81
Innergex Renewable Energy	6,200	65
Intact Financial	2,700	192
Inter Pipeline	7,500	141
Interfor*	3,600	69
InterRent‡	2,900	24
Intertape Polymer Group	2,900	40
Ivanhoe Mines, Cl A*	31,300	64
Jamieson Wellness	1,800	36
Just Energy Group	4,900	18
Kelt Exploration*	8,300	56
Keyera	4,100	114
Killam Apartment‡	4,700	54
Kinaxis*	1,300	88
Kinder Morgan Canada	6,000	73
Kinross Gold*	20,500	77
Kirkland Lake Gold	10,500	222
Klondex Mines*	9,500	22
Knight Therapeutics*	5,800	36
Labrador Iron Ore Royalty	3,400	62
Laurentian Bank of Canada	2,400	82
Linamar	1,000	44
Lithium Americas*	3,800	20
Loblaw	28,169	1,448
Lucara Diamond	15,500	25
Lundin Gold*	4,300	15
Lundin Mining	11,900	66
MAG Silver*	3,800	41
Magellan Aerospace	700	9
Magna International	17,470	1,015
Major Drilling Group International*	4,800	25
Manulife Financial	36,500	656
Maple Leaf Foods	4,400	111
Martinrea International	4,900	53
Maxar Technologies	3,100	156
Medical Facilities	1,300	14
MedReleaf*	2,300	47
MEG Energy*	12,500	104
Methanex	1,400	99
Metro, Cl A	4,804	163
Morguard‡	1,400	14
Morneau Shepell	2,700	56
Mountain Province Diamonds*	8,200	21
MTY Food Group	1,200	46
Mullen Group	5,500	65

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
National Bank of Canada	6,200	$298
Nemaska Lithium*	36,000	23
Neo Performance Materials	1,000	12
Nevsun Resources*	16,900	59
New Gold*	29,400	61
NexGen Energy*	15,700	29
NFI Group	3,200	118
Norbord	2,100	86
North West	2,500	56
Northland Power	6,100	114
Northview Apartment‡	1,200	24
NorthWest Healthcare Properties‡	2,200	19
Novagold Resources*	12,800	57
Nutrien	12,209	664
NuVista Energy*	9,600	67
Obsidian Energy*	26,600	30
OceanaGold	34,900	97
Onex	1,600	117
Open Text	5,000	176
Osisko Gold Royalties	5,900	56
Osisko Mining*	8,300	11
Painted Pony Energy*	7,400	13
Pan American Silver	8,100	145
Paramount Resources, Cl A*	3,793	43
Parex Resources*	8,600	162
Parkland Fuel	7,300	179
Pason Systems	4,000	66
Pembina Pipeline	9,172	318
Pengrowth Energy*	25,600	18
Peyto Exploration & Development	9,100	70
Power Corp of Canada	6,700	150
Power Financial	4,800	112
PrairieSky Royalty	25,783	509
Precision Drilling*	16,600	56
Premier Gold Mines*	10,700	21
Premium Brands Holdings	1,500	129
Pretium Resources*	9,400	69
ProMetic Life Sciences*	31,100	12
Quebecor, Cl B	8,400	172
Raging River Exploration*	12,000	52
Recipe Unlimited	1,400	30
Restaurant Brands International	4,400	265
RioCan‡	2,900	53
Ritchie Bros Auctioneers	36,450	1,244
Rogers Communications, Cl B	20,103	955
Rogers Sugar	4,600	19
Royal Bank of Canada	36,454	2,745

Description	Shares	Value (000)
Russel Metals	3,400	$69
Sandstorm Gold*	10,800	49
Saputo	4,000	133
Savaria	1,200	15
Seabridge Gold*	2,300	26
Secure Energy Services	9,000	50
SEMAFO*	17,600	51
Seven Generations Energy*	4,400	48
Shaw Communications, Cl B	8,600	174
ShawCor	3,500	68
Shopify*	1,600	233
Sienna Senior Living	3,200	40
Sierra Wireless*	1,700	27
Silvercorp Metals	9,100	24
Sleep Country Canada Holdings	1,900	47
SmartCentres‡	1,300	30
SNC-Lavalin Group	3,300	146
Spin Master*	2,028	90
Sprott	9,400	22
SSR Mining*	6,200	61
Stantec	6,400	165
Stars Group*	7,900	288
Stelco Holdings	1,400	27
Stella-Jones	2,500	91
Stornoway Diamond*	30,200	10
Sun Life Financial	11,600	466
Suncor Energy	169,172	6,885
Superior Plus	7,200	70
Surge Energy	15,600	28
Tahoe Resources*	17,800	88
Tamarack Valley Energy*	12,600	44
Teck Resources, Cl B	10,400	265
TELUS	3,700	131
TFI International	5,000	154
Theratechnologies*	3,900	38
Thomson Reuters	5,400	218
Timbercreek Financial	3,700	26
TMAC Resources*	1,800	8
TMX Group	2,500	164
TORC Oil & Gas	7,100	40
Torex Gold Resources*	4,100	37
Toromont Industries	4,300	186
Toronto-Dominion Bank	61,513	3,561
Total Energy Services	2,300	20
Tourmaline Oil	5,100	91
TransAlta	15,100	76
TransAlta Renewables	7,200	68

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
TransCanada	33,647	$1,456
Transcontinental, Cl A	4,000	93
Trevali Mining*	44,900	31
Trican Well Service*	15,050	34
Tricon Capital Group	6,900	58
Trinidad Drilling*	16,400	23
Turquoise Hill Resources*	18,100	51
Uni-Select	1,900	30
Uranium Participation*	7,200	22
Valeant Pharmaceuticals International*	5,500	128
Valener	1,900	29
Vermilion Energy	2,800	101
Wajax	1,000	19
West Fraser Timber	1,100	76
Western Forest Products	20,000	41
WestJet Airlines	1,500	20
Westshore Terminals Investment	2,800	51
Wheaton Precious Metals	8,300	183
Whitecap Resources	23,300	158
Winpak	1,600	54
WPT Industrial‡	1,700	24
WSP Global	1,900	100
Yamana Gold	52,600	153

		71,227

Chile — 0.3%
CAP	11,219	112
Cia Cervecerias Unidas	65,250	817
Cia Cervecerias Unidas ADR	9,921	247
Cia Sud Americana de Vapores*	9,057,071	256
Empresas CMPC	78,470	286
Enaex	21,199	293
Quinenco	326,790	950
Sociedad Quimica y Minera de Chile ADR	22,018	1,059

		4,020

China — 2.4%
51job ADR*	5,661	553
58.com ADR*	16,079	1,115
Alibaba Group Holding ADR*	47,982	8,902
Autohome ADR*	31,535	3,185
Baidu ADR*	19,500	4,739
CECEP COSTIN New Materials Group*	1,134,000	1
China International Travel Service, Cl A	137,099	1,333
China Merchants Bank, Cl H	328,500	1,212

Description	Shares	Value (000)
Ctrip.com International ADR*	29,587	$1,409
Jiangsu Hengrui Medicine, Cl A	169,324	1,936
Kweichow Moutai, Cl A	16,100	1,778
Momo ADR*	18,170	790
PetroChina, Cl H	22,000	17
TAL Education Group ADR*	23,972	882
Tsingtao Brewery, Cl H	106,000	582
Weibo ADR*	14,283	1,268
Xiwang Special Steel	548,000	108
Yum China Holdings	161,755	6,221

		36,031

Colombia — 0.2%
Almacenes Exito	45,391	249
Bancolombia ADR	19,212	918
Ecopetrol ADR	66,991	1,377

		2,544

Czech Republic — 0.0%
Komercni Banka	11,866	499

Denmark — 1.5%
ALK-Abello*	331	55
Alm Brand	3,559	35
Ambu, Cl B	14,368	485
AP Moeller - Maersk, Cl A	62	74
AP Moeller - Maersk, Cl B	123	153
Bang & Olufsen*	1,871	41
Bavarian Nordic*	1,647	49
Carlsberg, Cl B	25,759	3,034
Chr Hansen Holding	1,866	172
Coloplast, Cl B	24,543	2,453
D/S Nordern*	1,342	24
Danske Bank	19,189	600
Dfds	1,648	105
DSV	5,011	405
FLSmidth	2,212	132
Genmab*	1,163	179
GN Store Nord	43,348	1,976
H Lundbeck	1,412	99
IC Group	439	11
ISS	3,248	112
Jyske Bank	3,953	217
Matas	2,098	17
Nilfisk Holding*	1,394	68
NKT*	1,394	38
NNIT	484	12
Novo Nordisk, Cl B	160,383	7,442
Novozymes, Cl B	4,248	216

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Orsted	3,555	$215
Pandora	2,144	150
Per Aarsleff Holding	1,234	44
Rockwool International, Cl B	508	198
Royal Unibrew	2,920	233
Scandinavian Tobacco Group	3,243	49
Schouw	738	65
SimCorp	2,260	183
Solar, Cl B	341	21
Spar Nord Bank	4,602	49
Sydbank	3,941	136
Topdanmark	2,114	93
TORM, Cl A	974	8
Tryg	2,135	50
Vestas Wind Systems	27,965	1,731
William Demant Holding*	37,960	1,528
Zealand Pharma*	1,211	16

		22,973

Egypt — 0.0%
Telecom Egypt	129,194	102

Finland — 0.8%
Amer Sports	15,769	498
Atria, Cl A	872	11
Cargotec, Cl B	2,176	110
Caverion*	4,850	34
Citycon	18,366	40
Cramo	2,180	51
DNA	3,122	75
Elisa	2,761	128
Finnair	2,745	30
Fortum	8,362	200
F-Secure	4,129	18
Huhtamaki	5,964	221
Kemira	5,541	74
Kesko, Cl B	3,595	220
Kone, Cl B	7,750	395
Konecranes, Cl A	3,568	147
Lehto Group	1,581	18
Metsa Board	10,783	122
Metso	1,965	66
Neste	2,414	189
Nokia	78,282	451
Nokian Renkaat	74,512	2,944
Oriola, Cl B	5,893	21
Orion, Cl B	1,760	47
Outokumpu	16,041	100

Description	Shares	Value (000)
Outotec*	7,346	$59
Ponsse	668	23
Ramirent	4,456	47
Sampo, Cl A	44,958	2,194
Sanoma	4,368	44
Stockmann Abp, Cl B*	1,290	6
Stora Enso, Cl R	10,357	203
Technopolis	8,502	38
Tieto	2,939	95
Tikkurila	93,507	1,604
Tokmanni Group	1,866	16
UPM-Kymmene	9,685	346
Uponor	3,160	51
Valmet	7,139	138
Wartsila, Cl B	31,584	621
YIT	8,085	49

		11,744

France — 6.6%
ABC arbitrage	2,361	20
Accor	3,546	175
Aeroports de Paris	554	125
Air France-KLM*	9,849	80
Air Liquide	113,682	14,298
Airbus Group	22,158	2,595
Akka Technologies	583	42
AKWEL	382	12
Albioma	1,587	36
ALD	5,636	96
Alstom	3,041	140
Alten	1,514	156
Altran Technologies	12,790	186
Amundi	1,096	76
Arkema	1,330	157
Assystem	389	12
Atos	1,810	247
Aubay	302	13
AXA	57,237	1,405
Axway Software	357	8
Beneteau	2,029	38
BioMerieux	768	69
BNP Paribas	37,830	2,350
Boiron	395	34
Bollore	17,435	81
Bonduelle SCA	723	26
Bourbon*	1,188	7
Bouygues	4,141	178

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Bureau Veritas	4,940	$132
Capital Gemini	2,911	391
Carrefour	10,942	177
Casino Guichard Perrachon	975	38
Cellectis*	1,692	49
CGG*	33,986	84
Chargeurs	776	23
Cie de Saint-Gobain	9,462	423
Cie des Alpes	637	22
Cie Generale des Etablissements Michelin	3,242	394
Cie Plastic Omnium	3,235	137
CNP Assurances	2,807	64
Coface*	5,144	57
Covivio‡	759	79
Credit Agricole	20,687	276
Danone	64,826	4,759
Dassault Aviation	50	95
Dassault Systemes	19,093	2,676
DBV Technologies*	1,086	42
Derichebourg	4,510	29
Devoteam	306	35
Direct Energie	693	34
Edenred	24,689	780
Eiffage	1,492	162
Electricite de France	11,403	157
Elior Group	5,771	83
Elis	26,385	605
Engie	234,335	3,593
Eramet	517	68
Essilor International Cie Generale d’Optique	19,409	2,740
Esso Francaise	145	8
Etablissements Maurel et Prom*	2,287	17
Eurazeo	816	62
Eurofins Scientific	2,309	1,284
Europcar Groupe*	6,045	63
Eutelsat Communications	3,630	75
Faurecia	1,496	107
FFP	331	41
FIGEAC-AERO*	572	10
Fnac Darty*	983	94
Gaztransport Et Technigaz	1,156	71
Gecina‡	822	138
Genfit*	1,663	46
Getlink	53,424	733
GL Events	335	9

Description	Shares	Value (000)
Groupe Crit	109	$10
Groupe Guillin	418	15
Guerbet	297	20
Haulotte Group	555	9
Hermes International	1,724	1,054
ICADE‡	535	50
ID Logistics Group*	115	19
Iliad	516	82
Imerys	2,747	222
Ingenico Group	1,088	98
Innate Pharma*	2,180	12
Interparfums	789	33
Ipsen	733	115
IPSOS	1,884	64
Jacquet Metal Service	840	27
JCDecaux	8,071	270
Kaufman & Broad	985	46
Kering	1,430	808
Klepierre‡	3,707	139
Korian	2,757	93
LafargeHolcim	1,512	73
Lagardere	5,767	152
Legrand	48,331	3,550
LISI	1,055	40
LNA Sante	236	15
L’Oreal	17,436	4,307
LVMH Moet Hennessy Louis Vuitton	21,202	7,061
Maisons du Monde	2,451	90
Manitou BF	580	22
Mercialys‡	3,076	54
Mersen	825	33
Metropole Television	1,525	31
Natixis	17,447	124
Naturex*	348	55
Neopost	8,592	231
Nexans	1,511	52
Nexity	2,241	141
Nokia	26,897	155
Oeneo	1,058	13
Orange	36,723	615
Orpea	2,487	332
Pernod Ricard	44,089	7,203
Peugeot	10,744	245
Pierre & Vacances*	189	6
Plastivaloire	396	7
Publicis Groupe	3,781	260
Rallye	1,467	17

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Remy Cointreau	399	$52
Renault	3,487	297
Rexel	5,929	85
Rubis SCA	4,683	293
Safran	6,303	766
Sanofi	21,231	1,701
Sartorius Stedim Biotech	1,471	154
Schneider Electric	92,307	7,698
SCOR	3,215	119
SEB	369	65
SES, Cl A	7,155	131
Societe BIC	517	48
Societe Generale	14,124	596
Sodexo	1,711	171
SOITEC*	1,066	90
Solocal Group*	32,888	42
Solutions 30*	947	46
Sopra Steria Group	758	155
SPIE	6,155	125
SRP Groupe*	660	6
Stallergenes Greer*	321	12
Ste Industrielle d’Aviation Latecoere*	2,789	15
STMicroelectronics	12,733	284
Suez	7,315	95
Synergie	300	15
Tarkett	1,629	47
Technicolor*	18,675	23
TechnipFMC	3,900	125
Teleperformance	3,583	633
Television Francaise 1	2,239	24
Thales	6,417	827
TOTAL	195,164	11,898
Trigano	463	82
Ubisoft Entertainment*	1,480	162
Valeo	4,364	239
Vallourec*	18,090	107
Veolia Environnement	10,056	215
Vicat	3,706	244
Vinci	9,307	896
Virbac*	227	31
Vivendi	19,262	473
Wendel	546	75
Worldline*	2,088	118
X-Fab Silicon Foundries*	4,225	43

		101,017

Description	Shares	Value (000)
Germany — 5.7%
Aareal Bank	2,966	$131
adidas	7,448	1,625
ADLER Real Estate*	1,568	26
ADO Properties	1,731	94
ADVA Optical Networking*	1,691	12
AIXTRON*	5,982	78
Allianz	8,280	1,712
alstria office‡	8,109	122
Amadeus Fire	328	36
Aumann	388	24
AURELIUS Equity Opportunities & KGaA	1,268	75
Aurubis	2,128	163
Axel Springer	12,546	908
BASF	56,321	5,387
Basler	72	14
Bauer	485	11
Bayer	88,077	9,705
Bayerische Motoren Werke	75,439	6,839
BayWa	921	31
Bechtle	1,682	130
Beiersdorf	48,949	5,559
Bertrandt	318	30
bet-at-home.com	120	9
Bilfinger	1,727	88
Borussia Dortmund GmbH & KGaA	2,535	16
Brenntag	22,591	1,259
CANCOM	900	92
Carl Zeiss Meditec	2,245	154
CECONOMY	10,139	84
Cewe Stiftung & KGAA	313	29
comdirect bank	1,561	23
Commerzbank*	19,452	187
CompuGroup Medical	1,379	71
Consus Real Estate*	1,638	14
Continental	2,042	466
Corestate Capital Holding	667	36
Covestro	3,672	328
CTS Eventim & KGaA	14,447	712
Daimler	17,127	1,103
Delivery Hero*	1,832	98
Deutsche Bank	36,579	394
Deutsche Beteiligungs	676	27
Deutsche Boerse	3,662	489
Deutsche EuroShop	2,794	99
Deutsche Lufthansa	4,372	105

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Deutsche Pfandbriefbank	6,997	$98
Deutsche Post	18,074	590
Deutsche Telekom	111,595	1,729
Deutsche Wohnen	6,456	312
Deutz	6,173	48
DIC Asset	3,070	34
Diebold Nixdorf	388	26
DMG Mori	1,087	59
Draegerwerk & KGaA	73	4
Drillisch	965	55
Duerr	2,750	128
E.ON	41,823	447
EDAG Engineering Group	682	13
Elmos Semiconductor	433	11
ElringKlinger	1,480	19
Encavis	4,956	36
Evonik Industries	3,169	109
Evotec*	7,044	121
Ferratum	502	9
FinTech Group*	548	17
Fraport Frankfurt Airport Services Worldwide	677	66
Freenet	7,108	188
Fresenius & KGaA	7,663	616
Fresenius Medical Care & KGaA	24,524	2,473
GEA Group	6,863	232
Gerresheimer	4,527	367
Gerry Weber International*	1,013	7
GFT Technologies	660	9
Grammer	505	35
Grand City Properties	6,427	167
GRENKE	1,335	153
H&R GmbH & KGaA	694	8
Hamborner‡	4,822	51
Hamburger Hafen und Logistik	1,309	28
Hannover Rueck	2,901	362
Hapag-Lloyd	2,140	76
HeidelbergCement	3,460	291
Heidelberger Druckmaschinen*	13,201	36
HelloFresh*	2,089	32
Henkel & KGaA	1,952	217
Hochtief	401	72
Hornbach Baumarkt	435	13
Hornbach Holding & KGaA	543	39
HUGO BOSS	1,052	96
Hypoport*	205	38
Indus Holding	1,064	66

Description	Shares	Value (000)
Infineon Technologies	20,940	$534
Innogy	2,688	115
Instone Real Estate Group BV*	1,062	28
Isra Vision	855	53
Jenoptik	2,663	104
JOST Werke	763	29
K+S	3,726	92
KION Group	1,373	99
Kloeckner	3,893	41
Koenig & Bauer	701	51
Krones	890	115
KWS Saat	109	39
LANXESS	1,703	133
LEG Immobilien	3,473	378
Leoni	1,841	94
Linde	13,830	3,302
MAN	574	65
MBB	132	14
Merck KGaA	33,338	3,256
METRO	3,146	39
MLP	3,891	24
MorphoSys*	1,631	200
MTU Aero Engines	11,787	2,266
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,855	604
Nemetschek	1,025	123
Nordex*	2,995	30
Norma Group	1,695	116
OHB	258	8
OSRAM Licht	1,912	79
PATRIZIA Immobilien	2,503	48
Pfeiffer Vacuum Technology	369	61
ProSiebenSat.1 Media	66,926	1,698
Puma*	160	94
QIAGEN*	57,228	2,086
Rational	178	116
Rheinmetall	2,402	265
RHOEN-KLINIKUM	1,049	31
RIB Software	1,897	44
Rocket Internet*	3,959	127
RWE	9,734	222
S&T*	2,737	70
SAF-Holland	2,523	38
Salzgitter	2,203	96
SAP	119,960	13,863
Scout24	5,927	314
Senvion*	1,099	12

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
SGL Carbon*	3,188	$34
Shop Apotheke Europe*	439	23
Siemens	14,383	1,902
Siemens Healthineers*	2,767	114
Siltronic	1,168	167
Sixt	634	70
Sixt Leasing	519	11
SLM Solutions Group*	532	20
SMA Solar Technology	569	24
Software	2,678	125
Stabilus	10,708	963
STADA Arzneimittel	1,302	122
STRATEC Biomedical	209	16
Stroeer & KGaA	1,423	86
Suedzucker	3,679	58
Surteco	337	10
Symrise	8,537	748
TAG Immobilien	6,489	143
Takkt	1,685	31
Telefonica Deutschland Holding	15,476	61
ThyssenKrupp	8,185	199
TLG Immobilien	5,211	139
TUI	14,510	318
Uniper	3,977	119
United Internet	2,396	137
Vapiano*	484	11
Varta*	698	19
VERBIO Vereinigte BioEnergie	974	6
Volkswagen	607	100
Vonovia	8,793	419
Vossloh	602	29
VTG	598	34
Wacker Neuson	1,362	35
Washtec	584	52
Wirecard	3,339	537
Wuestenrot & Wuerttembergische	1,183	24
XING	157	51
Zalando*	2,196	123
zooplus*	686	127

		86,621

Greece — 0.2%
Aegean Airlines	27,543	272
Alpha Bank AE*	100,246	224
Fourlis Holdings*	59,150	415
Grivalia Properties REIC AE‡	93,818	942
Hellenic Petroleum	8,507	71

Description	Shares	Value (000)
JUMBO	22,632	$373
Motor Oil Hellas Corinth Refineries	58,239	1,170

		3,467

Hong Kong — 6.3%
Agile Group Holdings	448,000	764
Agricultural Bank of China, Cl H	4,157,000	1,945
Agritrade Resources	135,000	25
AIA Group	1,584,400	13,854
Ajisen China Holdings	524,000	206
ANTA Sports Products	227,000	1,202
ASM Pacific Technology	5,800	73
Bank of China, Cl H	5,919,000	2,935
Bank of East Asia	23,979	96
BOC Hong Kong Holdings	67,000	316
BOCOM International Holdings	39,000	9
Bright Smart Securities & Commodities Group	32,000	9
Brightoil Petroleum Holdings*	155,000	15
Brilliance China Automotive Holdings	546,000	985
Cafe de Coral Holdings	18,000	44
Camsing International Holding*	24,000	21
Champion‡	103,000	68
Chanjet Information Technology, Cl H*	13,600	20
China Construction Bank, Cl H	4,080,000	3,769
China Financial International Investments*	310,000	9
China LNG Group*	100,000	14
China Mengniu Dairy*	237,000	804
China Mobile	481,000	4,273
China Overseas Grand Oceans Group	226,000	83
China Petroleum & Chemical, Cl H	118,000	105
China Resources Cement Holdings	404,000	409
China Sanjiang Fine Chemicals	102,000	34
China Shineway Pharmaceutical Group	102,000	199
China Tonghai International Financial*	100,000	11
China Trustful Group*	36,000	13
Chinese Estates Holdings	25,000	33
Chow Sang Sang Holdings International	15,000	29
CITIC Telecom International Holdings	71,000	19
CK Asset Holdings	56,722	451
CK Hutchison Holdings	199,884	2,120

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
CK Infrastructure Holdings	12,000	$89
CK Life Sciences Int’l Holdings	126,000	9
CLP Holdings	209,000	2,251
CMBC Capital Holdings*	640,000	37
C-Mer Eye Care Holdings*	14,000	14
CNOOC	1,770,000	3,055
Convoy Global Holdings*	402,000	4
Country Garden Holdings	239,000	420
Country Garden Services Holdings*	27,471	35
CSI Properties	230,000	14
CSPC Pharmaceutical Group	712,000	2,151
Dah Sing Banking Group	25,200	53
Dah Sing Financial Holdings	8,000	47
Digital Domain Holdings*	620,000	10
Dingyi Group Investment*	155,000	15
Emperor Capital Group	126,000	8
Emperor International Holdings	48,000	14
ENN Energy Holdings	125,000	1,229
Esprit Holdings*	1,787,577	556
Fairwood Holdings	2,500	10
Far East Consortium International	72,000	43
FIH Mobile*	169,000	26
First Pacific	564,000	272
Freeman FinTech*	380,000	4
Galaxy Entertainment Group*	44,000	341
Geely Automobile Holdings	461,000	1,196
Giordano International	62,000	39
Global Brands Group Holding*	260,000	16
Goodbaby International Holdings	307,000	186
Great Eagle Holdings	13,411	65
Guangnan Holdings	210,000	24
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	42,000	185
Guotai Junan International Holdings	184,000	40
Haier Electronics Group	562,416	1,925
Haitong International Securities Group	115,407	53
Hang Lung Group	15,000	42
Hang Lung Properties	40,000	82
Hang Seng Bank	13,900	348
Health and Happiness H&H International Holdings*	10,000	69
Henderson Land Development	25,280	134
Hengan International Group	78,458	755
HK Electric Investments & HK Electric Investments	48,658	46
HKBN	36,500	56

Description	Shares	Value (000)
HKT Trust	74,740	$95
Hong Kong & China Gas	168,208	322
Hong Kong Exchanges and Clearing	21,772	654
Hong Kong International Construction Investment Management Group	62,000	15
Hongkong & Shanghai Hotels	210,750	301
Hopewell Holdings	31,000	106
HSBC Holdings	760,675	7,135
Huarong International Financial Holdings	76,000	14
Hutchison Telecommunications Hong Kong Holdings	62,000	22
Hysan Development	11,000	61
Industrial & Commercial Bank of China, Cl H	4,138,000	3,096
IT	24,000	17
Johnson Electric Holdings	18,000	52
K Wah International Holdings	65,000	37
Kerry Logistics Network	35,000	49
Kerry Properties	11,500	55
Kingboard Chemical Holdings	314,500	1,151
Kingboard Laminates Holdings	858,000	1,060
Lai Sun Development	9,600	16
Landing International Development*	3,780,000	58
Langham Hospitality Investments and Langham Hospitality Investments	32,000	13
Leyou Technologies Holdings*	70,000	22
Li & Fung	100,000	37
Li Ning*	771,291	850
Lifestyle International Holdings	29,500	63
Link‡	40,000	365
Liu Chong Hing Investment	12,000	19
Logan Property Holdings	224,000	303
Lonking Holdings	320,000	147
Luk Fook Holdings International	18,000	74
Macau Legend Development*	158,000	26
Man Wah Holdings	77,600	61
Melco International Development	41,000	126
Melco Resorts & Entertainment ADR	4,573	128
MGM China Holdings	17,200	40
Microport Scientific	16,000	19
Minth Group	14,000	59
MTR	28,680	159
Nameson Holdings	58,000	9
New World Development	133,459	188

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
NewOcean Energy Holdings*	38,000	$8
Nine Dragons Paper Holdings	7,000	9
NWS Holdings	26,252	45
OP Financial Investments	52,000	21
Pacific Basin Shipping*	233,000	64
Pacific Textiles Holdings	46,000	39
PCCW	80,136	45
Ping An Insurance Group of China, Cl H	290,000	2,669
Poly Property Group	135,000	56
Power Assets Holdings	26,000	182
Prosperity‡	84,000	34
Regal‡	66,000	19
Regal Hotels International Holdings	18,000	11
Regina Miracle International Holdings	15,000	12
Sa Sa International Holdings	62,551	40
Sands China	44,400	237
Scud Group* (A)	252,000	—
Shanghai Industrial Urban Development Group	496,000	91
Shangri-La Asia	22,000	41
Shenzhou International Group Holdings	177,000	2,184
Shui On Land	287,500	73
Shun Tak Holdings	70,000	29
Singamas Container Holdings	104,000	15
Sino Biopharmaceutical	430,500	661
Sino Land	61,554	100
Sino-Ocean Group Holding	349,500	203
Sinotruk Hong Kong	854,500	1,407
SITC International Holdings	67,485	75
SJM Holdings	31,000	39
SmarTone Telecommunications Holdings	85,002	88
Stella International Holdings	463,448	574
Sun Hung Kai	19,000	11
Sun Hung Kai Properties	29,893	452
SUNeVision Holdings	43,000	25
Sunlight‡	65,000	45
Sunny Optical Technology Group	43,000	800
Swire Pacific, Cl A	10,000	106
Swire Properties	23,600	87
Tai United Holdings	65,000	6
Techtronic Industries	25,500	142
Television Broadcasts	140,200	444
Tencent Holdings	238,500	11,972
Texwinca Holdings	44,000	19

Description	Shares	Value (000)
Tingyi Cayman Islands Holding	1,121,014	$2,601
TK Group Holdings	20,000	17
Town Health International Medical Group*	154,000	7
United Laboratories International Holdings	30,000	31
Value Partners Group	51,000	40
VSTECS Holdings	36,000	18
VTech Holdings	8,400	97
Want Want China Holdings	1,463,996	1,302
We Solutions*	96,000	14
Weichai Power, Cl H	153,000	211
WH Group	166,101	135
Wharf Holdings	22,000	71
Wharf Real Estate Investment	22,000	157
Wheelock	16,000	111
Wynn Macau	30,400	98
Xin Point Holdings	22,000	15
Xinyi Glass Holdings	94,000	115
Yue Yuen Industrial Holdings	13,500	38

		96,212

Hungary — 0.1%
OTP Bank	55,517	2,010

India — 2.6%
Asian Paints	56,063	1,035
Axis Bank*	147,693	1,101
Bajaj Finance	55,780	1,870
Bharti Airtel	89,650	499
Britannia Industries	12,326	1,118
HCL Technologies	43,181	584
HDFC Bank	50,580	1,556
HDFC Bank ADR	4,186	440
HDFC Standard Life Insurance	187,535	1,249
Hinduja Global Solutions	7,976	93
Hindustan Unilever	55,679	1,334
Housing Development Finance	207,426	5,777
Idea Cellular*	512,201	444
IndusInd Bank	51,343	1,448
Infosys	216,194	4,125
Infosys ADR	295,630	5,743
KPIT Technologies	94,303	374
Maruti Suzuki India	12,004	1,546
Mindtree	23,414	337
MRF	1,512	1,655
NIIT Technologies	39,734	637
Oil & Natural Gas	120,753	279

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Redington India	151,579	$242
Sharda Motor Industries	943	26
Shriram Transport Finance	13,890	263
State Bank of India GDR*	7,410	278
Tata Consultancy Services	223,639	6,030
Vakrangee*	38,449	38
Venky’s India	6,015	206
Wipro	27,327	104
WNS Holdings ADR*	2,386	125

		40,556

Indonesia — 0.5%
Adaro Energy	1,540,100	192
Bank Negara Indonesia Persero	3,227,300	1,587
Bank Pan Indonesia*	346,400	21
Bank Pembangunan Daerah Jawa Timur	467,000	22
Bank Rakyat Indonesia Persero	7,651,300	1,516
Gudang Garam	11,400	53
Media Nusantara Citra	5,070,643	326
Telekomunikasi Indonesia Persero	6,969,900	1,825
Unilever Indonesia	358,200	1,152
United Tractors	236,500	522

		7,216

Ireland — 0.6%
AIB Group	14,712	80
Bank of Ireland Group	114,420	893
C&C Group	16,802	64
CRH	186,939	6,625
Dalata Hotel Group*	10,136	83
Glanbia	10,989	204
Glenveagh Properties*	26,112	35
Green‡	34,343	59
Hibernia‡	36,731	65
Irish Continental Group	62,703	370
Irish Residential Properties‡	20,446	33
Origin Enterprises	6,692	48
Paddy Power Betfair	5,325	590
Permanent TSB Group Holdings*	5,460	13
Ryanair Holdings ADR*	487	56
Smurfit Kappa Group	4,100	166

		9,384

Israel — 0.5%
Africa Israel Properties*	517	12
Airport City*	4,288	47
Alony Hetz Properties & Investments	6,001	56

Description	Shares	Value (000)
Amot Investments	6,867	$34
Azrieli Group	799	40
B Communications*	664	6
Bank Hapoalim	19,778	134
Bank Leumi Le-Israel	28,119	166
Bayside Land	55	24
Bezeq The Israeli Telecommunication	38,296	43
Big Shopping Centers	184	12
Blue Square Real Estate	240	8
Brack Capital Properties*	183	20
Cellcom Israel*	2,918	17
Check Point Software Technologies*	42,982	4,197
Clal Insurance Enterprises Holdings*	1,930	27
Delek Automotive Systems	1,428	8
Delek Group	245	33
Delta-Galil Industries	384	11
Elbit Systems	426	50
Elco	655	12
Electra	78	19
First International Bank of Israel	2,906	61
Formula Systems 1985	581	22
Frutarom Industries	677	67
Gazit-Globe	5,336	49
Harel Insurance Investments & Financial Services	6,037	46
IDI Insurance	463	28
Industrial Buildings*	11,517	15
Israel	184	39
Israel Chemicals	13,795	63
Israel Discount Bank, Cl A	64,622	188
Jerusalem Economy*	12,206	29
Jerusalem Oil Exploration*	412	21
Kenon Holdings*	723	11
Matrix IT	1,358	14
Mazor Robotics*	2,396	66
Melisron	955	40
Menora Mivtachim Holdings	953	10
Migdal Insurance & Financial Holding*	13,597	12
Mizrahi Tefahot Bank	2,602	48
Naphtha Israel Petroleum	1,510	9
NICE-Systems*	1,142	118
Norstar Holdings	544	10
Nova Measuring Instruments*	1,849	50
Oil Refineries	104,992	44
Partner Communications*	5,859	22
Paz Oil	530	70
Phoenix Holdings	5,994	31

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Radware*	2,566	$65
Rami Levy Chain Stores Hashikma Marketing 2006	243	12
Reit 1‡	9,175	36
Sapiens International	1,817	18
Shapir Engineering and Industry	7,959	24
Shikun & Binui*	10,716	19
Shufersal	5,578	34
Strauss Group	2,648	53
Summit Real Estate Holdings	1,739	15
Teva Pharmaceutical Industries*	11,819	286
Teva Pharmaceutical Industries ADR*	6,053	147
Tower Semiconductor*	5,530	123

		6,991

Italy — 1.6%
A2A	87,423	152
ACEA	3,110	46
Aeroporto Guglielmo Marconi Di Bologna	818	15
Amplifon	4,506	93
Anima Holding	17,205	93
Aquafil	1,068	15
Arnoldo Mondadori Editore*	6,704	10
Ascopiave	2,362	8
Assicurazioni Generali	22,604	379
ASTM	2,348	54
Atlantia	9,270	274
Autogrill	7,213	90
Azimut Holding	6,265	96
Banca Carige*	1,700,888	16
Banca Farmafactoring	5,240	31
Banca Generali	3,328	83
Banca IFIS	1,181	36
Banca Mediolanum	14,650	99
Banca Monte dei Paschi di Siena*	14,128	41
Banca Popolare di Sondrio SCPA	24,059	97
Banco BPM*	80,419	236
Beni Stabili SIIQ‡	48,661	43
Biesse	764	30
Bio On Spa*	500	33
BPER Banca	21,353	117
Brembo	8,448	115
Brunello Cucinelli	1,727	77
Buzzi Unicem	3,884	95
Buzzi Unicem RSP	2,149	29
Cairo Communication	2,369	9

Description	Shares	Value (000)
Cementir Holding	1,553	$12
Cerved Group	10,961	118
CIR-Compagnie Industriali Riunite	17,051	21
CNH Industrial	134,883	1,433
Credito Emiliano	4,286	32
Credito Valtellinese*	371,735	42
Danieli & C Officine Meccaniche	669	17
Danieli & C Officine Meccaniche RSP	2,570	45
Datalogic	1,158	42
Davide Campari-Milano	62,780	517
De’ Longhi	3,597	102
DeA Capital*	6,494	10
DiaSorin	1,207	138
doBank	2,088	28
Ei Towers	928	51
El.En.	474	15
Enav	16,201	81
Enel	153,523	852
Eni	213,356	3,964
ERG	3,518	77
EXOR	2,119	142
Falck Renewables	6,160	15
Ferrari	2,236	304
Fiat Chrysler Automobiles*	20,492	391
Fila	1,137	23
Fincantieri	28,316	39
FinecoBank Banca Fineco	21,854	247
Geox	3,289	9
Gima TT	1,837	30
Hera	44,279	138
IMA Industria Macchine Automatiche	1,002	87
Immobiliare Grande Distribuzione SIIQ‡	2,795	22
Infrastrutture Wireless Italiane	12,834	99
Interpump Group	3,965	123
Intesa Sanpaolo	1,263,457	3,670
Intesa Sanpaolo RSP	16,954	51
Iren	31,236	80
Italgas	27,097	150
Italmobiliare	938	23
Juventus Football Club*	19,509	15
La Doria	707	9
Leonardo-Finmeccanica	8,091	80
Luxottica Group	33,850	2,185
Maire Tecnimont	8,266	37

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
MARR	1,816	$48
Mediaset*	18,496	60
Mediobanca	11,501	107
Moncler	3,255	149
OVS*	9,853	32
Piaggio & C	202,113	508
Pirelli & C*	8,143	68
Poste Italiane	8,614	72
Prima Industrie	216	9
Prysmian	3,844	96
RAI Way	4,576	21
Recordati	2,132	85
Reply	1,177	80
Safilo Group*	1,581	8
Saipem*	192,166	886
Salini Impregilo	10,123	26
Salvatore Ferragamo	2,673	65
Saras	24,143	59
Sesa	536	18
Snam	492,664	2,057
Societa Cattolica di Assicurazioni SC	7,623	64
Societa Iniziative Autostradali e Servizi	3,996	60
Sogefi*	2,114	6
Tamburi Investment Partners	5,229	36
Technogym	4,689	56
Telecom Italia*	221,223	165
Telecom Italia RSP	118,219	77
Tenaris	9,179	168
Terna Rete Elettrica Nazionale	27,475	149
Tod’s	534	33
UniCredit	95,278	1,591
Unione di Banche Italiane	57,023	219
Unipol Gruppo	20,262	78
Vittoria Assicurazioni	926	15
Zignago Vetro	1,102	10

		25,259

Japan — 14.4%
77 Bank	2,800	61
ABC-Mart	2,200	120
Achilles	500	10
Acom	7,800	30
Activia Properties‡	33	151
Adastria	1,300	16
ADEKA	4,900	79
Advan	1,300	11

Description	Shares	Value (000)
Advance Residence Investment‡	69	$177
Advantest	10,000	208
Aeon	11,500	247
Aeon Delight	3,300	112
Aeon Fantasy	300	18
AEON Financial Service	12,300	264
AEON Investment‡	73	84
Aeon Mall	2,100	38
Ai Holdings	1,900	41
Aica Kogyo	2,700	95
Aichi	2,400	14
Aichi Bank	400	17
Aichi Steel	600	23
Aida Engineering	3,100	30
Aiful*	16,700	52
Ain Holdings	1,500	111
Air Water	2,600	48
Aisan Industry	2,000	17
Aisin Seiki	3,000	137
Ajinomoto	9,200	174
Akatsuki	200	8
Akebono Brake Industry*	3,800	9
Akita Bank	1,000	28
Alfresa Holdings	22,300	524
Alpen	1,000	22
Alpine Electronics	2,200	45
Alps Electric	4,000	103
Altech	800	17
Amada Holdings	5,500	53
Amano	3,200	76
Amuse	400	11
ANA Holdings	1,900	70
Anest Iwata	1,300	14
Anicom Holdings	700	26
Anritsu	7,800	107
AOI Electronics	300	10
AOKI Holdings	2,400	35
Aomori Bank	1,100	33
Aoyama Trading	2,300	77
Aozora Bank	2,300	88
Arata	600	36
Arcland Sakamoto	1,500	23
Arcland Service Holdings	600	13
Arcs	2,400	65
Ariake Japan	1,000	86
Aruhi	1,100	23
As One	900	63

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Asahi	1,000	$14
Asahi Diamond Industrial	2,200	16
Asahi Glass	3,400	133
Asahi Group Holdings	10,300	528
Asahi Holdings	2,100	39
Asahi Intecc	5,000	189
Asahi Kasei	23,000	292
Asics	3,300	56
ASKA Pharmaceutical	700	9
ASKUL	1,300	42
Astellas Pharma	48,100	734
Ateam	400	9
Atom	5,200	51
Autobacs Seven	3,700	66
Avex	1,800	25
Awa Bank	9,000	55
Axial Retailing	900	34
Azbil	7,700	336
Bando Chemical Industries	2,200	24
Bank of Iwate	1,000	39
Bank of Kyoto	1,100	51
Bank of Nagoya	800	28
Bank of Okinawa	1,400	51
Bank of Saga	500	11
Bank of the Ryukyus	2,300	34
BayCurrent Consulting	600	20
Belc	600	32
Bell System24 Holdings	1,900	33
Belluna	2,500	32
Benefit One	1,600	45
Benesse Holdings	1,500	54
Bic Camera	5,800	90
BML	1,200	31
Bridgestone	16,900	661
Broadleaf	3,600	22
Bronco Billy	400	17
Brother Industries	4,600	91
Bunka Shutter	3,200	27
Calbee	1,500	56
Canon	130,700	4,285
Canon Electronics	800	16
Canon Marketing Japan	2,800	58
Capcom	4,400	108
Casio Computer*	28,300	461
Cawachi	900	18
Central Glass	2,000	42
Central Japan Railway	2,740	568

Description	Shares	Value (000)
Central Security Patrols	400	$19
Chiba Bank	23,000	163
Chiba Kogyo Bank	3,100	14
Chiyoda	8,500	74
Chiyoda	900	21
Chiyoda Integre	500	11
Chofu Seisakusho	1,300	28
Chori	800	14
Chubu Electric Power	10,900	164
Chubu Shiryo	1,300	23
Chudenko	2,000	50
Chugai Pharmaceutical	4,200	220
Chugoku Bank	8,200	83
Chugoku Electric Power	4,500	58
Chugoku Marine Paints	3,300	33
Chukyo Bank	400	8
CI Takiron	2,300	13
Ci:z Holdings	1,400	67
Citizen Holdings	17,100	112
CKD	2,700	44
Clarion	5,000	13
Cleanup	1,500	12
CMIC Holdings	500	10
CMK	2,600	17
Coca-Cola Bottlers Japan Holdings	2,400	96
cocokara fine	900	55
COLOPL	2,600	18
Colowide	3,100	83
Comforia Residential‡	32	75
Computer Engineering & Consulting	600	22
COMSYS Holdings	6,000	159
Comture	500	12
Concordia Financial Group	38,700	197
CONEXIO	1,200	21
COOKPAD	2,500	12
Corona, Cl A	900	10
Cosel	800	10
Cosmo Energy Holdings	2,900	102
Cosmos Pharmaceutical	600	122
Create Restaurants Holdings	2,500	37
Create SD Holdings	1,500	43
Credit Saison	2,600	41
CyberAgent	1,800	108
CYBERDYNE*	2,000	23
DA Consortium Holdings	1,200	33
Dai Nippon Printing	4,300	96
Daibiru	2,800	29

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Daicel	4,900	$54
Dai-Dan	800	17
Daido Metal	1,100	11
Daido Steel	1,400	65
Daifuku	5,300	232
Daihen	5,000	30
Daiho	5,000	30
Daiichi Jitsugyo	400	12
Dai-ichi Life Holdings	75,000	1,338
Daiichi Sankyo	10,300	394
Daiichikosho	2,200	106
Daiken	600	14
Daikin Industries	34,700	4,160
Daikokutenbussan	200	9
Daikyo	1,800	39
Daikyonishikawa	2,000	29
Dainichiseika Color & Chemicals Manufacturing	600	19
Daio Paper	3,800	53
Daiseki	2,000	59
Daishi Bank*	1,500	60
Daisyo	700	11
Daito Trust Construction	1,400	228
Daiwa House Industry	15,900	542
Daiwa House Investment, Cl A‡	34	81
Daiwa Industries	1,100	13
Daiwa Office Investment‡	18	103
Daiwa Securities Group	30,500	177
Daiwabo Holdings	900	48
DCM Holdings	5,100	48
Dena	2,000	38
Denka	4,400	147
Denki Kogyo	400	13
Denso	194,600	9,512
Dentsu*	4,200	200
Denyo	600	9
Descente	2,200	39
Dexerials	2,300	23
DIC	4,100	128
Digital Arts	600	33
Digital Garage	1,800	70
Digital Hearts Holdings	700	10
Dip	1,600	41
Disco	500	85
DMG Mori*	5,500	76
Don Quijote Holdings	2,300	111
Doshisha	1,200	27

Description	Shares	Value (000)
Doutor Nichires Holdings	2,100	$42
Dowa Holdings	2,600	80
DTS	1,100	41
Duskin	2,200	55
DyDo Group Holdings	500	30
Eagle Industry	1,000	16
Earth Chemical	700	36
East Japan Railway	14,900	1,430
Ebara	5,100	159
EDION	3,600	36
Ehime Bank	1,800	21
Eighteenth Bank	8,000	21
Eiken Chemical	1,800	38
Eisai	4,720	333
Eizo	800	35
Elecom	1,000	23
Electric Power Development	2,400	62
Elematec	500	12
en-japan	1,700	86
Enplas	400	11
EPS Holdings	1,400	30
eRex	1,500	16
ES-Con Japan	2,300	14
ESPEC	900	18
euglena*	3,100	23
Exedy	1,600	50
Ezaki Glico	2,400	115
F@N Communications	1,800	12
FamilyMart	1,400	147
Fancl	1,900	95
FANUC	15,880	3,156
Fast Retailing	1,100	507
FC Residential Investments‡	65	52
FCC	1,700	48
FDK*	6,000	10
Feed One	7,600	16
Ferrotec Holdings	1,800	28
FFRI*	300	8
Fields	1,000	9
Financial Products Group	3,400	44
Foster Electric	1,000	14
FP	1,400	77
France Bed Holdings	1,600	14
Frontier Real Estate Investment‡	24	96
Fudo Tetra	5,900	11
Fuji	1,000	21
Fuji	3,400	61

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Fuji Electric	10,000	$76
Fuji Heavy Industries	18,400	536
Fuji Kyuko	1,000	30
Fuji Media Holdings	31,100	532
Fuji Oil Holdings	2,800	101
Fuji Pharma	600	10
Fuji Seal International	2,300	82
Fuji Soft	1,400	59
Fujibo Holdings	400	13
Fujicco	1,200	31
FUJIFILM Holdings	29,400	1,149
Fujikura	13,100	83
Fujimi	700	16
Fujimori Kogyo	800	26
Fujita Kanko	300	9
Fujitec	3,400	42
Fujitsu	36,000	218
Fujitsu General	3,000	47
Fujiya	500	11
Fukuda	400	24
Fukuda Denshi	500	33
Fukui Computer Holdings	300	5
Fukuoka Corp‡	34	54
Fukuoka Financial Group	48,000	241
Fukushima Industries	700	32
Fukuyama Transporting	1,600	82
FULLCAST Holdings	1,000	26
Funai Soken Holdings	2,150	48
Furukawa	1,700	25
Furukawa Electric	3,500	122
Fuso Chemical	800	21
Futaba*	1,900	33
Futaba Industrial	2,500	16
Future	1,200	15
Fuyo General Lease	1,000	69
Gecoss	1,100	11
Genky DrugStores	400	16
Geo Holdings	1,400	19
Giken	1,000	23
Global One Real Estate Investment‡	44	44
Glory	4,500	126
GLP‡	161	171
GMO internet	3,700	88
GMO Payment Gateway	900	104
GNI Group*	700	31
Godo Steel	600	11
Goldcrest	600	10

Description	Shares	Value (000)
Goldwin	600	$52
Gree	5,900	32
GS Yuasa	19,000	87
G-Tekt	1,100	19
GungHo Online Entertainment	19,800	50
Gunma Bank	17,000	89
Gunosy*	1,000	13
Gunze	900	58
Gurunavi	1,400	11
H2O Retailing	4,600	73
Hachijuni Bank	18,700	80
Hakuhodo DY Holdings	4,200	67
Halows	500	12
Hamakyorex	900	26
Hamamatsu Photonics	2,700	116
Hankyu Hanshin Holdings	4,100	165
Hankyu‡	27	33
Hanwa	1,800	69
Harmonic Drive Systems	1,800	76
Haseko	14,400	199
Hazama Ando	8,600	78
HEALIOS*	1,100	16
Heiwa	2,900	70
Heiwa Real Estate‡	49	49
Heiwa Real Estate	2,200	39
Heiwado	1,600	40
Hibiya Engineering	1,200	24
Hiday Hidaka	1,240	28
Hikari Tsushin	400	70
Hino Motors	4,100	44
Hinokiya Group	400	11
Hioki EE*	400	17
Hirata	1,400	101
Hirose Electric	9,080	1,126
Hiroshima Bank	12,200	81
HIS	2,100	63
Hisaka Works	1,400	13
Hisamitsu Pharmaceutical	1,100	93
Hitachi	248,000	1,750
Hitachi Capital	2,600	67
Hitachi Chemical	1,800	36
Hitachi Construction Machinery	1,900	62
Hitachi High-Technologies	5,500	225
Hitachi Metals	3,900	41
Hitachi Transport System	2,600	67
Hitachi Zosen	8,600	41
Hochiki	800	16

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Hodogaya Chemical	400	$12
Hogy Medical	1,400	63
Hokkaido Electric Power	9,800	67
Hokkoku Bank	1,200	47
Hokuetsu	6,900	36
Hokuetsu Bank	1,100	22
Hokuhoku Financial Group	6,300	84
Hokuriku Electric Power*	9,100	91
Hokuto	1,500	27
Honda Motor	228,700	6,721
Horiba	1,900	133
Hoshino Resorts‡	12	62
Hoshizaki Electric	4,400	446
Hosiden	3,200	27
Hosokawa Micron	300	19
House Foods Group	3,300	117
Hoya	151,900	8,642
Hulic	5,400	58
Hulic‡	53	82
Hyakugo Bank	12,000	47
Hyakujushi Bank	13,000	43
Ibiden	6,400	103
IBJ Leasing	1,600	42
Ichibanya	900	39
Ichigo	14,500	68
Ichikoh Industries	1,600	19
Ichiyoshi Securities	2,100	23
Icom	400	10
Idec	1,300	30
Idemitsu Kosan	2,700	96
IDOM	2,900	16
IHI	3,000	105
Iida Group Holdings	2,500	48
Iino Kaiun Kaisha	5,000	23
Inaba Denki Sangyo	1,600	65
Inabata	2,600	36
Industrial & Infrastructure Fund Investment‡	76	85
Ines	1,100	11
Infocom	500	14
Infomart	4,800	64
Information Services International-Dentsu	700	21
Inpex	54,000	561
Internet Initiative Japan	1,700	34
Invesco Office‡	496	69
Invincible Investment‡	251	113

Description	Shares	Value (000)
Iriso Electronics	1,000	$60
Iseki	1,000	18
Isetan Mitsukoshi Holdings	28,300	354
Ishihara Sangyo Kaisha*	1,500	14
Istyle	1,900	21
Isuzu Motors	10,800	144
Ito En	2,800	130
ITOCHU	39,500	716
Itochu Enex	2,600	25
Itochu Techno-Solutions	10,700	185
Itochu-Shokuhin	200	11
Itoham Yonekyu Holdings	7,500	65
Itoki	1,500	9
Itokuro*	200	13
Iwatani	1,800	63
Iyo Bank	12,200	81
Izumi	2,000	124
J Front Retailing	4,800	73
J Trust	3,200	26
JAC Recruitment	700	15
Jaccs	1,400	30
Jafco	1,700	69
Jamco	500	11
Japan‡	26	138
Japan Airlines	5,900	209
Japan Airport Terminal	700	33
Japan Asset Marketing*	8,600	10
Japan Aviation Electronics Industry	3,000	47
Japan Cash Machine	1,000	11
Japan Display*	33,400	43
Japan Excellent‡	62	80
Japan Exchange Group	16,300	303
Japan Hotel‡	223	167
Japan Investment Adviser	500	25
Japan Lifeline	2,800	69
Japan Logistics Fund‡	48	98
Japan Material	3,400	53
Japan Petroleum Exploration	2,000	52
Japan Post Bank	7,900	92
Japan Post Holdings	89,800	984
Japan Prime‡	14	51
Japan Pulp & Paper	600	27
Japan Rental Housing Investments‡	97	78
Japan Retail Fund Investment‡	48	87
Japan Securities Finance	6,100	33
Japan Steel Works	3,600	91
Japan Tissue Engineering*	400	4

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Japan Tobacco	135,900	$3,799
Japan Wool Textile	3,000	28
JCR Pharmaceuticals	800	49
JCU	1,200	28
Jeol	4,000	41
JFE Holdings	12,000	227
JGC	3,400	69
Jimoto Holdings	5,700	9
JINS	700	40
J-Oil Mills	300	11
Joshin Denki	1,000	31
Joyful Honda	2,600	40
JSP	500	15
JSR	3,100	53
JTEKT	3,600	49
Juroku Bank	1,500	40
Justsystems	1,600	33
JVC Kenwood	8,400	24
JX Holdings	60,400	420
K&O Energy Group	900	15
kabu.com Securities	8,300	27
Kadokawa Dwango	2,700	30
Kaga Electronics	700	17
Kagome	3,900	130
Kajima	17,000	132
Kakaku.com	2,600	59
Kaken Pharmaceutical	1,600	82
Kameda Seika	700	37
Kamei	800	11
Kamigumi	2,000	42
Kanamoto	1,400	44
Kandenko	5,000	55
Kaneka	5,000	45
Kanematsu	4,000	58
Kanematsu Electronics	700	26
Kansai Electric Power	13,300	194
Kansai Mirai Financial Group	4,713	36
Kansai Paint	3,400	71
Kansai Super Market	1,100	12
Kanto Denka Kogyo	1,800	15
Kao	50,100	3,824
Kappa Create	1,400	18
Kasai Kogyo	1,000	12
Katakura Industries	900	11
Katitas	1,100	39
Kato Sangyo	1,400	48
Kawasaki Heavy Industries	2,500	74

Description	Shares	Value (000)
Kawasaki Kisen Kaisha*	4,600	$84
KDDI	47,000	1,287
Keihan Holdings	1,700	61
Keihin	2,000	41
Keikyu	3,800	62
Keio	1,900	92
Keisei Electric Railway	2,300	79
Keiyo	1,500	7
Keiyo Bank	12,000	51
Kenedix	13,300	81
Kenedix Office Investment, Cl A‡	22	137
Kenedix Residential Investment‡	43	64
Kenedix Retail‡	26	57
Kenko Mayonnaise	700	26
Kewpie	5,900	149
Key Coffee	900	18
Keyence	2,100	1,187
KH Neochem	1,600	48
Kikkoman	2,800	141
Kinden	7,400	121
Kintetsu Department Store	300	11
Kintetsu Group Holdings	3,400	139
Kintetsu World Express	2,000	41
Kirin Holdings	64,000	1,713
Kisoji	1,400	36
Kissei Pharmaceutical	1,700	46
Kitanotatsujin	3,300	24
Kitz	4,300	35
Kiyo Bank	3,500	58
KLab*	2,300	31
KNT-CT Holdings*	500	7
Koa	1,600	40
Koatsu Gas Kogyo	1,800	16
Kobayashi Pharmaceutical	1,000	86
Kobe Bussan	800	39
Kobe Steel	5,600	51
Koei Tecmo Holdings	2,100	41
Kohnan Shoji	1,600	37
Koito Manufacturing	4,400	291
Kokuyo	4,300	76
Komatsu	93,300	2,670
KOMEDA Holdings	2,600	51
Komeri	1,700	43
Komori	3,000	35
Konami Holdings	1,900	97
Konica Minolta	9,800	91
Konishi	1,700	28

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Konoike Transport	1,100	$17
Kose	600	129
Koshidaka Holdings	2,000	29
Kotobuki Spirits	1,000	52
K’s Holdings	8,900	93
Kubota	292,600	4,605
Kumagai Gumi	1,800	63
Kumiai Chemical Industry	4,800	38
Kura	600	40
Kurabo Industries	10,000	32
Kuraray	6,900	95
Kureha	1,000	72
Kurita Water Industries	22,600	645
Kusuri no Aoki	900	60
KYB	1,000	46
Kyocera	82,700	4,665
Kyoei Steel	1,300	25
Kyokuto Kaihatsu Kogyo	1,500	23
Kyokuto Securities	700	9
KYORIN Holdings	2,200	46
Kyoritsu Maintenance	1,600	88
Kyowa Exeo	4,500	118
Kyowa Hakko Kirin*	5,100	103
Kyudenko	2,400	116
Kyushu Electric Power	8,400	94
Kyushu Financial Group	18,100	87
Kyushu Railway	3,100	95
LaSalle Logiport‡	65	64
Lasertec	2,000	56
Lawson	3,600	225
LEC	600	25
Leopalace21	14,400	79
Life	800	20
LIFULL	2,400	16
LINE*	1,500	63
Linical	700	16
Link And Motivation	1,500	18
Lintec	2,500	73
Lion	15,100	277
LIXIL Group	21,800	437
LIXIL VIVA	1,100	17
M&A Capital Partners*	400	36
M3	4,000	159
Mabuchi Motor	900	43
Macnica Fuji Electronics Holdings	2,100	35
Macromill	1,800	44
Maeda	29,800	342

Description	Shares	Value (000)
Maeda Kosen	700	$12
Maeda Road Construction	3,500	67
Makino Milling Machine	5,000	39
Makita	7,000	314
Mandom	3,700	115
Mani	1,300	59
Mars Engineering	500	12
Marubeni	30,200	231
Marudai Food	5,000	23
Maruha Nichiro	2,100	85
Marui Group	17,600	371
Maruichi Steel Tube	1,200	41
Marusan Securities*	3,500	32
Maruwa	400	32
Maruwa Unyu Kikan	500	18
Maruzen Showa Unyu	2,000	9
Marvelous	1,200	10
Matsuda Sangyo	900	13
Matsui Securities	6,300	60
Matsumotokiyoshi Holdings	7,300	329
Matsuya	1,200	18
Matsuya Foods	300	10
Max	1,000	13
Maxell Holdings	2,900	49
Mazda Motor	10,600	130
McDonald’s Holdings Japan	1,200	61
MCJ	2,800	21
MCUBS MidCity Investment‡	90	67
Mebuki Financial Group	16,300	55
Medical Data Vision*	1,100	16
Medipal Holdings	3,100	62
Megachips	800	21
Megmilk Snow Brand	2,500	67
Meidensha	10,000	36
MEIJI Holdings	4,400	371
Meiko Network Japan	700	8
Meitec	1,500	72
Melco Holdings	300	11
Menicon	1,400	38
METAWATER	800	23
Micronics Japan	1,300	12
Milbon	1,200	54
Mimasu Semiconductor Industry	600	10
Minebea*	7,500	127
Ministop	500	10
Miraca Holdings	2,800	83
Mirait Holdings	3,100	48

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Miroku Jyoho Service	800	$20
Misawa Homes	1,400	12
MISUMI Group	5,500	160
Mitsuba	1,500	12
Mitsubishi	44,560	1,239
Mitsubishi Chemical Holdings	24,700	207
Mitsubishi Electric	34,200	455
Mitsubishi Estate	48,400	848
Mitsubishi Estate Logistics Investment‡	11	27
Mitsubishi Gas Chemical	3,100	70
Mitsubishi Heavy Industries	15,200	553
Mitsubishi Logisnext	1,500	17
Mitsubishi Logistics	9,100	197
Mitsubishi Materials	1,800	50
Mitsubishi Motors	13,200	105
Mitsubishi Pencil	2,000	42
Mitsubishi Research Institute	400	18
Mitsubishi Shokuhin	900	24
Mitsubishi Steel Manufacturing	1,000	19
Mitsubishi Tanabe Pharma	4,400	76
Mitsubishi UFJ Financial Group	251,300	1,432
Mitsubishi UFJ Lease & Finance	8,100	50
Mitsuboshi Belting	3,000	38
Mitsui	31,700	529
Mitsui Chemicals	3,700	99
Mitsui Engineering & Shipbuilding*	3,800	50
Mitsui Fudosan	17,000	411
Mitsui Fudosan Logistics Park‡	12	37
Mitsui High-Tec	1,100	14
Mitsui Home	2,000	12
Mitsui Mining & Smelting	3,200	136
Mitsui OSK Lines	2,000	48
Mitsui Sugar	700	22
Mitsui-Soko Holdings*	4,000	12
Miura	4,600	112
Mixi	2,200	56
Miyazaki Bank	800	24
Mizuho Financial Group	697,700	1,175
Mizuno	1,000	37
Mochida Pharmaceutical	700	51
Modec	1,200	33
Monex Group	9,800	57
Money Forward*	500	25
Monogatari	300	31
MonotaRO	3,500	155
Mori Hills Investment‡	77	99

Description	Shares	Value (000)
Mori Trust Hotel‡	19	$26
Mori Trust Sogo‡	56	80
Morinaga	2,100	101
Morinaga Milk Industry	1,800	67
Morita Holdings	1,800	36
MOS Food Services	1,600	47
MS&AD Insurance Group Holdings	37,700	1,173
MTI	1,800	10
Murata Manufacturing	3,300	555
Musashi Seimitsu Industry	1,200	40
Musashino Bank	1,500	45
Nabtesco*	2,100	65
Nachi-Fujikoshi	900	40
Nagaileben	1,500	38
Nagase	5,600	88
Nagatanien Holdings	1,000	14
Nagoya Railroad	3,000	77
Nakanishi	3,600	82
Nakayama Steel Works	1,800	11
Namco Bandai Holdings	28,800	1,190
Namura Shipbuilding	2,000	8
Nankai Electric Railway	5,800	161
Nanto Bank	1,500	38
NEC	17,700	486
NEC Capital Solutions	700	12
NEC Networks & System Integration	1,400	32
NET One Systems	4,200	72
Neturen	1,100	10
Nexon*	8,400	122
Nextage	1,600	18
NGK Insulators	5,200	93
NGK Spark Plug	2,800	80
NH Foods	1,700	69
NHK Spring	10,800	102
Nichias	6,000	75
Nichiban	500	14
Nichicon	2,500	32
Nichiden	400	8
Nichiha	1,400	53
NichiiGakkan	1,500	17
Nichi-iko Pharmaceutical	2,400	35
Nichirei	5,900	150
Nidec	4,200	632
Nifco	4,600	143
Nihon Chouzai	300	8
Nihon Kohden	111,100	3,096
Nihon M&A Center	7,400	215

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Nihon Nohyaku	1,800	$12
Nihon Parkerizing	5,000	72
Nihon Trim	200	9
Nihon Unisys	3,700	93
Nikkiso	2,800	28
Nikkon Holdings	3,300	87
Nikon	18,000	287
Nintendo	2,100	686
Nippo	3,000	55
Nippon Accommodations Fund‡	25	114
Nippon Beet Sugar Manufacturing	700	15
Nippon Building Fund‡	25	144
Nippon Carbon	500	28
Nippon Ceramic	1,100	29
Nippon Chemi-Con	700	27
Nippon Denko	4,800	14
Nippon Densetsu Kogyo	1,800	40
Nippon Electric Glass	1,400	39
Nippon Express	1,300	94
Nippon Flour Mills	2,800	49
Nippon Gas	2,000	117
NIPPON Investment‡	23	67
Nippon Kanzai	600	12
Nippon Kayaku	7,900	88
Nippon Koei	500	12
Nippon Light Metal Holdings	30,400	68
Nippon Paint Holdings	2,700	116
Nippon Paper Industries	5,400	86
Nippon Parking Development	12,700	22
Nippon Prologis‡	31	64
Nippon Road	400	21
Nippon Seiki	2,500	47
Nippon Sharyo*	5,000	13
Nippon Sheet Glass	4,600	44
Nippon Shinyaku	2,500	155
Nippon Shokubai	1,500	109
Nippon Signal	3,300	32
Nippon Soda	6,000	33
Nippon Steel & Sumikin Bussan	800	40
Nippon Steel & Sumitomo Metal	13,800	271
Nippon Suisan Kaisha	38,200	188
Nippon Telegraph & Telephone	45,900	2,088
Nippon Television Holdings	25,320	428
Nippon Thompson	2,300	18
Nippon Valqua Industries	800	23
Nippon Yusen	2,800	56
Nipro	7,800	90

Description	Shares	Value (000)
Nishimatsu Construction	3,000	$86
Nishimatsuya Chain	2,500	29
Nishimoto	300	16
Nishi-Nippon Financial Holdings	7,000	82
Nishi-Nippon Railroad	3,400	93
Nishio Rent All	900	29
Nissan Chemical Industries	13,200	615
Nissan Motor	44,100	429
Nissan Shatai	4,100	37
Nissei ASB Machine	400	21
Nissha	1,800	37
Nisshin Oillio Group	1,400	42
Nisshin Seifun Group	3,200	68
Nisshin Steel	2,500	35
Nisshinbo Holdings	7,396	79
Nissin	600	14
Nissin Electric	2,600	24
Nissin Foods Holdings	1,000	72
Nissin Kogyo	2,000	35
Nitori Holdings	1,500	234
Nitta	1,200	47
Nittetsu Mining	200	9
Nitto Boseki	1,400	33
Nitto Denko	5,300	401
Nitto Kogyo	1,100	22
Nitto Kohki	600	14
Nittoku Engineering	700	18
Noevir Holdings	800	58
NOF	3,500	113
Nohmi Bosai	1,200	26
Nojima	1,400	31
NOK	1,700	33
Nomura	10,500	232
Nomura Holdings	134,500	654
Nomura Real Estate Holdings	2,400	53
Nomura Real Estate Master Fund‡	74	104
Nomura Research Institute	4,700	228
Noritake	500	28
Noritsu Koki	900	16
Noritz	1,600	26
North Pacific Bank	14,600	49
NS Solutions	1,900	48
NS United Kaiun Kaisha	500	10
NSD	2,200	50
NSK	7,500	77
NTN	21,000	86
NTT Data	70,600	814

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
NTT DOCOMO	36,500	$931
NTT Urban Development	35,200	378
NuFlare Technology	200	12
Obara Group	600	34
Obayashi	63,800	663
Obic	5,460	452
OBIC Business Consultants	600	43
Odakyu Electric Railway	5,700	122
Ogaki Kyoritsu Bank	1,600	41
Ohara	300	9
Ohsho Food Service	700	40
Oiles	1,200	23
Oita Bank	800	27
Oji Holdings	17,000	105
Okabe	2,300	20
Okamoto Industries	3,000	34
Okamura	3,400	50
Okasan Securities Group	8,000	39
Oki Electric Industry	4,400	49
Okinawa Electric Power	2,500	52
OKUMA	1,200	64
Okumura	1,600	52
Okuwa	1,000	10
Olympus	95,400	3,576
Omron	88,800	4,146
Ono Pharmaceutical	6,900	162
Onward Holdings	22,600	174
Open Door*	600	12
Open House	1,700	101
Optex Group	1,600	45
Optorun	700	27
Oracle Japan	2,200	180
Organo	400	11
Orient	21,900	29
Oriental Land	3,800	399
ORIX	25,200	398
Orix JREIT‡	135	216
Osaka Gas	7,000	145
Osaka Soda	800	23
Osaka Steel	1,000	19
OSAKA Titanium Technologies	700	10
Osaki Electric	1,500	12
OSG	3,800	78
OSJB Holdings	4,700	12
Otsuka	2,100	82
Otsuka Holdings*	12,500	606
Outsourcing*	4,000	74

Description	Shares	Value (000)
Oyo	700	$9
Pacific Industrial	2,400	35
Pacific Metals*	700	26
Pack	500	16
PAL GROUP Holdings	400	9
PALTAC	1,700	99
Panasonic	40,700	549
Paramount Bed Holdings	900	39
Parco	800	9
Park24	2,400	65
Pasona Group	1,100	18
PC Depot	1,400	7
Penta-Ocean Construction	14,300	96
Pepper Food Service	700	29
PeptiDream*	5,100	213
Persol Holdings	14,700	328
PIA	300	17
Pigeon	6,400	311
Pilot	1,500	84
Piolax	1,400	34
Pioneer*	15,600	22
PKSHA Technology*	200	25
Plenus	1,000	16
Pola Orbis Holdings	1,600	70
Premier Investment‡	74	75
Press Kogyo	5,300	31
Pressance	2,000	31
Prestige International	2,900	39
Prima Meat Packers	7,000	41
Proto	600	8
Qol	1,200	22
Raito Kogyo	2,600	27
Rakus	1,100	19
Rakuten	17,900	121
Raysum	900	13
Recruit Holdings	30,100	834
Relia	1,700	24
Relo Group	5,600	148
Remixpoint	1,800	18
Renesas Electronics*	50,900	499
Rengo	9,100	80
Resona Holdings	173,740	930
Resorttrust	4,200	74
Retail Partners	1,200	18
Rheon Automatic Machinery	1,000	17
Ricoh	13,600	125
Ricoh Leasing	900	30

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Riken	500	$26
Riken Keiki	600	14
Riken Vitamin	600	24
Ringer Hut	1,100	26
Rinnai	1,800	159
Riso Kagaku	1,300	27
Rock Field	700	12
Rohm	1,800	151
Rohto Pharmaceutical	5,000	161
Rokko Butter	500	11
Roland DG	500	11
Round One	3,500	55
Royal Holdings*	1,600	44
RS Technologies	300	15
Ryobi	1,400	46
Ryohin Keikaku	1,100	386
Ryosan	1,300	48
Ryoyo Electro	800	13
S Foods	1,000	39
Sac’s Bar Holdings	800	7
Saizeriya	1,500	34
Sakai Chemical Industry	600	16
Sakai Moving Service	500	25
Sakata INX	2,000	26
Sakata Seed	1,600	61
SAMTY	800	15
San ju San Financial Group	1,200	22
San-A, Cl A	1,000	49
San-Ai Oil	2,800	35
SanBio*	1,200	31
Sanden Holdings	1,000	13
Sangetsu	3,300	67
San-In Godo Bank	7,700	69
Sanken Electric	6,000	32
Sanki Engineering	1,800	18
Sankyo	800	31
Sankyo Tateyama	1,600	20
Sankyu	2,900	152
Sanrio	2,600	50
Sanshin Electronics	800	14
Santen Pharmaceutical	7,100	124
Sanwa Holdings	10,300	109
Sanyo Chemical Industries	700	30
Sanyo Denki	400	29
Sanyo Special Steel	1,200	29
Sapporo Holdings	3,400	85
Sato Holdings	1,400	42

Description	Shares	Value (000)
Sawai Pharmaceutical	5,100	$232
SBI Holdings	4,400	113
SCREEN Holdings	2,100	148
SCSK	8,800	409
Secom	12,200	937
Seed	300	6
Sega Sammy Holdings	3,200	55
Seibu Holdings	4,400	74
Seikagaku	2,100	28
Seiko Epson	5,500	96
Seiko Holdings	1,600	34
Seino Holdings	7,800	138
Seiren	2,500	39
Sekisui Chemical	23,900	408
Sekisui House‡	202	132
Sekisui House	11,700	207
Sekisui Jushi	1,400	29
Sekisui Plastics	1,000	10
Senko	20,200	160
Senshu Ikeda Holdings	13,300	45
Septeni Holdings	3,700	8
Seria	2,200	106
Seven & i Holdings	37,200	1,624
Seven Bank	10,700	33
SG Holdings	2,100	46
Sharp	3,500	85
Shibuya	800	25
SHIFT*	400	18
Shiga Bank	12,000	61
Shikoku Bank	2,400	30
Shikoku Chemicals	2,000	28
Shikoku Electric Power*	8,600	115
Shima Seiki Manufacturing	1,500	72
Shimachu	2,300	73
Shimadzu	8,800	266
Shimamura	400	35
Shimano	2,300	338
Shimizu	49,000	508
Shindengen Electric Manufacturing	400	19
Shin-Etsu Chemical	38,400	3,423
Shin-Etsu Polymer	1,700	16
Shinko Electric Industries	3,600	32
Shinko Plantech	2,400	24
Shinmaywa Industries	4,900	58
Shinnihon	1,300	15
Shinoken Group	1,400	21
Shinsei Bank*	2,800	43

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Shionogi	5,360	$276
Ship Healthcare Holdings	2,400	91
Shiseido	8,900	707
Shizuoka Bank	8,500	77
Shizuoka Gas	2,800	26
SHO-BOND Holdings	2,900	202
Shochiku	500	72
Shoei	600	21
Shoei Foods	500	18
Showa	2,400	39
Showa Denko	6,900	307
Showa Sangyo	1,200	31
Showa Shell Sekiyu	3,500	52
Siix	1,600	35
Sinanen Holdings	500	13
Sinfonia Technology	4,000	14
Sinko Industries	1,100	20
Sintokogio	1,700	15
SKY Perfect JSAT Holdings	7,800	37
Skylark	10,400	154
SMC	1,100	404
SMK	2,000	7
SMS	3,400	62
Sodick	2,200	20
SoftBank Group	18,300	1,317
Sogo Medical	1,000	21
Sohgo Security Services	5,100	240
Sojitz	66,700	242
Solasto	3,000	34
Sompo Holdings	21,000	850
Sony	28,600	1,462
Sony Financial Holdings	10,800	206
Sosei Group*	4,000	64
Sotetsu Holdings	4,200	129
Sparx Group	5,200	12
Square Enix Holdings	4,700	231
ST	700	21
St. Marc Holdings	1,100	27
Stanley Electric	2,800	96
Star Micronics	1,600	25
Start Today	3,900	142
Starts	1,600	39
Starzen	400	21
Stella Chemifa	400	14
Strike	400	16
Studio Alice	400	9
Sugi Holdings	2,100	122

Description	Shares	Value (000)
SUMCO	3,900	$79
Sumitomo	21,500	353
Sumitomo Bakelite	9,000	87
Sumitomo Chemical	26,200	149
Sumitomo Dainippon Pharma	11,700	248
Sumitomo Densetsu	600	11
Sumitomo Electric Industries	25,000	373
Sumitomo Forestry	6,900	105
Sumitomo Heavy Industries	1,900	64
Sumitomo Metal Mining	4,200	161
Sumitomo Mitsui Construction	8,440	59
Sumitomo Mitsui Financial Group	60,200	2,342
Sumitomo Mitsui Trust Holdings	14,300	567
Sumitomo Osaka Cement	21,000	99
Sumitomo Realty & Development	7,000	259
Sumitomo Riko	2,200	23
Sumitomo Rubber Industries	3,100	49
Sumitomo Seika Chemicals	400	20
Sumitomo Warehouse	7,000	42
Sun Frontier Fudousan	1,900	22
Sundrug	4,000	162
Suntory Beverage & Food	10,100	431
Suruga Bank	3,000	27
Sushiro Global Holdings*	1,000	61
Suzuken	1,300	55
Suzuki Motor	6,500	359
Sysmex	3,120	291
Systena	3,300	34
T Hasegawa	1,400	31
T&D Holdings	17,700	266
Tachi-S, Cl S	1,800	30
Tadano	5,200	64
Taihei Dengyo Kaisha	1,000	25
Taiheiyo Cement	2,200	72
Taiho Kogyo, Cl A*	700	8
Taikisha	1,400	43
Taisei	4,100	226
Taisho Pharmaceutical Holdings	600	70
Taiyo Holdings	900	37
Taiyo Nippon Sanso	2,000	29
Taiyo Yuden	6,000	168
Takamatsu Construction Group	800	24
Takara Bio	2,600	54
Takara Holdings	8,300	110
Takara Leben	3,200	12
Takara Standard	2,100	35
Takasago International	700	22

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Takasago Thermal Engineering	2,700	$50
Takashimaya	5,000	43
Takeda Pharmaceutical	13,200	558
Takeuchi Manufacturing	1,800	38
Takuma	4,100	50
Tamron	600	11
Tamura	3,700	23
Tanaka Chemical*	700	8
Tanseisha	1,400	18
Tateru	1,900	31
Tatsuta Electric Wire and Cable	1,700	9
Tayca	900	18
TDK	4,900	501
TechnoPro Holdings	4,500	277
Teijin	3,300	61
Teikoku Sen-I, Cl I	800	17
Tekken	800	22
Tenma	1,000	18
Terumo	109,900	6,303
T-Gaia	1,100	28
THK	2,000	57
TIS	4,100	189
TKC	800	30
TKP*	300	13
Toa	500	13
Toagosei	5,800	67
Tobu Railway	3,800	116
TOC	3,100	23
Tocalo	3,400	36
Tochigi Bank	5,300	18
Toda	13,000	113
Toei	400	41
Toei Animation	600	21
Toenec	400	12
Toho	5,600	188
Toho Bank	11,700	42
Toho Gas	1,400	48
Toho Holdings	2,900	71
Toho Titanium	1,400	13
Toho Zinc	600	22
Tohoku Electric Power	34,800	426
Tokai	800	17
Tokai Carbon	10,600	191
TOKAI Holdings	4,700	46
Tokai Rika	2,800	53
Tokai Tokyo Financial Holdings	11,400	73
Token	400	35

Description	Shares	Value (000)
Tokio Marine Holdings	26,000	$1,220
Tokushu Tokai Paper	600	24
Tokuyama	3,200	103
Tokyo Base*	800	6
Tokyo Broadcasting System Holdings	2,000	45
Tokyo Century	900	51
Tokyo Dome	4,800	43
Tokyo Electric Power Holdings*	28,400	132
Tokyo Electron	4,300	740
Tokyo Gas	15,600	415
Tokyo Kiraboshi Financial Group	1,400	34
Tokyo Ohka Kogyo	1,900	73
Tokyo Seimitsu	2,000	66
Tokyo Steel Manufacturing	5,900	52
Tokyo Tatemono	3,800	52
Tokyotokeiba	900	39
Tokyu‡	49	66
Tokyu	8,900	153
Tokyu Construction	4,500	44
Tokyu Fudosan Holdings	9,000	64
TOMONY Holdings	7,000	30
Tomy	4,500	37
Tonami Holdings	300	18
Topcon	5,300	91
Toppan Forms	3,100	31
Toppan Printing	9,000	71
Topre	1,800	45
Topy Industries	800	22
Toray Industries	68,300	538
Toridoll Holdings	1,100	26
Torii Pharmaceutical	500	12
Tosei	1,200	13
Toshiba*	119,000	358
Toshiba Machine	7,000	33
Toshiba Plant Systems & Services	2,400	55
Toshiba TEC	7,000	43
Tosho	900	34
Tosho Printing	1,400	13
Tosoh	5,700	88
Totetsu Kogyo	1,400	45
TOTO	2,800	130
Towa Bank	2,000	21
Towa Pharmaceutical	500	27
Toyo Construction	4,300	19
Toyo Engineering*	1,000	7
Toyo Ink SC Holdings	2,200	57
Toyo Kanetsu	300	11

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Toyo Seikan Group Holdings	16,200	$285
Toyo Suisan Kaisha	12,600	448
Toyo Tanso	500	15
Toyo Tire & Rubber	5,400	79
Toyobo	4,500	75
Toyoda Gosei	1,100	28
Toyota Boshoku	3,600	66
Toyota Industries	4,800	269
Toyota Motor	95,000	6,152
Toyota Tsusho	4,100	137
TPR	1,200	28
Trancom	400	27
Transcosmos	1,100	26
Trend Micro	4,300	244
Trusco Nakayama	2,100	52
Trust Tech	500	18
TS Tech	2,100	88
TSI Holdings	4,000	28
Tsubaki Nakashima	2,100	50
Tsubakimoto Chain	7,000	56
Tsugami	3,000	27
Tsukishima Kikai	1,700	24
Tsukui	2,100	19
Tsumura	3,000	97
Tsuruha Holdings	700	88
Tsurumi Manufacturing	600	10
TV Asahi Holdings	1,200	26
UACJ	1,700	37
Ube Industries	5,500	143
UKC Holdings	600	12
Ulvac	2,200	84
Unicharm	7,400	223
Union Tool	300	9
Unipres	2,100	41
UNITED	500	12
United Arrows	1,200	45
United Super Markets Holdings	2,900	38
United Urban Investment‡	60	93
Unitika*	2,500	14
Universal Entertainment*	1,200	54
Unizo Holdings	1,600	30
Ushio	16,400	209
USS	12,000	228
UT Group*	1,300	49
Uzabase*	600	18
V Technology	300	55
Valor Holdings	2,000	46

Description	Shares	Value (000)
Vector	1,600	$33
Vital KSK Holdings	2,200	23
VT Holdings	3,200	17
Wacoal Holdings	2,500	73
Wacom	7,300	42
Wakita	1,600	17
Warabeya Nichiyo Holdings	800	18
WATAMI	800	10
WDB Holdings	500	15
Welcia Holdings	2,500	133
West Japan Railway	17,900	1,321
World Holdings	200	6
Wowow	400	13
W-Scope	1,300	19
Xebio Holdings	1,400	22
Yahagi Construction	1,200	10
Yahoo Japan	27,500	90
Yakult Honsha	2,100	140
Yakuodo	400	14
YAMABIKO	1,600	19
YAMADA Consulting Group	500	14
Yamada Denki	64,100	320
Yamagata Bank	1,600	34
Yamaguchi Financial Group	4,000	45
Yamaha	2,800	146
Yamaha Motor	5,500	138
YA-MAN	1,700	29
Yamanashi Chuo Bank	8,000	30
Yamashin-Filter	1,800	18
Yamato Holdings	19,320	570
Yamato Kogyo	2,300	69
Yamazaki Baking	2,300	60
Yamazen	3,200	31
Yaoko	1,100	61
Yaskawa Electric	4,300	152
Yellow Hat	1,000	30
Yodogawa Steel Works	1,200	31
Yokogawa Bridge Holdings	1,800	43
Yokogawa Electric	3,800	68
Yokohama Reito	2,400	22
Yokohama Rubber*	2,000	42
Yomiuri Land	300	13
Yondoshi Holdings	700	17
Yonex	2,800	17
Yorozu	700	11
Yoshinoya Holdings	3,400	68
Yuasa Trading	1,000	32

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Yume No. Machi Souzou Iinkai	1,300	$27
Yumeshin Holdings	2,600	27
Yurtec	2,100	17
Yushin Precision Equipment	800	9
Zenkoku Hosho	2,700	123
Zenrin	1,950	47
Zensho Holdings	4,900	124
Zeon	7,400	88
ZERIA Pharmaceutical	1,700	37
ZIGExN	2,500	20
Zojirushi	2,400	29

		220,561

Kenya — 0.0%
East African Breweries	76,778	166
Equity Group Holdings	275,700	126

		292

Luxembourg — 0.1%
RTL Group	702	48
Ternium ADR	46,079	1,604

		1,652

Malaysia — 0.3%
AirAsia X*	495,300	42
Allianz Malaysia	6,200	19
Brem Holding	213,616	44
Heineken Malaysia	10,000	54
Hong Leong Bank	61,800	278
Hong Leong Financial Group	18,000	80
Hong Leong Industries	5,500	15
Insas	330,800	72
Kenanga Investment Bank	85,500	14
KSL Holdings*	551,500	115
Lion Industries*	217,100	46
Malayan Banking	193,300	431
Malaysia Airports Holdings	145,600	317
Malaysian Pacific Industries	29,400	75
MISC	92,100	135
Nestle Malaysia	1,600	58
Padini Holdings	389,700	576
Petron Malaysia Refining & Marketing	121,500	219
Petronas Chemicals Group	286,200	596
Public Bank	76,300	442
Shell Refining Federation of Malaya	63,000	97
Supermax	50,200	52
Syarikat Takaful Malaysia	24,000	24
Tenaga Nasional	108,400	393
Tropicana	47	—

Description	Shares	Value (000)
Uchi Technologies	119,200	$81
Unisem	1,138,600	650
ViTrox	67,000	93

		5,018

Mexico — 0.5%
Genomma Lab Internacional, Cl B*	494,253	414
Gentera	1,019,008	898
Grupo Aeroportuario del Pacifico, Cl B	135,949	1,262
Grupo Financiero Banorte, Cl O	412,400	2,424
Grupo Financiero Inbursa, Cl O	280,072	393
Grupo Lala, Cl B	432,936	447
Grupo Televisa ADR	40,490	767
Industrias Bachoco	62,991	302
Nemak	824,267	567
Vitro	18,814	59
Wal-Mart de Mexico	210,670	556

		8,089

Netherlands — 3.2%
Aalberts Industries	5,289	253
ABN AMRO Group	7,955	207
Accell Group	1,222	26
Aegon	34,274	206
AerCap Holdings*	2,602	141
Akzo Nobel	65,937	5,646
AMG Advanced Metallurgical Group	1,611	91
APERAM	2,673	115
Arcadis	3,891	70
ArcelorMittal	32,636	957
ASM International	2,607	144
ASML Holding	9,437	1,871
ASR Nederland	8,090	331
Basic-Fit*	1,573	53
BE Semiconductor Industries	4,114	111
BinckBank	1,954	11
Boskalis Westminster	185,159	5,395
Brunel International	766	13
Coca-Cola European Partners	3,170	129
Corbion	3,345	107
Eurocommercial Properties‡	2,328	99
Euronext	3,105	197
Flow Traders	1,742	68
ForFarmers	1,935	25
Fugro*	98,066	1,424
Galapagos*	2,257	209
Gemalto*	4,012	233

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Heineken	19,540	$1,962
Heineken Holding	2,166	208
IMCD Group	5,619	377
ING Groep	470,395	6,773
Intertrust	3,412	61
Kendrion	593	24
Koninklijke Ahold Delhaize	56,467	1,352
Koninklijke BAM Groep	13,155	55
Koninklijke DSM	3,295	331
Koninklijke KPN	296,393	806
Koninklijke Philips	42,592	1,812
Koninklijke Volkerwessels	1,670	43
Koninklijke Vopak	1,277	59
NN Group	5,761	234
NSI‡	1,187	50
OCI*	4,149	112
Pharming Group*	30,221	49
PostNL	22,115	83
Randstad Holding	69,790	4,109
RELX	173,496	3,700
Royal Dutch Shell, Cl A	22,661	788
SBM Offshore	289,484	4,505
SIF Holding	523	10
Signify	6,241	163
Takeaway.com*	2,204	147
TKH Group	2,154	137
TomTom*	7,436	67
Unibail-Rodamco-Westfield‡	1,757	386
Unilever	29,034	1,620
Vastned Retail‡	696	33
Wereldhave‡	2,081	82
Wessanen	3,888	82
Wolters Kluwer	5,289	298

		48,650

New Zealand — 0.1%
a2 Milk*	13,311	103
Air New Zealand	27,934	60
Argosy Property	42,827	31
Auckland International Airport	16,925	78
Chorus	22,351	63
Contact Energy	39,918	158
Fisher & Paykel Healthcare	11,301	114
Fletcher Building	13,823	65
Freightways	9,444	50
Genesis Energy	26,250	43
Goodman Property Trust‡	49,179	48

Description	Shares	Value (000)
Infratil	32,124	$74
Kiwi Property Group‡	71,972	66
Mercury NZ	35,952	82
Meridian Energy	24,236	51
Metlifecare	9,307	39
New Zealand Refining	7,242	12
Precinct Properties New Zealand‡	53,513	49
Restaurant Brands New Zealand	5,807	31
Ryman Healthcare	7,269	60
SKY Network Television	166,370	293
SKYCITY Entertainment Group	34,982	95
Spark New Zealand	143,758	364
Summerset Group Holdings	10,884	56
Synlait Milk*	4,209	33
Tourism Holdings	5,142	23
Trade Me Group	22,642	71
Z Energy	20,330	104

		2,316

Norway — 0.9%
Akastor*	6,259	14
Aker, Cl A	1,293	99
Aker BP	2,168	80
Aker Solutions*	7,544	53
Atea	4,074	59
Austevoll Seafood	4,906	59
Axactor*	6,202	19
B2Holding	7,247	15
Bakkafrost	23,277	1,292
Borr Drilling*	21,344	102
Borregaard	5,268	57
BW LPG*	3,303	13
BW Offshore*	4,079	21
DNB	39,171	766
DNO*	32,542	60
Entra	6,544	89
Equinor	45,841	1,219
Europris	9,027	27
Evry	8,595	31
FLEX LNG*	6,076	9
Frontline*	3,849	22
Gaming Innovation Group*	15,179	9
Gjensidige Forsikring	3,498	57
Golden Ocean Group	5,070	44
Grieg Seafood	2,312	24
Hoegh LNG Holdings	2,572	14
Kongsberg Automotive*	22,873	26

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Kvaerner*	4,918	$10
Leroy Seafood Group	15,607	105
Marine Harvest	8,094	161
Nordic Nanovector*	1,782	13
Nordic Semiconductor*	6,624	43
Norsk Hydro	26,119	156
Northern Drilling*	2,435	23
Norway Royal Salmon	576	13
Norwegian Air Shuttle*	1,343	41
Norwegian Finans Holding*	5,293	59
Norwegian Property	7,924	11
Ocean Yield	3,270	29
Odfjell Drilling*	4,154	17
Orkla	15,931	140
Otello*	5,434	14
Petroleum Geo-Services*	17,467	82
Protector Forsikring*	3,416	28
REC Silicon*	90,910	10
Salmar	2,642	111
Sbanken	3,864	41
Scatec Solar	4,461	30
Schibsted, Cl A	8,623	262
Schibsted, Cl B	8,850	250
Selvaag Bolig	2,183	11
SpareBank 1 Nord Norge	5,094	38
Sparebank 1 Oestlandet	1,584	17
SpareBank 1 SMN	6,403	66
Stolt-Nielsen	1,401	22
Storebrand	25,906	209
Subsea 7*	14,504	231
Telenor	14,023	288
TGS NOPEC Geophysical	5,471	202
Wallenius Wilhelmsen Logistics, Cl B*	5,325	25
XXL	5,035	41
Yara International	152,137	6,315

		13,394

Panama — 0.0%
Avianca Holdings ADR	5,261	34

Peru — 0.2%
Cia de Minas Buenaventura ADR	26,516	361
Credicorp	9,996	2,251

		2,612

Philippines — 0.1%
Bloomberry Resorts*	1,080,300	197
Cebu Air	163,139	212

Description	Shares	Value (000)
Lopez Holdings	944,100	$63
Metro Retail Stores Group	612,000	30
Pepsi-Cola Products Philippines	214,000	9
PLDT	11,270	272
San Miguel	144,580	375
San Miguel Food and Beverage	33,900	38

		1,196

Poland — 0.4%
CD Projekt*	43,754	1,890
Eurocash	60,983	353
Grupa Lotos	60,862	925
Jastrzebska Spolka Weglowa*	6,115	125
LPP	209	473
Polski Koncern Naftowy Orlen	64,848	1,456
Polskie Gornictwo Naftowe i Gazownictwo	207,680	317

		5,539

Portugal — 0.1%
Altri SGPS	3,105	31
Banco Comercial Portugues, Cl R*	501,953	151
Banco Espirito Santo* (A)	46,916	—
Corticeira Amorim SGPS	2,458	32
CTT-Correios de Portugal	7,572	27
EDP-Energias de Portugal	48,431	191
Galp Energia	9,466	181
Jeronimo Martins	4,973	72
Mota-Engil SGPS*	3,895	13
Navigator	11,556	69
NOS SGPS	13,416	74
REN - Redes Energeticas Nacionais SGPS	23,160	65
Semapa-Sociedade de Investimento e Gestao	1,415	38
Sonae SGPS	43,050	52

		996

Qatar — 0.2%
Barwa Real Estate	142,526	1,339
Mannai	745	10
Ooredoo QPSC	63,688	1,273
Qatar Islamic Bank SAQ	11,934	381
Qatar National Bank SAQ	10,797	451
United Development QSC	36,420	140

		3,594

Russia — 0.2%
Lukoil PJSC ADR	1,855	128
Magnit PJSC	5,579	409

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Magnitogorsk Iron & Steel Works PJSC GDR	12,373	$109
PhosAgro PJSC GDR	46,015	555
Sberbank of Russia PJSC ADR	1,691	24
Sberbank of Russia PJSC ADR	136,589	1,973
Tatneft PJSC ADR	4,246	268

		3,466

Singapore — 2.2%
Accordia Golf Trust	27,900	13
Ascendas‡	48,800	95
Ascendas Hospitality Trust‡	43,600	25
Ascott Residence Trust‡	81,000	64
Asian Pay Television Trust	72,100	21
Best World International	10,900	10
Bumitama Agri	19,400	9
Cache Logistics Trust‡	55,106	31
CapitaLand	47,700	111
CapitaLand Commercial Trust‡	44,774	55
CapitaLand Mall Trust‡	43,300	66
CapitaLand Retail China Trust‡	32,600	36
CDL Hospitality Trusts‡	42,400	49
China Aviation Oil Singapore	8,600	9
Chip Eng Seng	18,600	11
City Developments	8,400	67
ComfortDelGro	38,000	66
COSCO Shipping International Singapore*	45,000	12
Cromwell European Real Estate Investment Trust‡ *	24,600	17
Dairy Farm International Holdings	25,300	223
DBS Group Holdings	271,334	5,299
Delfi	649,500	596
ESR‡	43,009	16
Far East Hospitality Trust‡	30,900	14
First Real Estate Investment Trust‡	28,800	28
First Resources	29,700	34
Frasers Centrepoint Trust‡	30,000	49
Frasers Commercial Trust‡	35,994	36
Frasers Logistics & Industrial Trust‡	81,030	62
Genting Singapore	118,600	106
GL	211,300	122
Golden Agri-Resources	140,800	32
Great Eastern Holdings	41,400	884
GuocoLand	12,400	18
Haw Par	29,712	293
Hongkong Land Holdings	632,900	4,526
Hutchison Port Holdings Trust, Cl U	272,800	77

Description	Shares	Value (000)
Japfa	23,900	$11
Jardine Cycle & Carriage	1,733	40
Jardine Matheson Holdings	104,700	6,607
Jardine Strategic Holdings	4,200	153
Keppel	28,300	149
Keppel‡	94,700	76
Keppel DC‡	52,500	52
Keppel Infrastructure Trust	140,900	54
Keppel-KBS US ‡ *	26,200	23
Lippo Malls Indonesia Retail Trust‡	97,300	22
M1	19,900	23
Mandarin Oriental International	16,400	38
Manulife US‡	66,734	57
Mapletree Commercial Trust‡	105,200	122
Mapletree Industrial Trust‡	69,400	98
Mapletree Logistics Trust‡	107,360	97
Mapletree North Asia Commercial Trust‡	123,800	104
NetLink NBN Trust	162,700	88
OUE	18,200	21
OUE Hospitality Trust‡	55,400	32
Oversea-Chinese Banking	57,972	495
Parkway Life‡	20,000	40
QAF	5,100	3
Raffles Medical Group	43,200	32
RHT Health Trust	21,500	12
Riverstone Holdings	12,500	9
Sabana Shari’ah Compliant Industrial‡	34,300	11
SATS	12,900	47
Sembcorp Industries	18,500	37
Sembcorp Marine	44,500	67
Sheng Siong Group	33,700	26
SIA Engineering	14,700	34
SIIC Environment Holdings*	29,800	9
Silverlake Axis	31,400	12
Singapore Airlines	8,800	69
Singapore Exchange	13,200	69
Singapore Post	74,200	69
Singapore Press Holdings	25,700	49
Singapore Technologies Engineering	31,100	75
Singapore Telecommunications	1,462,000	3,305
Soilbuild Business Space‡	28,000	13
SPH‡	38,400	28
Starhill Global‡	81,100	38
StarHub	31,600	39

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Suntec‡	43,900	$56
United Engineers	15,000	31
United Industrial	16,648	40
United Overseas Bank	418,571	8,221
UOL Group	8,985	50
Venture	5,400	71
Viva Industrial Trust‡	14,100	9
Wheelock Properties Singapore	15,600	19
Wilmar International	33,000	74
Wing Tai Holdings	24,600	36
Yangzijiang Shipbuilding Holdings	41,800	28
Yanlord Land Group	37,300	44
Yoma Strategic Holdings	59,500	16

		34,332

South Africa — 1.7%
Alviva Holdings	10,469	14
Anglo American	23,238	521
Anglo American Platinum	26,105	683
Astral Foods	3,160	66
Bid	50,167	1,007
Bidvest Group	76,068	1,092
Capitec Bank Holdings	25,765	1,630
Cie Financiere Richemont	45,192	383
Exxaro Resources	2,619	24
FirstRand	391,419	1,823
Grindrod*	256,383	176
Grindrod Shipping Holdings*	6,409	67
Massmart Holdings	25,211	205
MMI Holdings	135,434	174
Mondi	67,496	1,828
MTN Group	13,680	108
Naspers, Cl N	15,170	3,854
Old Mutual*	121,063	246
Peregrine Holdings	189,232	297
Raubex Group	139,245	196
Sasol	126,350	4,632
Standard Bank Group	139,781	1,955
Telkom	232,047	830
Tiger Brands	160,778	3,884
Tsogo Sun Holdings	126,921	190
Wilson Bayly Holmes-Ovcon	9,970	109

		25,994

South Korea — 2.8%
Asiana Airlines*	45,058	168
Cafe24*	869	140

Description	Shares	Value (000)
CJ O Shopping	1,442	$362
Dae Han Flour Mills	86	14
Daeyang Electric*	3,787	41
Dongyang E&P	10,103	93
Fila Korea	5,103	154
Global Standard Technology	6,254	44
GS Engineering & Construction	5,051	208
GS Home Shopping	1,585	256
Hana Financial Group	21,041	809
Hyundai Elevator	6,273	504
Hyundai Greenfood	17,898	229
Hyundai Motor	5,565	627
Jin Air	4,911	111
KCC Engineering & Construction	4,249	35
Kia Motors	21,527	596
Koh Young Technology	1,161	106
Korea Gas*	3,649	210
KT	17,542	431
KT ADR	29,696	394
Kwangju Bank	5,257	50
LG	13,354	864
LG Chemical	5,047	1,510
LG Display	945	16
LG Electronics	21,753	1,620
LG Household & Health Care	691	866
LG Uplus	46,249	582
Lotte Food	105	81
LOTTE Himart	3,321	235
Lotte Shopping	2,230	420
LS Industrial Systems	3,055	193
MegaStudyEdu	267	42
Moorim Paper	35,210	107
Neowiz*	10,299	166
POSCO	5,514	1,628
POSCO ADR*	76,100	5,640
S-1	4,897	425
Samsung Electronics	328,350	13,743
Samsung Fire & Marine Insurance	5,142	1,218
SeAH Holdings	225	28
Shinhan Financial Group	43,927	1,707
SK Hynix	46,872	3,605
SK Telecom	9,902	2,070
UIL	6,402	32
Zeus	2,028	32

		42,412

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Spain — 1.7%
Acciona	1,195	$99
Acerinox	38,786	513
ACS Actividades de Construccion y Servicios	4,756	193
Aedas Homes SAU*	1,252	44
Aena SME	1,233	224
Almirall	3,253	44
Amadeus IT Group, Cl A	80,464	6,352
Applus Services	7,178	96
Atresmedia de Medios de Comunicacion	4,549	38
Banco Bilbao Vizcaya Argentaria	123,391	875
Banco de Sabadell	106,569	179
Banco Santander	1,387,762	7,442
Bankia	181,305	679
Bankinter	12,548	122
Bolsas y Mercados Espanoles SHMSF	4,006	132
CaixaBank	65,217	282
Cellnex Telecom	8,347	211
Cia de Distribucion Integral Logista Holdings	2,772	72
CIE Automotive	6,533	193
Codere*	2,424	23
Construcciones y Auxiliar de Ferrocarriles	1,029	49
Distribuidora Internacional de Alimentacion	32,016	93
Ebro Foods	4,054	95
eDreams ODIGEO*	3,119	13
Enagas	4,413	129
Ence Energia y Celulosa	7,406	65
Endesa	5,925	131
Ercros	5,213	27
Euskaltel	4,421	40
Faes Farma	14,866	63
Ferrovial	13,677	281
Financiera Alba	702	41
Fluidra	2,645	42
Fomento de Construcciones y Contratas*	3,976	50
Gas Natural SDG	6,626	175
Gestamp Automocion	26,307	197
Global Dominion Access*	10,095	55
Grifols	12,757	384
Grupo Catalana Occidente	2,274	101
Hispania Activos Inmobiliarios SOCIMI‡	4,558	97

Description	Shares	Value (000)
Iberdrola	109,396	$846
Indra Sistemas*	6,263	75
Industria de Diseno Textil	20,623	705
Inmobiliaria Colonial Socimi‡	14,355	159
International Consolidated Airlines Group	12,165	107
Lar Espana Real Estate Socimi‡	4,951	55
Liberbank*	114,772	59
Mapfre	18,908	57
Masmovil Ibercom*	625	73
Mediaset Espana Comunicacion	29,757	251
Melia Hotels International	6,522	90
Merlin Properties Socimi‡	19,440	284
Metrovacesa*	2,375	42
Miquel y Costas & Miquel	572	22
Neinor Homes*	4,233	79
NH Hotel Group	10,986	81
Obrascon Huarte Lain	9,520	30
Papeles y Cartones de Europa	2,544	50
Pharma Mar*	9,923	18
Promotora de Informaciones, Cl A*	7,283	14
Prosegur Cia de Seguridad	26,400	172
Realia Business*	8,256	10
Red Electrica	8,189	167
Repsol	24,470	479
Sacyr	19,582	54
Saeta Yield	2,503	36
Siemens Gamesa Renewable Energy*	4,308	58
Talgo*	5,020	30
Tecnicas Reunidas	1,714	55
Telefonica	88,255	750
Telepizza Group	4,776	32
Tubacex*	4,499	15
Unicaja Banco	50,356	86
Viscofan	11,746	800
Zardoya Otis	9,926	96

		25,878

Sweden — 1.4%
AAK	9,912	158
AcadeMedia*	4,134	22
AF, Cl B	3,778	86
Ahlsell	18,448	109
Alfa Laval	5,469	130
Alimak Group	2,735	42
Arjo	11,651	42
Assa Abloy, Cl B	110,273	2,351

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Atlas Copco, Cl A	12,131	$353
Atlas Copco, Cl B	7,123	187
Attendo	5,472	48
Avanza Bank Holding	1,231	62
Axfood	5,606	108
Betsson	6,109	37
Bilia, Cl A	4,427	35
BillerudKorsnas	9,501	134
BioGaia, Cl B	824	37
Biotage	2,802	36
Boliden	5,297	172
Bonava, Cl B	4,433	52
Bravida Holding	11,007	87
Bufab	1,307	17
Bure Equity	2,535	29
Byggmax Group	3,223	14
Camurus*	670	7
Capio	7,251	35
Castellum	15,100	244
Catena Media*	1,581	22
Cherry*	2,522	17
Clas Ohlson, Cl B	1,973	16
Cloetta, Cl B	11,083	34
Collector*	901	6
Com Hem Holding	8,133	132
D Carnegie, Cl B*	1,836	30
Dios Fastigheter	5,544	33
Dometic Group	15,853	156
Dustin Group	2,977	27
Elanders, Cl B	808	6
Electrolux	4,459	101
Elekta, Cl B	19,627	258
Eltel*	6,171	16
Epiroc, Cl A*	12,131	127
Epiroc, Cl B*	7,123	65
Essity, Cl B	93,584	2,311
Evolution Gaming Group	1,237	77
Fabege	14,720	176
Fastighets Balder, Cl B*	5,436	142
Getinge, Cl B	11,939	109
Granges	3,918	51
Haldex	2,147	21
Hansa Medical*	1,513	34
Hemfosa Fastigheter	8,219	96
Hennes & Mauritz, Cl B	17,319	258
Hexagon, Cl B	4,721	263
Hexpol	14,203	148

Description	Shares	Value (000)
Hoist Finance	3,722	$27
Holmen, Cl B	5,709	130
Hufvudstaden, Cl A	5,701	82
Humana	1,453	10
Husqvarna, Cl B	7,257	69
ICA Gruppen	1,493	46
Industrivarden, Cl C	2,909	56
Indutrade	4,829	115
Intrum	4,114	95
Investment Oresund*	1,426	20
Investor, Cl B	8,266	338
Inwido	2,957	21
ITAB Shop Concept	1,376	5
JM	3,694	66
Kindred Group	12,154	153
Kinnevik	4,562	156
Klovern, Cl B	31,775	35
Kungsleden	10,543	73
L E Lundbergforetagen, Cl B	1,444	44
LeoVegas	3,366	27
Lindab International	3,608	26
Loomis, Cl B	4,010	140
Lundin Petroleum	3,696	118
Mekonomen	1,374	19
Millicom International Cellular	6,823	403
Modern Times Group, Cl B	13,292	557
MQ Holding	142	—
Munters Group	3,292	17
Mycronic	3,321	37
NCC, Cl B	4,647	77
NetEnt*	9,260	49
New Wave Group, Cl B	1,968	12
Nibe Industrier, Cl B	17,335	186
Nobia	6,234	48
Nobina	5,789	44
Nolato, Cl B	1,047	85
Nordea Bank	103,548	997
Oncopeptides*	1,143	20
Oriflame Holding	2,260	73
Pandox, Cl B	4,494	76
Paradox Interactive	1,136	23
Peab	10,456	79
Probi*	325	13
Radisson Hospitality*	2,640	8
Ratos, Cl B	11,922	40
RaySearch Laboratories*	1,189	14
Recipharm, Cl B*	2,366	36

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Resurs Holding	5,447	$35
Saab, Cl B	6,064	252
Sandvik	71,380	1,268
SAS*	9,953	19
Scandi Standard	3,469	22
Scandic Hotels Group	4,385	38
Securitas, Cl B	12,862	213
Skandinaviska Enskilda Banken, Cl A	30,409	289
Skanska, Cl B	6,335	115
SKF, Cl B	7,394	138
SkiStar	1,147	24
SSAB, Cl A	10,992	52
SSAB, Cl B	30,300	114
Starbreeze, Cl B*	11,817	14
Stillfront Group*	729	18
Storytel*	1,344	19
Svenska Cellulosa, Cl B	33,313	362
Svenska Handelsbanken, Cl A	112,355	1,248
Sweco, Cl B	3,847	91
Swedbank, Cl A	16,431	352
Swedish Match	13,794	683
Swedish Orphan Biovitrum*	9,078	199
Tele2, Cl B	5,938	70
Telefonaktiebolaget LM Ericsson, Cl B	58,407	452
Telia	51,430	235
Thule Group	5,327	133
Tobii*	4,961	22
Trelleborg, Cl B	13,373	286
Troax Group	679	22
Victoria Park, Cl B	3,607	15
Vitrolife	3,370	49
Volati	1,272	6
Volvo, Cl B	29,702	474
Wallenstam, Cl B	9,515	86
Wihlborgs Fastigheter	7,526	87

		21,633

Switzerland — 6.4%
ABB	34,119	748
Adecco Group	19,974	1,184
Allreal Holding	730	119
ALSO Holding	315	38
ams	4,261	317
APG SGA	77	29
Arbonia*	2,540	42
Aryzta*	4,712	71
Ascom Holding	1,936	35

Description	Shares	Value (000)
Autoneum Holding	161	$38
Bachem Holding, Cl B	214	28
Baloise Holding	906	132
Banque Cantonale Vaudoise	169	130
Barry Callebaut	112	201
Basilea Pharmaceutica*	649	43
Belimo Holding	9	39
Bell Food Group	127	41
BKW	1,002	65
Bobst Group	447	46
Bossard Holding	308	57
Bucher Industries	545	183
Burckhardt Compression Holding	155	55
Burkhalter Holding	263	22
Cembra Money Bank	1,516	119
Chocoladefabriken Lindt & Sprungli	2	152
Chocoladefabriken Lindt & Sprungli PC	20	130
Cie Financiere Richemont	100,257	8,516
Clariant	3,841	92
Coca-Cola	3,545	118
Comet Holding	363	39
Conzzeta	73	84
COSMO Pharmaceuticals*	455	51
Credit Suisse Group	48,289	729
Daetwyler Holding	425	82
DKSH Holding	4,062	287
dormakaba Holding	171	120
Dufry*	690	88
EFG International	4,680	35
Emmi	110	94
EMS-Chemie Holding	160	103
Feintool International Holding	78	8
Flughafen Zurich	1,063	217
Forbo Holding	63	94
Galenica	2,479	132
GAM Holding	8,575	119
Geberit	4,582	1,971
Georg Fischer	226	290
Givaudan	176	400
Gurit Holding	15	12
Helvetia Holding	622	356
Huber + Suhner	637	39
Idorsia*	3,731	100
Implenia	815	62
Inficon Holding	106	54
Interroll Holding	33	58

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Intershop Holding	66	$34
Investis Holding	165	10
Julius Baer Group	4,089	241
Kardex	337	47
Komax Holding	201	53
Kudelski	1,932	18
Kuehne + Nagel International	9,043	1,362
LafargeHolcim	119,522	5,839
Landis+Gyr Group*	1,386	97
LEM Holding	24	36
Leonteq*	489	28
Logitech International	29,278	1,291
Lonza Group	1,352	360
Meyer Burger Technology*	26,356	25
Mobilezone Holding	2,142	22
Mobimo Holding	381	94
Molecular Partners*	442	10
Nestle	229,444	17,818
Novartis	212,260	16,136
OC Oerlikon	10,756	165
Orascom Development Holding	330	5
Orior	188	16
Panalpina Welttransport Holding	541	74
Pargesa Holding	805	68
Partners Group Holding	326	239
PSP Swiss Property	2,201	205
Rieter Holding	183	32
Roche Holding	51,765	11,530
Schindler Holding	770	166
Schindler Holding	729	154
Schmolz + Bickenbach*	18,207	14
Schweiter Technologies	53	55
SFS Group	880	93
SGS	100	267
Siegfried Holding	192	77
Sika	2,340	325
Sonova Holding	4,103	736
St. Galler Kantonalbank	142	74
Straumann Holding	202	154
Sulzer	700	85
Sunrise Communications Group	1,887	154
Swatch Group	1,102	96
Swatch Group BR	16,553	7,875
Swiss Life Holding	644	224
Swiss Prime Site	1,405	129
Swiss Re	5,962	516
Swisscom	487	218

Description	Shares	Value (000)
Swissquote Group Holding	355	$20
Tecan Group	934	227
Temenos Group	1,096	166
u-blox Holding	397	79
UBS Group	501,057	7,754
Valiant Holding	841	95
Valora Holding*	186	61
VAT Group	1,496	200
Vifor Pharma	908	145
Vontobel Holding	1,390	101
VZ Holding	148	47
Ypsomed Holding	182	27
Zehnder Group	584	24
Zur Rose Group*	317	42
Zurich Insurance Group	10,858	3,225

		97,894

Taiwan — 1.7%
AU Optronics ADR	528,163	2,234
Chroma ATE	95,000	511
Delta Electronics	223,516	803
Giant Manufacturing	101,414	429
PChome Online*	128,587	542
Taiwan Semiconductor Manufacturing	380,000	2,698
Taiwan Semiconductor Manufacturing ADR	366,628	13,405
Teco Electric and Machinery	949,387	713
Uni-President Enterprises	743,000	1,886
United Microelectronics ADR	498,001	1,404
Yungtay Engineering	533,000	846

		25,471

Thailand — 0.7%
Advanced Information Technology	26,800	19
Airports of Thailand	1,041,700	1,981
Bangchak NVDR	160,900	155
Bangkok Bank	159,700	943
Bangkok Bank NVDR	21,200	125
Banpu NVDR	496,500	292
BEC World	512,600	121
CP ALL	913,800	2,027
Kasikornbank	63,900	374
KGI Securities Thailand NVDR	747,900	86
Mega Lifesciences NVDR	45,800	55
PTT NVDR	1,459,600	2,116
PTT Exploration & Production NVDR	6,800	29

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
PTT Global Chemical	103,200	$227
PTT Global Chemical NVDR	395,300	871
Sansiri	1,538,500	72
Star Petroleum Refining NVDR	1,491,400	585
Syntec Construction NVDR	2,826,500	331
Thai Oil NVDR	340,100	798
Total Access Communication NVDR	112,400	125

		11,332

Turkey — 0.5%
Akbank Turk	877,894	1,437
Albaraka Turk Katilim Bankasi	44,267	13
Anadolu Cam Sanayii	44,656	28
Coca-Cola Icecek	7,587	56
Dogan Sirketler Grubu Holding*	1,223,968	258
Eregli Demir ve Celik Fabrikalari	712,468	1,582
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret	20,606	38
KOC Holding	376,523	1,166
Torunlar Gayrimenkul Yatirim Ortakligi‡	358,439	213
Turk Hava Yollari*	368,130	1,085
Turkiye Garanti Bankasi	895,708	1,634
Turkiye Sise ve Cam Fabrikalari	421,191	388
Ulker Biskuvi Sanayi	83,428	327
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri	104,692	70
Vestel Elektronik Sanayi ve Ticaret*	49,464	96

		8,391

United Arab Emirates — 0.0%
Aldar Properties PJSC	979,657	538

United Kingdom — 15.6%
3i Group	112,959	1,343
888 Holdings	18,773	67
AA	30,247	50
Abcam	25,648	452
Acacia Mining*	9,546	16
accesso Technology Group*	1,326	44
Admiral Group	33,667	848
Advanced Medical Solutions Group	10,453	45
Aggreko	321,133	2,864
Alfa Financial Software Holdings*	4,455	10
Alliance Pharma	18,598	24
Allied Minds*	13,370	19
Anglo American	297,476	6,655
Antofagasta	52,580	687

Description	Shares	Value (000)
AO World*	14,060	$28
Arrow Global Group	8,590	27
Ascential	20,930	125
Ashmore Group	20,781	102
Ashtead Group	9,105	273
ASOS*	3,002	242
Associated British Foods	6,684	242
Assura‡	134,729	102
AstraZeneca	23,821	1,651
Auto Trader Group	91,411	514
AVEVA Group	3,460	123
Aviva	74,528	496
B&M European Value Retail	48,033	256
Babcock International Group	4,743	51
BAE Systems	184,085	1,571
Bakkavor Group*	7,561	19
Balfour Beatty	38,524	143
Bank of Georgia Group*	9,231	230
Bank of Ireland Group	11,295	88
Barclays	1,642,142	4,096
Barratt Developments	40,048	273
BBA Aviation	54,886	247
Beazley	27,852	215
Bellway	6,771	268
Berkeley Group Holdings	2,472	123
BHP Billiton	334,616	7,535
Biffa	14,037	46
Big Yellow Group‡	8,500	107
Blue Prism Group*	2,533	61
Bodycote	10,261	133
boohoo.com*	42,036	108
Bovis Homes Group	7,166	108
BP	626,078	4,778
Brewin Dolphin Holdings	15,759	74
British American Tobacco ADR	3,308	167
British American Tobacco	44,594	2,254
British Land‡	18,159	161
Britvic	24,062	247
BT Group, Cl A	160,252	461
BTG*	16,137	110
Bunzl	58,460	1,771
Burberry Group	7,855	224
Burford Capital	10,486	207
Cairn Energy*	30,803	102
Cairn Homes*	45,134	94
Capita	312,835	660
Capital & Counties Properties	40,900	155

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Capital & Regional‡	22,494	$15
Card Factory	16,784	44
Carnival	66,184	3,797
Centamin	61,597	97
Central Asia Metals	10,220	34
Centrica	105,417	219
Charter Court Financial Services Group*	6,241	27
Chemring Group	18,662	55
Cineworld Group	52,385	184
Civitas Social Housing‡	19,587	28
Clinigen Group	5,927	72
Close Brothers Group	20,551	402
CMC Markets	5,271	14
Coats Group	73,964	76
Cobham*	1,726,675	2,932
Compass Group	406,918	8,691
Computacenter	3,872	73
ConvaTec Group	296,086	830
Conviviality	8,687	—
Costain Group	5,960	35
Countryside Properties	21,507	98
Countrywide*	7,213	4
Crest Nicholson Holdings	13,231	68
CRH	3,598	127
Croda International	3,237	204
CVS Group	3,902	59
CYBG	47,140	198
Daily Mail & General Trust, Cl A	72,326	707
Dairy Crest Group	7,519	49
Dart Group	5,607	58
DCC	12,685	1,154
De La Rue	5,418	40
Debenhams	62,228	12
Dechra Pharmaceuticals	11,627	427
Derwent London‡	5,631	230
Devro	65,431	172
DFS Furniture	9,602	26
Diageo	390,572	14,030
Dialog Semiconductor*	3,938	60
Dignity	2,731	36
Diploma	6,481	112
Direct Line Insurance Group	27,051	122
Dixons Carphone	52,784	130
Domino’s Pizza Group	24,888	114
Drax Group	23,038	100
DS Smith	58,650	403

Description	Shares	Value (000)
Dunelm Group	5,192	$35
easyJet	25,870	571
EI Group*	25,883	50
Electrocomponents	24,458	245
Elementis	26,282	88
Elis	4,062	93
EMIS Group	3,112	37
Empiric Student Property‡	36,114	42
EnQuest*	64,935	30
Equiniti Group	18,712	61
Essentra	13,483	85
esure Group	16,869	48
Evraz	20,040	134
Experian	249,396	6,170
Faroe Petroleum*	19,023	37
Ferguson	4,302	349
Ferrexpo	15,336	37
Fevertree Drinks	5,422	243
Firstgroup*	64,607	71
Forterra	11,846	48
Fresnillo	3,858	58
Frontier Developments*	1,005	18
G4S	286,080	1,011
Galliford Try	7,041	81
Games Workshop Group	1,604	64
GB Group	7,985	63
GCP Student Living‡	20,098	39
Genus	3,467	121
Georgia Capital*	9,231	125
GlaxoSmithKline	93,226	1,882
Glencore	415,036	1,983
Global Ports Investments GDR*	177,548	469
Globaltrans Investment GDR	31,092	318
Go-Ahead Group	2,167	45
Gocompare.Com Group	19,186	33
Grafton Group	12,841	135
Grainger	21,591	88
Great Portland Estates‡	14,501	137
Greencore Group	35,982	88
Greene King	16,492	125
Greggs	5,053	66
Gulf Keystone Petroleum*	11,975	40
GVC Holdings	51,455	714
Halfords Group	10,640	49
Halma	20,859	377
Hammerson‡	15,380	106
Hansteen Holdings‡	25,166	35

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Hargreaves Lansdown	5,058	$132
Hastings Group Holdings	16,327	55
Hays	378,605	932
Helical	4,205	19
Hikma Pharmaceuticals	8,066	160
Hill & Smith Holdings	4,298	84
Hiscox	15,804	318
Hochschild Mining	11,971	30
HomeServe	132,043	1,566
Hon Hai Precision Industry GDR	143,541	779
Hostelworld Group	4,521	19
Hotel Chocolat Group	2,456	13
Howden Joinery Group	34,328	243
HSBC Holdings	375,688	3,524
Hunting*	7,968	82
Hurricane Energy*	77,676	49
Ibstock	22,083	87
IG Group Holdings	77,366	879
IMI	117,777	1,759
Imperial Brands	21,791	811
Inchcape	75,634	779
Indivior*	38,382	194
Informa	85,040	937
Inmarsat	25,435	185
IntegraFin Holdings*	10,376	49
InterContinental Hotels Group	3,391	211
Intermediate Capital Group	15,445	225
International Personal Finance	107,192	289
Intertek Group	40,077	3,023
Intu Properties‡	49,434	118
Investec	12,086	86
iomart Group	5,151	25
IQE*	40,510	55
ITE Group	13,661	14
ITV	423,344	972
IWG	35,953	152
J D Wetherspoon	4,480	74
J Sainsbury	33,605	142
JD Sports Fashion	23,200	135
John Laing Group	25,538	93
John Menzies	4,386	36
John Wood Group	45,710	378
Johnson Matthey	3,652	174
JPJ Group*	2,897	37
Jupiter Fund Management	73,284	431
Just Eat*	122,449	1,259
Just Group	50,073	89

Description	Shares	Value (000)
Kainos Group	2,707	$14
KAZ Minerals*	13,045	145
KCOM Group	25,392	32
Keller Group	3,711	50
Kerry Group, Cl A	2,886	301
Keywords Studios	2,790	66
Kier Group	5,030	64
Kingfisher	41,952	164
Kingspan Group	8,379	420
Laird	24,385	64
Lancashire Holdings	10,620	79
Land Securities Group‡	14,004	177
Learning Technologies Group	16,480	24
Legal & General Group	113,334	398
Lloyds Banking Group	9,388,030	7,811
London Stock Exchange Group	5,668	334
LondonMetric Property‡	37,721	92
Lookers	16,438	24
Lukoil PJSC ADR	5,391	369
Majestic Wine	2,479	16
Man Group	87,687	204
Marks & Spencer Group	31,551	123
Marshalls	10,387	56
Marston’s	34,963	46
McCarthy & Stone	64,846	84
Mediclinic International	6,673	46
Meggitt	15,281	99
Melrose Industries	88,336	248
Merlin Entertainments	280,936	1,434
Metro Bank*	4,180	179
Micro Focus International	3,053	53
Micro Focus International ADR	5,456	94
Mitchells & Butlers	10,986	38
Mitie Group	18,791	39
Mondi	6,919	187
Moneysupermarket.com Group	94,144	391
Morgan Advanced Materials	14,553	63
Morgan Sindall Group	1,984	38
N Brown Group	8,686	19
National Express Group	48,422	257
National Grid	85,878	951
NCC Group	16,440	44
NewRiver‡	17,530	62
NEX Group	98,472	1,336
Next	2,763	221
NMC Health	1,892	89
Non-Standard Finance	109,565	88

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Northgate	8,027	$43
Nostrum Oil & Gas*	3,702	9
Novolipetsk Steel PJSC GDR	16,483	402
Numis	3,642	20
Ocado Group*	28,583	388
Old Mutual*	13,893	28
On the Beach Group	6,398	42
OneSavings Bank	12,646	69
Ophir Energy*	35,297	24
Oxford Biomedica*	2,563	33
Oxford Instruments	2,830	37
Paddy Power Betfair	6,775	742
Pagegroup	41,126	306
Pan African Resources	86,747	8
Paragon Banking Group	14,346	91
Patisserie Holdings	2,616	16
Pearson	13,607	159
Pendragon	64,794	21
Pennon Group	23,205	243
Persimmon	5,804	194
Petra Diamonds*	41,273	31
Petrofac	29,950	231
Pets at Home Group	103,631	176
Phoenix Group Holdings	19,902	178
PhosAgro PJSC GDR	3,930	51
Photo-Me International	15,143	20
Playtech	37,532	373
Plus500	4,138	88
Polypipe Group	9,679	49
Premier Foods*	25,884	13
Premier Oil*	40,905	69
Primary Health Properties‡	42,294	65
Provident Financial*	60,990	483
Prudential	125,190	2,865
Purplebricks Group*	10,473	45
PZ Cussons	16,517	49
QinetiQ Group	31,938	114
Quilter*	103,346	198
Randgold Resources	1,746	134
Rathbone Brothers	5,432	186
RDI‡	74,092	34
Reckitt Benckiser Group	96,785	7,969
Redde	16,074	37
Redrow	12,446	88
Regional‡	16,540	21
RELX	113,862	2,438
Renewi	39,435	41

Description	Shares	Value (000)
Renishaw	1,926	$135
Rentokil Initial	100,790	467
Restaurant Group	9,592	36
Restore	6,121	42
Rhi Magnesita	224	14
Rightmove	36,717	2,573
Rio Tinto	95,649	5,303
Rolls-Royce Holdings	319,410	4,166
Rotork	75,926	335
Royal Bank of Scotland Group*	89,360	302
Royal Dutch Shell, Cl A	83,109	2,884
Royal Dutch Shell, Cl B	324,974	11,638
Royal Mail	15,056	100
RPC Group	21,973	217
RPS Group	11,843	40
RSA Insurance Group	19,343	173
Sabre Insurance Group*	11,975	43
SafeCharge International Group	2,887	14
Safestore Holdings‡	10,995	80
Saga	59,448	99
Sage Group	20,441	170
Samsung Electronics GDR	4,860	5,079
Sanne Group	7,105	63
Savills	7,536	87
Scapa Group	7,435	43
Schroder‡	30,812	25
Schroders	2,419	101
Segro‡	18,828	166
Senior	22,243	89
Serco Group*	390,683	510
Severn Trent	4,605	120
Shaftesbury‡	8,810	109
Shire	17,171	966
SIG	30,237	56
Sirius Minerals*	229,775	100
Sirius Real Estate	46,595	38
Sky	36,611	706
Smart Metering Systems	5,144	53
Smith & Nephew	25,211	465
Smiths Group	118,788	2,662
Soco International	7,102	9
Softcat	6,095	62
SolGold*	30,651	9
Sophos Group	17,117	144
Sound Energy, Cl A*	34,244	18
South32	5,924	16
Spectris	81,375	2,804
Spirax-Sarco Engineering	4,047	348

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Spire Healthcare Group	15,002	$50
Sports Direct International*	11,796	62
SSE	18,453	330
SSP Group	149,391	1,251
St. James’s Place	39,558	599
St. Modwen Properties	10,025	56
Staffline Group	768	9
Stagecoach Group	124,277	232
Standard Chartered	156,624	1,432
Standard Life Aberdeen	49,017	211
Standard Life Investment Property Income Trust‡	21,212	26
State Bank of India GDR*	53,780	2,017
Stobart Group	16,271	49
Stock Spirits Group	8,523	26
Superdry	2,748	41
Synthomer	15,330	107
TalkTalk Telecom Group	36,366	50
Tate & Lyle	24,743	211
Taylor Wimpey	63,855	151
Ted Baker	1,694	48
Telecom Plus	3,257	48
Telford Homes	4,691	24
Tesco	2,558,636	8,668
Thomas Cook Group	546,860	777
TP ICAP	29,195	162
Travis Perkins	333,074	6,253
Tritax Big Box‡	76,079	157
TUI	46,688	1,024
Tullow Oil*	73,742	238
UDG Healthcare	13,852	151
Ultra Electronics Holdings	4,154	90
Unilever	51,088	2,826
UNITE Group‡	14,656	167
United Utilities Group	13,362	135
Vectura Group*	30,948	32
Vedanta Resources	4,030	34
Vesuvius	11,153	88
Victoria*	6,230	68
Victrex	4,774	184
Virgin Money Holdings UK	14,963	72
Vodafone Group	607,550	1,474
Watkin Jones	7,565	20
Weir Group	110,955	2,929
WH Smith	30,874	814
Whitbread	3,456	181
William Hill	47,666	191
WM Morrison Supermarkets	43,814	146

Description	Shares	Value (000)
Workspace Group‡	6,322	$90
WPP	387,450	6,101
ZPG	32,358	209

		239,048

United States — 1.4%
Consumer Discretionary — 0.1%
Huazhu Group ADR	42,155	1,770
SodaStream International*	1,148	98

		1,868

Consumer Staples — 0.0%
Coca-Cola European Partners	1,100	45

Financials — 0.3%
Banco Bradesco ADR*	655,520	4,497

Health Care — 0.0%
UroGen Pharma*	500	25

Industrials — 0.5%
Caesarstone*	1,222	18
Canadian National Railway	70,788	5,786
Copa Holdings, Cl A	12,500	1,183
Kornit Digital*	1,466	26

		7,013

Information Technology — 0.3%
CyberArk Software*	1,806	114
Daqo New Energy ADR*	5,239	186
Genpact	12,433	360
InterXion Holding*	3,930	245
Ituran Location and Control	923	28
NXP Semiconductors*	6,359	695
Orbotech*	2,543	157
Samsung Electronics GDR	280	293
Wix.com*	2,302	231
Yandex, Cl A*	69,580	2,498
YY ADR*	2,945	296

		5,103

Materials — 0.2%
Constellium, Cl A*	6,300	65
Southern Copper	50,327	2,359

		2,424

Telecommunication Services — 0.0%
China Telecom ADR	2,859	133

		21,108

Total Common Stock (Cost $1,363,249) (000)		1,475,985

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
PREFERRED STOCK (C) — 0.6%
Alpargatas	262,798	$814
Banco Bradesco*	53,531	370
Banco do Estado do Rio Grande do Sul	103,400	393
Bayerische Motoren Werke	1,082	86
Biotest	1,045	30
Draegerwerk & KGaA	522	37
FUCHS PETROLUB	1,216	60
Grupo Aval Acciones y Valores	641,273	268
Henkel & KGaA	3,387	433
Itau Unibanco Holding	171,100	1,773
Itausa - Investimentos Itau	220,117	522
Jungheinrich	2,620	97
Petroleo Brasileiro*	248,400	1,100
Porsche Automobil Holding	2,879	184
Sartorius	647	97
Schaeffler	3,028	39
Sixt	857	67
STO & KGaA	96	12
Telefonica Brasil	117,100	1,385
Volkswagen	8,272	1,375

Total Preferred Stock (Cost $9,834) (000)		9,142

	Number of Rights
RIGHTS — 0.0%
ACS Actividades de Construccion y Servicios† *	4,756	5
Capita, Expires 6/4/2018*	5	—
Intesa Sanpaolo, Expires 7/19/2018*	1,252,028	—
ITE Group, Expires 7/13/2018*	23,907	8
oOh!media, Expires 7/13/2018*	3,254	1
Phoenix Group Holdings, Expires 7/12/2018*	9,288	19
Repsol† *	24,470	14
Rolls-Royce Holdings† *	8,022,432	11
Sacyr† *	19,582	1

Total Rights (Cost $10) (000)		59

	Shares
EXCHANGE TRADED FUND — 0.0%
P2P Global Investments*	4,390	47

Total Exchange Traded Fund (Cost $43) (000)		47

Description	Shares	Value (000)
SHORT-TERM INVESTMENT — 2.1%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 1.740% (B)	31,682,490	$31,682

Total Short-Term Investment (Cost $31,682) (000)		31,682

Total Investments In Securities — 99.2% (Cost $1,404,818) (000)		$1,516,915

Percentages are based on net assets of $1,529,172 (000).

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
MSCI EAFE Index E-MINI	187	Sep-2018	$18,619	$18,283	$(336)
S&P TSX 60 Index	12	Sep-2018	1,753	1,759	7

			$20,372	$20,042	$(329)

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Currently, expiration date is unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	The rate reported is the 7-day effective yield as of June 30, 2018.
(C)	Currently, no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

S&P — Standard & Poor’s

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of June 30, 2018, there in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments In Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Argentina	$1,150	$—	$—	$1,150
Australia	48,615	161	—	48,776
Austria	2,891	7	—	2,898
Belgium	9,043	75	—	9,118
Brazil	14,730	—	—	14,730
Canada	71,227	—	—	71,227
Chile	4,020	—	—	4,020
China	36,030	1	—	36,031
Colombia	2,544	—	—	2,544
Czech Republic	499	—	—	499
Denmark	22,973	—	—	22,973
Egypt	—	102	—	102
Finland	11,744	—	—	11,744
France	100,993	24	—	101,017
Germany	86,590	31	—	86,621

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP International Equity Fund

Investments In Securities	Level 1	Level 2	Level 3^	Total
Greece	$3,467	$—	$—	$3,467
Hong Kong	96,197	15	—	96,212
Hungary	2,010	—	—	2,010
India	40,556	—	—	40,556
Indonesia	7,216	—	—	7,216
Ireland	9,384	—	—	9,384
Israel	4,571	2,420	—	6,991
Italy	25,239	20	—	25,259
Japan	219,039	1,522	—	220,561
Kenya	292	—	—	292
Luxembourg	1,652	—	—	1,652
Malaysia	5,018	—	—	5,018
Mexico	8,089	—	—	8,089
Netherlands	48,650	—	—	48,650
New Zealand	2,316	—	—	2,316
Norway	13,394	—	—	13,394
Panama	34	—	—	34
Peru	2,612	—	—	2,612
Philippines	1,196	—	—	1,196
Poland	5,539	—	—	5,539
Portugal	996	—	—	996
Qatar	—	3,594	—	3,594
Russia	3,466	—	—	3,466
Singapore	34,231	101	—	34,332
South Africa	25,994	—	—	25,994
South Korea	42,412	—	—	42,412
Spain	25,848	30	—	25,878
Sweden	21,440	193	—	21,633
Switzerland	97,841	53	—	97,894
Taiwan	24,668	803	—	25,471
Thailand	11,332	—	—	11,332
Turkey	8,391	—	—	8,391
United Arab Emirates	—	538	—	538
United Kingdom	238,837	211	—	239,048
United States	21,108	—	—	21,108

Total Common Stock	1,466,084	9,901	—	1,475,985

Preferred Stock	9,045	97	—	9,142
Rights	59	—	—	59
Exchange Traded Fund	47	—	—	47
Short-Term Investment	31,682	—	—	31,682

Total Investments in Securities	$1,506,917	$9,998	$—	$1,516,915

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$7	$—	$—	$7
Unrealized Depreciation	(336)	—	—	(336)

Total Other Financial Instruments	$(329)	$—	$—	$(329)

**	Futures contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.
^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the six-months ended June 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the six-months ended June 30, 2018, securities with a total value of $33,378 (000) transferred from Level 2 to Level 1 as a result of fair valuation of foreign equity securities. There were no other significant transfers between Level 1 and Level 2 assets for the six-months ended June 30, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 25.8%
U.S. Treasury Bonds 5.375%, 02/15/31	$1,000	$1,264
5.000%, 05/15/37	2,240	2,925
4.750%, 02/15/37	10,315	13,073
4.625%, 02/15/40	500	635
4.375%, 02/15/38	900	1,097
3.875%, 08/15/40	500	575
3.750%, 11/15/43	6,500	7,389
3.625%, 02/15/44	2,000	2,231
3.500%, 02/15/39	3,100	3,377
3.375%, 05/15/44	6,000	6,430
3.125%, 05/15/48	500	514
3.000%, 11/15/45 - 02/15/48	18,133	18,193
2.875%, 11/15/46	6,344	6,211
2.750%, 08/15/47 - 11/15/47	22,573	21,540
2.500%, 02/15/45 - 05/15/46	2,084	1,898
2.250%, 08/15/46	3,450	2,971
U.S. Treasury Notes 3.625%, 02/15/20	1,750	1,781
3.500%, 05/15/20	750	763
3.375%, 11/15/19	1,000	1,012
2.875%, 05/31/25 - 05/15/28	5,497	5,512
2.750%, 04/30/23 - 02/15/28	23,973	23,983
2.625%, 08/15/20 - 03/31/25	28,902	28,812
2.500%, 05/31/20 - 01/31/25	32,822	32,637
2.375%, 04/30/20 - 05/15/27	19,734	19,469
2.250%, 02/29/20 - 11/15/27	26,397	25,806
2.125%, 08/15/21 - 05/15/25	22,355	21,601
2.000%, 01/31/20 - 11/15/26	31,261	30,315
1.875%, 12/15/20 - 09/30/22	29,767	28,862
1.750%, 09/30/19 - 05/15/23	15,603	15,120
1.625%, 07/31/19 - 05/15/26	31,463	29,737
1.500%, 10/31/19 - 08/15/26	20,827	19,792
1.375%, 07/31/19 - 09/30/23	38,856	37,804
1.250%, 08/31/19 - 07/31/23	21,446	20,606
1.125%, 12/31/19 - 09/30/21	14,128	13,549
1.000%, 09/30/19	800	786
0.750%, 07/15/19 - 08/15/19	1,750	1,720

Total U.S. Treasury Obligations (Cost $457,283) (000)		449,990

Description	Face Amount (000)	Value (000)

CORPORATE OBLIGATIONS — 25.2%
Consumer Discretionary — 1.8%
21st Century Fox America 6.400%, 12/15/35	$973	$1,167
6.150%, 02/15/41	500	597
4.500%, 02/15/21	100	103
3.700%, 10/15/25	20	20
Amazon.com 4.800%, 12/05/34	300	329
4.050%, 08/22/47	150	147
3.875%, 08/22/37	100	97
American Honda Finance 2.650%, 02/12/21	100	99
2.600%, 11/16/22	50	48
2.450%, 09/24/20	100	99
1.950%, 07/20/20	45	44
Aptiv 3.150%, 11/19/20	100	99
Arcos Dorados Holdings 5.875%, 04/04/27 (A)	280	270
AutoNation 3.800%, 11/15/27	25	23
AutoZone 3.750%, 06/01/27	100	96
Bed Bath & Beyond 3.749%, 08/01/24	25	23
Block Financial 4.125%, 10/01/20	200	202
BMW US Capital 3.450%, 04/12/23 (A)	601	595
3.100%, 04/12/21 (A)	2,144	2,130
Booking Holdings 2.750%, 03/15/23	50	48
CBS 3.375%, 03/01/22	150	148
3.375%, 02/15/28	1,235	1,112
2.900%, 06/01/23 (A)	100	95
Charter Communications Operating 6.484%, 10/23/45	150	158
6.384%, 10/23/35	247	258
5.375%, 04/01/38	100	94
5.375%, 05/01/47	536	487
4.500%, 02/01/24	100	100
3.579%, 07/23/20	200	200
Comcast 4.400%, 08/15/35	100	97
4.250%, 01/15/33	500	488
4.049%, 11/01/52	244	213
4.000%, 08/15/47	200	178
3.900%, 03/01/38	100	91
3.550%, 05/01/28	1,380	1,318
3.375%, 02/15/25	125	120
3.150%, 03/01/26	50	47
2.750%, 03/01/23	100	96

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
Delphi 4.150%, 03/15/24	40	$40
Diageo Capital 3.000%, 05/18/20	200	200
Diageo Investment 2.875%, 05/11/22	100	99
Discovery Communications 5.000%, 09/20/37	150	144
3.800%, 03/13/24	50	49
2.950%, 03/20/23	50	48
2.800%, 06/15/20 (A)	100	99
2.750%, 11/15/19 (A)	100	99
Dollar General 4.150%, 11/01/25	25	25
4.125%, 05/01/28	35	34
Dollar Tree 4.200%, 05/15/28	45	43
4.000%, 05/15/25	100	98
DR Horton 4.000%, 02/15/20	35	35
Expedia Group 4.500%, 08/15/24	100	100
Ford Motor 5.291%, 12/08/46	150	139
4.346%, 12/08/26	45	44
Ford Motor Credit 5.875%, 08/02/21	200	212
3.339%, 03/28/22	200	196
2.425%, 06/12/20	200	196
2.343%, 11/02/20	2,803	2,729
General Motors 6.750%, 04/01/46	250	277
5.200%, 04/01/45	150	138
5.150%, 04/01/38	100	95
General Motors Financial 4.300%, 07/13/25	100	98
4.000%, 01/15/25	100	97
4.000%, 10/06/26	50	47
3.700%, 05/09/23	100	98
3.550%, 04/09/21	150	150
2.450%, 11/06/20	2,306	2,254
2.350%, 10/04/19	50	50
Grupo Televisa 7.250%, 05/14/43 (MXN)	2,840	104
5.000%, 05/13/45	200	176
Hasbro 3.500%, 09/15/27	30	28
Home Depot 5.875%, 12/16/36	1,547	1,877
4.400%, 04/01/21	100	104
4.250%, 04/01/46	100	101
2.800%, 09/14/27	50	46
2.625%, 06/01/22	100	98
2.000%, 04/01/21	100	98
1.800%, 06/05/20	71	70

Description	Face Amount (000)	Value (000)
Hyundai Capital America 4.125%, 06/08/23 (A)	$2,981	$2,966
Lear 5.250%, 01/15/25	45	46
Lowe’s 4.625%, 04/15/20	100	102
3.100%, 05/03/27	100	95
2.500%, 04/15/26	50	46
Macy’s Retail Holdings 3.625%, 06/01/24	100	97
Magna International 3.625%, 06/15/24	50	50
Marriott International 3.125%, 10/15/21	100	99
McDonald’s 4.450%, 03/01/47	150	148
3.500%, 03/01/27	100	98
3.375%, 05/26/25	100	98
3.350%, 04/01/23	130	130
2.750%, 12/09/20	20	20
NBCUniversal Media 4.375%, 04/01/21	100	103
Newell Brands 5.500%, 04/01/46	100	97
4.000%, 12/01/24	50	49
3.150%, 04/01/21	150	149
NIKE 2.375%, 11/01/26	200	182
Nordstrom 5.000%, 01/15/44	100	92
4.000%, 03/15/27	30	29
Omnicom Group 3.600%, 04/15/26	100	96
O’Reilly Automotive 4.350%, 06/01/28	50	50
3.550%, 03/15/26	50	47
President & Fellows of Harvard College 3.150%, 07/15/46	100	90
QVC 4.450%, 02/15/25	65	63
Starbucks 2.450%, 06/15/26	200	179
Target 4.000%, 07/01/42	200	191
Time Warner Cable 7.300%, 07/01/38	216	245
5.875%, 11/15/40	500	489
4.000%, 09/01/21	100	100
TJX 2.750%, 06/15/21	100	99
Toyota Motor Credit 4.250%, 01/11/21	100	103
2.750%, 05/17/21	100	99
2.700%, 01/11/23	200	195

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
2.250%, 10/18/23	$50	$47
1.550%, 10/18/19	910	897
USJ Acucar e Alcool 9.875%, 11/09/21 (A)	305	248
Viacom 6.875%, 04/30/36	100	108
4.375%, 03/15/43	216	181
3.450%, 10/04/26	150	137
Walt Disney 3.700%, 12/01/42	72	66
3.150%, 09/17/25	100	97
1.800%, 06/05/20	250	244
Warner Media 4.750%, 03/29/21	100	103
3.600%, 07/15/25	100	95
Wesleyan University 4.781%, 07/01/16	698	712
Whirlpool 4.000%, 03/01/24	60	61
Wyndham Destinations 4.250%, 03/01/22	5	5

		31,914

Consumer Staples — 1.6%
Adecoagro 6.000%, 09/21/27 (A)	980	808
Altria Group 9.250%, 08/06/19	200	214
5.375%, 01/31/44	100	108
Anheuser-Busch InBev Finance 4.900%, 02/01/46	100	103
4.700%, 02/01/36	150	152
3.650%, 02/01/26	350	342
3.300%, 02/01/23	150	149
2.650%, 02/01/21	215	212
Anheuser-Busch InBev Worldwide 4.950%, 01/15/42	500	519
4.600%, 04/15/48	35	34
4.439%, 10/06/48	100	96
4.000%, 04/13/28	55	55
3.750%, 01/15/22	150	152
2.500%, 07/15/22	100	97
Archer-Daniels-Midland 3.750%, 09/15/47	100	93
BAT Capital 4.540%, 08/15/47 (A)	100	93
4.390%, 08/15/37 (A)	150	141
3.557%, 08/15/27 (A)	100	93
3.222%, 08/15/24 (A)	50	47
2.764%, 08/15/22 (A)	50	48
2.297%, 08/14/20 (A)	50	49
Bunge Finance 3.250%, 08/15/26	120	109
3.000%, 09/25/22	30	29

Description	Face Amount (000)	Value (000)
Campbell Soup 4.800%, 03/15/48	$110	$99
4.150%, 03/15/28	50	48
3.650%, 03/15/23	50	49
Central American Bottling 5.750%, 01/31/27 (A)	115	114
Church & Dwight 2.450%, 08/01/22	100	96
CK Hutchison International 17 II 2.250%, 09/29/20 (A)	957	936
Clorox 3.500%, 12/15/24	50	50
Coca-Cola 3.300%, 09/01/21	100	101
2.875%, 10/27/25	50	48
2.550%, 06/01/26	50	46
2.450%, 11/01/20	50	50
1.875%, 10/27/20	50	49
Colgate-Palmolive 2.300%, 05/03/22	200	195
Constellation Brands 4.250%, 05/01/23	50	51
3.875%, 11/15/19	10	10
3.750%, 05/01/21	15	15
3.200%, 02/15/23	150	146
2.650%, 11/07/22	50	48
Costco Wholesale 1.700%, 12/15/19	100	99
CVS Health 5.125%, 07/20/45	200	203
5.050%, 03/25/48	1,396	1,421
4.780%, 03/25/38	215	211
4.300%, 03/25/28	110	109
3.875%, 07/20/25	120	116
3.700%, 03/09/23	4,100	4,079
3.350%, 03/09/21	295	295
2.875%, 06/01/26	200	182
2.125%, 06/01/21	50	48
CVS Pass-Through Trust 4.163%, 08/11/36 (A)	601	571
General Mills 4.700%, 04/17/48	666	637
4.200%, 04/17/28	50	49
3.700%, 10/17/23	100	99
3.200%, 04/16/21	698	694
3.150%, 12/15/21	150	148
Hershey 3.375%, 05/15/23	1,151	1,155
2.900%, 05/15/20	511	511
2.300%, 08/15/26	50	45
Ingredion 3.200%, 10/01/26	50	46
JBS USA LUX 6.750%, 02/15/28 (A)	340	321
JM Smucker 2.500%, 03/15/20	100	99

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Kellogg 4.000%, 12/15/20	$100	$102
3.400%, 11/15/27	25	23
Kimberly-Clark 2.750%, 02/15/26	100	94
Kraft Heinz Foods 5.000%, 06/04/42	150	143
4.625%, 01/30/29	50	49
3.950%, 07/15/25	150	146
3.500%, 07/15/22	200	198
3.375%, 06/15/21	115	115
2.000%, 07/02/18	735	735
Kroger 3.300%, 01/15/21	100	100
2.650%, 10/15/26	200	177
Maple Escrow Subsidiary 5.085%, 05/25/48 (A)	150	152
4.985%, 05/25/38 (A)	25	25
4.597%, 05/25/28 (A)	50	50
McCormick 3.150%, 08/15/24	100	96
Mead Johnson Nutrition 3.000%, 11/15/20	30	30
Molson Coors Brewing 4.200%, 07/15/46	200	179
1.450%, 07/15/19	25	25
Mondelez International 4.625%, 05/07/48	100	97
4.125%, 05/07/28	50	49
PepsiCo 3.600%, 03/01/24	100	101
3.450%, 10/06/46	200	179
3.000%, 10/15/27	50	48
2.850%, 02/24/26	100	95
2.375%, 10/06/26	200	183
2.000%, 04/15/21	50	49
Philip Morris International 4.500%, 03/26/20	100	102
4.250%, 11/10/44	150	142
3.375%, 08/11/25	100	97
2.500%, 11/02/22	100	96
1.875%, 02/25/21	200	194
Procter & Gamble 3.500%, 10/25/47	100	92
2.450%, 11/03/26	50	46
2.150%, 08/11/22	100	96
1.900%, 11/01/19	100	99
Reynolds American 4.450%, 06/12/25	150	151
Sysco 4.450%, 03/15/48	50	48
3.550%, 03/15/25	50	49
2.600%, 10/01/20	50	50
2.500%, 07/15/21	35	34

Description	Face Amount (000)	Value (000)
Tyson Foods 4.875%, 08/15/34	$200	$202
Unilever Capital 4.250%, 02/10/21	150	155
2.200%, 05/05/22	100	96
Walgreens Boots Alliance 3.450%, 06/01/26	165	154
2.700%, 11/18/19	100	99
Walmart 4.050%, 06/29/48	1,839	1,852
3.950%, 06/28/38	115	115
3.700%, 06/26/28	2,064	2,082
3.400%, 06/26/23	837	843
Wal-Mart Stores 3.625%, 12/15/47	250	233
3.300%, 04/22/24	100	99
2.650%, 12/15/24	50	48
1.900%, 12/15/20	300	294

		27,840

Energy — 3.7%
Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47 (A)	1,391	1,274
Anadarko Petroleum 6.950%, 06/15/19	2,744	2,839
6.600%, 03/15/46	200	241
6.450%, 09/15/36	1,332	1,539
3.450%, 07/15/24	918	882
Andeavor 4.750%, 12/15/23	150	156
3.800%, 04/01/28	30	28
Andeavor Logistics 5.200%, 12/01/47	150	145
3.500%, 12/01/22	25	24
Apache 3.250%, 04/15/22	100	98
Baker Hughes a GE 3.337%, 12/15/27	100	93
Boardwalk Pipelines 4.950%, 12/15/24	50	51
BP Capital Markets 3.561%, 11/01/21	200	202
3.062%, 03/17/22	200	198
2.500%, 11/06/22	250	241
2.112%, 09/16/21	100	97
1.768%, 09/19/19	1,408	1,390
Buckeye Partners 3.950%, 12/01/26	200	181
Canadian Natural Resources 3.900%, 02/01/25	150	148
3.850%, 06/01/27	100	97
Cenovus Energy 5.700%, 10/15/19	25	26

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
5.250%, 06/15/37	$200	$197
4.450%, 09/15/42	40	34
3.000%, 08/15/22	20	19
Chevron 2.954%, 05/16/26	50	48
2.566%, 05/16/23	50	48
2.355%, 12/05/22	150	144
2.193%, 11/15/19	90	89
2.100%, 05/16/21	50	49
1.961%, 03/03/20	50	49
Cimarex Energy 3.900%, 05/15/27	100	96
CNOOC Finance 2015 USA 3.500%, 05/05/25	200	193
Concho Resources 4.850%, 08/15/48	545	552
4.375%, 01/15/25	50	50
4.300%, 08/15/28	2,155	2,160
ConocoPhillips 6.500%, 02/01/39	300	383
Continental Resources 5.000%, 09/15/22	55	56
4.900%, 06/01/44	712	697
4.500%, 04/15/23	1,929	1,958
4.375%, 01/15/28	862	857
3.800%, 06/01/24	25	24
Devon Energy 4.000%, 07/15/21	649	657
3.250%, 05/15/22	100	99
Ecopetrol 7.375%, 09/18/43	200	220
5.875%, 09/18/23	100	106
Emera US Finance 4.750%, 06/15/46	200	197
Enbridge 3.700%, 07/15/27	100	95
Enbridge Energy Partners 5.875%, 10/15/25	100	109
Encana 3.900%, 11/15/21	50	50
Energy Transfer 6.625%, 10/15/36	1,282	1,364
6.125%, 12/15/45	150	150
4.500%, 11/01/23	100	101
Energy Transfer Partners 6.000%, 06/15/48	125	125
5.800%, 06/15/38	25	25
4.200%, 04/15/27	200	189
3.600%, 02/01/23	552	539
EnLink Midstream Partners 5.450%, 06/01/47	150	126
2.700%, 04/01/19	800	792
Enterprise Products Operating 6.450%, 09/01/40	150	177
5.950%, 02/01/41	100	113
4.250%, 02/15/48	1,735	1,614
3.700%, 02/15/26	250	244

Description	Face Amount (000)	Value (000)
3.350%, 03/15/23	$100	$99
2.850%, 04/15/21	30	30
2.800%, 02/15/21	1,808	1,785
EOG Resources 3.150%, 04/01/25	100	96
2.625%, 03/15/23	100	96
Equinor 3.950%, 05/15/43	200	191
3.700%, 03/01/24	100	101
2.450%, 01/17/23	125	120
Equities 3.900%, 10/01/27	50	47
Equities Midstream Partners 6.500%, 07/15/48	100	100
Exxon Mobil 4.114%, 03/01/46	150	153
3.043%, 03/01/26	50	49
2.726%, 03/01/23	35	34
2.709%, 03/06/25	150	144
2.222%, 03/01/21	20	19
Fermaca Enterprises 6.375%, 03/30/38 (A)	550	563
Halliburton 5.000%, 11/15/45	100	106
3.800%, 11/15/25	150	149
3.500%, 08/01/23	100	100
Hess 4.300%, 04/01/27	200	193
Hunt Oil of Peru Sucursal Del Peru 6.375%, 06/01/28 (A)	620	632
Husky Energy 4.000%, 04/15/24	100	100
KazMunayGas National JSC 6.375%, 10/24/48 (A)	560	566
5.750%, 04/19/47 (A)	815	776
Kinder Morgan 5.550%, 06/01/45	300	302
4.300%, 03/01/28	100	97
3.050%, 12/01/19	50	50
Kinder Morgan Energy Partners 6.375%, 03/01/41	150	161
5.500%, 03/01/44	100	99
3.500%, 03/01/21	20	20
Magellan Midstream Partners 4.250%, 02/01/21	100	102
Marathon Oil 6.600%, 10/01/37	150	178
Marathon Petroleum 5.000%, 09/15/54	563	519
3.400%, 12/15/20	657	658
MPLX 5.200%, 03/01/47	683	679
4.125%, 03/01/27	65	62
4.000%, 02/15/25	25	24

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
National Oilwell Varco 2.600%, 12/01/22	$100	$95
Nexen Energy ULC 6.400%, 05/15/37	150	184
Noble Energy 6.000%, 03/01/41	665	731
5.050%, 11/15/44	552	552
4.950%, 08/15/47	100	100
4.150%, 12/15/21	100	102
Nostrum Oil & Gas Finance BV 7.000%, 02/16/25 (A)	260	228
Occidental Petroleum 4.400%, 04/15/46	200	202
3.400%, 04/15/26	70	68
Odebrecht Drilling Norbe VIII/IX 6.350% cash/7.350% PIK, 12/01/26 (A)	165	81
Odebrecht Oil & Gas Finance 0.515%, 01/03/66 (A) (B)	97	1
ONEOK 5.200%, 07/15/48	25	25
4.550%, 07/15/28	1,972	1,990
4.000%, 07/13/27	30	29
ONEOK Partners 6.850%, 10/15/37	391	464
3.375%, 10/01/22	100	99
Peru LNG Srl 5.375%, 03/22/30 (A)	670	663
Petrobras Global Finance BV 8.375%, 05/23/21	210	228
6.125%, 01/17/22	7	7
4.375%, 05/20/23	1,165	1,092
Petroleos de Venezuela 9.000%, 11/17/21 (C)	660	158
8.500%, 10/27/20 (A)	184	159
6.000%, 11/15/26 (A) (C)	385	81
5.375%, 04/12/27 (C)	365	84
Petroleos del Peru 4.750%, 06/19/32 (A)	320	306
Petroleos Mexicanos 6.875%, 08/04/26	50	52
6.750%, 09/21/47	2,178	2,054
6.625%, 06/15/35	410	401
6.500%, 03/13/27	1,130	1,159
6.500%, 06/02/41	350	329
6.375%, 02/04/21	50	53
6.375%, 01/23/45	190	175
6.350%, 02/12/48 (A)	932	841
5.500%, 01/21/21	4,677	4,815
5.350%, 02/12/28 (A)	255	241
4.875%, 01/24/22	720	726
4.625%, 09/21/23	200	197
3.500%, 07/23/20	100	100
3.500%, 01/30/23	455	431
Phillips 66 4.650%, 11/15/34	300	303
Phillips 66 Partners 3.605%, 02/15/25	25	24
Pioneer Natural Resources 3.450%, 01/15/21	100	100
Plains All American Pipeline 4.900%, 02/15/45	1,381	1,246
4.650%, 10/15/25	150	149
3.850%, 10/15/23	150	146

Description	Face Amount (000)(1)	Value (000)
Rio Energy 6.875%, 02/01/25 (A)	330	$274
Sabine Pass Liquefaction 5.625%, 02/01/21	140	146
5.625%, 03/01/25	85	91
Shell International Finance 4.550%, 08/12/43	400	419
3.250%, 05/11/25	150	147
2.875%, 05/10/26	100	95
1.875%, 05/10/21	200	194
Sinopec Group Overseas Development 3.500%, 05/03/26 (A)	580	552
Southern Gas Corridor CJSC 6.875%, 03/24/26 (A)	640	690
Spectra Energy Partners 3.500%, 03/15/25	100	95
Stoneway Capital 10.000%, 03/01/27 (A)	330	330
Suncor Energy 6.500%, 06/15/38	150	186
Sunoco Logistics Partners Operations 4.400%, 04/01/21	100	102
Total Capital Canada 2.750%, 07/15/23	100	97
Total Capital International 2.700%, 01/25/23	100	97
TransCanada PipeLines 4.875%, 01/15/26	100	104
4.625%, 03/01/34	300	300
Transcontinental Gas Pipe Line 4.000%, 03/15/28 (A)	200	194
Transportadora de Gas del Sur 6.750%, 05/02/25 (A)	220	201
Valero Energy 4.350%, 06/01/28	70	70
3.650%, 03/15/25	100	97
Western Gas Partners 5.300%, 03/01/48	774	711
Williams 8.750%, 03/15/32	1,122	1,447
Williams Partners 6.300%, 04/15/40	286	320
5.250%, 03/15/20	250	258
4.850%, 03/01/48	25	24
3.750%, 06/15/27	1,126	1,063
3.600%, 03/15/22	100	99
YPF 16.500%, 05/09/22 (ARS) (A)	6,000	149

		63,768

Financials — 7.4%
Aflac 3.625%, 06/15/23	100	100
AIA Group 2.250%, 03/11/19 (A)	424	421
AIG Global Funding 1.950%, 10/18/19 (A)	1,400	1,381
Allstate 4.200%, 12/15/46	200	197

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
American Express 3.400%, 02/27/23	$150	$148
2.500%, 08/01/22	100	96
American Express Credit 2.700%, 03/03/22	100	98
2.375%, 05/26/20	100	98
2.250%, 05/05/21	100	97
2.200%, 03/03/20	100	99
American Financial Group 3.500%, 08/15/26	35	33
American International Group 4.750%, 04/01/48	150	145
4.700%, 07/10/35	200	194
4.500%, 07/16/44	1,370	1,276
3.875%, 01/15/35	200	178
Ameriprise Financial 5.300%, 03/15/20	100	103
Aon 5.000%, 09/30/20	100	103
Ares Capital 3.875%, 01/15/20	60	60
Assurant 4.000%, 03/15/23	74	73
Australia & New Zealand Banking Group NY 2.625%, 05/19/22	250	242
AXA Equitable Holdings 4.350%, 04/20/28 (A)	150	143
Banco BTG Pactual 4.000%, 01/16/20 (A)	340	330
Banco de Costa Rica 5.250%, 08/12/18 (A)	540	539
Banco del Estado de Chile 2.668%, 01/08/21 (A)	2,317	2,253
Banco Nacional de Costa Rica 5.875%, 04/25/21 (A)	460	467
4.875%, 11/01/18 (A)	550	550
Banco Santander 3.125%, 02/23/23	200	190
Bank of America 5.000%, 01/21/44	250	265
4.450%, 03/03/26	130	130
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/38	100	97
4.200%, 08/26/24	165	166
4.183%, 11/25/27	250	244
4.100%, 07/24/23	100	102
4.000%, 01/22/25	5,287	5,219
3.950%, 04/21/25	200	196
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/49	100	90
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/24	250	247
3.500%, 04/19/26	50	48
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/22	2,983	2,982
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/28	112	105
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	200	192

Description	Face Amount (000)(1)	Value (000)
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/25	100	$95
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/23	200	194
2.503%, 10/21/22	100	96
2.250%, 04/21/20	250	247
2.151%, 11/09/20	100	98
Bank of Georgia JSC 11.000%, 06/01/20 (GEL) (A)	1,370	560
6.000%, 07/26/23 (A)	550	547
Bank of Montreal 3.100%, 04/13/21	60	60
2.100%, 12/12/19	65	64
2.100%, 06/15/20	100	98
Bank of New York Mellon 3.550%, 09/23/21	100	101
3.500%, 04/28/23	4,032	4,034
3.400%, 01/29/28	50	48
3.300%, 08/23/29	100	93
3.000%, 02/24/25	100	96
2.950%, 01/29/23	50	49
2.500%, 04/15/21	100	98
2.450%, 11/27/20	50	49
2.450%, 08/17/26	50	46
Bank of Nova Scotia 3.125%, 04/20/21	150	149
2.800%, 07/21/21	100	99
2.500%, 01/08/21	3,163	3,110
2.450%, 03/22/21	50	49
2.150%, 07/14/20	200	196
Barclays 4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/29	1,211	1,200
4.375%, 01/12/26	200	194
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	2,351	2,322
2.875%, 06/08/20	250	247
Barclays Bank 2.650%, 01/11/21	200	196
Barrick North America Finance 4.400%, 05/30/21	37	38
BB&T 3.700%, 06/05/25	3,132	3,116
3.200%, 09/03/21	864	861
2.750%, 04/01/22	200	196
2.450%, 01/15/20	100	99
Berkshire Hathaway 3.125%, 03/15/26	200	193
Berkshire Hathaway Finance 4.300%, 05/15/43	200	201
1.300%, 08/15/19	35	35
BlackRock 5.000%, 12/10/19	100	103
BNP Paribas 2.375%, 05/21/20	200	197
Branch Banking & Trust 1.450%, 05/10/19	1,641	1,623
Brighthouse Financial 3.700%, 06/22/27	50	44
Brookfield Finance 3.900%, 01/25/28	100	95
Canadian Imperial Bank of Commerce 2.700%, 02/02/21	40	40
1.600%, 09/06/19	50	49

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
Capital One Financial 4.250%, 04/30/25	50	$50
3.800%, 01/31/28	100	94
3.750%, 07/28/26	100	93
3.450%, 04/30/21	50	50
3.300%, 10/30/24	100	95
3.200%, 02/05/25	50	47
3.050%, 03/09/22	150	147
2.500%, 05/12/20	1,649	1,626
Charles Schwab 4.450%, 07/22/20	100	103
Chubb INA Holdings 3.350%, 05/15/24	100	99
3.350%, 05/03/26	150	145
2.875%, 11/03/22	150	147
Citibank 2.125%, 10/20/20	2,647	2,583
Citigroup 8.125%, 07/15/39	250	352
4.450%, 09/29/27	2,203	2,167
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	100	95
4.125%, 07/25/28	85	81
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/29	150	147
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/24	50	50
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/28	200	194
3.750%, 06/16/24	100	99
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/28	100	95
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/28	200	188
3.500%, 05/15/23	100	98
3.300%, 04/27/25	100	96
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/23	185	181
2.900%, 12/08/21	100	98
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/23	4,804	4,632
2.750%, 04/25/22	100	97
2.650%, 10/26/20	100	99
2.500%, 07/29/19	100	99
2.400%, 02/18/20	100	99
Citigroup Global Markets Holdings 24.750%, 03/03/21 (GHS) (A)(D)(G)	1,060	250
16.900%, 09/13/18 (EGP) (A)(B)(G)	8,700	469
16.060%, 11/08/18 (EGP) (B)(G)	15,000	786
15.630%, 12/13/18 (EGP) (A)(B)(G)	8,000	412
15.440%, 01/24/19 (EGP) (A)(B)(G)	13,600	686

Description	Face Amount (000)(1)	Value (000)
13.870%, 10/22/18 (NGN) (A)(B)(G)	331,080	$882
13.670%, 12/03/18 (NGN) (B)(G)	162,000	426
11.230%, 02/18/19 (NGN) (A)(B)(G)	175,000	447
Citizens Bank 2.200%, 05/26/20	250	245
Citizens Financial Group 2.375%, 07/28/21	30	29
CME Group 3.000%, 03/15/25	150	145
CNA Financial 5.875%, 08/15/20	100	105
Compass Bank 3.500%, 06/11/21	250	250
Cooperatieve Rabobank UA 3.375%, 05/21/25	250	244
2.750%, 01/10/23	250	241
2.250%, 01/14/20	250	247
Credit Agricole 3.250%, 10/04/24 (A)	1,957	1,843
Credit Suisse Group Funding Guernsey 4.875%, 05/15/45	250	247
3.125%, 12/10/20	250	248
Credit Suisse New York 3.625%, 09/09/24	250	246
Deutsche Bank NY 3.950%, 02/27/23	200	192
3.700%, 05/30/24	85	79
3.150%, 01/22/21	100	97
2.950%, 08/20/20	100	97
2.700%, 07/13/20	150	146
Development Bank of Kazakhstan JSC 8.950%, 05/04/23 (KZT) (A)	290,000	840
Discover Bank 3.100%, 06/04/20	250	249
Discover Financial Services 4.100%, 02/09/27	40	38
E*TRADE Financial 4.500%, 06/20/28	50	50
Fibria Overseas Finance 5.500%, 01/17/27	25	25
Fifth Third Bancorp 2.875%, 07/27/20	250	249
First Republic Bank 4.625%, 02/13/47	200	197
FMS Wertmanagement AoeR 1.375%, 06/08/21	200	192
FS Investment 4.250%, 01/15/20	30	30
Goldman Sachs Bank USA NY 3.200%, 06/05/20	50	50
Goldman Sachs Group 6.750%, 10/01/37	200	237
5.150%, 05/22/45	350	348
4.750%, 10/21/45	662	655

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/39	$1,269	$1,217
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/29	1,997	1,967
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/38	150	137
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/29	1,162	1,105
3.750%, 05/22/25	100	98
3.750%, 02/25/26	250	242
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/28	165	157
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	75	71
3.200%, 02/23/23	150	146
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/23	100	97
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/22	100	98
2.750%, 09/15/20	75	74
2.625%, 04/25/21	100	98
2.600%, 04/23/20	100	99
2.600%, 12/27/20	100	98
2.550%, 10/23/19	200	199
2.350%, 11/15/21	45	43
2.300%, 12/13/19	85	84
Great-West Lifeco Finance 2018 4.581%, 05/17/48 (A)	234	237
Hanover Insurance Group 4.500%, 04/15/26	100	100
Hartford Financial Services Group 5.500%, 03/30/20	630	655
4.400%, 03/15/48	100	96
HSBC Holdings 6.500%, 09/15/37	250	292
5.250%, 03/14/44	200	203
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	625	631
4.250%, 08/18/25	200	196
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/28	200	194
4.000%, 03/30/22	100	102
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/24	3,013	3,002
3.600%, 05/25/23	200	198

Description	Face Amount (000)(1)	Value (000)
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/23	1,594	$1,562
2.950%, 05/25/21	200	197
Huntington National Bank 2.500%, 08/07/22	250	241
Industrial & Commercial Bank of China 2.905%, 11/13/20	250	246
Intercontinental Exchange 4.000%, 10/15/23	150	153
Jefferies Group 6.875%, 04/15/21	100	108
4.150%, 01/23/30	150	132
JPMorgan Chase 5.600%, 07/15/41	250	282
4.350%, 08/15/21	250	257
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/29	150	148
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/48	1,354	1,217
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/49	150	135
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/38	150	139
3.625%, 05/13/24	100	99
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/24	75	74
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/28	200	191
3.300%, 04/01/26	100	96
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	160	154
3.200%, 06/15/26	100	95
3.125%, 01/23/25	150	143
2.972%, 01/15/23	400	390
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/23	75	73
2.750%, 06/23/20	300	297
2.700%, 05/18/23	100	96
2.550%, 10/29/20	180	177
2.400%, 06/07/21	50	49
JPMorgan Chase Bank 8.375%, 03/17/34 (IDR) (A)(G)	3,000,000	209
3.086%, VAR ICE LIBOR USD 3 Month+0.350%, 04/26/21	1,201	1,198
KeyBank 2.400%, 06/09/22	250	240

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
KeyCorp 5.100%, 03/24/21	$150	$157
KFW 2.500%, 11/20/24	650	631
1.875%, 06/30/20	200	197
1.875%, 11/30/20	200	196
1.250%, 09/30/19	150	148
1.000%, 07/15/19	100	98
Kreditanstalt fuer Wiederaufbau 2.875%, 04/03/28	90	89
2.750%, 07/15/20	200	200
2.625%, 04/12/21	100	99
2.375%, 12/29/22	280	274
Landwirtschaftliche Rentenbank 2.500%, 11/15/27	150	143
Lazard Group 3.750%, 02/13/25	50	48
Lima Metro Line 2 Finance 5.875%, 07/05/34 (A)	790	804
Lincoln National 3.625%, 12/12/26	100	95
Lloyds Banking Group 4.582%, 12/10/25	200	196
4.450%, 05/08/25	200	201
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/23	200	191
Loews 2.625%, 05/15/23	100	96
Manufacturers & Traders Trust 2.625%, 01/25/21	250	246
Markel 3.500%, 11/01/27	50	46
Marsh & McLennan 3.750%, 03/14/26	150	149
2.750%, 01/30/22	30	29
2.350%, 09/10/19	75	74
MetLife 6.400%, 12/15/36	1,560	1,654
3.600%, 04/10/24	100	99
3.600%, 11/13/25	50	49
Mitsubishi UFJ Financial Group 3.961%, 03/02/28	200	200
3.850%, 03/01/26	200	199
3.287%, 07/25/27	50	48
2.665%, 07/25/22	50	48
Mizuho Financial Group 2.601%, 09/11/22	200	192
Moody’s 2.750%, 07/15/19	100	100
Morgan Stanley 6.375%, 07/24/42	200	243
4.875%, 11/01/22	100	104
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/38	1,032	956

Description	Face Amount (000)	Value (000)
3.875%, 01/27/26	$200	$197
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/29	200	193
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/24	90	89
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/28	150	143
3.125%, 01/23/23	150	146
3.125%, 07/27/26	250	233
2.800%, 06/16/20	100	99
2.650%, 01/27/20	100	99
2.375%, 07/23/19	550	547
MUFG Americas Holdings 3.000%, 02/10/25	200	191
Nasdaq 3.850%, 06/30/26	150	145
National Australia Bank 2.625%, 01/14/21	250	246
National Rural Utilities Cooperative Finance 3.400%, 02/07/28	200	194
2.700%, 02/15/23	100	97
New York Life Global Funding 1.950%, 09/28/20 (A)	2,487	2,425
Northern Trust 3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/32	63	59
Oesterreichische Kontrollbank 2.875%, 03/13/23	50	50
1.875%, 01/20/21	150	146
ORIX 2.900%, 07/18/22	30	29
PNC Bank 2.450%, 07/28/22	250	241
2.400%, 10/18/19	250	248
1.450%, 07/29/19	250	247
Pricoa Global Funding I 1.900%, 09/21/18 (A)	736	735
Principal Financial Group 3.400%, 05/15/25	100	98
Private Export Funding 2.250%, 03/15/20	200	199
Progressive 4.125%, 04/15/47	100	98
Prudential Financial 4.600%, 05/15/44	200	202
3.500%, 05/15/24	200	198
Regions Financial 3.200%, 02/08/21	50	50
2.750%, 08/14/22	50	48
Royal Bank of Canada 3.200%, 04/30/21	75	75

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
2.750%, 02/01/22	250	$246
1.875%, 02/05/20	250	246
Royal Bank of Scotland Group 4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/24	1,222	1,223
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/23	200	194
S&P Global 4.000%, 06/15/25	100	100
Santander Holdings USA 4.400%, 07/13/27	25	24
2.650%, 04/17/20	100	99
Santander UK 2.375%, 03/16/20	100	98
Santander UK Group Holdings 3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/24	200	192
3.125%, 01/08/21	100	99
Standard Chartered Bank 11.000%, 08/05/25 (LKR) (A)(G)	49,000	315
10.750%, 03/03/21 (LKR) (A)(G)	75,000	482
8.250%, 05/19/36 (IDR) (A)(G)	13,160,000	907
7.610%, 05/13/30 (INR) (A)(D)(G)	24,000	336
Sumitomo Mitsui Banking 2.514%, 01/17/20	1,123	1,111
Sumitomo Mitsui Financial Group 3.784%, 03/09/26	50	50
3.544%, 01/17/28	50	49
3.446%, 01/11/27	50	48
3.364%, 07/12/27	100	96
3.102%, 01/17/23	50	49
2.934%, 03/09/21	250	247
2.846%, 01/11/22	50	49
2.784%, 07/12/22	50	48
2.778%, 10/18/22	50	48
SunTrust Banks 2.900%, 03/03/21	50	50
2.700%, 01/27/22	150	146
Svensk Exportkredit 2.875%, 05/22/21	200	200
1.125%, 08/28/19	200	197
Svenska Handelsbanken 1.950%, 09/08/20	250	243
Synchrony Financial 4.500%, 07/23/25	100	98
3.000%, 08/15/19	100	100
Syngenta Finance 3.933%, 04/23/21 (A)	1,919	1,914
3.698%, 04/24/20 (A)	1,686	1,680

Description	Face Amount (000)	Value (000)
TC Ziraat Bankasi 5.125%, 05/03/22 (A)	$200	$185
TD Ameritrade Holding 3.300%, 04/01/27	30	29
Toronto-Dominion Bank 3.250%, 06/11/21	1,139	1,139
2.125%, 07/02/19	100	99
2.125%, 04/07/21	50	48
1.950%, 04/02/20 (A)	473	465
1.900%, 10/24/19	100	99
1.800%, 07/13/21	100	96
Travelers 4.050%, 03/07/48	100	97
3.900%, 11/01/20	100	102
UBS 2.450%, 12/01/20 (A)	2,650	2,591
2.350%, 03/26/20	250	247
Unum Group 4.000%, 03/15/24	50	50
US Bancorp 3.150%, 04/27/27	200	191
2.375%, 07/22/26	250	228
US Bank 3.104%, VAR ICE LIBOR USD 3 Month+0.290%, 05/21/21	3,552	3,552
Voya Financial 3.125%, 07/15/24	50	47
Wells Fargo 4.900%, 11/17/45	714	705
4.750%, 12/07/46	325	315
4.650%, 11/04/44	350	333
4.125%, 08/15/23	200	201
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/28	325	311
3.550%, 09/29/25	100	97
3.000%, 01/22/21	100	99
3.000%, 02/19/25	100	94
3.000%, 04/22/26	100	93
3.000%, 10/23/26	250	231
2.625%, 07/22/22	150	145
2.550%, 12/07/20	85	84
2.150%, 01/30/20	1,178	1,161
Wells Fargo Bank 2.600%, 01/15/21	250	246
2.150%, 12/06/19	250	247
Westpac Banking 4.322%, VAR USD ICE Swap 11:00 NY 5 Yr+2.236%, 11/23/31	200	193
2.700%, 08/19/26	100	91
2.600%, 11/23/20	150	148
2.000%, 08/19/21	50	48
1.600%, 08/19/19	100	98

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Willis North America 3.600%, 05/15/24	$50	$48
XLIT 5.750%, 10/01/21	74	79

		129,203

Health Care — 1.5%
Abbott Laboratories 4.900%, 11/30/46	200	215
3.400%, 11/30/23	50	49
2.900%, 11/30/21	2,568	2,528
2.800%, 09/15/20	150	149
2.350%, 11/22/19	12	12
AbbVie 4.700%, 05/14/45	200	198
4.500%, 05/14/35	200	195
4.300%, 05/14/36	150	143
3.200%, 11/06/22	100	98
2.850%, 05/14/23	50	48
2.500%, 05/14/20	973	961
2.300%, 05/14/21	50	49
Aetna 2.800%, 06/15/23	25	24
2.750%, 11/15/22	150	144
Agilent Technologies 3.050%, 09/22/26	65	60
Allergan Funding SCS 4.550%, 03/15/35	300	284
3.800%, 03/15/25	190	184
AmerisourceBergen 3.400%, 05/15/24	100	99
Amgen 4.563%, 06/15/48	300	295
2.125%, 05/01/20	200	197
1.850%, 08/19/21	200	191
Anthem 3.650%, 12/01/27	65	62
3.350%, 12/01/24	150	145
3.300%, 01/15/23	200	196
AstraZeneca 2.375%, 11/16/20	150	147
2.375%, 06/12/22	100	96
1.950%, 09/18/19	100	99
Baxalta 3.600%, 06/23/22	100	99
Baxter International 2.600%, 08/15/26	100	91
Bayer US Finance II 3.500%, 06/25/21 (A)	1,979	1,983
Becton Dickinson 4.685%, 12/15/44	200	194
3.700%, 06/06/27	50	47
3.125%, 11/08/21	100	98
2.404%, 06/05/20	20	20
Biogen 3.625%, 09/15/22	100	100

Description	Face Amount (000)	Value (000)
Boston Scientific 3.375%, 05/15/22	$100	$99
2.850%, 05/15/20	100	99
Bristol-Myers Squibb 2.000%, 08/01/22	100	95
Cardinal Health 3.200%, 03/15/23	100	97
3.079%, 06/15/24	150	141
Celgene 5.000%, 08/15/45	250	245
3.875%, 08/15/25	100	97
3.250%, 02/20/23	100	98
2.875%, 02/19/21	45	44
Cigna 4.000%, 02/15/22	100	102
3.875%, 10/15/47	100	85
CVS Health 3.125%, 03/09/20	1,105	1,104
Danaher 3.350%, 09/15/25	30	30
Eli Lilly 3.100%, 05/15/27	49	47
2.350%, 05/15/22	100	97
Express Scripts Holding 4.800%, 07/15/46	200	190
4.750%, 11/15/21	100	103
Gilead Sciences 4.750%, 03/01/46	1,184	1,222
4.600%, 09/01/35	400	412
4.500%, 02/01/45	150	150
2.550%, 09/01/20	150	148
2.500%, 09/01/23	35	33
2.350%, 02/01/20	20	20
1.950%, 03/01/22	15	14
GlaxoSmithKline Capital 3.875%, 05/15/28	150	151
2.850%, 05/08/22	100	98
2.800%, 03/18/23	125	122
Humana 4.950%, 10/01/44	200	209
Johnson & Johnson 3.700%, 03/01/46	317	306
3.625%, 03/03/37	150	147
3.400%, 01/15/38	2,425	2,290
2.900%, 01/15/28	150	143
2.625%, 01/15/25	100	96
2.450%, 12/05/21	100	99
2.450%, 03/01/26	200	188
Kaiser Foundation Hospitals 4.875%, 04/01/42	150	171
3.150%, 05/01/27	25	24
Laboratory Corp of America Holdings 3.250%, 09/01/24	100	97
2.625%, 02/01/20	100	99
McKesson 2.850%, 03/15/23	200	191

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Medtronic 4.625%, 03/15/45	$200	$212
4.375%, 03/15/35	200	207
2.750%, 04/01/23	100	97
2.500%, 03/15/20	150	149
Merck 2.750%, 02/10/25	200	191
1.850%, 02/10/20	150	148
Mylan 5.250%, 06/15/46	200	195
3.750%, 12/15/20	100	101
Novartis Capital 4.400%, 05/06/44	150	160
3.400%, 05/06/24	100	100
3.000%, 11/20/25	50	48
2.400%, 05/17/22	50	48
1.800%, 02/14/20	25	25
Pfizer 5.200%, 08/12/20	100	105
4.125%, 12/15/46	100	101
4.000%, 12/15/36	250	250
3.000%, 06/15/23	100	99
Quest Diagnostics 2.500%, 03/30/20	150	148
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	60	55
2.875%, 09/23/23	50	47
2.400%, 09/23/21	150	144
1.900%, 09/23/19	100	98
Stanford Health Care 3.795%, 11/15/48	100	96
Stryker 4.625%, 03/15/46	100	102
3.500%, 03/15/26	25	24
3.375%, 11/01/25	50	48
Teva Pharmaceutical Finance Netherlands III BV 6.750%, 03/01/28 (A)	390	398
4.100%, 10/01/46	445	318
Thermo Fisher Scientific 3.600%, 08/15/21	100	101
3.200%, 08/15/27	100	93
3.000%, 04/15/23	200	194
2.950%, 09/19/26	30	28
UnitedHealth Group 4.625%, 07/15/35	200	210
4.250%, 04/15/47	100	99
4.250%, 06/15/48	50	50
3.850%, 06/15/28	50	50
3.750%, 07/15/25	50	50
3.500%, 06/15/23	3,235	3,239
3.150%, 06/15/21	50	50
2.950%, 10/15/27	150	140
2.875%, 03/15/22	100	99
2.300%, 12/15/19	50	50
Zimmer Biomet Holdings 3.550%, 04/01/25	150	143

Description	Face Amount (000)	Value (000)
Zoetis 3.250%, 02/01/23	$50	$49
3.000%, 09/12/27	50	47

		27,109

Industrials — 2.4%
3M 5.700%, 03/15/37	150	184
ABB Finance USA 3.800%, 04/03/28	150	151
AerCap Ireland Capital 4.625%, 10/30/20	225	229
4.500%, 05/15/21	1,836	1,871
AerCap Ireland Capital DAC 4.125%, 07/03/23	150	149
Air Lease 3.250%, 03/01/25	150	139
2.125%, 01/15/20	50	49
Aircastle 7.625%, 04/15/20	10	11
6.250%, 12/01/19	15	16
5.500%, 02/15/22	15	15
5.125%, 03/15/21	15	15
5.000%, 04/01/23	15	15
4.125%, 05/01/24	15	14
Allegion US Holding 3.550%, 10/01/27	50	46
American Airlines, Pass-Through Trust 4.950%, 01/15/23	140	144
Boeing 2.350%, 10/30/21	150	147
2.125%, 03/01/22	50	49
Burlington Northern Santa Fe 4.900%, 04/01/44	200	217
3.750%, 04/01/24	200	202
3.050%, 03/15/22	100	99
Canadian Pacific Railway 4.000%, 06/01/28	15	15
2.900%, 02/01/25	100	95
Caterpillar 5.200%, 05/27/41	100	115
3.900%, 05/27/21	50	51
3.400%, 05/15/24	100	100
Caterpillar Financial Services 3.450%, 05/15/23	2,479	2,482
Cintas No. 2 3.700%, 04/01/27	200	196
CNH Industrial Capital 4.875%, 04/01/21	10	10
4.375%, 11/06/20	15	15
4.375%, 04/05/22	10	10
3.875%, 10/15/21	10	10
3.375%, 07/15/19	10	10
CSX 3.800%, 03/01/28	100	98
3.800%, 11/01/46	200	177
3.250%, 06/01/27	50	47

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Delta Air Lines 4.375%, 04/19/28	$50	$48
2.600%, 12/04/20	45	44
DP World 6.850%, 07/02/37 (A)	516	588
Eaton 3.103%, 09/15/27	100	93
Embraer Netherlands Finance BV 5.400%, 02/01/27	65	67
Emerson Electric 2.625%, 02/15/23	100	97
Eskom Holdings 5.750%, 01/26/21 (A)	410	396
Eskom Holdings SOC 6.750%, 08/06/23 (A)	435	415
FedEx 4.750%, 11/15/45	100	100
3.200%, 02/01/25	200	193
Fortive 3.150%, 06/15/26	150	139
GATX 3.850%, 03/30/27	200	192
GE Capital International Funding Unlimited 4.418%, 11/15/35	656	636
2.342%, 11/15/20	2,618	2,559
General Dynamics 3.750%, 05/15/28	55	55
3.500%, 05/15/25	200	200
3.375%, 05/15/23	2,772	2,778
2.250%, 11/15/22	100	96
General Electric 6.875%, 01/10/39	500	633
3.450%, 05/15/24	100	98
Georgian Oil and Gas JSC 6.750%, 04/26/21 (A)	200	201
Georgian Railway 7.750%, 07/11/22 (A)	1,100	1,155
Honeywell International 4.250%, 03/01/21	125	129
2.500%, 11/01/26	150	138
Ingersoll-Rand Global Holding 4.250%, 06/15/23	100	103
John Deere Capital 3.350%, 06/12/24	100	99
3.050%, 01/06/28	150	143
2.800%, 03/04/21	100	99
2.800%, 03/06/23	50	49
2.800%, 09/08/27	50	47
2.700%, 01/06/23	2,266	2,211
2.650%, 06/24/24	100	95
Johnson Controls International 4.500%, 02/15/47	150	143
3.625%, 07/02/24	43	43
Kansas City Southern 4.700%, 05/01/48	50	48

Description	Face Amount (000)	Value (000)
Kazakhstan Temir Zholy National JSC 4.850%, 11/17/27 (A)	$1,010	$977
Kennametal 4.625%, 06/15/28	25	25
Latam Airlines, Pass-Through Trust 4.500%, 11/15/23	494	473
4.200%, 11/15/27	805	761
Lima Metro Line 2 Finance 5.875%, 07/05/34	200	204
Lockheed Martin 4.700%, 05/15/46	150	160
2.900%, 03/01/25	100	95
2.500%, 11/23/20	1,971	1,945
Masco 4.500%, 05/15/47	100	87
4.375%, 04/01/26	40	40
3.500%, 04/01/21	50	50
Mexico City Airport Trust 5.500%, 07/31/47 (A)	625	557
Norfolk Southern 4.150%, 02/28/48	50	48
3.250%, 12/01/21	100	100
3.150%, 06/01/27	25	23
2.900%, 06/15/26	35	33
Northrop Grumman 4.030%, 10/15/47	150	141
3.500%, 03/15/21	100	101
3.250%, 08/01/23	50	49
3.250%, 01/15/28	2,990	2,809
Owens Corning 4.400%, 01/30/48	654	546
4.200%, 12/01/24	100	99
PACCAR Financial 1.950%, 02/27/20	60	59
Parker-Hannifin 3.300%, 11/21/24	150	148
Pelabuhan Indonesia III Persero 4.500%, 05/02/23 (A)	350	347
Precision Castparts 2.250%, 06/15/20	200	198
Republic Services 3.950%, 05/15/28	50	50
2.900%, 07/01/26	150	139
Rockwell Collins 3.200%, 03/15/24	150	145
Roper Technologies 2.800%, 12/15/21	150	146
Ryder System 2.800%, 03/01/22	30	29
Southwest Airlines 2.750%, 11/06/19	50	50
Spirit AeroSystems 3.950%, 06/15/23	1,318	1,325
Stanley Black & Decker 2.900%, 11/01/22	100	98

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Textron 3.650%, 03/15/27	$100	$95
Transnet 4.000%, 07/26/22 (A)	425	403
TTX 2.250%, 02/01/19 (A)	922	918
Union Pacific 4.800%, 09/10/58	100	103
4.500%, 09/10/48	1,184	1,204
3.950%, 09/10/28	2,069	2,079
3.799%, 10/01/51	200	176
3.646%, 02/15/24	100	100
3.600%, 09/15/37	150	138
3.500%, 06/08/23	2,658	2,660
United Airlines, Pass-Through Trust 4.300%, 08/15/25	83	84
3.750%, 09/03/26	86	85
United Parcel Service 3.750%, 11/15/47	150	138
3.125%, 01/15/21	45	46
3.050%, 11/15/27	100	95
United Technologies 3.750%, 11/01/46	150	131
3.100%, 06/01/22	100	99
2.650%, 11/01/26	130	117
2.300%, 05/04/22	100	96
1.950%, 11/01/21	50	48
1.500%, 11/01/19	50	49
Verisk Analytics 4.000%, 06/15/25	50	49
Waste Management 3.500%, 05/15/24	100	99

		42,392

Information Technology — 1.5%
Activision Blizzard 3.400%, 09/15/26	50	47
Alibaba Group Holding 4.200%, 12/06/47	200	182
2.800%, 06/06/23	250	241
Alphabet 3.375%, 02/25/24	100	101
Analog Devices 3.125%, 12/05/23	150	146
Apple 4.650%, 02/23/46	1,739	1,873
4.500%, 02/23/36	350	376
3.850%, 08/04/46	893	842
3.750%, 09/12/47	150	141
3.450%, 05/06/24	100	100
3.000%, 06/20/27	25	24
3.000%, 11/13/27	100	95
2.850%, 05/06/21	200	200
2.500%, 02/09/22	50	49
2.400%, 01/13/23	200	193
2.300%, 05/11/22	100	97
2.250%, 02/23/21	50	49

Description	Face Amount (000)	Value (000)
2.150%, 02/09/22	$250	$242
1.550%, 08/04/21	50	48
Applied Materials 3.300%, 04/01/27	25	24
2.625%, 10/01/20	50	50
Arrow Electronics 3.500%, 04/01/22	100	99
Automatic Data Processing 2.250%, 09/15/20	50	49
Baidu 3.875%, 09/29/23	200	198
Broadcom 3.875%, 01/15/27	100	94
3.625%, 01/15/24	100	97
3.000%, 01/15/22	100	97
2.375%, 01/15/20	100	99
2.200%, 01/15/21	100	97
Cisco Systems 5.900%, 02/15/39	1,067	1,320
4.450%, 01/15/20	200	205
3.625%, 03/04/24	100	101
3.500%, 06/15/25	50	51
2.950%, 02/28/26	50	48
2.500%, 09/20/26	100	93
1.850%, 09/20/21	100	95
Dell International 8.100%, 07/15/36 (A)	811	952
6.020%, 06/15/26 (A)	260	273
5.450%, 06/15/23 (A)	1,761	1,843
4.420%, 06/15/21 (A)	100	102
eBay 2.750%, 01/30/23	250	241
Fidelity National Information Services 5.000%, 10/15/25	28	30
4.750%, 05/15/48	385	372
3.625%, 10/15/20	200	201
Fiserv 2.700%, 06/01/20	100	99
Harris 5.054%, 04/27/45	100	103
2.700%, 04/27/20	35	35
Hewlett Packard Enterprise 4.900%, 10/15/25	100	102
3.600%, 10/15/20	200	201
IBM Credit 1.800%, 01/20/21	100	97
Intel 4.100%, 05/19/46	250	251
3.700%, 07/29/25	25	25
3.150%, 05/11/27	100	97
2.875%, 05/11/24	150	145
2.450%, 07/29/20	60	60
International Business Machines 4.000%, 06/20/42	150	146
3.450%, 02/19/26	50	49
3.375%, 08/01/23	200	200
2.250%, 02/19/21	50	49
1.875%, 08/01/22	150	141

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Jabil 3.950%, 01/12/28	$150	$141
Juniper Networks 4.500%, 03/15/24	50	51
Keysight Technologies 3.300%, 10/30/19	100	100
Lam Research 2.800%, 06/15/21	50	49
Mastercard 3.950%, 02/26/48	10	10
3.500%, 02/26/28	5	5
2.950%, 11/21/26	50	48
Microchip Technology 4.333%, 06/01/23 (A)	1,765	1,768
3.922%, 06/01/21 (A)	1,081	1,083
Microsoft 4.450%, 11/03/45	2,245	2,413
4.250%, 02/06/47	500	530
4.100%, 02/06/37	200	208
3.700%, 08/08/46	765	744
3.450%, 08/08/36	300	287
3.300%, 02/06/27	60	59
3.125%, 11/03/25	100	98
2.875%, 02/06/24	35	34
2.650%, 11/03/22	150	148
2.400%, 02/06/22	150	147
2.400%, 08/08/26	100	93
2.000%, 11/03/20	150	148
1.850%, 02/06/20	100	99
Motorola Solutions 3.500%, 09/01/21	100	99
NetApp 3.375%, 06/15/21	50	50
Oracle 5.375%, 07/15/40	280	316
4.300%, 07/08/34	500	510
3.900%, 05/15/35	200	194
3.800%, 11/15/37	250	236
2.950%, 05/15/25	100	95
2.500%, 05/15/22	150	146
2.400%, 09/15/23	200	189
1.900%, 09/15/21	90	86
QUALCOMM 4.300%, 05/20/47	150	140
3.250%, 05/20/27	50	47
3.000%, 05/20/22	100	98
2.600%, 01/30/23	200	191
salesforce.com 3.250%, 04/11/23	150	149
Seagate HDD Cayman 4.750%, 01/01/25	100	96
Texas Instruments 4.150%, 05/15/48	50	50
2.750%, 03/12/21	75	75
Total System Services 4.800%, 04/01/26	100	102
Trimble 4.150%, 06/15/23	100	100
Tyco Electronics Group 3.125%, 08/15/27	25	23

Description	Face Amount (000)	Value (000)
Visa 4.300%, 12/14/45	$150	$156
3.150%, 12/14/25	200	193
2.800%, 12/14/22	100	98
VMware 2.950%, 08/21/22	100	96
Western Union 4.250%, 06/09/23	50	50
Xerox 3.625%, 03/15/23	100	96

		25,621

Materials — 0.5%
Airgas 3.650%, 07/15/24	100	100
ArcelorMittal 7.000%, 10/15/39	30	34
6.750%, 03/01/41	15	17
6.250%, 02/25/22	20	21
6.125%, 06/01/25	15	16
5.500%, 03/01/21	20	21
5.250%, 08/05/20	20	21
Barrick 5.250%, 04/01/42	150	157
BHP Billiton Finance USA 5.000%, 09/30/43	100	112
Braskem Finance 6.450%, 02/03/24	350	366
5.375%, 05/02/22 (A)	200	205
Celanese US Holdings 5.875%, 06/15/21	20	21
4.625%, 11/15/22	20	21
Cemex 5.700%, 01/11/25 (A)	200	198
Dow Chemical 8.550%, 05/15/19	1,375	1,441
4.125%, 11/15/21	250	255
Ecolab 3.250%, 01/14/23	100	99
EI du Pont de Nemours 4.625%, 01/15/20	100	102
4.150%, 02/15/43	150	141
2.200%, 05/01/20	17	17
Goldcorp 3.700%, 03/15/23	50	49
International Paper 5.150%, 05/15/46	150	152
3.650%, 06/15/24	200	198
Martin Marietta Materials 4.250%, 12/15/47	100	87
Mexichem 5.875%, 09/17/44 (A)	690	637
Monsanto 4.700%, 07/15/64	200	175
Mosaic 4.050%, 11/15/27	100	96

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Nacional del Cobre de Chile 3.625%, 08/01/27 (A)	$430	$410
Newmont Mining 3.500%, 03/15/22	100	99
Nexa Resources 5.375%, 05/04/27 (A)	650	630
Nutrien 6.125%, 01/15/41	150	173
3.625%, 03/15/24	100	97
Packaging Corp of America 3.650%, 09/15/24	100	98
3.400%, 12/15/27	35	33
2.450%, 12/15/20	35	34
PPG Industries 2.300%, 11/15/19	100	99
Praxair 2.450%, 02/15/22	200	195
Rio Tinto Finance USA 3.750%, 06/15/25	200	201
Sherwin-Williams 3.450%, 08/01/25	100	96
2.250%, 05/15/20	200	197
Southern Copper 5.875%, 04/23/45	150	160
3.875%, 04/23/25	30	29
Vale Overseas 8.250%, 01/17/34	901	1,124
6.875%, 11/21/36	200	224
4.375%, 01/11/22	80	81
Vedanta Resources 6.125%, 08/09/24 (A)	680	598
Westlake Chemical 3.600%, 08/15/26	100	95

		9,432

Real Estate — 0.4%
Alexandria Real Estate Equities 4.700%, 07/01/30	1,976	1,995
3.450%, 04/30/25	25	24
2.750%, 01/15/20	50	50
American Tower 4.000%, 06/01/25	200	196
2.250%, 01/15/22	50	48
AvalonBay Communities 3.500%, 11/15/24	100	98
Boston Properties 3.850%, 02/01/23	100	100
3.650%, 02/01/26	150	145
Brixmor Operating Partnership 3.875%, 08/15/22	30	30
3.250%, 09/15/23	100	96
Crown Castle International 5.250%, 01/15/23	100	105
3.800%, 02/15/28	150	140
3.700%, 06/15/26	35	33
2.250%, 09/01/21	55	53

Description	Face Amount (000)	Value (000)
Digital Realty Trust 3.625%, 10/01/22	$100	$100
Duke Realty 3.750%, 12/01/24	100	99
EPR Properties 4.750%, 12/15/26	50	49
ERP Operating 4.625%, 12/15/21	120	124
Essex Portfolio 3.375%, 04/15/26	100	95
HCP 5.375%, 02/01/21	200	208
Healthcare Trust of America Holdings 3.750%, 07/01/27	100	95
Hospitality Properties Trust 5.250%, 02/15/26	100	101
5.000%, 08/15/22	100	103
Host Hotels & Resorts 3.750%, 10/15/23	100	98
Kilroy Realty 3.450%, 12/15/24	50	48
Kimco Realty 4.450%, 09/01/47	954	873
3.300%, 02/01/25	80	76
3.200%, 05/01/21	50	50
Liberty Property 4.125%, 06/15/22	100	102
Mid-America Apartments 3.600%, 06/01/27	25	24
National Retail Properties 4.000%, 11/15/25	35	34
3.600%, 12/15/26	100	95
Omega Healthcare Investors 4.375%, 08/01/23	50	50
Prologis 3.875%, 09/15/28	35	35
Realty Income 3.875%, 04/15/25	25	25
3.250%, 10/15/22	100	98
Regency Centers 3.600%, 02/01/27	30	28
Select Income 4.250%, 05/15/24	50	48
Simon Property Group 3.375%, 10/01/24	125	122
3.300%, 01/15/26	100	96
UDR 4.000%, 10/01/25	50	50
Ventas Realty 4.250%, 03/01/22	100	102
3.750%, 05/01/24	50	49
2.700%, 04/01/20	100	99
VEREIT Operating Partnership 4.875%, 06/01/26	20	20
4.600%, 02/06/24	15	15

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
4.125%, 06/01/21	$10	$10
Welltower 5.250%, 01/15/22	100	105
Weyerhaeuser 4.625%, 09/15/23	100	104
WP Carey 4.600%, 04/01/24	50	50

		6,593

Telecommunication Services — 1.3%
America Movil 6.125%, 03/30/40	250	293
AT&T 5.250%, 03/01/37	2,277	2,240
5.150%, 03/15/42	191	181
4.500%, 03/09/48	100	86
4.350%, 06/15/45	600	508
4.300%, 02/15/30 (A)	333	314
4.125%, 02/17/26	200	195
4.100%, 02/15/28 (A)	253	242
3.800%, 03/01/24	200	196
3.400%, 05/15/25	3,119	2,925
2.450%, 06/30/20	150	148
Cox Communications 4.600%, 08/15/47 (A)	552	504
Deutsche Telekom International Finance BV 8.750%, 06/15/30	100	132
2.225%, 01/17/20 (A)	1,009	995
Orange 5.375%, 07/08/19	200	205
4.125%, 09/14/21	100	102
RELX Capital 3.125%, 10/15/22	100	98
Rogers Communications 4.300%, 02/15/48	40	38
2.900%, 11/15/26	50	46
Telefonica Emisiones SAU 5.462%, 02/16/21	110	115
5.213%, 03/08/47	150	145
4.895%, 03/06/48	150	138
TELUS 4.600%, 11/16/48	50	49
Tencent Holdings 2.985%, 01/19/23 (A)	1,083	1,053
2.875%, 02/11/20 (A)	643	640
Thomson Reuters 3.350%, 05/15/26	100	93
Verizon Communications 5.250%, 03/16/37	987	1,014
5.150%, 09/15/23	2,312	2,459
4.862%, 08/21/46	750	717
4.812%, 03/15/39	100	97
4.400%, 11/01/34	400	373
4.329%, 09/21/28 (A)	555	550
4.272%, 01/15/36	1,428	1,317
3.376%, 02/15/25	150	143
2.625%, 08/15/26	135	120

Description	Face Amount (000)	Value (000)
Vodafone Group 5.250%, 05/30/48	$314	$313
4.375%, 05/30/28	1,512	1,494
4.375%, 02/19/43	300	269
3.750%, 01/16/24	1,628	1,614
2.500%, 09/26/22	100	96
Warner Media 4.875%, 03/15/20	100	103

		22,360

Utilities — 3.1%
ABY Transmision Sur 6.875%, 04/30/43 (A)	249	270
AEP Transmission 3.100%, 12/01/26	150	143
Alabama Power 4.300%, 07/15/48	30	30
Alliant Energy Finance 4.250%, 06/15/28 (A)	594	594
3.750%, 06/15/23 (A)	1,634	1,634
American Transmission Systems 5.250%, 01/15/22 (A)	877	922
American Water Capital 3.400%, 03/01/25	100	99
Appalachian Power 4.450%, 06/01/45	1,296	1,333
Arizona Public Service 4.500%, 04/01/42	200	209
3.150%, 05/15/25	50	49
Atmos Energy 3.000%, 06/15/27	65	62
Berkshire Hathaway Energy 6.125%, 04/01/36	200	247
3.750%, 11/15/23	100	101
2.375%, 01/15/21	1,352	1,324
Celeo Redes Operacion Chile 5.200%, 06/22/47 (A)	720	703
CenterPoint Energy 2.500%, 09/01/22	50	48
CenterPoint Energy Houston Electric 2.250%, 08/01/22	100	96
Cleco Corporate Holdings 3.743%, 05/01/26	100	94
CMS Energy 6.250%, 02/01/20	100	105
3.000%, 05/15/26	40	37
Cometa Energia 6.375%, 04/24/35 (A)	730	701
Commonwealth Edison 4.000%, 03/01/48	703	688
Consolidated Edison of New York 4.500%, 05/15/58	436	433
4.450%, 03/15/44	150	154
3.875%, 06/15/47	100	94
3.800%, 05/15/28	50	50

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Delmarva Power & Light 4.150%, 05/15/45	$423	$421
Dominion Energy 4.050%, 09/15/42	150	138
2.962%, 07/01/19	1,600	1,597
2.750%, 01/15/22	100	97
2.579%, 07/01/20	45	44
Dominion Energy Gas Holdings 2.500%, 12/15/19	1,300	1,288
DTE Electric 4.050%, 05/15/48	596	592
3.750%, 08/15/47	100	94
DTE Energy 2.400%, 12/01/19	100	99
Duke Energy 3.750%, 09/01/46	350	308
Duke Energy Carolinas 5.300%, 02/15/40	300	346
3.950%, 03/15/48	370	359
3.700%, 12/01/47	100	93
3.050%, 03/15/23	100	99
2.950%, 12/01/26	50	47
Duke Energy Florida 3.800%, 07/15/28	50	50
2.100%, 12/15/19	747	743
Edison International 2.400%, 09/15/22	80	76
Enel Generacion Chile 4.250%, 04/15/24	50	50
Energuate Trust 5.875%, 05/03/27 (A)	200	192
Entergy 4.000%, 07/15/22	50	51
Entergy Arkansas 3.500%, 04/01/26	100	99
Entergy Louisiana 4.000%, 03/15/33	130	130
Eversource Energy 3.300%, 01/15/28	100	95
2.750%, 03/15/22	2,273	2,216
Exelon 3.400%, 04/15/26	100	95
Exelon Generation 5.600%, 06/15/42	600	606
FirstEnergy 3.900%, 07/15/27	700	679
FirstEnergy Transmission 5.450%, 07/15/44 (A)	742	830
Florida Power & Light 4.125%, 06/01/48	719	727
3.700%, 12/01/47	100	94

Description	Face Amount (000)	Value (000)
Fortis 3.055%, 10/04/26	$3,124	$2,846
2.100%, 10/04/21	150	143
Georgia Power 4.300%, 03/15/42	300	300
2.000%, 09/08/20	115	112
ITC Holdings 3.650%, 06/15/24	25	25
2.700%, 11/15/22 (A)	2,527	2,444
Jersey Central Power & Light 7.350%, 02/01/19	824	843
4.700%, 04/01/24 (A)	3,061	3,201
Kansas City Power & Light 3.650%, 08/15/25	100	99
Korea Southern Power 3.000%, 01/29/21 (A)	433	427
Listrindo Capital BV 4.950%, 09/14/26 (A)	450	403
MidAmerican Energy 3.950%, 08/01/47	250	244
Minejesa Capital BV 5.625%, 08/10/37 (A)	670	604
National Fuel Gas 3.950%, 09/15/27	50	47
NextEra Energy Capital Holdings 3.550%, 05/01/27	100	96
2.700%, 09/15/19	1,791	1,782
NiSource 3.650%, 06/15/23 (A)	1,225	1,224
NiSource Finance 4.375%, 05/15/47	100	97
2.650%, 11/17/22	20	19
Northern States Power 2.600%, 05/15/23	100	97
2.200%, 08/15/20	50	49
NSTAR Electric 2.375%, 10/15/22	100	96
Oncor Electric Delivery 7.000%, 09/01/22	100	114
Pacific Gas & Electric 6.050%, 03/01/34	400	432
2.950%, 03/01/26	50	45
Perusahaan Listrik Negara 6.150%, 05/21/48 (A)	720	725
Pinnacle West Capital 2.250%, 11/30/20	1,009	984
PPL Capital Funding 4.000%, 09/15/47	100	92
3.500%, 12/01/22	150	149
Progress Energy 7.750%, 03/01/31	1,941	2,583
7.050%, 03/15/19	1,225	1,260

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
PSEG Power 3.850%, 06/01/23	$50	$50
3.000%, 06/15/21	50	49
Public Service Enterprise Group 2.650%, 11/15/22	150	144
Public Service of Colorado 4.100%, 06/15/48	65	65
Puget Energy 6.500%, 12/15/20	100	107
Puget Sound Energy 4.223%, 06/15/48	100	102
Sempra Energy 9.800%, 02/15/19	1,135	1,181
6.000%, 10/15/39	1,222	1,448
3.800%, 02/01/38	200	181
3.750%, 11/15/25	100	99
3.550%, 06/15/24	100	98
3.400%, 02/01/28	1,169	1,097
2.900%, 02/01/23	35	34
Southern 4.400%, 07/01/46	1,272	1,242
4.250%, 07/01/36	150	147
1.850%, 07/01/19	100	99
Southern California Edison 4.125%, 03/01/48	893	845
3.650%, 03/01/28	50	49
3.500%, 10/01/23	150	149
Southern Gas Capital 3.250%, 06/15/26	30	28
Southwestern Electric Power 3.850%, 02/01/48	100	92
2.750%, 10/01/26	50	46
State Grid Overseas Investment 2013 3.125%, 05/22/23 (A)	440	429
Tampa Electric 4.300%, 06/15/48	25	25
Terraform Global Operating 6.125%, 03/01/26 (A)	600	592
Union Electric 3.500%, 04/15/24	150	150
Virginia Electric & Power 3.800%, 04/01/28	100	99
3.500%, 03/15/27	100	98
3.100%, 05/15/25	100	96
2.750%, 03/15/23	100	97
WEC Energy Group 3.375%, 06/15/21	65	65
Wisconsin Power & Light 3.050%, 10/15/27	100	94

Description	Face Amount (000)	Value (000)
Xcel Energy 3.350%, 12/01/26	$100	$96

		53,350

Total Corporate Obligations (Cost $450,590) (000)		439,582

MORTGAGE-BACKED SECURITIES — 21.8%
Agency Mortgage-Backed Obligations — 20.1%
FHLMC 5.000%, 02/01/39	728	772
4.500%, 12/01/45 - 09/01/46	1,227	1,278
4.000%, 07/01/24 - 11/01/47	9,235	9,442
3.500%, 10/01/43 - 02/01/48	11,163	11,128
3.000%, 02/01/32 - 02/01/48	17,909	17,423
2.500%, 01/01/32 - 12/01/32	3,066	2,982
FHLMC TBA 4.000%, 07/15/41	8,065	8,220
3.500%, 07/15/30-07/15/41	4,345	4,357
3.000%, 07/15/43	3,735	3,615
FHLMC, Ser 2011-3830, Cl DZ 4.000%, 12/15/30	1,022	1,061
FHLMC, Ser 2014-4384, Cl LA 3.500%, 09/15/40	291	294
FHLMC Multifamily Structured Pass-Through Certificates, Ser K029, Cl A2 3.320%, 02/25/23 (D)	1,000	1,010
FHLMC Multifamily Structured Pass-Through Certificates, Ser K055, Cl A2 2.673%, 03/25/26	400	384
FHLMC Multifamily Structured Pass-Through Certificates, Ser K065, Cl A2 3.243%, 04/25/27	1,026	1,014
FHLMC Multifamily Structured Pass-Through Certificates, Ser K068, Cl A2 3.244%, 08/25/27	613	605
FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2 3.187%, 09/25/27 (D)	400	392
FHLMC Multifamily Structured Pass-Through Certificates, Ser K070, Cl A2 3.303%, 11/25/27 (D)	348	344
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl A2 2.454%, 08/25/23	350	339
FHLMC Multifamily Structured Pass-Through Certificates, Ser K728, Cl A2 3.064%, 08/25/24 (D)	1,597	1,588

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
FNMA 5.500%, 09/01/40	$928	$1,001
5.000%, 11/01/33-11/01/44	2,920	3,129
4.500%, 01/01/30-11/01/47	5,651	5,919
4.000%, 05/01/27-01/01/48	18,052	18,448
3.500%, 08/01/31-02/01/48	41,499	41,464
3.000%, 02/01/32-09/01/47	28,108	27,432
2.500%, 12/01/31-12/01/32	3,737	3,633
FNMA TBA 5.000%, 07/15/38	8,430	8,930
4.500%, 07/01/37	30,100	31,342
4.000%, 07/13/39	12,825	13,075
3.500%, 07/25/26-07/01/41	9,060	9,116
3.000%, 07/01/26-07/01/42	10,225	9,955
FNMA, Ser 2006-104, Cl FC 2.341%, VAR LIBOR USD 1 Month+0.250%, 11/25/36	420	420
FNMA, Ser 2013-101, Cl A 3.000%, 09/25/30	377	377
FNMA, Ser 2015-M11, Cl A2 2.936%, 04/25/25 (D)	850	829
FNMA, Ser 2016-54, Cl GA 2.500%, 11/25/45	2,118	2,045
FNMA, Ser 2017-41, Cl MD 4.000%, 05/25/53	1,367	1,411
FNMA, Ser 2017-91, Cl PC 3.000%, 06/25/45	644	636
FNMA, Ser 2018-3, Cl PA 3.000%, 04/25/46	1,776	1,741
GNMA 5.000%, 09/20/46-05/20/48	1,518	1,609
4.500%, 12/20/41-03/20/48	3,010	3,144
4.000%, 01/20/47-06/20/48	10,416	10,709
3.500%, 10/20/45-01/20/48	16,739	16,823
3.000%, 01/20/47-03/20/48	16,583	16,249
2.500%, 12/20/46	446	424
GNMA TBA 5.000%, 07/01/39	500	525
4.500%, 07/15/39	6,195	6,439
4.000%, 07/01/39	11,665	11,956
3.500%, 07/15/41	29,885	30,000
3.000%, 07/15/42	4,600	4,500

		349,529

Non-Agency Mortgage-Backed Obligations — 1.7%
Alternative Loan Trust, Ser 2003-22CB, Cl 3A1 6.000%, 12/25/33	721	723
BANK, Ser 2017-BNK8, Cl A4 3.488%, 11/15/50	100	98
BANK, Ser 2017-BNK8, Cl B 3.931%, 11/15/50 (D)	50	49
BENCHMARK Mortgage Trust, Ser 2018-B2, Cl A5 3.882%, 02/15/51	100	101

Description	Face Amount (000)	Value (000)
CD Mortgage Trust, Ser 2017-CD6, Cl A5 3.456%, 11/13/50	$100	$98
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4 4.131%, 11/10/46	388	401
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5 3.720%, 11/10/26	653	654
Citigroup Commercial Mortgage Trust, Ser 2017-P7, Cl A4 3.712%, 04/14/50	500	500
Citigroup Commercial Mortgage Trust, Ser C5, Cl A4 4.228%, 06/10/51	100	104
COMM 2018-COR3 Mortgage Trust, Ser COR3, Cl A3 4.228%, 05/10/51	892	923
COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4 4.380%, 07/10/45 (D)	985	1,026
COMM Mortgage Trust, Ser 2013-CR11, Cl A3 3.983%, 08/10/50	1,331	1,367
COMM Mortgage Trust, Ser 2013-CR7, Cl A4 3.213%, 03/10/46	511	508
COMM Mortgage Trust, Ser 2013-CR8, Cl A5 3.612%, 06/10/46 (D)	90	91
COMM Mortgage Trust, Ser 2013-LC6, Cl A4 2.941%, 01/10/46	758	745
COMM Mortgage Trust, Ser 2015-DC1, Cl A5 3.350%, 02/10/48	1,000	988
COMM Mortgage Trust, Ser CR12, Cl A3 3.765%, 10/10/46	1,340	1,361
COMM Mortgage Trust, Ser CR16, Cl A4 4.051%, 04/10/47	613	630
Commercial Mortgage Trust, Ser 2015-3BP, Cl A 3.178%, 02/10/35 (A)	13	13
Commercial Mortgage Trust, Ser 2015-LC23, Cl A4 3.774%, 10/10/48	1,069	1,076
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR2, Cl 5A1 3.700%, 03/25/34 (D)	43	44
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A4 3.210%, 11/15/49	500	482

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5 3.502%, 11/15/49	$960	$941
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-27, Cl 4A4 5.750%, 11/25/33	76	78
GS Mortgage Securities Trust, Ser 2013-GCJ12, Cl A4
3.135%, 06/10/46	267	264
GS Mortgage Securities Trust, Ser 2015-GC30, Cl A4 3.382%, 05/10/50	10	10
GS Mortgage Securities Trust, Ser 2015-GC32, Cl A4 3.764%, 07/10/48	500	505
GS Mortgage Securities Trust, Ser GC18, Cl A3 3.801%, 01/10/47	1,755	1,789
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1 6.500%, 02/25/35	39	39
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A 3.657%, 05/19/34 (D)	39	40
JPMBB Commercial Mortgage Securities Trust, Ser C19, Cl A3 3.669%, 04/15/47	500	506
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl A2 3.240%, 03/15/50	400	399
JPMorgan Mortgage Trust, Ser 2003-A2, Cl 3A1 3.689%, 11/25/33 (D)	135	136
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 6T1 3.977%, 02/25/35 (D)	190	189
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 3A2 3.696%, 04/25/35 (D)	50	50
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 4A1 3.701%, 06/25/35 (D)	74	75
MLCC Mortgage Investors, Ser 2006-2, Cl 2A 3.709%, 05/25/36 (D)	229	232
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4 4.219%, 07/15/46 (D)	385	396
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A4 4.259%, 10/15/46 (D)	522	541

Description	Face Amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A5 4.064%, 02/15/47	$226	$233
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl AS 3.832%, 12/15/47	500	497
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4 3.249%, 02/15/48	935	916
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4 3.732%, 05/15/48	1,639	1,647
Morgan Stanley Capital I, Ser H3, Cl A5 4.177%, 07/15/51	920	948
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A 3.350%, 07/13/29 (A)	1,104	1,108
Morgan Stanley Capital I Trust, Ser 2017-HR2, Cl A4 3.587%, 12/15/50	250	246
Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl A 2.796%, VAR LIBOR USD 1 Month+0.750%, 11/11/34 (A)	336	336
UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4 3.983%, 02/15/51	300	304
Wells Fargo Commercial Mortgage Trust, Ser 2015-C27, Cl A4 3.190%, 02/15/48	185	181
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4 3.540%, 05/15/48	1,000	997
Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4 3.695%, 11/15/48	711	712
Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Cl A4 3.809%, 12/15/48	511	516
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl A4 3.640%, 12/15/59	693	689
Wells Fargo Commercial Mortgage Trust, Ser C44, Cl A5 4.212%, 05/15/51	911	939

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 1A9 3.632%, 10/25/33 (D)	$492	$499
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR10, Cl 2A4 3.911%, 05/01/35 (D)	117	120
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl A3 2.749%, 05/15/45	500	487
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A4 3.073%, 06/15/46	696	688
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5 3.337%, 06/15/46	60	60

		30,295

Total Mortgage-Backed Securities (Cost $384,866) (000)		379,824

LOAN PARTICIPATIONS — 9.7%
Aerospace/Defense — 0.1%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC), Initial Term Loan, 1st Lien 5.230%, VAR LIBOR+3.250%, 08/18/24	1,102	1,098

Airlines — 0.1%
American Airlines, Inc., 2018 Replacement Term Loan 3.853%, VAR LIBOR+1.750%, 06/27/25	1,242	1,219

Automotive — 0.1%
Chassix Inc., Term Loan B 9.250%, 11/15/23	1	1
7.375%, 11/15/23	246	247
Chassix Inc., Term Loan B, 1st Lien 9.500%, 11/15/23	251	251
Dayco Products, LLC, Term Loan, 1st Lien 6.984%, VAR LIBOR+4.250%, 05/19/23	693	691
Horizon Global Corp., Term Loan B, 1st Lien 0.000%, 02/09/24 (E)	187	174
Horizon Global, 1st Lien 6.480%, 03/30/21 (D)	238	219

Description	Face Amount (000)	Value (000)
TI Group Automotive Systems, LLC, Initial US Term Loan 4.480%, VAR LIBOR+2.500%, 06/30/22	$503	$502

		2,085

Building Materials — 0.2%
American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 1st Lien 4.094%, VAR LIBOR+2.000%, 10/31/23	1,111	1,101
Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien 4.280%, VAR LIBOR+2.250%, 01/02/25	1,250	1,241
PGT Innovations, Inc. (fka PGT, Inc.), Initial Term Loan, 1st Lien 5.480%, VAR LIBOR+3.500%, 02/16/22	169	170
5.394%, VAR LIBOR+3.500%, 02/16/22	6	6
Priso Acquisition (aka PrimeSource Building Products), Term B Loan, 1st Lien 4.980%, VAR LIBOR+3.000%, 05/08/22	716	715

		3,233

Cable/Wireless Video — 0.1%
Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien 4.100%, VAR LIBOR+2.000%, 04/30/25	1,430	1,426

Chemicals — 1.1%
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-2 Term Loan, 1st Lien 5.569%, VAR LIBOR+3.250%, 09/13/23	701	697
5.218%, VAR LIBOR+3.250%, 09/13/23	2	2
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-3 Term Loan 5.218%, VAR LIBOR+3.250%, 06/02/23	1	1
5.206%, VAR LIBOR+3.250%, 06/02/23	528	526

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Archroma Finance S.a r.l., Facility B2, 1st Lien 6.462%, VAR LIBOR+4.250%, 08/12/24	$2	$1
0.000%, VAR LIBOR+4.250%, 08/12/24 (E)	601	600
Ascend Performance Materials Operations LLC, Term B Loan, 1st Lien 7.306%, VAR LIBOR+5.250%, 08/12/22	495	496
ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-1 Term Loan 5.594%, VAR LIBOR+3.500%, 11/20/23	402	403
ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-2 Term Loan 5.594%, VAR LIBOR+3.500%, 11/20/23	523	524
Ferro Corp. 4.584%, 02/14/24 (D)	775	772
Flint Group, Term Loan, 1st Lien 5.359%, 09/07/21 (D)	741	681
H.B. Fuller Company, Commitment, 1st Lien 3.948%, VAR LIBOR+2.000%, 10/20/24	851	844
INEOS Styrolution US Holdings, Term Loan, 1st Lien 3.994%, 03/29/24 (D)	474	471
Ineos US Finance LLC, New 2024 Dollar Term Loan 3.980%, VAR LIBOR+2.000%, 04/01/24	748	743
Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp), Dollar Term Loan, 1st Lien 6.230%, VAR LIBOR+4.250%, 06/30/22	698	667
OCI Beaumont, LLC, Term Loan B, 1st Lien 6.552%, 02/14/25	500	503
Orion Engineered Carbons GmbH, Initial Dollar Term Loan 4.802%, VAR LIBOR+2.000%, 07/25/24	1,365	1,354
Plastipak Holdings, Inc., Tranche B Term Loan (2018) 4.600%, VAR LIBOR+2.500%, 10/14/24	995	988

Description	Face Amount (000)	Value (000)
Pregis Holding I Corporation, Term Loan 5.802%, VAR LIBOR+3.500%, 05/20/21	$740	$736
Ravago Holdings America, Term Loan, 2nd Lien 4.850%, VAR LIBOR+2.750%, 07/13/23	663	662
Reynolds Group Holdings Inc., Incremental U.S. Term Loan 4.844%, VAR LIBOR+2.750%, 02/05/23	372	371
Reynolds Group Holdings Incremental US Term Loans 4.844%, VAR LIBOR+2.750%, 02/05/23	626	624
Ring Container Technologies Group, LLC, Initial Term Loan 4.730%, VAR LIBOR+2.750%, 10/31/24	748	743
Spectrum Holdings III Corp., Closing Date Term Loan, 1st Lien 5.230%, VAR LIBOR+3.250%, 01/31/25	455	453
Spectrum Holdings III Corp., Closing Date Term Loan, 2nd Lien 8.980%, VAR LIBOR+7.000%, 01/31/26	500	501
Spectrum Holdings III Corp., Delayed Draw Term Loan 1.000%, 01/24/25	45	45
Tricorbraun Holdings, Closing Date Term Loan 6.052%, 11/30/23 (D)	763	761
Tricorbraun Holdings, Delayed Draw Term Loan, 1st Lien 5.973%, VAR LIBOR+3.750%, 11/30/23	77	77
Tronox Blocked Borrower LLC, Blocked Dollar Term Loan 5.094%, VAR LIBOR+3.000%, 09/23/24	452	452
Tronox Finance LLC, Initial Dollar Term Loan 5.094%, VAR LIBOR+3.000%, 09/23/24	1,044	1,043
U.S. Farathane, LLC, Term B-4 Loan, 1st Lien 5.802%, VAR LIBOR+3.500%, 12/23/21	457	455
Univar USA Inc., Term B-3 Loan, 1st Lien 4.594%, VAR LIBOR+2.500%, 07/01/24	542	540

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien 6.094%, VAR LIBOR+4.000%, 10/28/24	$998	$1,003
Vantage Specialty Chemicals, Inc., Initial Loan 10.347%, VAR LIBOR+8.250%, 10/20/25	205	205
Wilsonart LLC, Tranche D Term Loan, 1st Lien 5.560%, VAR LIBOR+3.250%, 12/19/23	496	495

		19,439

Commercial Services — 0.1%
L&W Inc., Term Loan, 1st Lien 6.084%, 05/17/25 (D)	583	583
Safe Fleet Holdings LLC, Initial Term Loan 4.780%, VAR LIBOR+3.000%, 02/03/25	750	742

		1,325

Computers & Electronics — 1.4%
Advanced Computer, Term Loan B, 1st Lien 0.000%, 05/31/24 (E)	712	714
Applied Systems, Inc., Initial Term Loan 5.334%, VAR LIBOR+3.000%, 09/19/24	995	995
Brooks Automation, Term Loan B, 1st Lien 4.510%, 10/04/24 (D)	1,496	1,496
Campaign Monitor Finance Pty Limited (CM Delaware LLC), Term Loan, 1st Lien 7.552%, VAR LIBOR+5.250%, 03/18/21	47	46
Cavium, Term Loan B-1, 1st Lien 4.344%, VAR LIBOR+2.250%, 08/16/22	746	744
CPI International, Inc., Initial Term Loan 5.480%, VAR LIBOR+3.500%, 07/26/24	365	366
Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan 5.100%, VAR LIBOR+3.000%, 04/29/24	745	743
Dell International LLC (EMC Corporation), Refinancing Term B Loan 4.100%, VAR LIBOR+2.000%, 09/07/23	1,000	994

Description	Face Amount (000)	Value (000)
Dell International LLC (EMC Corporation), Replacement Term A-2 Loan 3.740%, VAR LIBOR+1.750%, 09/07/21	$469	$467
Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien 5.240%, VAR LIBOR+3.250%, 06/01/22	1,243	1,238
EXC Holdings III Corp., Initial USD Term Loan 5.834%, VAR LIBOR+3.500%, 11/15/24	998	997
EZE Software Group LLC, New Loan, 1st Lien 8.802%, VAR LIBOR+6.500%, 04/05/21	750	750
Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-1 Term Loan, 1st Lien 4.230%, VAR LIBOR+2.250%, 02/15/24	991	986
Infor (US), Inc. (fka Lawson Software Inc.), Tranche B-6 Term Loan 4.730%, VAR LIBOR+2.750%, 02/01/22	1,196	1,189
Kronos Incorporated, Incremental Term Loan, 1st Lien 5.056%, VAR LIBOR+3.000%, 11/01/23	3	3
4.880%, VAR LIBOR+3.000%, 11/01/23	1,034	1,031
MA Financeco., LLC, Tranche B-2 Term Loan, 1st Lien 4.480%, VAR LIBOR+2.500%, 11/19/21	194	193
MA Financeco., LLC, Tranche B-3 Term Loan 4.844%, VAR LIBOR+2.750%, 06/21/24	128	127
MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 1st Lien 4.230%, VAR LIBOR+2.250%, 05/17/24	1,075	1,056
Micro Holdings (Internet Brands), Term Loan, 2nd Lien 9.585%, VAR LIBOR+7.500%, 08/15/25	244	245

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Microchip Technology Incorporated, Initial Term Loan, 1st Lien 4.100%, VAR LIBOR+2.000%, 05/29/25	$657	$656
Misys Limited, Dollar Term Loan 5.807%, VAR LIBOR+3.500%, 06/13/24	671	659
Misys Limited, Dollar Term Loan, 2nd Lien 9.234%, VAR LIBOR+7.250%, 06/13/25	208	200
Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B1 (USD), 1st Lien 6.052%, VAR LIBOR+3.750%, 01/10/24	628	625
Project Ruby Ultimate Parent Corp., New Term Loan 5.480%, VAR LIBOR+3.500%, 02/09/24	1,584	1,584
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien 4.844%, VAR LIBOR+2.750%, 06/21/24	864	859
Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien 4.844%, VAR LIBOR+2.750%, 03/03/23	739	734
Spectrum Brands, 2017 Refinanced USD Term Loan 4.056%, VAR LIBOR+2.000%, 06/23/22	370	370
3.791%, VAR LIBOR+2.000%, 06/23/22	300	299
Spectrum Brands, Inc., 2017 Refinanced USD Term Loan 3.994%, VAR LIBOR+2.000%, 06/23/22	320	319
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien 4.594%, VAR LIBOR+2.500%, 04/16/25	1,062	1,061
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien 4.594%, VAR LIBOR+2.500%, 04/16/25	398	397
TeamViewer, Term Loan B, 1st Lien 7.052%, 02/22/24	497	497
Vertiv Group Corporation (fka Cortes NP Acquisition Corporation), Term B Loan, 1st Lien 6.001%, VAR LIBOR+4.000%, 11/30/23	703	697

Description	Face Amount (000)	Value (000)
Wall Street Systems Delaware, Inc., Initial Dollar Term Loan 5.302%, VAR LIBOR+3.000%, 11/21/24	$624	$615

		23,952

Construction — 0.1%
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien 6.612%, VAR LIBOR+4.250%, 06/21/24	1,232	1,234
6.552%, VAR LIBOR+4.250%, 06/21/24	9	9
Pike Corporation, Initial Term Loan (2018) 5.490%, VAR LIBOR+3.500%, 03/23/25	738	739

		1,982

Consumer Nondurables — 0.1%
Acuity Specialty Products, Inc., Initial Term Loan 6.056%, VAR LIBOR+4.000%, 08/12/24	990	963
Plaze, Inc., Term Loan, 1st Lien 5.808%, VAR LIBOR+3.500%, 07/31/22	30	30
5.802%, VAR LIBOR+3.500%, 07/31/22	347	347
5.625%, VAR LIBOR+3.500%, 07/31/22	110	110

		1,450

Educational Services — 0.1%
Adtalem Global, Term Loan B, 1st Lien 5.084%, 04/09/25 (D)	245	246
Prometric Holdings Inc. (fka ETS Holdings Inc.), Initial Term Loan 4.990%, VAR LIBOR+3.000%, 01/17/25	750	747

		993

Entertainment & Leisure — 0.2%
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Initial Term Loan, 1st Lien 4.169%, VAR LIBOR+2.250%, 12/15/22	711	707
BC Equity Ventures LLC, Term Loan, 1st Lien 8.490%, VAR LIBOR+6.500%, 08/31/22	491	495

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Crown Finance US, Inc., Initial Dollar Tranche Term Loan 4.594%, VAR LIBOR+2.500%, 02/28/25	$1,000	$992
Intrawest Resorts Holdings, Inc., Initial Bluebird Term Loan 4.980%, VAR LIBOR+3.000%, 07/31/24	998	996
Stars Group Holdings, Term Loan, 1st Lien 0.000%, 06/27/25 (E)	1,190	1,184

		4,374

Entertainment Content — 0.0%
MGM, Term Loan, 1st Lien 0.000%, 06/27/25 (E)	434	433
MGM, Term Loan, 2nd Lien 0.000%, 06/29/26 (E)	176	174

		607

Environmental Services — 0.0%
Strategic Materials Holding Corp., Initial Term Loan 5.524%, VAR LIBOR+3.750%, 11/01/24	748	726

Financial Services — 0.3%
Altisource Solutions, Term Loan B, 1st Lien 6.334%, 03/29/24 (D)	750	742
Citco Funding LLC, 2017 Term Loan, 1st Lien 4.980%, VAR LIBOR+3.000%, 03/31/22	960	959
CPI Acquisition, Inc., Term Loan, 1st Lien 6.358%, VAR LIBOR+4.500%, 08/17/22	300	175
Hudson River Trading, Term Loan B, 1st Lien 6.230%, 03/20/25	604	606
Jefferies Finance LLC (JFIN Co-Issuer Corporation), Term Loan, 1st Lien 4.875%, VAR LIBOR+2.500%, 08/02/24	746	746
Liquidnet Holdings Inc., Term Loan, 1st Lien 5.730%, 07/15/24	740	742
NXT Capital, Inc. (NXT Capital, LLC), Term Loan, 1st Lien 5.490%, VAR LIBOR+3.500%, 11/23/22	741	741
Virtus Investment 2/17 Term Loan, 1st Lien 4.397%, 03/03/24 (D)	493	489

Description	Face Amount (000)	Value (000)
Walter Investment Management, Tranche B Term Loan, 1st Lien 8.094%, VAR LIBOR+6.000%, 06/30/22 (C)	$528	$506

		5,706

Food & Beverage — 0.1%
Constellation/Arterra Wines, Cov-Lite Term Loan 4.952%, 12/15/23 (D)	494	491
JBS USA Lux S.A. (fka JBS USA, LLC), Initial Term Loan, 1st Lien 4.835%, VAR LIBOR+2.500%, 10/30/22	593	588
4.480%, VAR LIBOR+2.500%, 10/30/22	107	106
US Foods (aka U.S. Foodservice), Initial Term Loan, 1st Lien 4.094%, VAR LIBOR+2.500%, 06/27/23	977	975

		2,160

Forest Products — 0.0%
ProAmpac PG Borrower LLC, Initial Term Loan 10.398%, VAR LIBOR+8.500%, 11/18/24	225	227
5.398%, VAR LIBOR+3.500%, 11/17/23	348	345
5.395%, VAR LIBOR+3.500%, 11/17/23	40	40
5.387%, VAR LIBOR+3.500%, 11/17/23	106	106

		718

Gaming & Hotels — 0.3%
Belmond Interfin Ltd., Term Loan B, 1st Lien 4.844%, 07/03/24 (D)	993	993
CBAC Borrower, LLC, Term B Loan, 1st Lien 5.980%, VAR LIBOR+4.000%, 07/08/24	506	506
Golden Nugget, Inc., Initial B Term Loan, 1st Lien 4.844%, VAR LIBOR+2.750%, 10/04/23	405	404
4.796%, VAR LIBOR+2.750%, 10/04/23	309	309
Hanjin International Corp., Initial Term Loan, 1st Lien 4.855%, VAR LIBOR+2.500%, 10/19/20	1,000	999

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
K-Mac Holdings Corp., Initial Term Loan 8.835%, VAR LIBOR+6.750%, 03/09/26	$296	$295
MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien 4.094%, VAR LIBOR+2.000%, 03/21/25	265	263
Playa Resorts Holding B.V., Initial Term Loan, 1st Lien 4.840%, VAR LIBOR+2.750%, 04/29/24	998	984

		4,753

Health Care — 0.4%
CP VI Bella Midco, LLC, Initial Loan 8.730%, VAR LIBOR+6.750%, 01/23/26	88	86
Endo Luxembourg Finance Company I S.a r.l., Initial Term Loan, 1st Lien 6.375%, VAR LIBOR+4.250%, 04/29/24	886	884
Onex Carestream Finance LP, Term Loan (First Lien 2013), 1st Lien 5.980%, VAR LIBOR+4.000%, 06/07/19	152	152
Prospect Medical Holdings, Term Loan B, 1st Lien 7.438%, 02/16/24	1,499	1,496
Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien 4.980%, VAR LIBOR+3.000%, 05/15/22	496	494
Surgery Center Holdings, Initial Term Loan, 1st Lien 5.350%, VAR LIBOR+3.250%, 09/02/24	376	375
Tecostar Holdings, Inc., 2017 Term Loan 7.250%, VAR LIBOR+3.500%, 05/01/24	4	4
5.501%, VAR LIBOR+3.500%, 05/01/24	796	794
Valeant Pharmaceuticals International, Inc., Initial Term Loan, 1st Lien 4.983%, VAR LIBOR+3.000%, 06/02/25	1,258	1,253
Western Dental Services 6.480%, 06/23/23 (D)	1,205	1,206

		6,744

Description	Face Amount (000)	Value (000)
Home Furnishings — 0.1%
Comfort Holding, LLC, Initial Term Loan 11.894%, VAR LIBOR+10.000%, 01/31/25	$292	$275
6.644%, VAR LIBOR+4.750%, 02/05/24	347	332
Serta Simmons Bedding, LLC, Initial Term Loan 5.530%, VAR LIBOR+3.500%, 10/20/23	232	197
5.423%, VAR LIBOR+3.500%, 10/20/23	831	706

		1,510

Home Products Store — 0.0%
Foundation Building Materials, Term Loan B, 1st Lien 0.000%, 05/09/25 (E)	759	757

Information Technology — 0.1%
Laird PLC, Term Loan, 1st Lien 0.000%, 05/02/25 (E)	952	947

Insurance — 0.4%
Acrisure, LLC, 2017-2 Refinancing Term Loan 6.609%, VAR LIBOR+4.250%, 11/22/23	1,083	1,078
Acrisure, Term Loan B, 1st Lien 0.000%, 06/07/23 (E)	500	496
Alliant Holdings Intermediate, LLC, Initial Term Loan (2018) 5.046%, VAR LIBOR+3.000%, 05/09/25	1,409	1,398
AmWINS Group, Inc., Term Loan 4.730%, VAR LIBOR+2.750%, 01/25/24	702	698
4.614%, VAR LIBOR+2.750%, 01/25/24	286	284
Hyperion Insurance, Term Loan B, 1st Lien 5.500%, 12/13/24	981	981
NFP Corp., Term B Loan, 1st Lien 4.980%, VAR LIBOR+3.000%, 01/08/24	1,205	1,196
Sedgwick Cms Holdings, 4.844%, VAR LIBOR+2.750%, 03/01/21	1,150	1,143

		7,274

Investment Company — 0.1%
EIG Management, Term Loan B, 1st Lien 5.654%, 01/31/25	450	453

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
StepStone Group, Term Loan B, 1st Lien 5.968%, 03/14/25	$484	$485

		938

Leasing — 0.2%
Avolon, Term Loan B, 1st Lien 4.088%, VAR LIBOR+2.000%, 01/15/25	1,381	1,363
BakerCorp International, Inc. (f/k/a B-Corp Holdings, Inc.), Refinanced Term Loan, 1st Lien 5.359%, VAR LIBOR+3.000%, 02/07/20	592	584
Fly Funding II S.à r.l., Loan, 1st Lien 3.800%, VAR LIBOR+2.000%, 02/09/23	681	679
USS Ultimate Holdings, Inc., Initial Term Loan 5.730%, VAR LIBOR+3.750%, 08/09/24	366	366

		2,992

Machinery — 0.3%
Airxcel, Inc., Initial Term Loan 6.468%, VAR LIBOR+4.500%, 04/25/25	750	747
Airxcel, Inc., Term Loan B, 2nd Lien 10.718%, 04/27/26	500	485
Blount International, Inc., Refinancing Term Loan, 1st Lien 6.233%, VAR LIBOR+4.250%, 04/12/23	499	501
Clark Equipment Company, Repriced Term Loan, 1st Lien 4.302%, VAR LIBOR+2.000%, 05/18/24	1,089	1,081
Douglas Dynamics, Initial Term Loan, 1st Lien 5.310%, 12/31/21 (D)	400	399
Graftech International Ltd., Initial Term Loan, 1st Lien 5.505%, VAR LIBOR+3.500%, 02/12/25	750	745
Hayward Industries, Inc., Initial Term Loan, 1st Lien 5.480%, VAR LIBOR+3.500%, 08/05/24	500	500
SiteOne Landscape Supply, LLC (fka John Deere Landscapes LLC), Tranche D Term Loan, 1st Lien 4.740%, VAR LIBOR+2.750%, 04/29/22	786	788

		5,246

Description	Face Amount (000)	Value (000)
Manufacturing — 0.1%
Allflex 7/13, Term Loan 5.138%, 06/05/20	$523	$523
Aristocrat Leisure Limited, Term B-3 Loan, 1st Lien 4.105%, VAR LIBOR+1.750%, 10/19/24	464	461
3.842%, VAR LIBOR+1.750%, 10/19/24	1	1
Pelican Products, Inc., Term Loan, 1st Lien 5.407%, VAR LIBOR+3.500%, 04/19/25	167	166
Pelican Products, Inc., Term Loan, 2nd Lien 0.000%, 04/17/26 (E)	88	88

		1,239

Materials — 0.1%
Axalta Coating System Dutch Holdings, Term Loan 4.084%, VAR LIBOR+1.750%, 06/01/24	1,086	1,080

Media — 0.3%
CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan 4.323%, VAR LIBOR+2.250%, 07/17/25	759	753
EMI Music Publishing, Term Loan, 1st Lien 4.335%, 08/20/23 (D)	1,346	1,345
Entravision, Term Loan B, 1st Lien 4.730%, 11/22/24	746	736
Numericable U.S. LLC, USD TLB-12 Term Loan 5.348%, VAR LIBOR+3.000%, 01/31/26	1,495	1,468
Technicolor S.A., First Incremental U.S. Term Loan, 1st Lien 4.734%, VAR LIBOR+2.750%, 12/06/23	494	466
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien 4.573%, VAR LIBOR+2.500%, 04/15/25	1,000	988

		5,756

Medical Devices — 0.0%
MedPlast Holdings Inc., Term Loan, 1st Lien 0.000%, 06/26/25 (E)	224	223

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
MedPlast Holdings Inc., Term Loan, 2nd Lien 0.000%, 06/26/26 (E)	$122	$122

		345

Metals & Mining — 0.0%
Dynacast International LLC, Term B-2 Loan, 1st Lien 5.584%, VAR LIBOR+3.250%, 01/28/22	495	493

Metals/Minerals — 0.1%
Atkore International, Inc., Term Loan (2016) 5.090%, VAR LIBOR+2.750%, 12/22/23	1,246	1,243

Oil & Gas — 0.3%
BCP Raptor, LLC, Initial Term Loan, 1st Lien 6.421%, VAR LIBOR+4.250%, 06/24/24	469	458
EG America, LLC, Term Loan, 2nd Lien 0.000%, 03/23/26 (E)	500	493
EG Group Limited, Additional Facility Loan (USD) 6.334%, VAR LIBOR+4.000%, 02/07/25	1,163	1,151
Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC), Advance, 1st Lien 5.898%, VAR LIBOR+4.000%, 02/15/24	743	735
Lucid Energy Group II Borrower, LLC, Initial Term Loan, 1st Lien 4.934%, VAR LIBOR+3.000%, 02/17/25	1,000	994
Oryx Southern Delaware Holdings LLC, Initial Term Loan, 1st Lien 5.230%, VAR LIBOR+3.250%, 02/28/25	616	608
Philadelphia Energy Solutions Refining and Marketing LLC, Term Loan B, 1st Lien 8.750%, VAR Prime Rate by Country+4.000%, 04/04/18 (C)	688	640
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien 8.302%, VAR LIBOR+6.000%, 02/21/21	359	321
Traverse Midstream Partners LLC, Advance, 1st Lien 5.850%, VAR LIBOR+4.000%, 09/27/24	278	278

		5,678

Description	Face Amount (000)	Value (000)
Personal Services — 0.1%
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien 4.930%, VAR LIBOR+2.750%, 05/18/25	$1,129	$1,119
4.740%, VAR LIBOR+2.750%, 05/18/25	103	102

		1,221

Professional & Business Services — 0.9%
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan 6.052%, VAR LIBOR+3.750%, 07/28/22	992	976
ASGN Incorporated (fka On Assignment, Inc.), Initial Term B-2 Loan 3.980%, VAR LIBOR+2.000%, 02/21/25	445	443
Avantor, Inc., Initial Dollar Term Loan 5.980%, VAR LIBOR+4.000%, 11/21/24	998	1,002
BCP Renaissance Parent LLC, Initial Term Loan, 1st Lien 6.359%, VAR LIBOR+3.500%, 10/31/24	717	715
Casmar Holdings (Australia) Pty Limited, Initial Term Loan 6.802%, VAR LIBOR+4.500%, 12/08/23	494	478
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien 4.844%, VAR LIBOR+2.750%, 03/01/24	742	739
4.730%, VAR LIBOR+2.750%, 03/01/24	895	891
Evertec, Term Loan A 4.586%, 01/20/17 (D)	22	22
Evertec, Term Loan A, 1st Lien 4.397%, 01/20/18 (D)	1,031	1,026
Explorer Holdings, Inc., Initial Term Loan, 1st Lien 5.806%, VAR LIBOR+3.750%, 05/02/23	251	249
FinCo I LLC, Initial Term Loan, 1st Lien 4.480%, VAR LIBOR+2.750%, 06/10/22	1,498	1,497

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien 5.308%, VAR LIBOR+3.000%, 12/29/23	$1,489	$1,481
Focus Financial Partners, LLC, Term Loan, 1st Lien 5.052%, 07/03/24	984	984
GHX Ultimate Parent Corporation, Initial Term Loan 5.302%, VAR LIBOR+3.000%, 06/21/24	748	747
Infinity Acquisition, LLC, Initial Term Loan, 1st Lien 5.302%, VAR LIBOR+3.000%, 08/06/21	1,141	1,140
Inovalon Holdings, Inc., Term Loan, 1st Lien 5.438%, VAR LIBOR+3.500%, 04/02/25	750	728
Lamar Media Corp., Term B Loan, 1st Lien 3.875%, VAR LIBOR+1.750%, 03/14/25	748	747
0.000%, VAR LIBOR+1.750%, 03/14/25 (E)	2	2
WEX Inc., Term B-2 Loan, 1st Lien 4.230%, VAR LIBOR+2.250%, 06/30/23	1,495	1,493

		15,360

Real Estate — 0.3%
Capital Automotive LP, Initial Tranche B Term Loan 8.100%, VAR LIBOR+6.000%, 03/21/25	220	221
Capital Automotive LP, Initial Tranche B-2 Term Loan 4.600%, VAR LIBOR+2.500%, 03/21/24	1,446	1,437
4.490%, VAR LIBOR+2.500%, 03/21/24	47	46
DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Limited), 2015-1 Additional Term Loan 5.609%, VAR LIBOR+3.250%, 11/04/21	1,000	998
5.552%, VAR LIBOR+3.250%, 11/04/21	39	39
5.234%, VAR LIBOR+3.250%, 11/04/21	2	2
iStar Inc. (fka iStar Financial Inc.), Loan, 1st Lien 4.974%, VAR LIBOR+3.000%, 10/01/21	945	943
4.891%, VAR LIBOR+3.000%, 10/01/21	186	186

Description	Face Amount (000)	Value (000)
Quality Care Properties, Term Loan B 7.230%, 10/24/22	$449	$451
Quality Care Properties, Term Loan B, 1st Lien 7.230%, 10/24/22	299	300
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien 5.052%, VAR LIBOR+2.750%, 12/15/23	493	494
RHP Hotel Properties, LP, Tranche B Term Loan, 1st Lien 4.070%, VAR LIBOR+2.000%, 05/11/24	743	741

		5,858

Restaurants — 0.1%
Flynn Restaurant, Term Loan, 1st Lien 0.000%, 06/20/25 (E)	787	785
Flynn Restaurant, Term Loan, 2nd Lien 0.000%, 06/22/26 (E)	532	527
Miller’s Ale House, Term Loan, 1st Lien 0.000%, 05/26/25 (E)	750	748

		2,060

Retailing — 0.2%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien 4.344%, VAR LIBOR+2.250%, 02/16/24	831	827
4.230%, VAR LIBOR+2.250%, 02/16/24	537	534
Belron Finance US LLC, Initial Term B Loan, 1st Lien 4.863%, VAR LIBOR+2.500%, 11/07/24	998	995
Mister Car Wash Holdings, Inc., Term Loan, 1st Lien 5.703%, VAR LIBOR+3.250%, 08/20/21	748	749
Trugreen Limited Partnership, Initial Incremental Term Loan 5.897%, VAR LIBOR+4.000%, 04/13/23	493	498

		3,603

Securities & Trusts — 0.2%
AssuredPartners, Inc., 2017 September Refinancing Term Loan 5.230%, VAR LIBOR+3.250%, 10/22/24	746	742

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Compass Group Diversified Holdings LLC, Term Loan, 1st Lien 4.480%, VAR LIBOR+2.500%, 04/18/25	$645	$644
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien 4.341%, VAR LIBOR+2.250%, 03/24/25	750	746
RPI Finance Trust, Initial Term Loan B-6, 1st Lien 4.334%, VAR LIBOR+2.000%, 03/27/23	730	729

		2,861

Shipping & Ship Building — 0.2%
AI Mistral Holdco Limited, Initial Term Loan 4.980%, VAR LIBOR+3.000%, 01/17/24	743	735
Hornblower Sub, LLC, Term Loan, 1st Lien 6.866%, 03/28/25 (D)	553	555
International Seaways Operating Corporation, Term Loan, 1st Lien 7.490%, VAR LIBOR+5.500%, 06/22/22	604	601
Navios Maritime Partners LP (Navios Partners Finance (US) Inc.), Initial Term Loan, 1st Lien 7.330%, VAR LIBOR+5.000%, 09/14/20	950	955

		2,846

Steel — 0.0%
Zekelman Industries (fka JMC Steel Group), Term Loan, 1st Lien 4.582%, VAR LIBOR+2.250%, 06/14/21	831	829

Telecommunications — 0.6%
Altice Financing S.A., March 2017 Refinancing Term Loan 5.098%, VAR LIBOR+2.750%, 07/15/25	945	929
CenturyLink, Inc., Initial Term B Loan, 1st Lien 4.730%, VAR LIBOR+2.750%, 01/31/25	998	976
Ciena, Refinancing Term Loan, 1st Lien 4.397%, VAR LIBOR+2.500%, 01/26/22	989	991
CPI International, Initial Term Loan, 1st Lien 9.230%, 07/25/25 (D)	313	313

Description	Face Amount (000)	Value (000)
Digicel International Finance Limited, Initial Term B Loan 5.610%, VAR LIBOR+3.250%, 05/27/24	$2	$2
Flint Acquisition Company, Inc 12/29/2023 Lien 1 5.100%, 09/07/21 (D)	2	2
Level 3 Financing, Inc., Tranche B 2024 Term Loan 4.334%, VAR LIBOR+2.250%, 02/22/24	1,670	1,664
MTN Infrastructure TopCo, Inc., Initial Term Loan, 1st Lien 4.980%, VAR LIBOR+3.000%, 11/15/24	857	857
SBA Senior Finance II LLC, Initial Term Loan, 1st Lien 3.990%, VAR LIBOR+2.000%, 04/11/25	1,221	1,212
Sprint Communications, Initial Term Loan 4.625%, VAR LIBOR+2.500%, 02/02/24	1,787	1,777
TVC Albany, Inc., Term Loan, 1st Lien 0.000%, 06/19/25 (E)	687	684
0.000%, 06/19/26 (E)	306	305
Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Facility 4.344%, VAR LIBOR+2.250%, 01/19/24	1,226	1,224

		10,936

Textile & Apparel Mfg. — 0.1%
ABG Intermediate Holdings 2 LLC, Amendment No. 1 Delayed Draw 0.000%, 09/27/24 (E)	157	156
0.000%, 09/29/25 (E)	38	38
ABG Intermediate Holdings 2 LLC, Initial Term Loan 10.052%, VAR LIBOR+7.750%, 09/29/25	569	568
5.802%, VAR LIBOR+3.500%, 09/27/24	435	434

		1,196

Trading Companies & Distributors — 0.0%
SouthernCarlson Inc., Term Loan 6.230%, 03/21/25	165	164
SouthernCarlson Inc., Term Loan, 1st Lien 6.552%, 03/21/25	222	222
SouthernCarlson Inc., Term Loan, 2nd Lien 11.052%, 03/23/26	231	222

		608

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Transportation — 0.1%
Agro Merchants North America Holdings, Inc., Effective Date Loan 6.052%, VAR LIBOR+3.750%, 11/15/24	$998	$999
XPO Logistics, Inc., Refinancing Term Loan (2018) 3.961%, VAR LIBOR+2.000%, 02/24/25	1,046	1,036

		2,035

Waste Management — 0.0%
GFL Environmental, Term Loan B, 1st Lien 5.084%, 05/30/25 (D)	662	657
GFL Environmental, Term Loan, 1st Lien 0.000%, 05/30/25 (E)	82	82

		739

Total Loan Participations (Cost $170,647) (000)		169,640

SOVEREIGN DEBT — 8.5%
1MDB Global Investments 4.400%, 03/09/23	3,100	2,722
African Development Bank 2.625%, 03/22/21	125	125
2.125%, 11/16/22	50	48
1.375%, 02/12/20	100	98
1.125%, 09/20/19	100	98
Andina de Fomento 4.375%, 06/15/22	100	103
Anglo American Capital 4.500%, 03/15/28 (A)	2,186	2,110
Angolan Government International Bond 9.500%, 11/12/25 (A)	550	600
9.375%, 05/08/48 (A)	320	323
8.250%, 05/09/28 (A)	1,060	1,060
Argentine Republic Government International Bond 8.280%, 12/31/33	2,284	2,135
7.625%, 04/22/46	685	553
7.500%, 04/22/26	3,565	3,289
7.125%, 07/06/36 (A)	560	449
7.125%, 06/28/17	360	274
6.875%, 01/11/48	830	621
5.625%, 01/26/22	935	874
3.750%, 03/31/19	1,964	1,114
Armenia International Bond 6.000%, 09/30/20 (A)	676	690
Asian Development Bank 2.750%, 03/17/23	235	234
2.750%, 01/19/28	200	195
2.375%, 08/10/27	100	95

Description	Face Amount (000)(1)	Value (000)
2.000%, 01/22/25	100	$94
1.750%, 06/08/21	200	194
1.625%, 08/26/20	100	98
1.625%, 03/16/21	200	194
1.000%, 08/16/19	100	98
Azerbaijan Government International Bond 4.750%, 03/18/24 (A)	795	787
Bahamas Government International Bond 6.000%, 11/21/28 (A)	800	798
Banco Nacional de Desenvolvimento Economico e Social 4.750%, 05/09/24 (A)	185	174
Bolivian Government International Bond 4.500%, 03/20/28 (A)	880	761
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/21 (BRL)	4,330	1,133
10.000%, 01/01/23 (BRL)	3,425	863
Brazilian Government International Bond 6.000%, 04/07/26	200	205
5.625%, 01/07/41	370	321
5.625%, 02/21/47	870	738
4.875%, 01/22/21	365	370
Canada Government International Bond 2.000%, 11/15/22	100	97
Chile Government International Bond 3.240%, 02/06/28	200	191
3.125%, 01/21/26	107	102
Colombia Government International Bond 7.375%, 09/18/37	1,145	1,426
6.125%, 01/18/41	735	823
5.000%, 06/15/45	860	846
4.500%, 01/28/26	340	345
4.375%, 07/12/21	200	204
4.000%, 02/26/24	970	969
3.875%, 04/25/27	570	551
Costa Rica Government International Bond 7.158%, 03/12/45 (A)	900	889
7.000%, 04/04/44 (A)	520	507
Council of Europe Development Bank 2.625%, 02/13/23	30	29
1.750%, 11/14/19	100	99
Dominican Republic International Bond 7.450%, 04/30/44 (A)	1,205	1,250
6.875%, 01/29/26 (A)	1,995	2,113

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
6.850%, 01/27/45 (A)	$250	$248
6.600%, 01/28/24 (A)	290	304
6.500%, 02/15/48 (A)	780	740
5.950%, 01/25/27 (A)	800	790
5.500%, 01/27/25 (A)	365	362
Ecuador Government International Bond 10.750%, 03/28/22 (A)	790	811
9.650%, 12/13/26 (A)	760	712
8.875%, 10/23/27 (A)	700	619
8.750%, 06/02/23 (A)	440	412
7.950%, 06/20/24 (A)	1,480	1,306
7.950%, 06/20/24	210	185
7.875%, 01/23/28 (A)	680	570
Egypt Government International Bond 8.500%, 01/31/47 (A)	500	484
7.903%, 02/21/48 (A)	1,120	1,019
7.500%, 01/31/27 (A)	1,060	1,042
5.577%, 02/21/23 (A)	360	341
El Salvador Government International Bond 7.650%, 06/15/35 (A)	1,450	1,417
7.375%, 12/01/19 (A)	365	373
European Bank for Reconstruction & Development 1.750%, 11/26/19	150	148
1.500%, 03/16/20	200	196
0.875%, 07/22/19	200	197
European Investment Bank 3.250%, 01/29/24	250	253
2.500%, 03/15/23	295	289
2.375%, 05/13/21	250	247
2.375%, 05/24/27	250	237
2.250%, 03/15/22	150	147
2.125%, 10/15/21	200	196
2.125%, 04/13/26	100	94
2.000%, 12/15/22	150	144
1.375%, 06/15/20	150	146
1.375%, 09/15/21	100	96
1.250%, 12/16/19	300	294
Export Credit Bank of Turkey 5.875%, 04/24/19 (A)	200	200
Export Development Canada 2.500%, 01/24/23	100	98
2.000%, 05/17/22	200	194
Export-Import Bank of Korea 2.875%, 01/21/25	200	188
2.500%, 05/10/21	200	195
Georgia Government International Bond 6.875%, 04/12/21 (A)	1,460	1,548
Ghana Government International Bond 10.750%, 10/14/30 (A)	1,675	2,032
8.627%, 06/16/49 (A)	780	759
7.625%, 05/16/29 (A)	1,520	1,484

Description	Face Amount (000)	Value (000)
Guatemala Government Bond 4.875%, 02/13/28 (A)	$400	$381
Hashemite Kingdom of Jordan Government AID Bond 2.503%, 10/30/20	200	199
Honduras Government International Bond 8.750%, 12/16/20 (A)	670	724
7.500%, 03/15/24 (A)	200	213
6.250%, 01/19/27 (A)	330	331
Hungary Government International Bond 5.750%, 11/22/23	900	968
5.375%, 03/25/24	1,670	1,774
Indonesia Government International Bond 8.500%, 10/12/35 (A)	1,710	2,300
8.500%, 10/12/35	260	350
4.350%, 01/11/48	200	179
3.700%, 01/08/22 (A)	210	208
Inter-American Development Bank 2.625%, 04/19/21	265	264
2.500%, 01/18/23	150	148
2.375%, 07/07/27	100	95
2.125%, 11/09/20	250	247
2.125%, 01/15/25	125	119
1.875%, 03/15/21	150	147
1.750%, 04/14/22	150	144
1.750%, 09/14/22	100	96
1.625%, 05/12/20	150	147
International Bank for Reconstruction & Development 2.500%, 11/25/24	300	292
2.500%, 07/29/25	150	146
2.250%, 06/24/21	50	49
2.125%, 12/13/21	200	195
2.125%, 02/13/23	100	97
2.000%, 01/26/22	200	194
1.875%, 10/07/19	200	198
1.875%, 04/21/20	200	197
1.625%, 03/09/21	150	146
1.375%, 09/20/21	300	287
1.250%, 07/26/19	100	99
International Finance 2.000%, 10/24/22	50	48
1.625%, 07/16/20	100	98
1.125%, 07/20/21	100	95
Israel Government International Bond 3.150%, 06/30/23	200	198
Ivory Coast Government International Bond 6.125%, 06/15/33 (A)	1,010	890
5.750%, 12/31/32 (A)	766	710
5.375%, 07/23/24 (A)	450	421
Japan Bank for International Cooperation 2.500%, 06/01/22	200	195
2.375%, 04/20/26	200	188

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
2.250%, 11/04/26	200	$185
2.125%, 07/21/20	200	197
Jordan Government International Bond 7.375%, 10/10/47 (A)	1,020	934
6.125%, 01/29/26 (A)	200	193
5.750%, 01/31/27 (A)	570	529
Kenya Government International Bond 8.250%, 02/28/48 (A)	1,350	1,264
7.250%, 02/28/28 (A)	390	375
6.875%, 06/24/24 (A)	585	577
Korea Development Bank 2.500%, 01/13/21	200	195
Korea International Bond 2.750%, 01/19/27	200	188
Kreditanstalt fuer Wiederaufbau 2.125%, 03/07/22	150	146
1.750%, 03/31/20	500	492
1.750%, 09/15/21	200	194
1.625%, 05/29/20	250	245
Lebanon Government International Bond 8.250%, 04/12/21	920	877
6.750%, 11/29/27	320	246
6.650%, 11/03/28	210	158
6.600%, 11/27/26	450	353
6.375%, 03/09/20	285	273
6.200%, 02/26/25	390	310
6.100%, 10/04/22	550	472
6.000%, 01/27/23	505	424
5.450%, 11/28/19	580	556
Malaysia Government Bond 4.254%, 05/31/35 (MYR)	1,000	228
3.844%, 04/15/33 (MYR)	2,510	562
Mexico Government International Bond 5.550%, 01/21/45	500	523
4.600%, 02/10/48	1,965	1,808
4.150%, 03/28/27	775	763
4.125%, 01/21/26	200	198
3.750%, 01/11/28	200	189
Mongolia Government International Bond 10.875%, 04/06/21 (A)	2,100	2,340
8.750%, 03/09/24 (A)	200	215
5.625%, 05/01/23 (A)	530	501
5.125%, 12/05/22	490	458
Nigeria Government International Bond 7.875%, 02/16/32 (A)	720	706
7.696%, 02/23/38 (A)	720	680
7.625%, 11/28/47 (A)	570	519
7.143%, 02/23/30 (A)	720	679
6.750%, 01/28/21 (A)	220	224
6.500%, 11/28/27 (A)	1,220	1,134
Nordic Investment Bank 1.500%, 09/29/20	200	195

Description	Face Amount (000)(1)	Value (000)
Oman Government International Bond 6.750%, 01/17/48 (A)	990	$896
6.500%, 03/08/47 (A)	860	770
5.625%, 01/17/28 (A)	1,405	1,322
5.375%, 03/08/27 (A)	1,235	1,163
4.750%, 06/15/26 (A)	465	426
3.875%, 03/08/22 (A)	300	288
3.625%, 06/15/21 (A)	200	194
Oman Sovereign Sukuk SAOC 4.397%, 06/01/24 (A)	620	582
Pakistan Government International Bond 8.250%, 04/15/24 (A)	420	401
8.250%, 09/30/25 (A)	770	734
6.875%, 12/05/27 (A)	640	555
Panama Government International Bond 9.375%, 04/01/29	455	637
6.700%, 01/26/36	1,485	1,819
5.200%, 01/30/20	100	104
4.500%, 05/15/47	200	194
4.500%, 04/16/50	371	357
Peru Government Bond 6.150%, 08/12/32 (PEN) (A)	2,320	723
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/27 (A)	690	665
Peruvian Government International Bond 8.750%, 11/21/33	1,300	1,908
7.350%, 07/21/25	100	122
6.950%, 08/12/31 (PEN) (A)	1,000	333
6.550%, 03/14/37	865	1,079
5.625%, 11/18/50	1,080	1,254
Philippine Government International Bond 7.750%, 01/14/31	209	275
5.500%, 03/30/26	200	220
4.200%, 01/21/24	200	204
3.700%, 02/02/42	300	276
Poland Government International Bond 6.375%, 07/15/19	200	207
4.000%, 01/22/24	125	127
3.000%, 03/17/23	150	146
Province of Alberta Canada 3.300%, 03/15/28	200	200
2.200%, 07/26/22	100	96
1.900%, 12/06/19	200	198
Province of British Columbia Canada 2.000%, 10/23/22	100	96
Province of Manitoba Canada 2.125%, 06/22/26	500	457
2.050%, 11/30/20	150	147

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
Province of New Brunswick Canada 3.625%, 02/24/28	100	$102
Province of Ontario Canada 2.500%, 04/27/26	500	475
2.450%, 06/29/22	200	195
1.875%, 05/21/20	150	147
Province of Quebec Canada 2.875%, 10/16/24	100	98
2.625%, 02/13/23	200	196
2.500%, 04/20/26	600	571
Provincia de Buenos Aires 7.875%, 06/15/27 (A)	345	302
6.500%, 02/15/23 (A)	300	274
Provincia de Cordoba 7.125%, 06/10/21 (A)	820	775
Qatar Government International Bond 4.500%, 04/23/28 (A)	1,673	1,689
3.875%, 04/23/23 (A)	948	947
Republic of Belarus International Bond 6.875%, 02/28/23 (A)	680	703
Republic of Italy Government International Bond 5.375%, 06/15/33	300	325
Republic of South Africa Government Bond 8.750%, 02/28/48 (ZAR)	5,500	365
6.500%, 02/28/41 (ZAR)	20,065	1,043
Republic of South Africa Government International Bond 5.875%, 06/22/30	400	396
4.300%, 10/12/28	2,000	1,782
Russian Federal Bond - OFZ 8.150%, 02/03/27 (RUB)	72,700	1,202
Russian Foreign Bond -Eurobond 5.625%, 04/04/42 (A)	600	627
5.250%, 06/23/47 (A)	1,400	1,348
4.875%, 09/16/23 (A)	400	415
4.750%, 05/27/26	1,000	1,001
Saudi Government International Bond 5.000%, 04/17/49 (A)	656	638
4.500%, 04/17/30 (A)	495	494
Senegal Government International Bond 8.750%, 05/13/21 (A)	376	405
6.750%, 03/13/48 (A)	1,160	990
6.250%, 05/23/33 (A)	535	474
Serbia Government International Bond 7.250%, 09/28/21 (A)	510	556
Sri Lanka Government International Bond 6.825%, 07/18/26 (A)	430	412
6.250%, 07/27/21 (A)	395	397

Description	Face Amount (000)(1)	Value (000)
6.200%, 05/11/27 (A)	1,680	$1,533
5.875%, 07/25/22 (A)	295	290
Turkey Government International Bond 8.000%, 02/14/34	506	530
7.375%, 02/05/25	610	630
6.875%, 03/17/36	810	762
6.000%, 03/25/27	1,400	1,315
5.750%, 05/11/47	715	577
5.625%, 03/30/21	1,180	1,173
4.875%, 04/16/43	1,230	915
4.250%, 04/14/26	740	632
Ukraine Government AID Bonds 1.471%, 09/29/21	200	192
Ukraine Government International Bond 7.750%, 09/01/21 (A)	214	211
7.750%, 09/01/22 (A)	1,749	1,708
7.750%, 09/01/23 (A)	1,634	1,573
7.750%, 09/01/24 (A)	394	373
7.750%, 09/01/25 (A)	784	734
7.750%, 09/01/27 (A)	215	197
7.375%, 09/25/32 (A)	1,130	968
3.023%, 05/31/40 (A)(D)	314	198
Uruguay Government International Bond 9.875%, 06/20/22 (UYU) (A)	5,900	186
8.500%, 03/15/28 (UYU) (A)	3,940	109
5.100%, 06/18/50	1,311	1,288
4.975%, 04/20/55	960	931
4.500%, 08/14/24	100	103
Venezuela Government International Bond 7.750%, 10/13/19 (C)	515	140
7.650%, 04/21/25 (C)	362	97
7.000%, 03/31/38 (C)	422	114
Zambia Government International Bond 8.970%, 07/30/27 (A)	485	428
8.500%, 04/14/24 (A)	405	360
5.375%, 09/20/22 (A)	680	565

Total Sovereign Debt (Cost $156,616) (000)		148,629

ASSET-BACKED SECURITIES — 5.4%
Automotive — 2.8%
American Credit Acceptance Receivables Trust, Ser 2018-2, Cl A 2.940%, 01/10/22 (A)	1,743	1,743
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A2A 2.710%, 07/19/21	1,885	1,884
AmeriCredit Automobile Receivables Trust, Ser 2017-1, Cl A2A 1.510%, 05/18/20	393	393

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl A2A 1.830%, 05/18/21	$3,334	$3,320
AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl A3 2.040%, 07/18/22	335	330
AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl B 2.360%, 12/19/22	1,319	1,295
BMW Floorplan Master Owner Trust, Ser 2018-1, Cl A2 2.350%, VAR LIBOR USD 1 Month+0.320%, 05/15/23 (A)	1,721	1,721
Capital Auto Receivables Asset Trust, Ser 2017-1, Cl A2 1.760%, 06/22/20 (A)	1,331	1,327
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A 1.750%, 06/15/21 (A)	88	88
CarMax Auto Owner Trust, Ser 2016-4, Cl A4 1.600%, 06/15/22	250	242
CarMax Auto Owner Trust, Ser 2017-3, Cl A2A 1.640%, 09/15/20	1,639	1,632
CarMax Auto Owner Trust, Ser 2018-2, Cl A4 3.160%, 07/17/23	1,098	1,098
CPS Auto Receivables Trust, Ser 2016-C, Cl A 1.620%, 01/15/20 (A)	144	144
CPS Auto Receivables Trust, Ser 2017-C, Cl A 1.780%, 09/15/20 (A)	503	501
CPS Auto Receivables Trust, Ser 2018-A, Cl A 2.160%, 05/17/21 (A)	1,470	1,464
CPS Auto Trust, Ser 2016-D, Cl A 1.500%, 06/15/20 (A)	526	525
Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A 3.010%, 02/16/27 (A)	1,099	1,088
Drive Auto Receivables Trust, Ser 2017-2, Cl B 2.250%, 06/15/21	1,532	1,530
Drive Auto Receivables Trust, Ser 2017-3, Cl B 2.300%, 05/17/21	1,343	1,340
Drive Auto Receivables Trust, Ser 2017-BA, Cl B 2.200%, 05/15/20 (A)	322	322

Description	Face Amount (000)	Value (000)
Drive Auto Receivables Trust, Ser 2018-1, Cl B 2.880%, 02/15/22	$1,193	$1,190
DT Auto Owner Trust, Ser 2017-2A, Cl A 1.720%, 05/15/20 (A)	432	431
DT Auto Owner Trust, Ser 2017-3A, Cl A 1.730%, 08/17/20 (A)	898	896
DT Auto Owner Trust, Ser 2017-4A, Cl A 1.850%, 08/17/20 (A)	2,283	2,276
DT Auto Owner Trust, Ser 2018-2A, Cl B 3.430%, 05/16/22 (A)	1,913	1,913
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl A 1.840%, 11/16/20 (A)	337	336
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl A 2.210%, 05/17/21 (A)	1,453	1,448
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1 1.530%, 11/16/20 (A)	174	174
First Investors Auto Owner Trust, Ser 2018-1A, Cl A1 2.840%, 05/16/22 (A)	1,246	1,246
Flagship Credit Auto Trust, Ser 2015-3, Cl A 2.380%, 10/15/20 (A)	78	78
Flagship Credit Auto Trust, Ser 2016-4, Cl A1 1.470%, 03/16/20 (A)	103	102
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A2A 1.490%, 05/15/20	1,543	1,537
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A3 1.690%, 11/15/21	145	143
Ford Credit Auto Owner Trust, Ser 2017-C, Cl A3 2.010%, 03/15/22	1,197	1,180
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A 3.190%, 07/15/31 (A)	572	563
GM Financial Automobile Leasing Trust, Ser 2018-2, Cl A3 3.060%, 06/21/21	100	100
GM Financial Consumer Automobile, Ser 2017-1A, Cl A3 1.780%, 10/18/21 (A)	2,314	2,285
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl A3 2.320%, 07/18/22	2,060	2,034

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl A4 2.460%, 07/17/23	$1,517	$1,487
Honda Auto Receivables Owner Trust, Ser 2017-4, Cl A3 2.050%, 11/22/21	1,202	1,186
Honda Auto Receivables Owner Trust, Ser 2018-1, Cl A3 2.640%, 02/15/22	180	179
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl A2 1.490%, 02/18/20	19	19
Santander Drive Auto Receivables Trust, Ser 2018-1, Cl D 3.320%, 03/15/24	85	84
Toyota Auto Receivables Owner Trust, Ser 2017-A, Cl A2A 1.420%, 09/16/19	818	817
Toyota Auto Receivables Owner Trust, Ser 2018-A, Cl A4 2.520%, 05/15/23	2,773	2,733
Volkswagen Auto Loan Enhanced Trust, Ser 2018-1, Cl A4 3.150%, 07/22/24	1,767	1,767
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2 1.780%, 04/15/20 (A)	805	804
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl A1 1.750%, 02/15/19 (A)	98	98

		49,093

Credit Card — 1.8%
American Express Credit Account Master Trust, Ser 2017-1, Cl A 1.930%, 09/15/22	3,149	3,103
American Express Credit Account Master Trust, Ser 2017-6, Cl A 2.040%, 05/15/23	3,176	3,112
American Express Credit Account Master Trust, Ser 2018-2, Cl A 3.010%, 10/15/25	1,033	1,028
BA Credit Card Trust, Ser 2017-A1, Cl A1 1.950%, 08/15/22	2,168	2,135

Description	Face Amount (000)	Value (000)
Capital One Multi-Asset Execution Trust, Ser 2017-A1, Cl A1 2.000%, 01/17/23	$2,123	$2,092
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4 1.990%, 07/17/23	1,177	1,153
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5 2.653%, VAR LIBOR USD 1 Month+0.580%, 07/15/27	1,924	1,933
Chase Issuance Trust, Ser 2018-A1, Cl A1 2.273%, VAR LIBOR USD 1 Month+0.200%, 04/17/23	2,658	2,657
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1 2.880%, 01/23/23	200	199
Citibank Credit Card Issuance Trust, Ser 2017-A2, Cl A2 1.740%, 01/19/21	5,296	5,274
Citibank Credit Card Issuance Trust, Ser 2017-A7, Cl A7 2.400%, VAR LIBOR USD 1 Month+0.370%, 08/08/24	2,642	2,647
Citibank Credit Card Issuance Trust, Ser 2017-A8, Cl A8 1.860%, 08/08/22	250	244
Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2 2.414%, VAR LIBOR USD 1 Month+0.330%, 01/21/25	2,078	2,080
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4 1.390%, 03/15/22	270	266
Discover Card Execution Note Trust, Ser 2017-A7, Cl A7 2.433%, VAR LIBOR USD 1 Month+0.360%, 04/15/25	2,209	2,215
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A 3.470%, 05/15/26	200	201

		30,339

Other Asset-Backed Securities — 0.8%
AJAX Mortgage Loan Trust, Ser 2016-C, Cl A 4.000%, 10/25/57 (A)	617	618
AJAX Mortgage Loan Trust, Ser 2017-A, Cl A 3.470%, 04/25/57 (A)	265	263
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN7, Cl A1 3.105%, 09/28/32 (A)	529	527

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1 3.352%, 11/28/32 (A)	$1,134	$1,128
Bayview Opportunity Master Fund IIIb Trust, Ser 2017-RN3, Cl A1 3.228%, 05/28/32 (A)	40	40
Bayview Opportunity Master Fund IVa Trust, Ser 2018-RN1, Cl A1 3.278%, 01/28/33 (A)	998	991
Bayview Opportunity Master Fund IVa Trust, Ser 2018-RN3, Cl A1 3.672%, 03/28/33 (A)	290	289
CAM Mortgage Trust, Ser 2016-2, Cl A1 3.250%, 06/15/57 (A)	17	17
Ford Credit Floorplan Master Owner Trust, Ser 2017-3, Cl A 2.480%, 09/15/24	150	146
GCAT, Ser 2017-2, Cl A1 3.500%, 04/25/47 (A)	663	658
GCAT, Ser 2017-3, Cl A1 3.352%, 04/25/47 (A)	196	195
GCAT, Ser 2017-5, Cl A1 3.228%, 07/25/47 (A)	169	168
GCAT, Ser 2018-1, Cl A1 3.844%, 06/25/48 (A)	725	724
NYMT Residential, Ser 2016-RP1A, Cl A 4.000%, 03/25/21 (A)	59	60
Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL1, Cl A1 3.000%, 06/25/57 (A)	801	794
Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL2, Cl A1 3.000%, 07/25/57 (A)	1,063	1,053
PRPM, Ser 2017-2A, Cl A1 3.470%, 09/25/22 (A)	937	931
RCO Mortgage, Ser 2017-1, Cl A1 3.375%, 08/25/22 (A)	1,309	1,301
RCO V Mortgage, Ser 2018-1, Cl A1 4.000%, 05/25/23 (A)	1,697	1,697
VOLT LV, Ser 2017-NPL2, Cl A1 3.500%, 03/25/47 (A)	766	763
VOLT LVI, Ser 2017-NPL3, Cl A1 3.500%, 03/25/47 (A)	589	587

Description	Face Amount (000)	Value (000)
VOLT LVII, Ser 2017-NPL4, Cl A1 3.375%, 04/25/47 (A)	$191	$190
VOLT LXI, Ser 2017-NPL8, Cl A1 3.125%, 06/25/47 (A)	671	667
VOLT XXXVIII, Ser 2015-NP12, Cl A1 3.875%, 09/25/45 (A)	51	51

		13,858

Total Asset-Backed Securities (Cost $93,838) (000)		93,290

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
FFCB 1.680%, 10/13/20	100	98
1.550%, 05/08/20	200	196
FHLB 2.750%, 12/13/24	300	296
2.625%, 05/28/20	250	250
2.300%, 07/19/22	200	195
2.260%, 10/04/22	150	147
2.200%, 01/29/21	155	153
2.160%, 08/17/22	100	97
2.150%, 02/14/20 - 09/26/22	500	492
1.875%, 11/29/21	150	146
1.375%, 11/15/19	125	123
1.000%, 09/26/19	250	246
0.875%, 08/05/19	100	98
FHLMC 6.250%, 07/15/32	1,279	1,712
4.500%, 05/01/42	966	1,015
4.000%, 03/15/40 - 03/01/46	3,310	3,395
3.500%, 07/01/46 - 05/01/48	18,879	18,040
3.200%, 05/15/23	250	250
3.000%, 11/01/27 - 04/01/47	6,703	6,543
2.500%, 04/23/20	750	749
2.375%, 01/13/22	2,589	2,555
1.330%, 12/30/20	400	385
1.250%, 08/01/19	500	494
FHLMC Multifamily Structured Pass Through Certificates 3.900%, 04/25/28	1,038	1,074
3.444%, 12/25/27	100	100
FHLMC Multifamily Structured Pass-Through Certificates 3.590%, 01/25/25	425	434
FNMA 6.625%, 11/15/30	300	402
4.500%, 12/01/40 - 04/01/48	618	646
4.000%, 12/01/41 - 04/01/48	12,528	12,830
3.560%, 09/25/21 (D)	180	183
3.500%, 04/01/38 - 06/01/48	5,753	5,752
3.000%, 04/01/32 - 09/01/46	14,722	14,411
2.625%, 09/06/24	1,399	1,376
2.500%, 12/01/27 - 01/01/33	557	543
2.125%, 04/24/26	200	187

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
2.000%, 01/05/22	$500	$487
1.875%, 12/28/20	131	129
1.650%, 01/27/20	300	295
1.500%, 06/22/20 -11/30/20	927	906
1.000%, 08/28/19	250	246
GS Mortgage Securities Trust 3.442%, 11/10/49 (D)	365	358
Tennessee Valley Authority 5.250%, 09/15/39	200	253
2.875%, 02/01/27	250	244

Total U.S. Government Agency Obligations (Cost $79,362) (000)		78,531

MUNICIPAL BONDS — 0.5%
Bay Area, Toll Authority RB 6.263%, 04/01/49	200	278
California State GO 7.300%, 10/01/39	935	1,325
California State, Department of Water Resources, Power Supply Revenue RB 2.000%, 05/01/22	100	96
Commonwealth Financing Authority RB 3.864%, 06/01/38	150	147
Florida State, Hurricane Catastrophe Fund RB 2.995%, 07/01/20	150	150
Houston GO 3.961%, 03/01/47	150	149
Illinois State GO 5.100%, 06/01/33	935	885
New Jersey State, Economic Development Authority RB 7.425%, 02/15/29	315	383
New Jersey State, Transportation Trust Fund Authority RB 6.561%, 12/15/40	470	584
5.754%, 12/15/28	1,400	1,555
Permanent University Fund -Texas A&M University System RB 3.660%, 07/01/47	100	95
Sales Tax Securitization RB 3.820%, 01/01/48	100	96
South Carolina State, Public Service Authority RB 2.388%, 12/01/23	100	93
State of California GO 7.500%, 04/01/34	1,020	1,432
4.600%, 04/01/38	315	330
4.500%, 04/01/33	25	26

Description	Face Amount (000)	Value (000)
3.500%, 04/01/28	$25	$25
3.375%, 04/01/25	20	20
2.800%, 04/01/21	15	15
State of Wisconsin RB 3.154%, 05/01/27	200	196
University of California RB 4.858%, 05/15/12	200	212
University of Texas, Taxable Financing System RB 3.354%, 08/15/47	250	230

Total Municipal Bonds (Cost $8,403) (000)		8,322

COMMERCIAL PAPER — 0.2%
Lloyds Banking 2.162%, 08/06/18 (B)	4,215	4,206

Total Commercial Paper (Cost $4,206) (000)		4,206

	Shares
Short-Term Investment — 7.9%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 1.740% (F)	138,658,433	138,658

Total Short-Term Investment (Cost $138,658) (000)		138,658

Total Investments In Securities — 109.5% (Cost $1,944,469) (000)		$1,910,672

Percentages are based on net assets of $1,744,391 (000).

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows (000):

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
U.S. 10-Year Treasury Note	(35)	Sep-2018	$(4,209)	$(4,207)	$2

A list of the open forward foreign currency contracts held by the Fund at June 30, 2018 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	07/13/18	ILS	2,963	USD	849	$38
HSBC	07/13/18	USD	848	ILS	2,963	(37)
HSBC	07/16/18	ZAR	2,930	USD	212	(1)
Brown Brothers Harriman	07/16/18	USD	430	ZAR	5,510	(29)
Brown Brothers Harriman	07/17/18	INR	24,230	USD	357	4
BNP Paribas	07/20/18	USD	119	PEN	383	(2)
HSBC	08/13/18	USD	350	KZT	118,300	(6)

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

KP Fixed Income Fund

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
State Street	08/16/18	BRL	4,157	USD	1,152	$85
Brown Brothers Harriman	08/16/18	BRL	2,616	USD	663	(8)
Citi	08/16/18	BRL	1,477	USD	387	8
Brown Brothers Harriman	09/12/18	USD	816	CLP	516,000	(27)
BNP Paribas	09/12/18	CLP	516,000	USD	810	21

						$46

(1)	In U.S. dollars unless otherwise indicated.
(A)

Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at June 30, 2018 was $196,092 (000) and represents 11.2% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security in default on interest payments.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Unsettled bank loan. Interest rate not available.
(F)	The rate reported is the 7-day effective yield as of June 30, 2018.
(G)	Credit-linked note.

AID — Agency for International Development

ARS — Argentine Peso

BRL — Brazilian Real

CJSC — Closed Joint Stock Company

Cl — Class

CLP — Chilean Peso

EGP — Egyptian Pound

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GEL — Georgian Lari

GHS — Ghana Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — Indian Rupee

JSC — Joint Stock Company

KZT — Kazakhstan Tenge

LIBOR — London Interbank Offered Rate

LKR — Sri Lanka Rupee

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Sol

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

RUB — Russian Ruble

S&P — Standard & Poor’s

Ser — Series

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — U.S. Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$449,990	$—	$449,990
Corporate Obligations	—	439,582	—	439,582
Mortgage-Backed Securities	—	379,824	—	379,824
Loan Participations	—	169,640	—	169,640
Sovereign Debt	—	148,629	—	148,629
Asset-Backed Securities	—	93,290	—	93,290
U.S. Government Agency Obligations	—	78,531	—	78,531
Municipal Bonds	—	8,322	—	8,322
Commercial Paper	—	4,206	—	4,206
Short-Term Investment	138,658	—	—	138,658

Total Investments in Securities	$138,658	$1,772,014	$—	$1,910,672

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$2	$—	$—	$2
Forwards Contracts**
Unrealized Appreciation	—	156	—	156
Unrealized Depreciation	—	(110)	—	(110)

Total Other Financial Instruments	$2	$46	$—	$48

**	Futures contracts and forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the six-months ended June 30, 2018, there were no transfers between Level 2 and Level 1 assets and liabilities. For the six-months ended June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities or Level 1 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund
Assets:
Affiliated Investments at Cost	$284,611	$620,595	$814,234	$823,788
Unaffiliated Investments at Cost	112,843	213,483	218,319	156,629

Affiliated Investments at Fair Value	$300,774	$667,378	$890,264	$914,528
Unaffiliated Investments at Fair Value	113,479	214,334	219,622	158,292
Cash	98	211	269	248
Receivable for Investment Securities Sold	491	542	125	—
Dividends Receivable	69	118	99	52
Receivable for Capital Shares Sold	—	—	—	33
Prepaid Expenses	7	14	17	16

Total Assets	414,918	882,597	1,110,396	1,073,169

Liabilities:
Payable for Capital Shares Redeemed	483	525	104	—
Payable due to Administrator	9	18	23	22
Payable due to Adviser	4	8	8	6
Chief Compliance Officer Fees Payable	1	2	2	2
Payable for Investment Securities Purchased	—	—	—	13
Other Accrued Expenses	21	41	51	48

Total Liabilities	518	594	188	91

Net Assets	$414,400	$882,003	$1,110,208	$1,073,078

NET ASSETS:
Paid-in Capital	$384,132	$805,048	$995,174	$942,963
Undistributed Net Investment Income	857	1,551	1,523	1,051
Accumulated Net Realized Gain on Investments	12,612	27,770	36,178	36,661
Net Unrealized Appreciation on Investments	16,799	47,634	77,333	92,403

Net Assets	$414,400	$882,003	$1,110,208	$1,073,078

Institutional Class Shares:
Net Assets	$414,400	$882,003	$1,110,208	$1,073,078
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	39,434,113	80,727,866	98,469,038	93,082,438
Net Asset Value, Offering and Redemption Price Per Share*	$10.51	$10.93	$11.27	$11.53

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund
Assets:
Affiliated Investments at Cost	$965,137	$921,328	$703,413
Unaffiliated Investments at Cost	121,199	78,511	46,176

Affiliated Investments at Fair Value	$1,084,090	$1,040,934	$791,650
Unaffiliated Investments at Fair Value	123,314	80,354	47,291
Cash	250	192	113
Receivable for Investment Securities Sold	167	496	88
Dividends Receivable	19	—	—
Prepaid Expenses	18	17	12

Total Assets	1,207,858	1,121,993	839,154

Liabilities:
Payable for Capital Shares Redeemed	144	476	72
Payable due to Administrator	25	24	18
Payable due to Adviser	4	3	2
Chief Compliance Officer Fees Payable	3	2	2
Other Accrued Expenses	54	49	36

Total Liabilities	230	554	130

Net Assets	$1,207,628	$1,121,439	$839,024

NET ASSETS:
Paid-in Capital	$1,042,583	$959,637	$719,610
Undistributed Net Investment Income	752	421	200
Accumulated Net Realized Gain on Investments	43,225	39,932	29,862
Net Unrealized Appreciation on Investments	121,068	121,449	89,352

Net Assets	$1,207,628	$1,121,439	$839,024

Institutional Class Shares:
Net Assets	$1,207,628	$1,121,439	$839,024
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	102,530,789	93,934,564	69,785,496
Net Asset Value, Offering and Redemption Price Per Share*	$11.78	$11.94	$12.02

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund
Assets:
Affiliated Investments at Cost	$411,856	$126,400	$27,544
Unaffiliated Investments at Cost	24,172	7,262	1,518

Affiliated Investments at Fair Value	$455,968	$136,252	$28,370
Unaffiliated Investments at Fair Value	24,637	7,359	1,533
Cash	59	18	4
Receivable for Investment Securities Sold	133	37	6
Prepaid Expenses	6	2	—

Total Assets	480,803	143,668	29,913

Liabilities:
Payable for Capital Shares Redeemed	124	35	5
Payable due to Administrator	10	3	1
Payable due to Adviser	1	—	—
Chief Compliance Officer Fees Payable	1	—	—
Other Accrued Expenses	20	6	2

Total Liabilities	156	44	8

Net Assets	$480,647	$143,624	$29,905

NET ASSETS:
Paid-in Capital	$420,055	$129,512	$27,731
Undistributed Net Investment Income	91	26	5
Accumulated Net Realized Gain on Investments	15,924	4,137	1,328
Net Unrealized Appreciation on Investments	44,577	9,949	841

Net Assets	$480,647	$143,624	$29,905

Institutional Class Shares:
Net Assets	$480,647	$143,624	$29,905
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	39,610,338	11,817,134	2,466,213
Net Asset Value, Offering and Redemption Price Per Share*	$12.13	$12.15	$12.13

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund
Assets:
Investments at Cost	$1,928,113	$988,942	$1,404,818	$1,944,469
Cost of Foreign Currency	—	—	7,233	1,645

Investments at Fair Value	$2,325,907	$1,122,438	$1,516,915	$1,910,672
Cash	—	24	—	384
Foreign Currency at Value	—	—	7,240	1,571
Receivable for Investment Securities Sold	5,115	9,074	1,687	35,702
Dividends and Interest Receivable	1,759	865	2,890	10,644
Cash Collateral for Futures Contracts	1,144	242	1,455	40
Reclaims Receivable	177	8	2,391	29
Receivable for Capital Shares Sold	4	57	3	4
Unrealized Appreciation on Foreign Currency Spot Contracts	—	—	1	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	156
Prepaid Expenses	3	12	2	2

Total Assets	2,334,109	1,132,720	1,532,584	1,959,204

Liabilities:
Payable for Investment Securities Purchased	1,742	7,984	1,643	213,399
Payable for Capital Shares Redeemed	597	169	371	770
Payable due to Sub-Advisers	394	394	363	260
Payable due to Adviser	87	43	55	62
Payable due to Administrator	73	36	46	52
Chief Compliance Officer Fees Payable	2	1	1	1
Unrealized Depreciation on Foreign Currency Spot Contracts	—	—	1	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	110
Accrued Foreign Capital Gains Tax	—	—	498	—
Other Accrued Expenses	144	110	434	159

Total Liabilities	3,039	8,737	3,412	214,813

Net Assets	$2,331,070	$1,123,983	$1,529,172	$1,744,391

NET ASSETS:
Paid-in Capital	$1,812,284	$887,253	$1,361,309	$1,768,055
Undistributed Net Investment Income	17,238	3,182	17,076	24,883
Accumulated Net Realized Gain/(Loss) on Investments	104,266	100,187	39,539	(14,709)
Net Unrealized Appreciation/(Depreciation) on Investments	397,794	133,496	112,097	(33,797)
Net Unrealized Appreciation/(Depreciation) on Futures Contracts	(512)	(135)	(329)	2
Net Unrealized Depreciation on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	—	—	(22)	(43)
Accumulated Foreign Capital Gains Tax on Appreciated Securities	—	—	(498)	—

Net Assets	$2,331,070	$1,123,983	$1,529,172	$1,744,391

Institutional Class Shares:
Net Assets	$2,331,070	$1,123,983	$1,529,172	$1,744,391
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	173,990,868	86,958,285	141,184,619	176,908,728
Net Asset Value, Offering and Redemption Price Per Share*	$13.40	$12.93	$10.83	$9.86

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund
Investment Income:
Income Distributions from Unaffiliated Registered Investment Companies	$998	$1,837	$1,865	$1,370

Total Investment Income	998	1,837	1,865	1,370

Expenses:
Administration Fees	54	111	137	132
Investment Advisory Fees	26	47	46	33
Trustees’ Fees	5	10	13	12
Chief Compliance Officer Fees	2	4	4	4
Custodian Fees/Transfer Agent Fees	21	43	52	50
Professional Fees	12	24	30	29
Printing Fees	10	21	25	24
Registration Fees	8	20	28	28
Other Fees	3	6	7	7

Total Expenses	141	286	342	319

Net Investment Income	857	1,551	1,523	1,051

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	6,109	12,384	14,343	13,981
Net Realized Gain/(Loss) on Unaffiliated Investments	460	490	134	(133)
Net Change in Unrealized Depreciation on Affiliated Investments	(6,345)	(10,603)	(9,198)	(7,010)
Net Change in Unrealized Depreciation on Unaffiliated Investments	(1,261)	(1,795)	(1,313)	(639)

Net Realized and Unrealized Gain/(Loss) on Investments	(1,037)	476	3,966	6,199

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(180)	$2,027	$5,489	$7,250

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund
Investment Income:
Income Distributions from Unaffiliated Registered Investment Companies	$1,100	$735	$431

Total Investment Income	1,100	735	431

Expenses:
Administration Fees	148	137	102
Investment Advisory Fees	26	17	10
Trustees’ Fees	14	13	9
Chief Compliance Officer Fees	5	4	3
Custodian Fees/Transfer Agent Fees	56	51	38
Professional Fees	32	30	22
Registration Fees	32	30	23
Printing Fees	27	25	19
Other Fees	8	7	5

Total Expenses	348	314	231

Net Investment Income	752	421	200

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	16,076	13,855	10,492
Net Realized Loss on Unaffiliated Investments	(220)	(182)	(133)
Net Change in Unrealized Depreciation on Affiliated Investments	(6,692)	(4,395)	(3,028)
Net Change in Unrealized Depreciation on Unaffiliated Investments	(311)	(112)	(24)

Net Realized and Unrealized Gain on Investments	8,853	9,166	7,307

Net Increase in Net Assets Resulting from Operations	$9,605	$9,587	$7,507

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund
Investment Income:
Income Distributions from Unaffiliated Registered Investment Companies	$220	$63	$13

Total Investment Income	220	63	13

Expenses:
Administration Fees	57	16	3
Investment Advisory Fees	5	1	—
Trustees’ Fees	5	1	—
Chief Compliance Officer Fees	2	1	—
Custodian Fees/Transfer Agent Fees	20	5	1
Registration Fees	15	5	2
Professional Fees	12	4	1
Printing Fees	10	3	1
Other Fees	3	1	—

Total Expenses	129	37	8

Net Investment Income	91	26	5

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	5,298	1,501	894
Net Realized Gain/(Loss) on Unaffiliated Investments	6	(22)	(6)
Net Change in Unrealized Depreciation on Affiliated Investments	(1,162)	(496)	(737)
Net Change in Unrealized Appreciation/(Depreciation) on Unaffiliated Investments	(65)	16	2

Net Realized and Unrealized Gain on Investments	4,077	999	153

Net Increase in Net Assets Resulting from Operations	$4,168	$1,025	$158

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund
Investment Income:
Dividend Income	$20,691	$5,845	$27,470	$882
Interest Income	—	—	243	26,499
Less: Foreign Taxes Withheld	(53)	—	(2,742)	—

Total Investment Income	20,638	5,845	24,971	27,381

Expenses:
Sub-Advisory Fees	2,293	2,271	2,234	1,550
Investment Advisory Fees	510	245	332	370
Administration Fees	426	204	277	309
Trustees’ Fees	11	5	7	8
Chief Compliance Officer Fees	4	2	2	3
Custodian Fees/Transfer Agent Fees	90	81	330	98
Professional Fees	38	18	25	27
Registration Fees	29	20	3	17
Printing Fees	20	17	14	14
Other Fees	42	22	180	120

Total Expenses	3,463	2,885	3,404	2,516

Net Investment Income	17,175	2,960	21,567	24,865

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) on Investments	103,445	85,563	34,613	(12,656)
Net Realized Gain on Futures Contracts	666	567	874	—
Net Realized Loss on Forward Contracts and Foreign Currency Transactions	(5)	—	(174)	(494)
Net Change in Unrealized Depreciation on Investments	(45,496)	(11,971)	(105,984)	(42,423)
Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts	(736)	(175)	(686)	2
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(3)	—	(130)	11
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	145	—

Net Realized and Unrealized Gain/(Loss) on Investments	57,871	73,984	(71,342)	(55,560)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$75,046	$76,944	$(49,775)	$(30,695)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2015 Fund		KP Retirement Path 2020 Fund
	Six-Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six-Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net Investment Income	$857	$8,381	$1,551	$16,239
Net Realized Gain on Affiliated and Unaffiliated Investments	6,569	8,608	12,874	13,193
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	6,463	—	15,947
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(7,606)	19,112	(12,398)	47,610

Net Increase/(Decrease) in Net Assets Resulting from Operations	(180)	42,564	2,027	92,989

Distributions to Shareholders:
Investment Income	—	(9,790)	—	(19,678)
Net Realized Gains	—	(8,432)	—	(12,841)

Total Distributions to Shareholders	—	(18,222)	—	(32,519)

Capital Share Transactions:
Institutional Shares:
Issued	14,884	20,469	46,171	86,658
Reinvestment of Distributions	—	18,221	—	32,519
Redeemed	(39,991)	(85,648)	(43,729)	(74,224)

Increase/(Decrease) in Net Assets from Capital Share Transactions	(25,107)	(46,958)	2,442	44,953

Total Increase/(Decrease) in Net Assets	(25,287)	(22,616)	4,469	105,423

Net Assets:
Beginning of Year or Period	439,687	462,303	877,534	772,111

End of Year or Period	$414,400	$439,687	$882,003	$877,534

Undistributed Net Investment Income	$857	$—	$1,551	$—

Share Transactions:
Institutional Shares:
Issued	1,416	1,953	4,227	8,096
Reinvestment of Distributions	—	1,717	—	2,958
Redeemed	(3,811)	(8,246)	(4,007)	(6,980)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(2,395)	(4,576)	220	4,074

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2025 Fund		KP Retirement Path 2030 Fund
	Six-Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six-Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net Investment Income	$1,523	$19,026	$1,051	$17,696
Net Realized Gain on Affiliated and Unaffiliated Investments	14,477	13,490	13,848	11,967
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	23,833	—	26,504
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(10,511)	71,803	(7,649)	82,986

Net Increase in Net Assets Resulting from Operations	5,489	128,152	7,250	139,153

Distributions to Shareholders:
Investment Income	—	(24,188)	—	(23,531)
Net Realized Gains	—	(13,568)	—	(13,250)

Total Distributions to Shareholders	—	(37,756)	—	(36,781)

Capital Share Transactions:
Institutional Shares:
Issued	74,580	130,169	82,576	134,916
Reinvestment of Distributions	—	37,756	—	36,781
Redeemed	(31,174)	(39,741)	(30,127)	(34,582)

Increase in Net Assets from Capital Share Transactions	43,406	128,184	52,449	137,115

Total Increase in Net Assets	48,895	218,580	59,699	239,487

Net Assets:
Beginning of Year or Period	1,061,313	842,733	1,013,379	773,892

End of Year or Period	$1,110,208	$1,061,313	$1,073,078	$1,013,379

Undistributed Net Investment Income	$1,523	$—	$1,051	$—

Share Transactions:
Institutional Shares:
Issued	6,614	11,949	7,154	12,265
Reinvestment of Distributions	—	3,339	—	3,187
Redeemed	(2,769)	(3,653)	(2,618)	(3,125)

Net Increase in Shares Outstanding from Share Transactions	3,845	11,635	4,536	12,327

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2035 Fund		KP Retirement Path 2040 Fund
	Six-Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six-Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net Investment Income	$752	$19,415	$421	$17,539
Net Realized Gain on Affiliated and Unaffiliated Investments	15,856	12,150	13,673	10,915
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	32,964	—	32,319
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(7,003)	105,873	(4,507)	104,565

Net Increase in Net Assets Resulting from Operations	9,605	170,402	9,587	165,338

Distributions to Shareholders:
Investment Income	—	(26,789)	—	(24,829)
Net Realized Gains	—	(14,563)	—	(13,825)

Total Distributions to Shareholders	—	(41,352)	—	(38,654)

Capital Share Transactions:
Institutional Shares:
Issued	102,431	154,433	100,096	156,449
Reinvestment of Distributions	—	41,352	—	38,654
Redeemed	(37,548)	(37,597)	(31,942)	(40,860)

Increase in Net Assets from Capital Share Transactions	64,883	158,188	68,154	154,243

Total Increase in Net Assets	74,488	287,238	77,741	280,927

Net Assets:
Beginning of Year or Period	1,133,140	845,902	1,043,698	762,771

End of Year or Period	$1,207,628	$1,133,140	$1,121,439	$1,043,698

Undistributed Net Investment Income	$752	$—	$421	$—

Share Transactions:
Institutional Shares:
Issued	8,677	13,876	8,356	13,942
Reinvestment of Distributions	—	3,510	—	3,239
Redeemed	(3,184)	(3,362)	(2,667)	(3,617)

Net Increase in Shares Outstanding from Share Transactions	5,493	14,024	5,689	13,564

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2045 Fund		KP Retirement Path 2050 Fund
	Six-Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six-Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net Investment Income	$200	$12,551	$91	$6,761
Net Realized Gain on Affiliated and Unaffiliated Investments	10,359	7,187	5,304	3,475
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	24,702	—	13,651
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(3,052)	78,173	(1,227)	40,209

Net Increase in Net Assets Resulting from Operations	7,507	122,613	4,168	64,096

Distributions to Shareholders:
Investment Income	—	(18,256)	—	(9,852)
Net Realized Gains	—	(9,454)	—	(4,674)

Total Distributions to Shareholders	—	(27,710)	—	(14,526)

Capital Share Transactions:
Institutional Shares:
Issued	90,578	140,447	76,774	109,506
Reinvestment of Distributions	—	27,710	—	14,527
Redeemed	(25,922)	(32,035)	(14,296)	(17,190)

Increase in Net Assets from Capital Share Transactions	64,656	136,122	62,478	106,843

Total Increase in Net Assets	72,163	231,025	66,646	156,413

Net Assets:
Beginning of Year or Period	766,861	535,836	414,001	257,588

End of Year or Period	$839,024	$766,861	$480,647	$414,001

Undistributed Net Investment Income	$200	$—	$91	$—

Share Transactions:
Institutional Shares:
Issued	7,504	12,444	6,301	9,642
Reinvestment of Distributions	—	2,307	—	1,200
Redeemed	(2,146)	(2,831)	(1,173)	(1,503)

Net Increase in Shares Outstanding from Share Transactions	5,358	11,920	5,128	9,339

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2055 Fund		KP Retirement Path 2060 Fund
	Six-Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six-Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net Investment Income	$26	$1,824	$5	$376
Net Realized Gain on Affiliated and Unaffiliated Investments	1,479	724	888	537
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	3,692	—	753
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(480)	9,433	(735)	1,279

Net Increase in Net Assets Resulting from Operations	1,025	15,673	158	2,945

Distributions to Shareholders:
Investment Income	—	(2,656)	—	(544)
Net Realized Gains	—	(935)	—	(370)

Total Distributions to Shareholders	—	(3,591)	—	(914)

Capital Share Transactions:
Institutional Shares:
Issued	36,617	47,091	11,577	14,049
Reinvestment of Distributions	—	3,591	—	914
Redeemed	(5,766)	(5,835)	(4,815)	(3,106)

Increase in Net Assets from Capital Share Transactions	30,851	44,847	6,762	11,857

Total Increase in Net Assets	31,876	56,929	6,920	13,888

Net Assets:
Beginning of Year or Period	111,748	54,819	22,985	9,097

End of Year or Period	$143,624	$111,748	$29,905	$22,985

Undistributed Net Investment Income	$26	$—	$5	$—

Share Transactions:
Institutional Shares:
Issued	3,000	4,142	946	1,231
Reinvestment of Distributions	—	296	—	75
Redeemed	(476)	(509)	(396)	(275)

Net Increase in Shares Outstanding from Share Transactions	2,524	3,929	550	1,031

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Large Cap Equity Fund		KP Small Cap Equity Fund
	Six-Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six-Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net Investment Income	$17,175	$28,777	$2,960	$4,018
Net Realized Gain on Investments and Futures Contracts	104,111	114,879	86,130	103,834
Net Realized Loss on Foreign Currency Transactions	(5)	(4)	—	—
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	(46,232)	272,695	(12,146)	55,766
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(3)	13	—	—

Net Increase in Net Assets Resulting from Operations	75,046	416,360	76,944	163,618

Distributions to Shareholders:
Investment Income	—	(29,727)	—	(5,537)
Net Realized Gains	—	(114,518)	—	(88,899)

Total Distributions to Shareholders	—	(144,245)	—	(94,436)

Capital Share Transactions:
Institutional Shares:
Issued	216,172	556,932	84,968	156,258
Reinvestment of Distributions	—	144,245	—	94,435
Redeemed	(211,065)	(199,003)	(113,087)	(175,532)

Increase/(Decrease) in Net Assets from Capital Share Transactions	5,107	502,174	(28,119)	75,161

Total Increase in Net Assets	80,153	774,289	48,825	144,343

Net Assets:
Beginning of Year or Period	2,250,917	1,476,628	1,075,158	930,815

End of Year or Period	$2,331,070	$2,250,917	$1,123,983	$1,075,158

Undistributed Net Investment Income	$17,238	$63	$3,182	$222

Share Transactions:
Institutional Shares:
Issued	16,182	46,225	6,808	13,147
Reinvestment of Distributions	—	10,965	—	7,755
Redeemed	(15,551)	(15,767)	(8,884)	(14,823)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	631	41,423	(2,076)	6,079

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP International Equity Fund		KP Fixed Income Fund
	Six-Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six-Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net Investment Income	$21,567	$27,299	$24,865	$36,544
Net Realized Gain/(Loss) on Investments and Futures Contracts	35,487	58,033	(12,656)	4,420
Net Realized Gain/(Loss) on Foreign Currency Transactions	(174)	578	(494)	(370)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	(106,670)	246,751	(42,421)	18,173
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(130)	243	11	(154)
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	145	(401)	—	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	(49,775)	332,503	(30,695)	58,613

Distributions to Shareholders:
Investment Income	—	(33,624)	—	(37,093)
Net Realized Gains	—	(6,402)	—	(461)

Total Distributions to Shareholders	—	(40,026)	—	(37,554)

Capital Share Transactions:
Institutional Shares:
Issued	197,250	262,294	281,872	588,784
Reinvestment of Distributions	—	40,026	—	37,554
Redeemed	(88,271)	(357,559)	(88,666)	(134,858)

Increase/(Decrease) in Net Assets from Capital Share Transactions	108,979	(55,239)	193,206	491,480

Total Increase in Net Assets	59,204	237,238	162,511	512,539

Net Assets:
Beginning of Year or Period	1,469,968	1,232,730	1,581,880	1,069,341

End of Year or Period	$1,529,172	$1,469,968	$1,744,391	$1,581,880

Undistributed/(Distributions in Excess of) Net Investment Income	$17,076	$(4,491)	$24,883	$18

Share Transactions:
Institutional Shares:
Issued	17,673	25,765	28,444	58,589
Reinvestment of Distributions	—	3,589	—	3,739
Redeemed	(7,697)	(36,183)	(8,970)	(13,378)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	9,976	(6,829)	19,474	48,950

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the six-months ended June 30, 2018 (Unaudited) and the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2015 Fund* - Institutional Shares
2018#	$10.51	$0.02	$(0.02)	$—	$—	$—	$—	$10.51	0.00%	$414,400	0.07%	0.41%	10%
2017	$9.96	$0.20	$0.80	$1.00	$(0.24)	$(0.21)	$(0.45)	$10.51	10.03%	$439,687	0.07%	1.89%	28%
2016	$9.76	$0.17	$0.34	$0.51	$(0.22)	$(0.09)	$(0.31)	$9.96	5.24%	$462,303	0.08%	1.69%	15%
2015	$10.07	$0.15	$(0.13)	$0.02	$(0.20)	$(0.13)	$(0.33)	$9.76	0.14%	$483,292	0.08%	1.45%	24%
2014@	$10.00	$0.18	$0.20	$0.38	$(0.24)	$(0.07)	$(0.31)	$10.07	3.82%	$522,066	0.10%	1.81%	23%

KP Retirement Path 2020 Fund* - Institutional Shares
2018#	$10.90	$0.02	$0.01	$0.03	$—	$—	$—	$10.93	0.28%	$882,003	0.07%	0.35%	11%
2017	$10.10	$0.21	$1.01	$1.22	$(0.25)	$(0.17)	$(0.42)	$10.90	12.04%	$877,534	0.07%	1.98%	25%
2016	$9.82	$0.18	$0.40	$0.58	$(0.21)	$(0.09)	$(0.30)	$10.10	5.92%	$772,111	0.08%	1.79%	13%
2015	$10.11	$0.16	$(0.17)	$(0.01)	$(0.20)	$(0.08)	$(0.28)	$9.82	(0.10)%	$707,746	0.07%	1.56%	19%
2014@	$10.00	$0.19	$0.21	$0.40	$(0.25)	$(0.04)	$(0.29)	$10.11	3.96%	$679,151	0.09%	1.92%	11%

KP Retirement Path 2025 Fund* - Institutional Shares
2018#	$11.22	$0.02	$0.03	$0.05	$—	$—	$—	$11.27	0.45%	$1,110,208	0.06%	0.28%	9%
2017	$10.15	$0.22	$1.26	$1.48	$(0.26)	$(0.15)	$(0.41)	$11.22	14.59%	$1,061,313	0.07%	2.00%	19%
2016	$9.81	$0.19	$0.46	$0.65	$(0.21)	$(0.10)	$(0.31)	$10.15	6.64%	$842,733	0.07%	1.87%	10%
2015	$10.11	$0.17	$(0.21)	$(0.04)	$(0.21)	$(0.05)	$(0.26)	$9.81	(0.35)%	$718,758	0.07%	1.64%	12%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.26)	$(0.03)	$(0.29)	$10.11	3.92%	$650,003	0.09%	1.98%	8%

KP Retirement Path 2030 Fund* - Institutional Shares
2018#	$11.44	$0.01	$0.08	$0.09	$—	$—	$—	$11.53	0.79%	$1,073,078	0.06%	0.20%	9%
2017	$10.15	$0.22	$1.50	$1.72	$(0.27)	$(0.16)	$(0.43)	$11.44	16.93%	$1,013,379	0.07%	1.98%	18%
2016	$9.76	$0.19	$0.52	$0.71	$(0.20)	$(0.12)	$(0.32)	$10.15	7.32%	$773,892	0.07%	1.91%	9%
2015	$10.09	$0.17	$(0.22)	$(0.05)	$(0.22)	$(0.06)	$(0.28)	$9.76	(0.52)%	$639,173	0.07%	1.70%	9%
2014@	$10.00	$0.20	$0.17	$0.37	$(0.26)	$(0.02)	$(0.28)	$10.09	3.78%	$580,413	0.08%	2.02%	8%

KP Retirement Path 2035 Fund* - Institutional Shares
2018#	$11.68	$0.01	$0.09	$0.10	$—	$—	$—	$11.78	0.86%	$1,207,628	0.06%	0.13%	8%
2017	$10.19	$0.22	$1.71	$1.93	$(0.28)	$(0.16)	$(0.44)	$11.68	18.93%	$1,133,140	0.06%	1.96%	16%
2016	$9.75	$0.19	$0.58	$0.77	$(0.20)	$(0.13)	$(0.33)	$10.19	7.91%	$845,902	0.07%	1.89%	9%
2015	$10.10	$0.18	$(0.25)	$(0.07)	$(0.23)	$(0.05)	$(0.28)	$9.75	(0.70)%	$691,910	0.06%	1.71%	7%
2014@	$10.00	$0.20	$0.19	$0.39	$(0.27)	$(0.02)	$(0.29)	$10.10	3.86%	$620,600	0.08%	2.01%	7%

*	Commenced operations on January 10, 2014.
@	For the period ended December 31, 2014. All ratios for the period have been annualized.
#	For the period ended June 30, 2018. All ratios for the period have been annualized.
†	Per share calculations were performed using the average shares method.
††	Ratio does not include the expenses of the underlying funds, as applicable.
‡

Total return and portfolio turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay of Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the six-months ended June 30, 2018 (Unaudited) and the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2040 Fund* - Institutional Shares
2018#	$11.83	$—	$0.11	$0.11	$—	$—	$—	$11.94	0.93%	$1,121,439	0.06%	0.08%	7%
2017	$10.21	$0.22	$1.85	$2.07	$(0.29)	$(0.16)	$(0.45)	$11.83	20.28%	$1,043,698	0.06%	1.94%	15%
2016	$9.75	$0.18	$0.61	$0.79	$(0.19)	$(0.14)	$(0.33)	$10.21	8.14%	$762,771	0.07%	1.86%	8%
2015	$10.10	$0.17	$(0.25)	$(0.08)	$(0.22)	$(0.05)	$(0.27)	$9.75	(0.73)%	$611,633	0.06%	1.68%	7%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.27)	$(0.03)	$(0.30)	$10.10	3.91%	$543,274	0.08%	2.02%	8%

KP Retirement Path 2045 Fund* - Institutional Shares
2018#	$11.90	$—	$0.12	$0.12	$—	$—	$—	$12.02	1.01%	$839,024	0.06%	0.05%	7%
2017	$10.20	$0.22	$1.92	$2.14	$(0.29)	$(0.15)	$(0.44)	$11.90	21.00%	$766,861	0.06%	1.93%	14%
2016	$9.74	$0.19	$0.60	$0.79	$(0.18)	$(0.15)	$(0.33)	$10.20	8.15%	$535,836	0.07%	1.89%	9%
2015	$10.09	$0.18	$(0.25)	$(0.07)	$(0.22)	$(0.06)	$(0.28)	$9.74	(0.66)%	$413,485	0.06%	1.71%	9%
2014@	$10.00	$0.21	$0.17	$0.38	$(0.27)	$(0.02)	$(0.29)	$10.09	3.76%	$354,753	0.08%	2.06%	8%

KP Retirement Path 2050 Fund* - Institutional Shares
2018#	$12.01	$—	$0.12	$0.12	$—	$—	$—	$12.13	1.00%	$480,647	0.06%	0.04%	7%
2017	$10.24	$0.23	$1.97	$2.20	$(0.29)	$(0.14)	$(0.43)	$12.01	21.52%	$414,001	0.06%	2.02%	13%
2016	$9.75	$0.20	$0.60	$0.80	$(0.18)	$(0.13)	$(0.31)	$10.24	8.25%	$257,588	0.07%	1.98%	10%
2015	$10.09	$0.19	$(0.26)	$(0.07)	$(0.22)	$(0.05)	$(0.27)	$9.75	(0.70)%	$172,257	0.06%	1.82%	9%
2014@	$10.00	$0.22	$0.16	$0.38	$(0.27)	$(0.02)	$(0.29)	$10.09	3.76%	$124,388	0.08%	2.19%	10%

KP Retirement Path 2055 Fund* - Institutional Shares
2018#	$12.03	$—	$0.12	$0.12	$—	$—	$—	$12.15	1.00%	$143,624	0.06%	0.04%	8%
2017	$10.22	$0.26	$1.94	$2.20	$(0.29)	$(0.10)	$(0.39)	$12.03	21.59%	$111,748	0.06%	2.24%	15%
2016	$9.70	$0.22	$0.58	$0.80	$(0.18)	$(0.10)	$(0.28)	$10.22	8.28%	$54,819	0.07%	2.26%	16%
2015	$10.07	$0.23	$(0.30)	$(0.07)	$(0.21)	$(0.09)	$(0.30)	$9.70	(0.66)%	$27,088	0.06%	2.19%	21%
2014@	$10.00	$0.24	$0.15	$0.39	$(0.27)	$(0.05)	$(0.32)	$10.07	3.81%	$12,658	0.10%	2.44%	28%

KP Retirement Path 2060 Fund* - Institutional Shares
2018#	$12.00	$—	$0.13	$0.13	$—	$—	$—	$12.13	1.08%	$29,905	0.06%	0.04%	22%
2017	$10.27	$0.28	$1.94	$2.22	$(0.29)	$(0.20)	$(0.49)	$12.00	21.66%	$22,985	0.07%	2.43%	27%
2016	$9.78	$0.21	$0.59	$0.80	$(0.18)	$(0.13)	$(0.31)	$10.27	8.18%	$9,097	0.07%	2.10%	51%
2015	$10.12	$0.22	$(0.28)	$(0.06)	$(0.22)	$(0.06)	$(0.28)	$9.78	(0.60)%	$5,748	0.06%	2.09%	100%
2014@	$10.00	$0.20	$0.19 ^	$0.39	$(0.27)	$—	$(0.27)	$10.12	3.92%	$2,452	0.15%	1.98%	340%

*	Commenced operations on January 10, 2014.
@	For the period ended December 31, 2014. All ratios for the period have been annualized.
#	For the period ended June 30, 2018. All ratios for the period have been annualized.
†	Per share calculations were performed using the average shares method.
††	Ratio does not include the expenses of the underlying funds, as applicable.
‡

Total return and portfolio turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay of Fund distributions or the redemption of Fund shares.

^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the six-months ended June 30, 2018 (Unaudited) and the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP Large Cap Equity Fund* - Institutional Shares
2018#	$12.98	$0.10	$0.32	$0.42	$—	$—	$—		$—	$13.40	3.24%	$2,331,070	0.30%	1.50%	27%
2017	$11.19	$0.18	$2.49	$2.67	$(0.17)	$(0.71)	$—		$(0.88)	$12.98	23.84%	$2,250,917	0.31%	1.47%	41%
2016	$10.56	$0.18	$0.88	$1.06	$(0.17)	$(0.26)	$—		$(0.43)	$11.19	10.04%	$1,476,628	0.34%	1.65%	50%
2015	$10.82	$0.15	$0.17	$0.32	$(0.15)	$(0.43)	$—		$(0.58)	$10.56	2.91%	$1,239,696	0.35%	1.38%	126%
2014@	$10.00	$0.16	$0.96	$1.12	$(0.15)	$(0.15)	$—		$(0.30)	$10.82	11.21%	$1,142,880	0.35%	1.62%	126%

KP Small Cap Equity Fund* - Institutional Shares
2018#	$12.08	$0.03	$0.82	$0.85	$—	$—	$—		$—	$12.93	7.04%	$1,123,983	0.53%	0.54%	44%
2017	$11.22	$0.05	$1.97	$2.02	$(0.06)	$(1.10)	$—		$(1.16)	$12.08	17.95%	$1,075,158	0.53%	0.41%	100%
2016	$9.55	$0.08	$1.68	$1.76	$(0.09)	$—	$—		$(0.09)	$11.22	18.38%	$930,815	0.53%	0.86%	91%
2015	$10.32	$0.07	$(0.55)	$(0.48)	$(0.07)	$(0.22)	$—	(1)	$(0.29)	$9.55	(4.73)%	$780,852	0.55%	0.68%	154%
2014@	$10.00	$0.09	$0.32	$0.41	$(0.09)	$—	$—		$(0.09)	$10.32	4.06%	$448,240	0.59%	0.97%	212%

KP International Equity Fund* - Institutional Shares
2018#	$11.20	$0.16	$(0.53)	$(0.37)	$—	$—	$—		$—	$10.83	(3.30)%	$1,529,172	0.46%	2.89%	13%
2017	$8.93	$0.21	$2.37	$2.58	$(0.26)	$(0.05)	$—		$(0.31)	$11.20	28.95%	$1,469,968	0.49%	2.06%	125%
2016	$8.84	$0.20	$0.07	$0.27	$(0.18)	$—	$—		$(0.18)	$8.93	3.03%	$1,232,730	0.49%	2.22%	23%
2015	$9.30	$0.20	$(0.46)	$(0.26)	$(0.19)	$—	$(0.01)		$(0.20)	$8.84	(2.79)%	$1,026,913	0.50%	2.13%	21%
2014@	$10.00	$0.26	$(0.64)	$(0.38)	$(0.22)	$(0.08)	$(0.02)		$(0.32)	$9.30	(3.83)%	$940,105	0.54%	2.61%	115%

KP Fixed Income Fund* - Institutional Shares
2018#	$10.05	$0.15	$(0.34)	$(0.19)	$—	$—	$—		$—	$9.86	(1.89)%	$1,744,391	0.30%	2.99%	233%
2017	$9.86	$0.27	$0.16	$0.43	$(0.24)	$—	$—		$(0.24)	$10.05	4.41%	$1,581,880	0.31%	2.63%	547%
2016	$9.79	$0.24	$0.16	$0.40	$(0.23)	$(0.10)	$—		$(0.33)	$9.86	4.08%	$1,069,341	0.32%	2.37%	484%
2015	$10.00	$0.21	$(0.16)	$0.05	$(0.21)	$(0.05)	$—	(1)	$(0.26)	$9.79	0.57%	$920,322	0.34%	2.10%	533%
2014@	$10.00	$0.20	$0.07	$0.27	$(0.18)	$(0.09)	$—		$(0.27)	$10.00	2.68%	$825,908	0.36%	1.99%	496%

*	Commenced operations on January 10, 2014.
@	For the period ended December 31, 2014. All ratios for the period have been annualized.
#	For the period ended June 30, 2018. All ratios for the period have been annualized.
†	Per share calculations were performed using the average shares method.
††	Ratio does not include the expenses of the underlying funds, as applicable.
‡

Total return and portfolio turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay of Fund distributions or the redemption of Fund shares.

(1)	Amount less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization

The KP Funds (the “Trust”), was organized on March 25, 2013 as a statutory trust under the laws of the Commonwealth of Massachusetts. The Trust is an open-end registered management investment company comprised of fourteen funds: KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, and KP Retirement Path 2060 Fund (collectively, the “Target Date Funds”); and the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund (collectively, the “Asset Class Funds” and collectively with the Target Date Funds, the “Funds” and each a “Fund”). The investment objective of the Target Date Funds is to seek a balance of long-term capital growth, inflation protection, and current income. The investment objective of KP Large Cap Equity, KP Small Cap Equity and KP International Equity Funds is to seek long-term capital appreciation. The investment objective of KP Fixed Income Fund is to provide current income consistent with the preservation of capital. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are registered to offer Institutional Class Shares.

Callan LLC serves as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a number of sub-advisers (the “Sub-Advisers”) to manage a portion of the Asset Class Funds’ assets. On September 3, 2013, the Trust was seeded with an issuance of 10,000 shares of the Institutional Class Shares of the KP Fixed Income Fund at an aggregate purchase price of $100,000. The Funds commenced operations on January 10, 2014.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment

THE KP FUNDS	June 30, 2018 (Unaudited)

companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not available through the above methods are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2018, KP Large Cap Equity, KP International Equity and KP Fixed Income Funds had securities valued in accordance with fair value procedures. Refer to the schedule of investments for further details.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

KP International Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by KP International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, KP International Equity Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser may contact SEI Global Fund Services (the “Administrator”) to request that a meeting of the Committee be held.

If a local market in which KP International Equity Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE KP FUNDS	June 30, 2018 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the six-months ended June 30, 2018, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

KP International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. KP International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. Tax is monitoring and accruing foreign capital cap gains for $498 (000), please refer to the Statement of Assets and Liabilities.

As of and during the six-months ended June 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six-months ended June 30, 2018 the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the year are presented on the Statements of Operations. As of and during the six-months ended June 30, 2018, KP Fixed Income Fund held forward foreign currency contracts.

THE KP FUNDS	June 30, 2018 (Unaudited)

For the six-months ended June 30, 2018, the average balances of forward foreign currency exchange contracts were as follows (000):

KP Fixed Income Fund
Average Monthly Notional Contracts Purchased	$6,077
Average Monthly Notional Contracts Sold	(2,322)

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2018, if applicable.

For the six-months ended June 30, 2018, the average balances of futures contracts were as follows (000):

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund
Average Monthly Notional Value Balance Long	$20,638	$5,353	$16,607	$—
Average Monthly Notional Value Balance Short	—	—	—	(1,403)

Master Netting Arrangements — A fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

It is the Funds’ policy to present the variation margin of the futures contracts separately on the Statements of Assets and Liabilities as the Funds do not have master netting agreements with the counterparties to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding futures contracts as of June 30, 2018, if applicable.

THE KP FUNDS	June 30, 2018 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) generally govern OTC financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of June 30, 2018, there were no securities pledged as collateral for financial derivative instruments as governed by ISDA master agreements.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the KP Fixed Income Fund as of June 30, 2018 (000):

KP Fixed Income Fund

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Brown Brothers Harriman	$4	$4	$(64)	$(64)	$(60)	$—	$(60)
BNP Paribas	21	21	(2)	(2)	19	—	19
Citi	8	8	—	—	8	—	8
HSBC	38	38	(44)	(44)	(6)	—	(6)
State Street	85	85	—	—	85	—	85

Total over the counter	$156	$156	$(110)	$(110)

†

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships (“MLPs”) — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

THE KP FUNDS	June 30, 2018 (Unaudited)

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Target Date Funds indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Target Date Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

3. Administration, Distribution, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending on the average daily net assets of the Funds. For the six-months ended June 30, 2018, the Funds were charged as follows for these services (000):

Fund	Administration Fee	Fund	Administration Fee
KP Retirement Path 2015 Fund	$54	KP Retirement Path 2050 Fund	$57
KP Retirement Path 2020 Fund	$111	KP Retirement Path 2055 Fund	$16
KP Retirement Path 2025 Fund	$137	KP Retirement Path 2060 Fund	$3
KP Retirement Path 2030 Fund	$132	KP Large Cap Equity Fund	$426
KP Retirement Path 2035 Fund	$148	KP Small Cap Equity Fund	$204
KP Retirement Path 2040 Fund	$137	KP International Equity Fund	$277
KP Retirement Path 2045 Fund	$102	KP Fixed Income Fund	$309

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company, and/or the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

Northeast Retirement Services, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

State Street Bank and Trust Company serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4. Investment Advisory Agreements:

The Trust will pay to the Adviser as compensation for the Adviser’s services rendered, a fee (the “Advisory Fee”), determined in accordance with the calculation methodology set forth below. The Advisory Fee will be computed and accrued daily on an estimated basis by the Administrator and paid monthly in arrears based on a final determination by the Administrator.

The Advisory Fee payable by each Fund for any particular period will equal its pro rata portion of the total fee calculated by applying the Effective Fee Rate (defined below) to the Fund Asset Base (defined below), with each Fund’s pro rata portion determined by dividing the net assets of such Fund that are included in the Fund Asset Base by the total Fund Asset Base.. The “Effective Fee Rate” will be determined by applying the following fee schedule to the Fund Asset Base:

0.05% on the first $4,000,000,000 of the Fund Asset Base;

0.04% on the Fund Asset Base between $4,000,000,001 and $7,000,000,000;

0.03% on the Fund Asset Base between $7,000,000,001 and $10,000,000,000; and

0.025% on the Fund Asset Base over $10,000,000,000.

THE KP FUNDS	June 30, 2018 (Unaudited)

The “Fund Asset Base” equals the Core Funds Asset Base (defined below) plus the Target Date Funds Asset Base (defined below). The “Core Funds Asset Base” equals the sum of the net assets of each Core Fund. The “Target Date Funds Asset Base” equals the sum of the net assets of each Target Date Fund invested in investment companies to which the Adviser does not serve as investment adviser. The Fund Asset Base will be estimated daily and determined monthly based on the preceding methodology, in all cases based on the net assets as of the close of business on the preceding day in the case of the daily estimate and based on the average daily net assets average daily net assets in the month for the monthly calculation.

The Effective Fee Rate determined at the beginning of a month shall be used throughout the month for purposes of the daily estimate, and shall be recalculated for the month to make the final determination. In the event that the estimated daily fee for a Fund differs from the final determination by an amount sufficient to require an adjustment to the Net Asset Value of the Fund for any day, such difference shall be treated as a pricing error under the Trust’s policy.

The Adviser has entered into sub-advisory agreements with each sub-adviser under which the sub-adviser makes investment decisions for the assets it has been allocated to manage. For its service, each sub-adviser receives a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisors directly are labeled as “Sub-Advisory Fees” on the Statements of Operations.

As of June 30, 2018, the Adviser has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
KP Large Cap Equity Fund	KP International Equity Fund
AQR Capital Management, LLC	Acadian Asset Management LLC
MFS Investment Management	Marathon Asset Management LLP
PanAgora Asset Management, Inc.	MFS Investment Management
SSGA Funds Management, Inc.	Sprucegrove Investment Management Ltd.
T. Rowe Price Associates, Inc.	SSGA Funds Management, Inc.
William Blair Investment Management, LLC

KP Small Cap Equity Fund	KP Fixed Income Fund
Aristotle Capital Boston, LLC	Credit Suisse Asset Management, LLC
CastleArk Management, LLC	Loomis, Sayles & Company, L.P.
Columbus Circle Investors	Payden & Rygel
DePrince Race & Zollo, Inc.	SSGA Funds Management, Inc.
PENN Capital Management Company, Inc.
SSGA Funds Management, Inc.
Walthausen & Co., LLC

5. Investment Transactions:

For the six-months ended June 30, 2018, the Funds had purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows (000):

	Purchases	Sales and Maturities
KP Retirement Path 2015 Fund	$41,622	$66,042
KP Retirement Path 2020 Fund	99,848	96,192
KP Retirement Path 2025 Fund	142,191	97,646
KP Retirement Path 2030 Fund	143,890	90,704
KP Retirement Path 2035 Fund	164,938	99,588
KP Retirement Path 2040 Fund	149,495	81,129
KP Retirement Path 2045 Fund	123,368	58,637
KP Retirement Path 2050 Fund	94,061	31,559
KP Retirement Path 2055 Fund	41,609	10,753
KP Retirement Path 2060 Fund	12,645	5,882
KP Large Cap Equity Fund	629,197	613,753
KP Small Cap Equity Fund	463,937	492,484
KP International Equity Fund	326,401	193,444
KP Fixed Income Fund	543,842	456,688

In addition, KP Fixed Income Fund had purchases and sales of long-term U.S. Government securities of $3,189,808 (000) and $3,053,622 (000), respectively.

THE KP FUNDS	June 30, 2018 (Unaudited)

6. Federal Tax Information:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the year or period ended December 31, 2017 and December 31, 2016 were as follows (000):

	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Retirement Path 2015 Fund	2017	$9,850	$8,372	$—	$18,222
	2016	10,031	4,189	—	14,220
KP Retirement Path 2020 Fund	2017	19,759	12,760	—	32,519
	2016	16,016	6,468	—	22,484
KP Retirement Path 2025 Fund	2017	24,305	13,451	—	37,756
	2016	16,914	8,169	—	25,083
KP Retirement Path 2030 Fund	2017	23,651	13,130	—	36,781
	2016	15,070	8,780	—	23,850
KP Retirement Path 2035 Fund	2017	26,847	14,505	—	41,352
	2016	15,839	10,598	—	26,437
KP Retirement Path 2040 Fund	2017	24,877	13,777	—	38,654
	2016	13,607	10,261	—	23,868
KP Retirement Path 2045 Fund	2017	18,295	9,415	—	27,710
	2016	9,281	7,428	—	16,709
KP Retirement Path 2050 Fund	2017	9,875	4,651	—	14,526
	2016	4,402	3,097	—	7,499
KP Retirement Path 2055 Fund	2017	2,677	914	—	3,591
	2016	946	470	—	1,416
KP Retirement Path 2060 Fund	2017	556	358	—	914
	2016	162	94	—	256
KP Large Cap Equity Fund	2017	45,798	98,447	—	144,245
	2016	22,452	32,941	—	55,393
KP Small Cap Equity Fund	2017	37,010	57,426	—	94,436
	2016	7,022	—	—	7,022
KP International Equity Fund	2017	35,737	4,289	—	40,026
	2016	23,849	—	—	23,849
KP Fixed Income Fund	2017	37,108	446	—	37,554
	2016	34,544	115	—	34,659

As of December 31, 2017, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Post October Losses	Late-Year Loss Deferral	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
KP Retirement Path 2015 Fund	$—	$8,086	$—	$—	$22,360	$2	$30,448
KP Retirement Path 2020 Fund	—	17,850	—	—	57,078	—	74,928
KP Retirement Path 2025 Fund	—	24,365	—	—	85,177	3	109,545
KP Retirement Path 2030 Fund	—	25,491	—	—	97,373	1	122,865
KP Retirement Path 2035 Fund	—	30,293	—	—	125,147	—	155,440
KP Retirement Path 2040 Fund	—	28,916	—	—	123,299	—	152,215
KP Retirement Path 2045 Fund	—	21,871	—	—	90,035	1	111,907
KP Retirement Path 2050 Fund	—	11,837	—	—	44,587	—	56,424
KP Retirement Path 2055 Fund	—	3,179	—	—	9,910	(2)	13,087
KP Retirement Path 2060 Fund	—	656	—	—	1,359	1	2,016
KP Large Cap Equity Fund	2,665	15,128	—	—	425,946	1	443,740
KP Small Cap Equity Fund	7,936	15,733	—	—	136,117	—	159,786
KP International Equity Fund	6,459	25,535	—	—	185,646	(2)	217,638
KP Fixed Income Fund	—	—	(219)	(68)	7,232	86	7,031

THE KP FUNDS	June 30, 2018 (Unaudited)

Post-October losses represent losses realized on investment transactions from November 1, 2017 through December 31, 2017, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against all future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. During the year ended December 31, 2017, the KP International Equity Fund utilized $21,564 of capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at June 30, 2018, were as follows (000):

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KP Retirement Path 2015 Fund	$399,499	$21,006	$(6,252)	$14,754
KP Retirement Path 2020 Fund	837,032	55,639	(10,959)	44,680
KP Retirement Path 2025 Fund	1,035,220	85,376	(10,710)	74,666
KP Retirement Path 2030 Fund	983,096	98,426	(8,702)	89,724
KP Retirement Path 2035 Fund	1,089,260	126,194	(8,050)	118,144
KP Retirement Path 2040 Fund	1,002,496	125,127	(6,335)	118,792
KP Retirement Path 2045 Fund	751,958	91,627	(4,644)	86,983
KP Retirement Path 2050 Fund	437,246	45,774	(2,415)	43,359
KP Retirement Path 2055 Fund	134,181	10,271	(841)	9,430
KP Retirement Path 2060 Fund	29,279	904	(280)	624
KP Large Cap Equity Fund	1,945,459	445,749	(65,301)	380,448
KP Small Cap Equity Fund	998,292	176,985	(52,839)	124,146
KP International Equity Fund	1,437,075	183,753	(103,913)	79,840
KP Fixed Income Fund	1,945,809	3,281	(38,418)	(35,137)

7. Risks:

As with all mutual funds, a shareholder of a fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the fund’s net asset value and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Credit Risk — Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Credit-Linked Notes Risk — Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing seucirites are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the seucirity. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referenced creditor defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event.

Fixed Income Market Risk — Fixed income market risk is the risk that the prices of a fund’s fixed income securities, including structured notes, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

THE KP FUNDS	June 30, 2018 (Unaudited)

Interest Rate Risk — Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Derivatives Risk — A fund’s use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on a fund’s share price and may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that a fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on a fund’s management or performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund’s use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause a fund to lose more than the principal amount invested in a derivative instrument.

Foreign Currency Risk — Foreign currency risk may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

8. Indemnifications:

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligation is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

9. Other:

At June 30, 2018, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	Number of affiliated shareholders	% of outstanding shares held	Number of non-affiliated shareholders	% of outstanding shares held
KP Retirement Path 2015 Fund	—	0%	1	100%
KP Retirement Path 2020 Fund	—	0%	1	100%
KP Retirement Path 2025 Fund	—	0%	1	100%
KP Retirement Path 2030 Fund	—	0%	1	100%
KP Retirement Path 2035 Fund	—	0%	1	100%
KP Retirement Path 2040 Fund	—	0%	1	100%
KP Retirement Path 2045 Fund	—	0%	1	100%
KP Retirement Path 2050 Fund	—	0%	1	100%
KP Retirement Path 2055 Fund	—	0%	1	100%
KP Retirement Path 2060 Fund	—	0%	1	100%
KP Large Cap Equity Fund	5	77%	—	0%
KP Small Cap Equity Fund	3	34%	1	37%
KP International Equity Fund	5	79%	—	0%
KP Fixed Income Fund	6	89%	—	0%

THE KP FUNDS	June 30, 2018 (Unaudited)

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE KP FUNDS	June 30, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2018 and held for the six-month period ended June 30, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE KP FUNDS	June 30, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2015 Fund
Actual Fund Return	$1,000.00	$1,000.00	0.07%	$0.35
Hypothetical 5% Return	$1,000.00	$1,024.45	0.07%	$0.35
KP Retirement Path 2020 Fund
Actual Fund Return	$1,000.00	$1,002.80	0.07%	$0.35
Hypothetical 5% Return	$1,000.00	$1,024.45	0.07%	$0.35
KP Retirement Path 2025 Fund
Actual Fund Return	$1,000.00	$1,004.50	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Retirement Path 2030 Fund
Actual Fund Return	$1,000.00	$1,007.90	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Retirement Path 2035 Fund
Actual Fund Return	$1,000.00	$1,008.60	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Retirement Path 2040 Fund
Actual Fund Return	$1,000.00	$1,009.30	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Retirement Path 2045 Fund
Actual Fund Return	$1,000.00	$1,010.10	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30

	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2050 Fund
Actual Fund Return	$1,000.00	$1,010.00	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Retirement Path 2055 Fund
Actual Fund Return	$1,000.00	$1,010.00	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Retirement Path 2060 Fund
Actual Fund Return	$1,000.00	$1,010.80	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Large Cap Equity Fund
Actual Fund Return	$1,000.00	$1,032.40	0.30%	$1.51
Hypothetical 5% Return	$1,000.00	$1,023.31	0.30%	$1.51
KP Small Cap Equity Fund
Actual Fund Return	$1,000.00	$1,070.40	0.53%	$2.72
Hypothetical 5% Return	$1,000.00	$1,022.17	0.53%	$2.66
KP International Equity Fund
Actual Fund Return	$1,000.00	$967.00	0.46%	$2.24
Hypothetical 5% Return	$1,000.00	$1,022.51	0.46%	$2.31
KP Fixed Income Fund
Actual Fund Return	$1,000.00	$981.10	0.30%	$1.47
Hypothetical 5% Return	$1,000.00	$1,023.31	0.30%	$1.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE KP FUNDS	June 30, 2018

APPROVAL OF SUB-ADVISORY AGREEMENT (Unaudited)

KP Fixed Income Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of KP Funds (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 28, 2018 to decide whether to renew the sub-advisory agreement between the Adviser and Credit Suisse Asset Management, LLC (the “Sub-Adviser”) on behalf of the KP Fixed Income Fund (the “Agreement”) for an additional one-year term. In preparation for the meeting, the Trustees requested that the Sub-Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Sub-Adviser’s services; (ii) the Sub-Adviser’s investment management personnel; (iii) the Sub-Adviser’s operations and financial condition; (iv) the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Sub-Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Sub-Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Sub-Adviser and its affiliates; (vii) the Sub-Adviser’s potential economies of scale; (viii) the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance attributable to the Sub-Adviser and overall performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Sub-Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Sub-Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Sub-Adviser; (ii) the investment performance of the Fund and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Sub-Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Sub-Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Sub-Adviser, the Board reviewed the portfolio management services provided by the Sub-Adviser to the Fund, including the quality and continuity of the Sub-Adviser’s portfolio management personnel, the resources of the Sub-Adviser, and the Sub-Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Sub-Adviser’s investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration form (“Form ADV”) for the Sub-Adviser was available to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Sub-Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring

THE KP FUNDS	June 30, 2018

APPROVAL OF SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Sub-Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Sub-Adviser

The Board was provided with regular reports regarding the Fund’s performance, and the Sub-Adviser’s contribution thereto, over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Sub-Adviser provided information regarding and led discussions of factors impacting the Sub-Adviser’s performance for the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Sub-Adviser’s performance was satisfactory, or, where the Sub-Adviser’s performance was materially below the Fund’s benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Sub-Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Sub-Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the fee payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Sub-Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Sub-Adviser and its affiliates. The Trustees considered how the Sub-Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Sub-Adviser with respect to the management of the Fund were not unreasonable.

The Trustees considered the Sub-Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Sub-Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The KP Funds

Investment Adviser

Callan LLC

600 Montgomery Street, Suite 800

San Francisco, CA 94111

Administrator

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds.

To Obtain a Prospectus, SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	855-457-3637 (855-4KPFNDS)

By Mail:	The KP Funds
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19546

By Internet:	www.kp-funds.com

From the SEC: You can also obtain the Prospectus, SAI or the Annual and Semi-Annual Reports, as well as other information about The KP Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22838

KPF-SA-001-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: September 6, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 6, 2018